                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                              File No. 333-38801
                                                              File No. 811-8457


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]
     Pre-Effective Amendment No.                                       [ ]
     Post-Effective Amendment No.    4                                 [X]
                                    ---
                                       AND
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]

     Amendment No.    5
                     ---


                         DELAWARE GROUP FOUNDATION FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

         1818 Market Street, Philadelphia, Pennsylvania      19103
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices)    (Zip Code)

Registrant's Telephone Number, including Area Code: (215) 255-2923
                                                    --------------

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering: November 30, 1998
                                     -----------------


It is proposed that this filing will become effective:

                 _____   immediately upon filing pursuant to paragraph (b)

                 __x__   on November 30, 1998 pursuant to paragraph (b)

                 _____   60 days after filing pursuant to paragraph (a)(1)

                 _____   on (date) pursuant to paragraph (a)(1)

                 _____   75 days after filing pursuant to paragraph (a)(2)

                 _____   on (date) pursuant to paragraph (a)(2) of Rule 485

                      Title of Securities Being Registered
                      ------------------------------------
The securities being registered are a number of individual classes of separate series of shares of beneficial interest of Delaware Group Foundation Funds, a Delaware business trust, as follows:

                               Balanced Portfolio
                               ------------------
                           Balanced Portfolio A Class
                           Balanced Portfolio B Class
                           Balanced Portfolio C Class
                     Balanced Portfolio Institutional Class

                                Growth Portfolio
                                ----------------
                            Growth Portfolio A Class
                            Growth Portfolio B Class
                            Growth Portfolio C Class
                      Growth Portfolio Institutional Class

                                Income Portfolio
                                ----------------
                            Income Portfolio A Class
                            Income Portfolio B Class
                            Income Portfolio C Class
                      Income Portfolio Institutional Class

                             --- C O N T E N T S ---

     This Post-Effective Amendment No. 4 to Registration File No. 333-38801 includes the following:


1.  Facing Page

2.  Contents Page

3.  Cross-Reference Sheets

4.  Part A - Prospectuses

5.  Part B - Statement of Additional Information

6.  Part C - Other Information

7.  Signatures

                             CROSS-REFERENCE SHEET*

                                     PART A

Item No.      Description                                                   Location in Prospectuses
--------      -----------                                                   ------------------------
                                                                        A Class/                 Institutional
                                                                        B Class/                     Class
                                                                        C Class

  1           Cover Page...................................              Cover                       Cover

  2           Synopsis.....................................            Synopsis;                   Synopsis;
                                                                        Summary                     Summary
                                                                      of Expenses                 of Expenses

  3           Condensed Financial Information..............            Financial                   Financial
                                                                       Highlights                  Highlights

  4           General Description of Registrant ...........            Investment                  Investment
                                                                     Objective and               Objective and
                                                                  Policies; Classes of        Policies; Classes of
                                                                    Shares; Other               Shares; Other
                                                                      Investment                  Investment
                                                                   Policies and Risk           Policies and Risk
                                                                    Considerations              Considerations

  5           Management of the Fund ......................          Management of               Management of
                                                                     the Portfolios              the Portfolios

  6           Capital Stock and Other Securities ..........          The Delaware                 Dividends and
                                                                  Difference; Dividends           Distributions;
                                                                   and Distributions;            Taxes; Shares
                                                                  Taxes; Shares (under          (under Management
                                                                  Management of the             of the Portfolios)
                                                                      Portfolios)

  7           Purchase of Securities Being Offered.........              Cover;                      Cover;
                                                                    Classes of Shares;          Classes of Shares;
                                                                       How to Buy                  How to Buy
                                                                   Shares; Calculation               Shares;
                                                                    of Offering Price            Calculation of
                                                                   and Net Asset Value          Net Asset Value;
                                                                       Per Share;                  Per Share;
                                                                     Management of                Management of
                                                                     the Portfolios              the Portfolios


                             CROSS-REFERENCE SHEET*

                                     PART A
                                  (continued)

  8           Redemption or Repurchase.....................          Classes of Shares;          Classes of Shares;
                                                                         How to Buy                  How to Buy
                                                                     Shares; Redemption          Shares; Redemption
                                                                        and Exchange                and Exchange

  9           Legal Proceedings............................                 None                        None




* This filing relates to the Registrant's A Class Shares, B Class Shares and C Class Shares of the Balanced Portfolio, Growth Portfolio and Income Portfolio which are described in one prospectus and the Institutional Classes of the Balanced Portfolio, Growth Portfolio and Income Portfolio which are described in a separate prospectus. The twelve Classes have a common Statement of Additional Information and Part C.

                              CROSS-REFERENCE SHEET

                                     PART B

                                                                   Location in Statement
Item No.      Description                                          of Additional Information
--------      -----------                                          -------------------------

  10          Cover Page..............................................Cover

  11          Table of Contents.......................................Table of Contents

  12          General Information and History.........................General Information

  13          Investment Objectives and Policies......................Investment Policies, Portfolio
                                                                      Techniques and Risk Considerations

  14          Management of the Registrant............................Officers and Trustees

  15          Control Persons and Principal Holders of Securities ....Officers and Trustees

  16          Investment Advisory and Other Services .................Asset Allocation Agreements; Officers
                                                                      and Trustees; General Information;
                                                                      Financial Statements

  17          Brokerage Allocation....................................Trading Practices and Brokerage

  18          Capital Stock and Other Securities .....................Capitalization and Noncumulative
                                                                      Voting (under General Information)

  19          Purchase, Redemption and Pricing of
              Securities Being Offered................................Purchasing Shares; Determining Net
                                                                      Asset Value; Redemption and
                                                                      Repurchase

  20          Tax Status..............................................Accounting and Tax Issues; Taxes

  21          Underwriters ...........................................Purchasing Shares

  22          Calculation of Performance Data.........................Performance Information

  23          Financial Statements....................................Financial Statements


                              CROSS REFERENCE SHEET

                                     PART C


Item No.      Description                                          Location in Part C
--------      -----------                                          ------------------

   24         Financial Statements and Exhibits....................       Item 24

   25         Persons Controlled by or under Common
              Control with Registrant..............................       Item 25

   26         Number of Holders of Securities......................       Item 26

   27         Indemnification......................................       Item 27

   28         Business and Other Connections of
              Investment Adviser...................................       Item 28

   29         Principal Underwriters...............................       Item 29

   30         Location of Accounts and Records.....................       Item 30

   31         Management Services..................................       Item 31

   32         Undertakings.........................................       Item 32


Foundation Funds                                                      Prospectus
Income, Balanced And Growth Portfolios                         November 30, 1998
A Class/B Class/C Class


          ------------------------------------------------------------

                   1818 Market Street, Philadelphia, PA 19103

                        For Prospectus and Performance:
                            Nationwide 800-523-1918

                       Information on Existing Accounts:
                              (SHAREHOLDERS ONLY)
                            Nationwide 800-523-1918

                                Dealer Services:
                             (BROKER/DEALERS ONLY)
                            Nationwide 800-362-7500

                   Representatives of Financial Institutions:
                            Nationwide 800-659-2265

     Delaware Group Foundation Funds (the "Trust") is an open-end management investment company with three separate Portfolios: the Income Portfolio, the Balanced Portfolio and the Growth Portfolio. Each Portfolio is in effect a separate fund issuing its own shares. The investment objectives and principal policies of the Portfolios are described below. See Investment Objectives and Policies. Although each Portfolio will constantly strive to attain its objective, there can be no assurance that it will be attained.

     The Portfolios will invest in open-end investment companies (mutual funds) that are members of the Delaware Investments Family of Mutual Funds (individually, an "Underlying Fund" and collectively, the "Underlying Funds"). The Underlying Funds include funds investing in U.S. and foreign stocks, bonds, and money market instruments. In addition, the Portfolios may, to the extent consistent with their respective investment objectives, invest in the same securities and employ the same investment strategies as any of the Underlying Funds. At any point in time, it can be expected that each Portfolio will invest in a different combination of securities and Underlying Funds, reflecting the different investment objectives and levels of risk and return each Portfolio seeks.

     This Prospectus describes the Portfolios and their Class A Shares, Class B Shares and Class C Shares and sets forth information that you should read and consider before you invest. Please retain it for future reference. A Statement of Additional Information ("Part B" of the Trust's registration statement), dated November 30, 1998, as it may be amended from time to time, contains additional information about the Trust and has been filed with the Securities and Exchange Commission (the "SEC"). Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to the Trust at the above address or by calling 800-523-1918. The Portfolios' financial statements appear in the Trust's Annual Report, which will accompany any response to requests for Part B. The SEC also maintains a Web site (http://www.sec.gov) that contains Part B, material we incorporated by reference, and other information regarding registrants that electronically file with the SEC.

     Each Portfolio also offers Institutional Class shares, which are available for purchase only by certain investors. A prospectus for the Institutional Classes can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling 800-828-5052.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE PORTFOLIOS ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE PORTFOLIOS ARE NOT BANK OR CREDIT UNION DEPOSITS.

                                Table of Contents


COVER PAGE..................................................................
SYNOPSIS....................................................................
SUMMARY OF EXPENSES.........................................................
FINANCIAL HIGHLIGHTS........................................................
INVESTMENT OBJECTIVES AND POLICIES
 Suitability................................................................
 Investment Strategy........................................................
THE DELAWARE DIFFERENCE
 Plans and Services.........................................................
CLASSES OF SHARES...........................................................
HOW TO BUY SHARES...........................................................
REDEMPTION AND EXCHANGE.....................................................
DIVIDENDS AND DISTRIBUTIONS.................................................
TAXES.......................................................................
CALCULATION OF OFFERING PRICE AND
 NET ASSET VALUE PER SHARE..................................................
MANAGEMENT OF THE PORTFOLIOS................................................
OTHER INVESTMENT POLICIES AND
 RISK CONSIDERATIONS........................................................
APPENDIX A--RATINGS.........................................................

Synopsis

Investment Objectives
     The investment objective of the Income Portfolio is to seek a combination of current income and preservation of capital with capital appreciation. The investment objective of the Balanced Portfolio is to seek capital appreciation with current income as a secondary objective. The investment objective of the Growth Portfolio is to seek long term capital growth. Each Portfolio has different levels of risk and return. For further details, see Investment Objectives and Policies and Other Investment Policies and Risk Considerations.

Risk Factors and Special Considerations
     Each Portfolio invests in Underlying Funds in the Delaware Investments Family of Mutual Funds, and may invest in the same securities and employ the same investment strategies as any of the Underlying Funds, and is therefore subject to the same risks as those attendant to the Underlying Funds. See Investment Objectives and Policies and Other Investment Policies and Risk Considerations.

Investment Manager, Distributor and Transfer Agent
     Delaware Management Company (the "Manager") furnishes investment management services to each Portfolio, subject to the supervision and direction of the Trust's Board of Trustees. The Manager and certain of its affiliates also provide investment management services to the Underlying Funds and certain of the other funds in the Delaware Investments family. Delaware Distributors, L.P. (the "Distributor"), an affiliate of the Manager, is the national distributor for each Portfolio and for all of the other mutual funds in the Delaware Investments family, including the Underlying Funds. Delaware Service Company, Inc. (the "Transfer Agent"), an affiliate of the Manager, is the shareholder servicing, dividend disbursing, accounting services and transfer agent for each Portfolio and for all of the other mutual funds in the Delaware Investments family, including the Underlying Funds. See Summary of Expenses and Management of the Portfolios for further information regarding the Manager, the Distributor and the Transfer Agent and the fees payable to these entities by each of the Portfolios.


Sales Charges
     The price of each of the Class A Shares includes a maximum front-end sales charge of 5.75% of the offering price. The sales charge is reduced on certain transactions of at least $50,000 but under $1,000,000. For purchases of $1,000,000 or more, the front-end sales charge is eliminated; if a dealer's commission is paid in connection with those sales, a contingent deferred sales charge ("Limited CDSC") of 1% will be imposed if shares are redeemed during the first year after the purchase and 0.50% will be imposed if shares are redeemed during the second year after the purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange. Class A Shares are also subject to annual 12b-1 Plan expenses for the life of the investment.

     The price of each of the Class B Shares is equal to the net asset value per share. Class B Shares are subject to a contingent deferred sales charge ("CDSC") of: (i) 5% if shares are redeemed during the first year after purchase; (ii) 4% if shares are redeemed during the second year after purchase;
(iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter. Class B Shares are subject to annual 12b-1 Plan expenses for approximately eight years after purchase. See Deferred Sales Charge Alternative -- Class B Shares and Automatic Conversion of Class B Shares under Classes of Shares.

     The price of each of the Class C Shares is equal to the net asset value per share. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

     See Classes of Shares and Distribution (12b-1) and Service under Management of the Portfolios.


Purchase Amounts
     The minimum initial investment for any Class generally is $1,000. Subsequent investments generally must be at least $100.

     Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed the maximum purchase limitations for Class B Shares and Class C Shares by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $50,000 or more in Class A Shares and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC. The minimum and maximum purchase amounts for retirement plans may vary. See How to Buy Shares.

Redemption and Exchange
     Class A Shares of each Portfolio may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. Neither the Portfolios nor the Distributor assesses a charge for redemptions or exchanges of Class A Shares except for certain redemptions of shares purchased at net asset value, which may be subject to a CDSC if a dealer's commission was paid in connection with such purchases. See Front-End Sales Charge Alternative -- Class A Shares under Classes of Shares.

     Class B Shares and Class C Shares may be redeemed or exchanged at the net asset value next calculated after receipt of the redemption or exchange request subject, in the case of redemptions, to any applicable CDSC. Neither the Portfolios nor the Distributor assesses any additional charges for redemptions or exchanges of Class B Shares or Class C Shares. There are certain limitations on an investor's ability to exchange shares between the various classes of shares that are offered. See Redemption and Exchange.


Open-End Investment Company
     The Trust, which was organized as a Delaware Business Trust on October 24, 1997, is an open-end management investment company. Each Portfolio is nondiversified as defined by the Investment Company Act of 1940 (the "1940 Act"). See Shares under Management of the Portfolios.

Summary of Expenses

     A general comparison of the sales arrangements and other expenses applicable to each Portfolio's Class A Shares, Class B Shares and Class C Shares follows:



                                                                                    Income Portfolio
                                                                                   Balanced Portfolio
                                                                                    Growth Portfolio
                                                                         ---------------------------------------
                                                                          Class A       Class B        Class C
Shareholder Transaction Expenses                                           Shares       Shares         Shares
----------------------------------------------------------------------   ---------   ------------   ------------
Maximum Sales Charge Imposed on Purchases (as a percentage of offering
 price) ..............................................................      5.75%        None           None

Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage
 of offering price) ..................................................      None         None           None

Maximum Contingent Deferred Sales Charge (as a percentage of original
 purchase price or redemption proceeds, as applicable) ...............      None(1)      5.00%(2)       1.00%(3)

Redemption Fees(4) ...................................................      None         None           None

(1) Class A purchases of $1,000,000 or more may be made at net asset value. However, if in connection with any such purchase a dealer commission is paid to the financial adviser through whom such purchase is effected, a Limited CDSC of 1% will be imposed on certain redemptions made during the first year after the purchase and 0.50% will be imposed on certain redemptions made during the second year after the purchase. Additional Class A purchase options involving the imposition of a CDSC may be permitted as described in the Prospectus from time to time. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange under Classes of Shares.

(2) Class B Shares are subject to a CDSC of: (i) 5% if shares are redeemed during the first year after purchase; (ii) 4% if shares are redeemed during the second year after purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter. See Deferred Sales Charge Alternative -- Class B Shares under Classes of Shares.

(3) Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. See Level Sales Charge Alternative -- Class C Shares under Classes of Shares.

(4) First Union National Bank currently charges $7.50 per redemption for redemptions payable by wire.


                                                                           Income Portfolio
                                                                          Balanced Portfolio
                                                                           Growth Portfolio
                                                                  ----------------------------------
                   Annual Operating Expenese
          (as a percentage of average daily net assets             Class A     Class B      Class C
              after voluntary waivers and payments                  Shares      Shares      Shares
---------------------------------------------------------------   ---------   ---------   ----------
Management Fees (after waivers)(5) ............................      0.00%       0.00%       0.00%

12b-1 Plan Expenses (including service fees)(6) ...............      0.25%       1.00%       1.00%

Other Operating Expenses (after payments)(7) ..................      0.55%       0.55%       0.55%
                                                                     ----        ----        ----
Total Operating Expenses (after waivers and payments) .........      0.80%       1.55%       1.55%
                                                                     ====        ====        ====

(5) The Manager has elected voluntarily to waive that portion, if any, of the annual management fees ("Asset Allocation Fees") payable by the Portfolios and to pay the Portfolios' expenses to the extent necessary to ensure that the "Total Operating Expenses" of the Portfolios do not exceed 0.55% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and 12b-1 expenses) during the commencement of the public offering of the Portfolios through June 30, 1999. If the voluntary expense waivers and payments were not in effect, it is estimated that the "Total Operating Expenses" as a percentage of average daily net assets for each Class of the Portfolios would be as follows, reflecting Asset Allocation Fees of 0.25%:

                                    Class A        Class B          Class C
                                    -------        -------          -------
    Income Portfolio                 32.95%         33.70%          33.70%
    Balanced Portfolio               12.87%         13.62%          13.62%
    Growth Portfolio                 14.36%         15.11%          15.11%


(6) Class A Shares, Class B Shares and Class C Shares of each Portfolio are subject to separate 12b-1 Plans. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD"). The annual 12b-1 Plan expenses for Class A Shares have been set by the Board of Trustees at 0.25% of the average daily net assets of such Classes. The maximum annual 12b-1 Plan expenses permitted under the 12b-1 Plan for Class A Shares are 0.30% of the average daily net assets of such Class. See Distribution (12b-1) and Service under Management of the Portfolios.

(7) "Other Operating Expenses" are based on estimated amounts for the current fiscal year. In the absence of voluntary expense payments, "Other Operating Expenses" would be as follows:


                                    Class A        Class B          Class C
                                    -------        -------          -------
    Income Portfolio                 32.45%         32.45%          32.45%
    Balanced Portfolio               12.37%         12.37%          12.37%
    Growth Portfolio                 13.86%         13.86%          13.86%

     Each Portfolio, as a shareholder in the Underlying Funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the Underlying Funds. These fees and expenses, which are embedded in the prices of the Underlying Fund shares purchased by the Portfolios, are in addition to the fees and expenses of the Portfolios set forth above.


     The following table sets forth the average aggregate total operating expenses of the Underlying Funds:


       Average Aggregate Total Fund Operating Expenses of Underlying Funds

                       -----------------------------------
                       Income Portfolio ............ 0.90%
                       -----------------------------------
                       Balanced Portfolio .......... 1.09%
                       -----------------------------------
                       Growth Portfolio ............ 1.16%
                       -----------------------------------

     These figures are estimates and are based on static asset allocation assumptions. Actual expenses will differ depending on the actual asset allocations among the Underlying Funds in effect from time to time. These figures are derived from the total operating expenses for the most recent fiscal year for each of the Institutional Class shares of the Underlying Funds set forth in the table below. Also set forth below is the investment adviser, sub-adviser (where applicable) and the management fee (as an annual percentage of net assets before fee waivers) for each of the Institutional Class shares of the Underlying Funds.

                          Underlying Fund Information

                                                                                    Management     Total Expense
        Underlying Fund                   Adviser               Sub-Adviser**           Fee          Ratio***
------------------------------   -------------------------   -------------------   ------------   --------------
Aggressive Growth                Manager                                             1.00%            1.50%(7)

Blue Chip                        Manager                          Vantage*           0.65%(1)         1.20%

Decatur Total Return             Manager                                             0.57%(2)         0.83%

DelCap                           Manager                                             0.75%            1.10%

Devon                            Manager                                             0.60%(3)         1.12%(7)

Small Cap Value                  Manager                                             0.75%            1.09%

Real Estate Investment Trust     Manager                      Lincoln National*      0.75%            0.86%(7)

Trend                            Manager                                             0.75%            1.09%

U.S. Growth                      Manager                       Lynch & Mayer*        0.70%            1.14%(7)

Emerging Markets                 Delaware International*                             1.25%            1.70%(7)

International Equity             Delaware International*                             0.75%            1.40%(7)

International Small Cap          Delaware International*                             1.25%            1.25%(7)

New Pacific                      Manager                         AIB Govett          0.80%            1.50%

Delchester                       Manager                                             0.59%(4)         0.81%

High-Yield Opportunities         Manager                                             0.65%(5)         0.84%(7)

Global Bond                      Delaware International*                             0.75%            0.95%(7)

Limited-Term Government          Manager                                             0.50%            0.83%

U.S. Government                  Manager                                             0.60%            0.90%

Delaware Cash Reserve            Manager                                             0.49%(6)         0.88%



  * Affiliate of the Manager.

 ** Fees payable by the Manager to a Sub-Adviser have no effect on the management fees payable by an Underlying Fund.

*** Includes management and other fees.


(1) Under the Investment Management Agreement for Blue Chip Fund, the Manager is paid an annual fee equal to 0.65% on the first $500 million of average daily net assets, 0.625% on the next $500 million and 0.60% on the average daily net assets in excess of $1 billion.

(2) Under the Investment Management Agreement for Decatur Total Return Fund, the Manager is paid an annual fee equal to 0.60% on the first $500 million of average daily net assets, 0.575% on the next $250 million of average daily net assets and 0.55% on the average daily net assets in excess of $750 million, less all directors fees paid by the fund.

(3) Under the Investment Management Agreement for Devon Fund, the Manager is paid an annual fee equal to 0.60% on the first $500 million of average daily net assets and 0.50% on the average daily net assets in excess of $500 million.

(4) Under the Investment Management Agreement for Delchester Fund, the Manager is paid an annual fee equal to 0.60% on the first $500 million of average daily net assets, 0.575% on the next $250 million of average daily net assets and 0.55% on the average daily net assets in excess of $750 million, less all directors fees paid by the fund.

(5) Under the Investment Management Agreement for High-Yield Opportunities Fund, the Manager is paid an annual fee equal to 0.65% on the first $500 million of average daily net assets, 0.625% on the next $500 million and 0.60% on the average daily net assets in excess of $1 billion.

(6) Under the Investment Management Agreement for Delaware Cash Reserve, the Manager is paid an annual fee equal to 0.50% on the first $500 million of average daily net assets, 0.475% on the next $250 million of average daily net assets, 0.45% on the next $250 million of average daily net assets, 0.425% on the next $250 million of average daily net assets, 0.375% on the next $250 million of average daily net assets, 0.325% on the next $250 million of average daily net assets, 0.30% on the next $250 million of average daily net assets and 0.275% on the average daily net assets in excess of $2 billion, less all directors fees paid by the fund.

(7) Reflects voluntary waivers and payments of fees by the investment manager.

     Investors utilizing the Asset Planner asset allocation service also typically incur an annual maintenance fee of $35 per Strategy. However, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an Individual Retirement Account ("IRA") will pay an annual IRA fee of $15 per Social Security number. See Asset Planner in Part B.

     For expense information about the Portfolios' Institutional Classes, see the separate prospectus relating to those classes.

     The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return, (2) redemption and no redemption at the end of each time period and
(3) for Class B Shares and Class C Shares, payment of a CDSC at the time of redemption, if applicable. The following example assumes the voluntary waiver of the asset allocation fee and payment of certain expenses by the Manager as discussed in this Prospectus.

INCOME PORTFOLIO
BALANCED PORTFOLIO
GROWTH PORTFOLIO
----------------
                                                       Assuming No
                            Assuming Redemption         Redemption
                            --------------------   -------------------
                             1 Year     3 Years     1 Year     3 Years
                            --------   ---------   --------   --------
Class A Shares(1) .......      $65        $82         $65        $82
Class B Shares(2) .......      $66        $79         $16        $49
Class C Shares ..........      $26        $49         $16        $49

(1) Generally, no redemption charge is assessed upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC, or other CDSC, which has not been reflected in this calculation, may be imposed on certain redemptions made within two years after a purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

(2) At the end of approximately eight years after purchase, Class B Shares will be automatically converted into Class A Shares. The example above does not assume conversion of Class B Shares since it reflects figures only for one and three years. See Automatic Conversion of Class B Shares under Classes of Shares for a description of the automatic conversion feature.

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

     The purpose of the above tables is to assist investors in understanding the various costs and expenses that they will bear directly or indirectly in owning shares of the Portfolios.

--------------------------------------------------------------------------------
Financial Highlights

The following financial highlights are derived from the financial statements of Balanced Portfolio, Growth Portfolio and Income Portfolio of Delaware Group Foundation Funds and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP, all of which are incorporated by reference into Part B. Further information about the
Portfolios' performance is contained in their Annual Report to shareholders. A copy of the Portfolios' Annual Report (including the report of Ernst & Young
LLP) may be obtained from Delaware Group Foundation Funds upon request at no charge.
--------------------------------------------------------------------------------

                                                                      Balanced Portfolio     Balanced Portfolio   Balanced Portfolio
                                                                        Class A Shares         Class B Shares       Class C Shares
                                                                     --------------------   --------------------  ------------------
                                                                            Period                Period               Period
                                                                          12/31/97(1)           12/31/97(1)          12/31/97(1)
                                                                            through               through              through
                                                                            9/30/98               9/30/98              9/30/98
                                                                         ------------           -----------          -----------
Net Asset Value, Beginning of Period ..............................      $    8.500             $   8.500            $   8.500

Income (Loss) From Investment Operations
Net Investment Income (2) .........................................           0.153                 0.104                0.104
Net Loss on Investments (both realized and unrealized) ............          (0.463)               (0.444)              (0.434)
                                                                         ----------             ---------            ---------
 Total From Investment Operations .................................          (0.310)               (0.340)              (0.330)
                                                                         ----------             ---------            ---------
Less Dividends and Distributions
Dividends from Net Investment Income ..............................          (0.060)               (0.030)              (0.030)
Distributions from Net Realized Gain on Investments................            none                  none                 none
                                                                         ----------             ---------            ---------
 Total Dividends and Distributions .................................         (0.060)               (0.030)              (0.030)
                                                                         ----------             ---------            ---------
Net Asset Value, End of Period ....................................      $    8.130             $   8.130            $   8.130
                                                                         ==========             =========            =========
----------------------

Total Return(3) ...................................................          (3.68%)               (4.02%)              (3.90%)

----------------------

Ratios and Supplemental Data
Net Assets, End of Period (000's omitted) .........................      $      972              $    408             $    694
Ratio of Expenses to Average Daily Net Assets .....................           0.80%                 1.55%                1.55%
Ratio of Expenses to Average Daily Net Assets Prior to Expense
 Limitation .......................................................          12.87%                13.62%               13.62%
Ratio of Net Investment Income to Average Daily Net Assets ........           2.34%                 1.59%                1.59%
Ratio of Net Investment Loss to Average Daily Net Assets
 Prior to Expense Limitation ......................................          (9.73%)              (10.48%)             (10.48%)
Portfolio Turnover Rate ...........................................             73%                   73%                  73%

-------------------------
(1) Date of commencement of trading; ratios have been annualized but total return has not been annualized
(2) Per share information was based on the average shares outstanding method.
(3) Total return does not reflect the maximum front-end sales charge that is or was in effect for Class A Shares. In addition, total return does not reflect the Limited CDSC that varies from 0.50% -- 1% depending on the holding period for Class A Shares, applicable to certain redemptions made within two years after purchase, or the CDSC which varies from 1% -- 5% depending upon the holding period for Class B Shares and 1% for Class C Shares redeemed within 12 months from the date of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange and Contingent Deferred Sales Charge -- Class B Shares and Class C Shares under Classes of Shares. Total return reflects the expense limitations referenced under Summary of Expenses and Management of the Portfolios.

                                                                       Growth Portfolio      Growth Portfolio     Growth Portfolio
                                                                        Class A Shares         Class B Shares       Class C Shares
                                                                     --------------------   --------------------  ------------------
                                                                            Period                Period               Period
                                                                          12/31/97(1)           12/31/97(1)          12/31/97(1)
                                                                            through               through              through
                                                                            9/30/98               9/30/98              9/30/98
                                                                         ------------           -----------          -----------
Net Asset Value, Beginning of Period ..............................      $    8.500             $   8.500            $   8.500

Income (Loss) From Investment Operations
Net Investment Income (2) .........................................           0.062                 0.014                0.013
Net Loss on Investments (both realized and unrealized) ............          (0.392)               (0.374)              (0.373)
                                                                         ----------             ---------            ---------
 Total From Investment Operations .................................          (0.330)               (0.360)              (0.360)
                                                                         ----------             ---------            ---------
Less Dividends and Distributions
Dividends from Net Investment Income ..............................            none                  none                 none
Distributions from Net Realized Gain on Investments................            none                  none                 none
                                                                         ----------             ---------            ---------
 Total Dividends and Distributions .................................           none                  none                 none
                                                                         ----------             ---------            ---------
Net Asset Value, End of Period ....................................      $    8.170             $   8.140            $   8.140
                                                                         ==========             =========            =========
----------------------

Total Return(3) ...................................................          (3.88%)               (4.24%)              (4.24%)

----------------------

Ratios and Supplemental Data
Net Assets, End of Period (000's omitted) .........................      $      547              $    885             $     74
Ratio of Expenses to Average Daily Net Assets .....................           0.80%                 1.55%                1.55%
Ratio of Expenses to Average Daily Net Assets Prior to Expense
 Limitation .......................................................          14.36%                15.11%               15.11%
Ratio of Net Investment Income to Average Daily Net Assets ........           0.96%                 0.21%                0.21%
Ratio of Net Investment Loss to Average Daily Net Assets
 Prior to Expense Limitation ......................................         (12.60%)              (13.35%)             (13.35%)
Portfolio Turnover Rate ...........................................             77%                   77%                  77%


-------------------------
(1) Date of commencement of trading; ratios have been annualized but total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Does not reflect the Limited CDSC that varies from 0.50% -- 1% depending on the holding period for Class A Shares, applicable to certain redemptions made within two years after purchase, or the CDSC which varies from 1% -- 5% depending upon the holding period for Class B Shares and 1% for Class C Shares redeemed within 12 months from the date of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange and Contingent Deferred Sales Charge -- Class B Shares and Class C Shares under Classes of Shares. Total return reflects the expense limitations referenced under Summary of Expenses and Management of the Portfolios.

                                                                       Income Portfolio       Income Portfolio     Income Portfolio
                                                                        Class A Shares         Class B Shares       Class C Shares
                                                                     --------------------   --------------------  ------------------
                                                                            Period                Period               Period
                                                                          12/31/97(1)           12/31/97(1)          12/31/97(1)
                                                                            through               through              through
                                                                            9/30/98               9/30/98              9/30/98
                                                                         ------------           -----------          -----------
Net Asset Value, Beginning of Period ..............................      $    8.500             $   8.500            $   8.500

Income (Loss) From Investment Operations
Net Investment Income (2) .........................................           0.250                 0.201                0.204
Net Loss on Investments (both realized and unrealized) ............          (0.350)               (0.331)              (0.334)
                                                                         ----------             ---------            ---------
Total From Investment Operations ..................................          (0.100)               (0.130)              (0.130)
                                                                         ----------             ---------            ---------
Less Dividends and Distributions
Dividends from Net Investment Income ..............................          (0.110)               (0.080)              (0.080)
Distributions from Net Realized Gain on Investments................            none                  none                 none
                                                                         ----------             ---------            ---------
Total Dividends and Distributions .................................          (0.110)               (0.080)              (0.080)
                                                                         ----------             ---------            ---------
Net Asset Value, End of Period ....................................      $    8.290             $   8.290            $   8.290
                                                                         ==========             =========            =========
----------------------

Total Return(3) ...................................................          (1.21%)               (1.56%)              (1.56%)

----------------------

Ratios and Supplemental Data
Net Assets, End of Period (000's omitted) .........................      $      398              $     26             $    123
Ratio of Expenses to Average Daily Net Assets .....................           0.80%                 1.55%                1.55%
Ratio of Expenses to Average Daily Net Assets Prior to Expense
 Limitation .......................................................          32.95%                33.70%               33.70%
Ratio of Net Investment Income to Average Daily Net Assets ........           3.80%                 3.05%                3.05%
Ratio of Net Investment Loss to Average Daily Net Assets
 Prior to Expense Limitation ......................................         (28.35%)              (29.10%)             (29.10%)
Portfolio Turnover Rate ...........................................             81%                   81%                  81%


-------------------------
(1) Date of commencement of trading; ratios have been annualized but total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Does not reflect the Limited CDSC that varies from 0.50% -- 1% depending on the holding period for Class A Shares, applicable to certain redemptions made within two years after purchase, or the CDSC which varies from 1% -- 5% depending upon the holding period for Class B Shares and 1% for Class C Shares redeemed within 12 months from the date of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange and Contingent Deferred Sales Charge -- Class B Shares and Class C Shares under Classes of Shares. Total return reflects the expense limitations referenced under Summary of Expenses and Management of the Portfolios.

Investment Objectives and Policies


     The investment objective of the Income Portfolio is to seek a combination of current income and preservation of capital with capital appreciation. It seeks to achieve this objective by investing primarily in a mix of fixed-income and domestic equity securities, including fixed-income and domestic equity Underlying Funds, although it may invest up to 10% of its assets in international equity securities, including international equity Underlying Funds. The Income Portfolio will generally invest at least 45% of its portfolio in fixed-income securities and 20% in domestic equity securities.


     The investment objective of the Balanced Portfolio is to seek capital appreciation with current income as a secondary objective. The Balanced Portfolio seeks to achieve its objective by investing primarily in domestic equity and fixed-income securities, including domestic equity and fixed-income Underlying Funds. The Balanced Portfolio may also invest in international equity and fixed-income securities, including international equity and fixed-income Underlying Funds. The Balanced Portfolio will generally invest at least 25% of its net assets in fixed-income securities, including fixed-income Underlying Funds.

     The investment objective of the Growth Portfolio is to seek long term capital growth. The Growth Portfolio seeks to achieve this objective by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed-income securities, including fixed-income Underlying Funds. The equity securities may include international securities, including international Underlying Funds.


     Each Portfolio will pursue its investment objective through active asset allocation implemented primarily with investments in a combination of the Underlying Funds. The Portfolios may also separately invest directly in the same securities and employ the same investment strategies as any of the Underlying Funds, to the extent consistent with each Portfolio's investment objective. The Portfolios will invest directly in securities or other investment instruments for such purposes as avoiding undue disruption of the activities of the Underlying Funds, hedging of the Portfolios' investment positions, or making investments in asset classes not available in the Underlying Funds. While it is anticipated that at most times the Portfolios will be invested primarily in the Underlying Funds, it is possible, from time to time, for the Portfolios to be substantially invested directly in securities. The investment objective of each Portfolio is considered a "non-fundamental policy," which means that it may be changed without approval of a Portfolio's shareholders. There is no assurance that a Portfolio will achieve its objective.

Suitability
     The Trust consists of three separate Portfolios. The Portfolios pursue different investment objectives with different levels of risk and return. Each Portfolio is designed to be a long-term investment. The descriptions below compare the three Portfolios' levels of risk and return relative to one another and are not intended to imply any particular absolute level of risk or return for any Portfolio.


Income Portfolio (Wealth Preservation Phase -- Lower Risk Tolerance)
     May be appropriate for the investor in the pre-Retirement/Retirement phase (55+ yrs.) or the investor looking for reduced portfolio risk and/or an increase in current income.

Balanced Portfolio (Wealth Accumulation Phase - Moderate Risk Tolerance)
     May be appropriate for the investor looking for the capital appreciation potential of the stock market and the income potential of the bond market.

Growth Portfolio (Earlier Wealth Accumulation Phase -- Higher Risk Tolerance)
     May be appropriate for the investor looking for long term capital growth with no need for current income.


Investment Strategy
     The Portfolios will invest primarily in the Underlying Funds, as well as invest in the same kinds of securities and employ the same investment strategies as any of the Underlying Funds, to the extent consistent with each Portfolio's investment objectives. The Underlying Funds include funds investing in U.S. and foreign stocks, bonds, and money market instruments. At any point in time, it can be expected that each Portfolio will invest in a different combination of securities and Underlying Funds, reflecting the different investment objectives and levels of risk and return that each Portfolio seeks. In allocating the Portfolios' assets, the Manager will evaluate the expected return, the volatility (i.e., the variability of returns from one period to the next), and the correlation of the Underlying Funds (i.e., the degree to which the Underlying Funds move together).


     The allocation of the assets of each Portfolio will be determined by the Manager. The Manager is the investment manager for each Portfolio. The Manager or its affiliates also serve as the investment manager to each Underlying Fund. In determining the asset allocation of the Portfolios, the Manager will establish an allocation according to asset classes and will implement such allocation through investment in an appropriate combination of securities and Underlying Funds.

     The Underlying Funds that will be considered for investment by each Portfolio are listed below, grouped within broad asset classes. The asset class headings below are provided for convenience and are approximate in nature. For more detailed information on the investment policies of each Underlying Fund, see Investment Policies of the Underlying Funds. The list of Underlying Funds may change from time to time, and Underlying Funds may be added or deleted upon the recommendation of the Manager without shareholder approval.


UNDERLYING FUNDS

    U.S. Equity                         International Equity
    Aggressive Growth Fund              Emerging Markets Fund
    Blue Chip Fund                      International Equity Fund
    Decatur Total Return Fund           International Small Cap Fund
    DelCap Fund                         New Pacific Fund
    Devon Fund
    Small Cap Value Fund                Fixed-Income
    The Real Estate Investment          Delchester Fund
     Trust Portfolio                    Global Bond Fund
    Trend Fund                          Limited-Term Government Fund
    U.S. Growth Fund                    U.S. Government Fund
                                        High-Yield Opportunities Fund

                                        Money Market
                                        Delaware Cash Reserve

     Under normal circumstances, it can generally be anticipated that of the three Portfolios, the Growth Portfolio will hold a higher percentage of its assets in U.S. equity and international securities (including Underlying Funds which invest primarily in those securities) than will the Balanced Portfolio, which in turn will hold a higher percentage in such securities and Underlying Funds than will the Income Portfolio. Likewise, it can generally be anticipated that of the three Portfolios, the Income Portfolio will hold a higher percentage of its assets in fixed-income securities (including Underlying Funds which invest primarily in those securities) than will the Balanced Portfolio, which in turn will hold a higher percentage in such securities and Underlying Funds than will the Growth Portfolio.

     The percentage ranges targeted for each Portfolio by broad asset class are set forth below. The percentage ranges applicable to each asset class for each Portfolio may be changed from time to time by the Manager without the approval of shareholders.




       Percentage Ranges of Investment in Asset Classes
---------------------------------------------------------------
        Income             Balanced       Growth
      Asset Class         Portfolio     Portfolio     Portfolio
----------------------   -----------   -----------   ----------
U.S. Equity               20%-50%       35%-65%       45%-75%

International Equity       0%-10%        5%-20%       10%-30%

Fixed-Income              45%-75%       25%-55%        5%-35%

Money Market               0%-35%        0%-35%        0%-35%

     A Portfolio will generally at all times be invested in at least four Underlying Funds, consistent with the table above. A Portfolio may invest up to 100% of its total assets in cash, money market instruments or in Delaware Cash Reserve for temporary, defensive purposes.

Purchases of Shares of the Underlying Funds
     To the extent the Portfolios invest in Underlying Funds, they will invest only in Institutional Class Shares of such Underlying Funds (Class A Shares in the case of Delaware Cash Reserve). Accordingly, the Portfolios will not pay any sales load or 12b-1 service or distribution fees in connection with their investments in shares of the Underlying Funds. The Portfolios, however, will indirectly bear their pro rata share of the fees and expenses incurred by the Underlying Funds that are applicable to holders of Institutional Class Shares (Class A Shares in the case of Delaware Cash Reserve). The investment returns of each Portfolio, therefore, will be net of the expenses of the Underlying Funds in which it is invested.

Direct Investment in Securities and Other Investment Strategies
     Each Portfolio may, to the extent consistent with its investment objective, invest its assets directly in the same types of securities as those in which the Underlying Funds invest. In addition, each Portfolio may, to the extent consistent with its investment objective, engage directly in the same types of investment strategies as those in which each Underlying Fund may engage. A Portfolio would use such investment strategies to hedge investment positions, including investments directly in securities and investments in the Underlying Funds, to protect the Portfolio against a decline in an Underlying Fund's value. Each Portfolio does not intend to engage in these investment strategies for non-hedging purposes such that more than 5% of its assets will be exposed. For a description of these securities and investment strategies, see Investment Policies of the Underlying Funds.

Risk Factors
     The value of the Portfolios' shares will increase as the value of the securities owned by the Portfolios increases and will decrease as the value of the Portfolios' investments decreases. In addition, the Portfolios' share prices and yields will fluctuate in response to movements in the securities markets as a whole. Over time, the value of an investment in the Growth Portfolio is generally expected to fluctuate more than an investment in the Balanced Portfolio, which in turn is generally expected to fluctuate more over time then an investment in the Income Portfolio.


     Each Portfolio's assets may be invested primarily in a combination of the Underlying Funds. As a result, each Portfolio's investment performance may be directly related to the investment performance of the Underlying Funds held by it. The ability of each Portfolio to meet its investment objective may thus be directly related to the ability of the Underlying Funds to meet their objectives as well as the allocation among those Underlying Funds by the Manager. There can be no assurance that the investment objective of any Portfolio or Underlying Fund will be achieved.

     The Underlying Funds may engage in a variety of investment strategies which involve certain risks. Moreover, each Portfolio may, to the extent consistent with its investment objective, invest in the same securities and employ the same investment strategies as any of the Underlying Funds. The Portfolios may therefore be subject to some of the risks resulting from these strategies. Each Portfolio, to the extent consistent with its investment objective, and certain of the Underlying Funds may purchase foreign securities; purchase high yielding, high risk debt securities (commonly referred to as "junk bonds"); enter into foreign currency transactions; engage in options transactions; engage in futures contracts and options on futures; purchase zero- coupon bonds and pay-in-kind bonds; purchase restricted and illiquid securities; enter into forward roll transactions; purchase securities on a when-issued or delayed delivery basis; enter into repurchase agreements; borrow money; loan portfolio securities and engage in various other investment strategies. Further information on these investment strategies can be found under Other Investment Policies and Risk Considerations and in Part B.

     Because the Underlying Funds are separately managed, it is possible that certain Underlying Funds in which a Portfolio invests may be acquiring securities at the same time that other Underlying Funds in which that Portfolio invests are selling the same security. Similarly, it is possible that a Portfolio may directly acquire a security at the same time that an Underlying Fund in which it invests is selling the same security, or vice versa. This practice could result in higher indirect transactions costs for a Portfolio, and thus adversely effect such Portfolio's returns, than would be the case if a Portfolio were only investing directly in securities.

     Each Portfolio is considered a nondiversified investment company under the regulations which govern mutual funds because it may invest in a limited number of securities and Underlying Funds. As a result, each Portfolio may be subject to greater risk with respect to its individual portfolio than a fund that is more broadly diversified among a number of issuers. However, most of the Underlying Funds are diversified investment companies. The Portfolios may not concentrate in any particular industry, sector or foreign government security (except for investment companies, to the extent that it is considered an industry or sector).

     The Manager has adopted Asset Allocation Guidelines (the "Guidelines") which govern the Portfolios' purchases and redemptions of shares of the Underlying Funds. Pursuant to these Guidelines, if the Manager anticipates that a Portfolio's allocation transaction will disrupt the investment activities of an Underlying Fund, the portfolio managers of the relevant Portfolio and Underlying Fund will confer on steps to minimize adverse effects on both the Portfolio and the Underlying Fund, such as staggering the timing and amounts of such allocation transactions. In addition, the Manager will attempt to minimize the number and size of allocation transactions taking place at any one time while attempting to avoid losing investment opportunities for a Portfolio. As a result, the Portfolios may, on occasion, be unable to purchase or redeem shares of an Underlying Fund as quickly or in such amounts as they otherwise would in the absence of such Guidelines. Such delays or changes in amounts may decrease the total return and/or increase the volatility of the Portfolios.

                                     * * *

     For additional information about each Portfolio's investment policies and certain risks associated with investments in certain types of securities, see Other Investment Policies and Risk Considerations.

Investments of the Underlying Funds

     The following is a summary of the investment objectives and strategies of the Underlying Funds and the types of securities in which they may invest. The investment objectives are fundamental policies, and there is no assurance that the Underlying Funds will achieve their respective investment objective. Each Underlying Fund will constantly strive to achieve its objective and, in investing to do so, may hold securities for any period of time. To the extent that an Underlying Fund (other than a Money Market Fund) engages in short-term trading in attempting to achieve its objective, it may increase its portfolio turnover rate and incur larger portfolio transaction expenses (including brokerage commissions) and other expenses than might otherwise be the case. Additional investment strategies with respect to the Underlying Funds are described in Other Investment Policies and Risk Considerations and in Part B, as well as in the prospectus of each Underlying Fund. For a free copy of a prospectus of any of the Underlying Funds, call 800-523-1918 or write to the Trust at the address given above. Except where noted, the Manager serves as investment manager for each of the Underlying Funds.


U.S. Equity Funds
     As described below, the following Underlying Funds invest primarily in equity securities of companies located or conducting their business primarily in the United States.

Aggressive Growth Fund. The investment objective of Aggressive Growth Fund is long-term capital appreciation which Aggressive Growth Fund attempts to achieve by investing primarily in equity securities of companies which the Manager believes have the potential for high earnings growth. Although Aggressive Growth Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of Aggressive Growth Fund's investments. Aggressive Growth Fund seeks to achieve its investment objective by investing primarily (at least 65% of its total assets) in equity securities (including convertible securities) of companies which the Manager believes have the potential for high earnings growth and which are U.S. companies with stock market capitalizations of at least $300 million. Aggressive Growth Fund has been designed to provide investors with potentially greater long-term rewards than provided by an investment in a fund that seeks capital appreciation from common stocks with more established earnings histories.

     Aggressive Growth Fund will invest in equity securities of companies the Manager believes to be undervalued and to have the potential for high earnings growth. Companies in which Aggressive Growth Fund invests generally will meet one or more of the following criteria: high historical earnings-per-share (EPS) growth; high projected future EPS growth; an increase in research analyst earnings estimates; attractive relative price to earnings ratios; and high relative discounted cash flows. In selecting Aggressive Growth Fund's investments, the Manager also focuses on companies with capable management teams, strong industry positions, sound capital structures, high returns on equity, high reinvestment rates and conservative financial accounting policies.

     In pursuing its objective, Aggressive Growth Fund anticipates that it will invest substantially all, and under normal conditions not less than 65%, of its assets in common stocks, preferred stocks, convertible bonds, convertible debentures, convertible notes, convertible preferred stocks and warrants or rights. To the extent that Aggressive Growth Fund invests in convertible debt securities, those securities will be purchased on the basis of their equity characteristics, and ratings, if any, of those securities will not be an important factor in their selection.

     At no time will the investments of Aggressive Growth Fund in bank obligations, including time deposits, exceed 25% of the value of Aggressive Growth Fund's assets.

Blue Chip Fund. The investment objective of Blue Chip Fund is to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and securities that are convertible into equity securities. The sub-adviser, Vantage Global Advisors, Inc. ("Vantage"), an affiliate of the Manager, will invest in companies which it believes exhibit growth potential that significantly exceeds the average anticipated growth rate of companies included in the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500"). Under normal market conditions, at least 65% of the total assets of Blue Chip Fund will be in companies determined by Vantage to be "Blue Chip." Generally, the median market capitalization of companies targeted for investment by Blue Chip Fund will be greater than $5 billion. For investment purposes, however, "Blue Chip" companies are those whose market capitalization is greater than $2.5 billion at the time of investment.

     Vantage believes "Blue Chip" companies have characteristics which are desirable in seeking to achieve the investment objectives of Blue Chip Fund. For example, such companies tend to have a lengthy history of profit growth and dividend payment, and a reputation for quality management structure, products and service. Securities of "Blue Chip" companies generally are considered to be highly liquid because, compared to those of lesser capitalized companies, more shares of these securities are outstanding in the marketplace and their trading volume tends to be higher.

     While it is anticipated that Blue Chip Fund will invest principally in common stock and securities that are convertible into common stock, Blue Chip Fund may invest in all available types of equity securities, including, without limitation, preferred stock and warrants. Investments in equity securities other than common stock or securities that are convertible into common stock will be made when such securities are more attractively priced relative to the underlying common stock. Such investments may be made in any proportion deemed prudent under existing market and economic conditions. Convertible securities include preferred stock and debentures that pay a stated interest rate or dividend and are convertible into common stock at an established ratio. These securities, which are usually priced at a premium to their conversion value, may allow Blue Chip Fund to receive current income while participating to some extent in any appreciation in the underlying common stock. The value of a convertible security tends to be affected by changes in interest rates as well as factors affecting the market value of the underlying common stock.

     Up to 20% of Blue Chip Fund's total assets may be invested directly or indirectly in securities of issuers domiciled in foreign countries, including investments in American, European and Global Depositary Receipts. ("ADRs", "EDRs" and "GDRs," respectively or, collectively, "Depositary Receipts"). Blue Chip Fund may enter into options and futures transactions for hedging purposes to attempt to counterbalance portfolio volatility.

Decatur Total Return Fund. The investment objective of Decatur Total Return Fund is to seek to achieve long-term growth. It seeks to achieve its objective by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Decatur Total Return Fund seeks to provide shareholders with a current return while allowing them to participate in the capital gains potential associated with equity investments.

     Decatur Total Return Fund generally invests in common stocks and income-producing securities that are convertible into common stocks. The Manager looks for securities having a better dividend yield than the average of the S&P 500, as well as capital gains potential.

     All available types of appropriate securities are under continuous study. Decatur Total Return Fund may invest in all classes of securities, bonds and preferred and common stocks in any proportion deemed prudent under existing market and economic conditions. The Fund may also invest up to 20% of its total assets in foreign securities (which may include ADRs, EDRs and GDRs), although the Manager has no present intention of doing so. In seeking to obtain its objective, Decatur Total Return Fund may hold securities for any period of time. For temporary, defensive purposes, it may hold a substantial portion of its assets in cash or short-term obligations.

     Income-producing convertible securities include preferred stock and debentures that pay a stated or variable interest rate or dividend and are convertible into common stock at an established ratio. These securities, which are usually priced at a premium to their conversion value, may allow Decatur Total Return Fund to receive current income while participating to some extent in any appreciation in the underlying common stock. The value of a convertible security tends to be affected by changes in interest rates, as well as factors affecting the market value of the underlying common stock.

DelCap Fund. The investment objective of DelCap Fund is long-term capital appreciation. DelCap Fund's strategy is to invest primarily in common stocks that, in the judgment of the Manager, are of superior quality and in securities that are convertible into such common stocks. DelCap Fund will attempt to achieve its objective by purchasing securities issued by companies whose earnings the Manager believes will grow more rapidly than the average of those listed in the S&P 500. The Manager's emphasis will be on the securities of companies that, in its judgment, have the characteristics supporting such earnings growth. This judgment will be based on, among other things, the financial strength of the company, the expertise of its management, the growth potential of the company within the industry and the growth potential of the industry itself. The focus will be on those securities of companies the Manager believes have established themselves within their industry while maintaining growth potential.

     While the Manager believes its objective may best be achieved by investing in common stock, DelCap Fund may also invest in other securities including, but not limited to, convertible securities, warrants, preferred stock, bonds and foreign securities. DelCap Fund may make foreign investments through the purchase and sale of sponsored or unsponsored ADRs.

Devon Fund. The investment objective of Devon Fund is to seek current income and capital appreciation. Devon Fund will seek to achieve its objective by investing primarily in income-producing common stocks, with a focus on common stocks that the Manager believes have the potential for above average dividend increases over time. Under normal circumstances, Devon Fund will generally invest at least 65% of its total assets in dividend paying common stocks.

     In selecting stocks for Devon Fund, the Manager will focus primarily on dividend paying common stocks issued by companies with market capitalizations in excess of $100 million, but is not precluded from purchasing shares of companies with market capitalizations of less than $100 million. In seeking stocks with potential for above average dividend increases, the Manager will consider such factors as the historical growth rate of a dividend, the frequency of prior dividend increases, the issuing company's potential to generate cash flows, and the price/earnings multiple of the stock relative to the market. The Manager will generally avoid stocks that it believes are overvalued and may select stocks with current dividend yields that are lower than the current yield of the S&P 500 in exchange for anticipated dividend growth.

     While the Manager believes that Devon Fund's objective may best be attained by investing in common stocks, Devon Fund may also invest in other securities including, but not limited to, convertible and preferred securities, rights and warrants to purchase common stock, and various types of fixed-income securities, such as U.S. government and government agency securities, corporate debt securities and bank obligations, and may also engage in futures transactions. Devon Fund may also invest in foreign securities.

Small Cap Value Fund. The investment objective of Small Cap Value Fund is capital appreciation. The strategy will be to invest primarily in common stocks and securities convertible into common stocks which, in the opinion of the Manager, have market values which appear low relative to their underlying value or future earnings and growth potential. Small Cap Value Fund is designed primarily for capital appreciation; providing current income is not an objective. Any income produced is expected to be minimal.

     Securities will be purchased that the Manager believes to be undervalued in relation to asset value or long-term earning power of the companies. The Manager may also invest in securities of companies where current or anticipated favorable changes within a company provide an opportunity for capital appreciation. The Manager's emphasis will be on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market.

     While not a fundamental policy, under normal market conditions Small Cap Value Fund intends to invest at least 65% of its net assets in securities issued by small cap companies, those currently having a market capitalization generally of less than $1.5 billion. As a general matter, small cap companies may have more limited product lines, markets and financial resources than large cap companies. In addition, securities of small cap companies, generally, may trade less frequently (and with lesser volume), may be more volatile and may be somewhat less liquid than securities issued by larger capitalization companies.

     The Manager will consider the financial strength of the company, the nature of its management and any developments affecting the security, the company or the industry. Securities may be out of favor due to a variety of factors, such as lack of an institutional following, or unfavorable developments affecting the issuer of the securities, such as poor earning reports, dividend reductions or cyclical economic or business conditions. Other securities considered by the Manager would include those of companies where current or anticipated favorable changes such as a new product or service, technological breakthrough, management change, projected takeovers, changes in capitalization or redefinition of future corporate operations provide an opportunity for capital appreciation. The Manager will also consider securities where trading patterns suggest that significant positions are being accumulated by officers of the company, outside investors or the company itself. The Manager feels it may uncover situations where those who have a vested interest in the company feel the securities are undervalued and have appreciation potential.

     While the Manager believes that Small Cap Value Fund's objective may best be attained by investing in common stocks, it may also invest in other securities including, but not limited to, convertible securities, warrants, preferred stocks, bonds and foreign securities. Although it is expected to receive relatively less emphasis, Small Cap Value Fund may also invest in fixed-income securities without regard to a minimum grade level in pursuit of its objective where there are favorable changes in a company's earnings or growth potential or where general economic conditions and the interest rate environment provide an opportunity for declining interest rates and consequent appreciation in these securities. Lower rated high yield, high risk bonds are sometimes referred to as "junk bonds." The strategies employed are dependent upon the judgment of the Manager.

     If the Manager believes that market conditions warrant, Small Cap Value Fund may employ options strategies. Small Cap Value Fund may write covered call options on individual issues as well as write call options on stock indices. It may also purchase put options on individual issues and on stock indices. The Manager will employ these techniques in an attempt to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The ability to hedge effectively using options on stock indices will depend, in part, on the correlation between the composition of the index and Small Cap Value Fund's portfolio as well as the price movement of individual securities. Small Cap Value Fund does not currently intend to write or purchase stock index options. While there is no limit on the amount of Small Cap Value Fund's assets which may be invested in covered call options, it will not invest more than 2% of its net assets in put options. Small Cap Value Fund will only use exchange-traded options. It may enter into futures contracts and buy and sell options on futures contracts relating to securities, securities indices or interest rates.


     Although it will receive relatively minor emphasis in pursuit of its objective, Small Cap Value Fund may also purchase, at times, lower rated or unrated corporate bonds without regard to a grade minimum, which may be considered speculative and may increase the portfolio's credit risk. Although Small Cap Value Fund will not ordinarily purchase bonds rated below B by Moody's Investors Service, Inc. ("Moody's") or S&P (i.e., high-yield, high-risk fixed-income securities), it may do so if the Manager believes that capital appreciation is likely. Small Cap Value Fund will not invest more than 25% of its net assets in bonds rated below B. Investing in such lower rated debt securities may involve certain risks not typically associated with higher rated securities. Such "junk bonds" are considered very speculative and may possibly be in default or have interest payments in arrears.


The Real Estate Investment Trust Portfolio. The investment objective of The Real Estate Investment Trust Portfolio is to achieve maximum long-term total return. Capital appreciation is a secondary objective. The Real Estate Investment Trust Portfolio seeks to achieve its objectives by investing in securities of companies principally engaged in the real estate industry. Under normal circumstances, at least 65% of The Real Estate Investment Trust Portfolio's total assets will be invested in equity securities of real estate investment trusts ("REITs"). The Real Estate Investment Trust Portfolio will operate as a nondiversified fund as defined by the 1940 Act.


     The Real Estate Investment Trust Portfolio invests in equity securities of REITs and other real estate industry operating companies ("REOCs"). For purposes of The Real Estate Investment Trust Portfolio's investments, a REOC is a company that derives at least 50% of its gross revenues or net profits from either (1) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate, or (2) products or services related to the real estate industry, such as building supplies or mortgage servicing. The Real Estate Investment Trust Portfolio's investments in equity securities of REITs and REOCs may include, from time to time, sponsored or unsponsored ADRs actively traded in the United States. Equity securities for this purpose include common stocks, securities convertible into common stocks and securities having common stock characteristics, such as rights and warrants to purchase common stocks. The Real Estate Investment Trust Portfolio may also purchase preferred stock. The Real Estate Investment Trust Portfolio may invest in convertible securities and up to 10% of its assets in foreign securities. The Real Estate Investment Trust Portfolio may also invest in mortgage-backed securities.


     The Real Estate Investment Trust Portfolio may hold cash or invest in short-term debt securities and other money market instruments when, in the Manager's opinion, such holdings are prudent given then prevailing market conditions. Except when the Manager believes a temporary defensive approach is appropriate, The Real Estate Investment Trust Portfolio will not hold more than 5% of its total assets in cash or such short-term investments. All these short-term investments will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g. AAA by S&P or Aaa by Moody's) or be of comparable quality as determined by the Manager.


     Although The Real Estate Investment Trust Portfolio does not invest directly in real estate, The Real Estate Investment Trust Portfolio does invest primarily in REITs and may purchase equity securities of REOCs. Thus, because The Real Estate Investment Trust Portfolio concentrates its investments in the real estate industry, an investment in The Real Estate Investment Trust Portfolio may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition; property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses, uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

     The Real Estate Investment Trust Portfolio may invest without limitation in shares of REITs. REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like investment companies such as The Real Estate Investment Trust Portfolio, REITs are not taxed on income distributed to shareholders provided they comply with several requirements in the Internal Revenue Code of 1986, as amended (the "Code"). REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Code, and/or to maintain exemptions from the 1940 Act. By investing in REITs indirectly through The Real Estate Investment Trust Portfolio, a shareholder bears not only a proportionate share of the expenses of The Real Estate Investment Trust Portfolio, but also, indirectly, similar expenses of the REITs.


     While The Real Estate Investment Trust Portfolio does not intend to invest directly in real estate, The Real Estate Investment Trust Portfolio could, under certain circumstances, own real estate directly as a result of a default on securities that it owns. In addition, if The Real Estate Investment Trust Portfolio has rental income or income from the direct disposition of real property, the receipt of such income may adversely affect The Real Estate Investment Trust Portfolio's ability to retain its tax status as a regulated investment company.

     The Real Estate Investment Trust Portfolio may also, to a limited extent, enter into futures contracts on stocks, purchase or sell options on such futures, engage in certain options transactions on stocks and enter into closing transactions with respect to those activities. However, these activities will not be entered into for speculative purposes, but rather to facilitate the ability quickly to deploy into the stock market The Real Estate Investment Trust Portfolio's positions in cash, short-term debt securities and other money market instruments, at times when The Real Estate Investment Trust Portfolio's assets are not fully invested in equity securities. Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for The Real Estate Investment Trust Portfolio.

     In connection with The Real Estate Investment Trust Portfolio's ability to invest up to 10% of its total assets in the securities of foreign issuers, currency considerations may present risks if The Real Estate Investment Trust Portfolio holds international securities. Currency considerations carry a special risk for a portfolio of international securities. In this regard, The Real Estate Investment Trust Portfolio may actively carry on hedging activities, and may invest in forward foreign currency exchange contracts to hedge currency risks associated with the purchase of individual securities denominated in a particular currency.

     The Manager does not normally intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, the Manager may take advantage of short-term opportunities that are consistent with The Real Estate Investment Trust Portfolio's investment objective.

Trend Fund. The investment objective of Trend Fund is long-term capital appreciation. The strategy is to invest primarily in the common stocks and securities convertible into common stocks of emerging and other growth-oriented companies that, in the judgment of the Manager, are responsive to changes within the marketplace and have the fundamental characteristics to support growth. Income is not an objective of Trend Fund.

     Trend Fund will seek to identify changing and dominant trends within the economy, the political arena and our society. It will purchase securities which the Manager believes will benefit from these trends and which have the fundamentals to exploit them. The fundamentals include managerial skills, product development and sales and earnings.

     Trend Fund may purchase privately placed securities the resale of which is restricted under applicable securities laws. Such securities may offer a higher return than comparably registered securities but involve some additional risk as they can be resold only in privately negotiated transactions, in accordance with an exemption from the registration requirements under applicable securities laws or after registration.

     Trend Fund may invest in repurchase agreements, but will not normally do so except to invest excess cash balances. Trend Fund may also invest in foreign securities. For hedging purposes, Trend Fund may engage in options activity and enter into futures contracts and options on futures contracts.


U.S. Growth Fund. U.S. Growth Fund's fundamental investment objective is to seek to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. The Manager or sub-adviser, Lynch & Mayer, Inc. ("Lynch & Mayer"), an affiliate of the Manager, will seek investments in companies of all sizes that the Manager or sub-adviser believes have earnings that may be expected to grow faster than the U.S. economy in general. Such companies may offer the possibility of accelerated earnings growth because of management changes, new products or structural changes in the economy. In addition, those companies with relatively high rates of return on invested capital may be able to finance future growth from internal sources. Income derived from securities in such companies will be only an incidental consideration of U.S. Growth Fund.

     U.S. Growth Fund intends to invest primarily in common stocks believed by the Manager or sub-adviser to have appreciation potential. However, common stock is not always the class of security that provides the greatest possibility for appreciation. U.S. Growth Fund may invest up to 35% of its assets in debt securities, bonds, convertible bonds, preferred stock and convertible preferred stock. U.S. Growth Fund may also invest up to 10% of its assets in securities rated lower than Baa by Moody's or BBB by S&P if, in the opinion of the Manager or sub-adviser, doing so would further U.S. Growth
Fund's objective. Lower-rated or
unrated securities ("junk bonds") are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. U.S. Growth Fund may invest up to 20% of its assets in foreign securities.

International Equity Funds
     As described below, the following Underlying Funds invest primarily in equity securities of companies located or conducting their business primarily in foreign countries.

Emerging Markets Fund. The investment objective of Emerging Markets Fund is to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of issuers located or operating in emerging countries. Under normal circumstances, at least 65% of Emerging Markets Fund's assets will be invested in equity securities of issuers organized in, having a majority of their assets in, or deriving a majority of their operating income from at least three different emerging market countries. It will attempt to achieve its objective by investing in a broad range of equity securities, including common stocks, preferred stocks, convertible securities and warrants issued by companies located or operating in emerging countries. It is managed by Delaware International Advisers Ltd. ("Delaware International"), an affiliate of the Manager.


     Emerging Markets Fund considers an "emerging country" to be any country which is generally recognized to be an emerging or developing country by the international financial community, including the World Bank and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing. In addition, any country that is included in the IFC Free Index or MSCI EMF Index will be considered to be an "emerging country." As of the date of this Prospectus, there are more than 130 countries which, in Delaware International's judgment, are generally considered to be emerging or developing countries by the international financial community, approximately 40 of which currently have stock markets. Within this group of developing or emerging countries are included almost every nation in the world, except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western and Northern Europe.

     Currently, investing in many emerging countries is not feasible, or may, in Delaware International's opinion, involve unacceptable political risks. Emerging Markets Fund will focus its investments in those emerging countries where Delaware International considers the economies to be developing strongly and where the markets are becoming more sophisticated. Delaware International believes that investment opportunities may result from an evolving long-term international trend favoring more market-oriented economies, a trend that may particularly benefit certain countries having developing markets. This trend may be facilitated by local or international political, economic or financial developments that could benefit the capital markets in such countries.


     In considering possible emerging countries in which Emerging Markets Fund may invest, Delaware International will place particular emphasis on certain factors, such as economic conditions (including growth trends, inflation rates and trade balances), regulatory and currency controls, accounting standards and political and social conditions. It is currently anticipated that the countries in which Emerging Markets Fund may invest will include, but not be limited to, Argentina, Botswana, Brazil, Chile, China, Colombia, Czech Republic, Estonia, Ghana, Greece, Hong Kong, Hungary, India, Indonesia, Ivory Coast, Jamaica, Jordan, Kenya, Korea, Latvia, Lithuania, Malaysia, Mauritius, Mexico, Morocco, Nigeria, Pakistan, Peru, the Philippines, Poland, Portugal, Russia, Slovenia, South Africa, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe. As markets in other emerging countries develop, Delaware International expects to expand and further diversify the countries in which the Emerging Markets Fund invests.

     Although not an exclusive list of criteria to be considered by Delaware International, an emerging country equity security is one issued by a company that, in the opinion of Delaware International, exhibits one or more of the following characteristics: (i) its principal securities trading market is an emerging country, as defined above; (ii) while traded in any market, alone or on a consolidated basis, the company derives 50% or more of its annual revenues from either goods produced, sales made or services performed in emerging countries; or (iii) it is organized under the laws of, and has a principal office in, an emerging country. Determinations as to eligibility will be made by Delaware International based on publicly available information and inquiries made of the companies.

     Emerging Markets Fund may invest in Depositary Receipts, and in both open-end and listed or unlisted closed-end investment companies, as well as unregistered investment companies. The Emerging Markets Fund may also invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock, and certain other non-traditional equity securities.


     Emerging Markets Fund may invest up to 35% of its net assets in fixed-income securities issued by emerging country companies, and foreign governments, their agencies, instrumentalities or political subdivisions, all of which may be high yield, high risk fixed-income securities ("junk bonds") rated lower than BBB by S&P and Baa by Moody's or, if unrated, are considered by Delaware International to be of equivalent quality and which present special investment risks. Emerging Markets Fund may also invest in Brady Bonds and zero-coupon securities.

International Equity Fund. The investment objective of International Equity
Fund is to achieve long-term growth without undue risk to principal. It seeks to achieve this objective by investing primarily in securities that provide the potential for capital appreciation and income. As an international fund, International Equity Fund may invest in securities issued in any currency and may hold foreign currency. Under normal circumstances, at least 65% of International Equity Fund's assets will be invested in the securities of issuers organized in, having a majority of their assets in, or deriving a majority of their operating income from at least three different countries outside of the United States. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the European Currency Unit ("ECU") or, after December 31, 1998, the Euro. International Equity Fund is managed by Delaware International.


     International Equity Fund will attempt to achieve its objective by investing in a broad range of equity securities including common stocks, preferred stocks, convertible securities and warrants. Delaware International will employ a dividend discount analysis across country boundaries and will also use a purchasing power parity approach to identify currencies and markets that are overvalued or undervalued relative to the U.S. dollar.

     With a dividend discount analysis, Delaware International looks at future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. Delaware International uses this technique to attempt to compare the value of different investments. With a purchasing power parity approach, Delaware International attempts to identify the amount of goods and services that a dollar will buy in the United States and compare that to the amount of a foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be considered to be overvalued. When the dollar buys more, the currency may be considered to be undervalued. Eventually, currencies should trade at levels that should make it possible for the dollar to buy the same amount of goods and services overseas as in the United States. International Equity Fund may also invest in sponsored or unsponsored ADRs, EDRs or GDRs.

     While International Equity Fund may purchase securities in any foreign country, developed and underdeveloped, or emerging market countries, it is currently anticipated that the countries in which International Equity Fund may invest will include, but not be limited to, Canada, Germany, the United Kingdom, France, the Netherlands, Belgium, Spain, Switzerland, Japan, Australia, Hong Kong, and Singapore/Malaysia. In certain countries, investments by an investment company may only be made by purchasing shares of closed-end investment companies that in turn are authorized to invest in the securities of such countries. Any investment International Equity Fund may make in other investment companies is limited in amount by the 1940 Act and would involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

     Although International Equity Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. International Equity Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). International Equity Fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. International Equity Fund also may purchase and write put and call options on foreign currencies (trade on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar cost of foreign securities held by International Equity Fund and against increases in the U.S. dollar cost of such securities to be acquired.

International Small Cap Fund. The investment objective of International Small Cap Fund is to achieve long-term capital appreciation. This Fund seeks to achieve its objective by investing primarily in equity securities of smaller non-U.S. companies, which may include companies located or operating in established or emerging countries. International Small Cap Fund is an international fund. Under normal circumstances, at least 65% of International Small Cap Fund's total assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries outside of the United States. The current market capitalization of the companies in which International Small Cap Fund intends to invest primarily will generally be $1.5 billion or less (at the time of purchase). Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the European Currency Unit ("ECU") or, after December 31, 1998, the Euro. International Small Cap Fund is managed by Delaware International.

     The equity securities in which International Small Cap Fund may invest include common stocks, preferred stocks, rights or warrants to purchase common stocks and securities convertible into common stocks. International Small Cap Fund may also invest in foreign companies through sponsored or unsponsored
ADRs, EDRs or GDRs, which are receipts typically issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign company. By focusing on smaller, non-U.S. companies, International Small Cap Fund seeks to identify equity securities of emerging and other growth-oriented companies which in the opinion of Delaware International, are responsive to changes within their markets, and have the fundamental characteristics to support growth. Delaware International will seek to identify changing and dominant trends within the relevant markets, and will purchase securities of companies which it believes will benefit from these trends. In addition, Delaware International will consider the financial strength of the company, the nature of its management, and any developments affecting the company or its industry. Delaware International may invest in smaller capitalization companies that may be temporarily out of favor or overlooked by securities analysts and whose value, therefore, may not yet be fully recognized by the market. See Small to Medium-Sized Companies under Other Investment Policies and Risk Considerations.


     While International Small Cap Fund may purchase securities in any foreign country, developed and underdeveloped, or emerging market countries, it is currently anticipated that the countries in which International Small Cap Fund may invest will include, but not be limited to, Canada, Germany, the United Kingdom, France, the Netherlands, Belgium, Spain, Switzerland, Japan, Australia, Hong Kong and Singapore/Malaysia as well as Indonesia, Korea, the Philippines, Taiwan and Thailand. In certain countries, investments by an investment company may only be made by purchasing shares of closed-end investment companies that in turn are authorized to invest in the securities of such countries. See Investment Company Securities under Other Investment Policies and Risk Considerations.


     In selecting investments for International Small Cap Fund, Delaware International will employ a dividend discount analysis across country boundaries and will also use a purchasing power parity approach to identify currencies and markets that are overvalued or undervalued relative to the U.S. dollar. Delaware International uses the dividend discount analysis to compare the value of different investments. Using this technique, Delaware International looks at future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. With a purchasing parity approach, Delaware International attempts to identify the amount of goods and services that a dollar will buy in the United States and compare that to the amount of a foreign currency required to buy the same amount of goods and services in another country. Eventually, currencies should trade at levels that should make it possible for the dollar to buy the same amount of goods and services overseas as in the United States. When the dollar buys less, the foreign currency may be considered to be overvalued. When the dollar buys more, the currency may be considered to be undervalued.

     International Small Cap Fund may invest in both open-end and listed or unlisted closed-end investment companies, as well as unregistered investment companies. See Investment Company Securities under Other Investment Policies and Risk Considerations. International Small Cap Fund may also invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock, and certain other non-traditional equity securities.

     International Small Cap Fund may invest up to 15% of its net assets in fixed-income securities issued by emerging country companies, and foreign governments, their agencies, instrumentalities or political subdivisions, all of which may be high yield, high risk fixed-income securities rated lower than BBB by S&P and Baa by Moody's or, if unrated, are considered by Delaware International to be of equivalent quality and which present special investment risks. International Small Cap Fund may also invest in Brady Bonds. See High Yield, High Risk Securities under Other Investment Policies and Risk Considerations and Risk Factors under Investment Objectives and Policies.

     For temporary defensive purposes, International Small Cap Fund may invest all or a substantial portion of its assets in high quality debt instruments issued by foreign governments, their agencies, instrumentalities or political subdivisions, the U.S. government, its agencies or instrumentalities (and which are backed by the full faith and credit of the U.S. government), or issued by foreign or U.S. companies. For example, International Small Cap Fund may invest in U.S. fixed-income markets when Delaware International believes that the global equity markets are excessively volatile or overvalued so that International Small Cap Fund's objective cannot be achieved in such markets. Any corporate debt obligations will be rated AA or better by S&P, or Aa or better by Moody's, or if unrated, will be determined to be of comparable quality by Delaware International. International Small Cap Fund may also invest in the securities listed above pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.


New Pacific Fund. New Pacific Fund's investment objective is to seek to maximize long-term capital appreciation by investing primarily in equity securities of companies domiciled or having their principal business activities in countries located in the Pacific Basin. AIB Govett, Inc. (formerly known as John Govett & Company Limited) serves as sub-adviser for New Pacific Fund.

     The New Pacific Fund will invest in companies of varying size, measured by assets, sales and capitalization. It will invest in companies in one or more of the following Pacific Basin countries: Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand.


     New Pacific Fund may invest in companies located in other countries or regions in the Pacific Basin as those economies and markets become more accessible. While New Pacific Fund will generally have investments in companies located in at least three different countries or regions, it may from time to time have investments only in one or a few countries or regions.

     New Pacific Fund invests in common stock and may invest in other securities with equity characteristics, consisting of trust or limited partnership interests, preferred stock, rights and warrants. It may also invest in convertible securities, consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. New Pacific Fund may invest in securities listed on foreign or domestic securities exchanges and securities traded in foreign and domestic over-the-counter markets and may invest in restricted or unlisted securities.

     Under normal circumstances, at least 65% of New Pacific Fund's assets will be invested in equity securities of foreign issuers located in the Pacific Basin. It may invest in securities of companies located in, or governments of, developing countries within the Pacific Basin. New Pacific Fund may invest up to 35% of its assets in securities of U.S. issuers. In addition, it may be invested in short-term debt instruments to meet anticipated day-to-day operating expenses and liquidity requirements.

Fixed-Income Funds
     As described below, the following Underlying Funds invest primarily in fixed-income securities.

Delchester Fund. The investment objective of the Delchester Fund is to seek the highest current income which the Manager believes is consistent with prudent investment management. The strategy is to invest primarily in those securities having a liberal and consistent yield and those tending to reduce the risk of market fluctuations. Delchester Fund will invest at least 80% of its assets at the time of purchase in:

     (1) Corporate Bonds. Delchester Fund will invest in both rated and unrated bonds. Unrated bonds may be more speculative in nature than rated bonds;

     (2) Securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; and

     (3) Commercial paper of companies rated A-1 or A-2 by S&P or rated P-1 or P-2 by Moody's.

     Delchester Fund must invest the remaining assets, if any, in income-producing securities, including common stocks and preferred stocks, some of which may have convertible features or attached warrants.

     In the long run, Delchester Fund's assets are expected to be invested primarily in unrated corporate bonds and bonds rated BBB or lower by S&P or Baa or lower by Moody's and in unrated corporate bonds. See Appendix A to this Prospectus for more rating information. Investing in these so-called "junk" or "high-yield" bonds entails certain risks, including the risk of loss of principal, which may be greater than the risks involved in investment grade bonds. Such bonds are sometimes issued by companies whose earnings at the time of issuance are less than the projected debt service on the junk bonds.

High-Yield Opportunities Fund. The objective of High-Yield Opportunities Fund is to seek total return and, as a secondary objective, high current income. High-Yield Opportunities Fund seeks to achieve its objective by investing primarily in corporate bonds rated BB or lower by S&P or Ba or lower by Moody's, or similarly rated by another nationally-recognized statistical rating organization or, if unrated (which may be more speculative in nature than rated bonds), judged to be of comparable quality by the Manager.

     High-Yield Opportunities Fund will invest at least 65% of its assets at the time of purchase in corporate bonds that may be rated BB or lower by S&P or Ba or lower by Moody's, or similarly rated by another nationally-recognized statistical rating organization, or if unrated (which may be more speculative in nature than rated bonds), judged to be of comparable quality by the Manger. High-Yield Opportunities Fund generally will not purchase corporate bonds which, at the time of purchase, are rated lower than CCC by S&P or Caa by Moody's. See Appendix A to this Prospectus for more rating information. If a corporate bond held by High-Yield Opportunities Fund drops below these levels, including a security that goes into default, High-Yield Opportunities Fund will commence with an orderly sale of the security in a manner devised to minimize any adverse affect on High-Yield Opportunities Fund. If a sale of the security is not practicable for any reason, High-Yield Opportunities Fund will pursue other available measures reasonably anticipated by the Manager to facilitate repayment of the bond.

     High-Yield Opportunities Fund may also invest in securities of, or guaranteed by, the U.S. and foreign governments, their agencies or instrumentalities and commercial paper of companies having, at the time of purchase, an issue of outstanding debt securities rated as described above or commercial paper rated A-1 or A-2 by S&P or rated P-1 or P-2 by Moody's or, if unrated, judged to be of comparable quality by the Manager.

     High-Yield Opportunities Fund may acquire zero-coupon bonds and, to a lesser extent, pay-in-kind (PIK) bonds. High-Yield Opportunities Fund may also invest in other types of income-producing securities, including common stocks and preferred stocks, some of which may have convertible features or attached warrants and which may be speculative.

     High-Yield Opportunities Fund may purchase privately-placed debt and other securities the resale of which is restricted under applicable securities laws. Such securities may be less liquid than securities that are not subject to resale restrictions. High-Yield Opportunities Fund will not purchase illiquid assets, if more than 15% of its net assets would consist of such illiquid securities.

     High-Yield Opportunities Fund may invest up to 15% of its total assets in securities of issuers domiciled in foreign countries.

     High-Yield Opportunities Fund may hold cash or invest in short-term debt securities and other money market instruments when, in the Manager's opinion, such holdings are prudent given then prevailing market conditions or pending investment in other types of securities. All these short-term investments will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or, if unrated, judged to be of comparable quality as determined by the Manager.

     The Manager does not normally intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, the Manager may take advantage of short-term opportunities that are consistent with its investment objective.

Global Bond Fund. The investment objective of Global Bond Fund is to achieve current income consistent with the preservation of investors' principal. It seeks to achieve this objective by investing primarily in fixed-income securities that may also provide the potential for capital appreciation. As it is a global fund, under normal circumstances, at least 65% of Global Bond Fund's assets will be invested in the fixed-income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States. Global Bond Fund may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the ECU. Global Bond Fund is managed by Delaware International.


     Global Bond Fund will attempt to achieve its objective by investing at least 65% of its assets in a broad range of fixed-income securities, including foreign and U.S. government securities and debt obligations of foreign and U.S. companies which are generally rated A or better by S&P or Moody's, or if unrated, are deemed to be of comparable quality by Delaware International. However, Global Bond Fund may also invest in securities of issuers in emerging markets countries, including Brady Bonds, which tend to be of lower quality and more speculative than securities of developed country issuers. Such securities may be rated lower than BBB by S&P or Baa by Moody's, or if unrated, are considered by the Manager to be of equivalent quality. Global Bond Fund may also invest in zero-coupon bonds and in the debt securities of supranational entities denominated in any currency. Generally, the value of fixed-income securities moves inversely to the movement of market interest rates. The value of Global Bond Fund's portfolio securities and, thus, an investor's shares will be affected by changes in such rates.

     Zero-coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the World Bank, the European Economic Community, the European Coal and Steel Community, the
European Investment Bank, the Inter-Development Bank, the Export-Import Bank and the Asian Development Bank. For increased safety, Global Bond Fund currently anticipates that a large percentage of its assets will be invested in U.S. and foreign government securities and securities of supranational entities.

     With respect to U.S. government securities, Global Bond Fund may invest only in securities issued or guaranteed as to the payment of principal and interest by the U.S. government, and those of its agencies or instrumentalities which are backed by the full faith and credit of the United States. Direct obligations of the U.S. government which are available for purchase by Global Bond Fund include bills, notes, bonds and other debt securities issued by the U.S. Treasury. These obligations differ mainly in interest rates, maturities and dates of issuance. Agencies whose obligations are backed by the full faith and credit of the United States include the Farmers Home Administration, Federal Financing Bank and others.


     With respect to securities issued by foreign governments, their agencies, instrumentalities or political subdivisions, Global Bond Fund will generally invest in such securities if they have been rated AAA or AA by S&P or Aaa or Aa by Moody's or, if unrated, have been determined by Delaware International to be of comparable quality. Global Bond Fund may also invest in sponsored or unsponsored ADRs, EDRs or GDRs. While Global Bond Fund may purchase securities of issuers in any foreign country, developed and underdeveloped, or emerging market countries, it is currently anticipated that the countries in which Global Bond Fund may invest will include, but not be limited to, Canada, Germany, the United Kingdom, France, the Netherlands, Belgium, Spain, Switzerland, Japan, Australia, Hong Kong and Singapore/Malaysia, as well as Indonesia, Korea, the Philippines, South Africa, Taiwan and Thailand. In certain countries, investments by an investment company may only be made by purchasing shares of closed-end investment companies that in turn are authorized to invest in the securities of such countries. Any investment Global Bond Fund may make in other investment companies is limited in amount by the 1940 Act and would involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

     From time to time, Global Bond Fund may find opportunities to pursue its objective outside of the fixed-income markets, but in no event will such investments exceed 5% of Global Bond Fund's net assets. Global Bond Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 (the "1933 Act"). It may invest no more than 10% of the value of its net assets in illiquid securities. Global Bond Fund will not concentrate its investments in any particular industry, which means that it will not invest 25% or more of its total assets in any one industry.


     It is anticipated that the average weighted maturity of the portfolio will be in the five-to-ten year range. If, however, Delaware International anticipates a declining interest rate environment, the average weighted maturity may be extended past ten years. Conversely, if Delaware International anticipates a rising rate environment, the average weighted maturity may be shortened to less than five years.

     In order to attempt to protect Global Bond Fund's investments from interest rate fluctuations, it may engage in interest rate swaps. Global Bond Fund intends to use interest rate swaps as a hedge and not as a speculative investment. Interest rate swaps involve the exchange by Global Bond Fund with another party of their respective rights to receive interest, e.g., an exchange of fixed rate payments for floating rate payments. For example, if Global Bond Fund holds an interest-paying security whose interest rate is reset once a year, it may swap the right to receive interest at this fixed rate for the right to receive interest at a rate that is reset daily. Such a swap position would offset changes in the value of the underlying security because of subsequent changes in interest rates. This would protect Global Bond Fund from a decline in the value of the underlying security due to rising rates, but would also limit its ability to benefit from falling interest rates.

     Global Bond Fund may enter into interest rate swaps on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with Global Bond Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these hedging transactions are entered into for non-speculative purposes and not for the purpose of leveraging its investments, Delaware International and Global Bond Fund believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of Global Bond Fund's obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or high-quality liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Custodian Bank. If Global Bond Fund enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of Global Bond Fund's obligations with respect to the swap.


Limited-Term Government Fund. Limited-Term Government Fund seeks to provide a high stable level of income, while attempting to minimize fluctuations in principal and provide maximum liquidity. It seeks to do this by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities. Limited-Term Government Fund may also invest up to 20% of its assets in corporate notes and bonds, certificates of deposit and obligations of both U.S. and foreign banks, commercial paper and certain asset-backed securities. Limited- Term Government Fund is not a money market fund. A money market fund is designed for stability of principal; consequently, the level of income fluctuates. Limited-Term Government Fund is designed for greater stability of income at a relatively higher level; consequently, the principal value will fluctuate over time.


     The level of income will vary depending on interest rates and the portfolio. However, since longer term rates are generally less volatile than short-term rates, the level of income for Limited-Term Government Fund may tend to be less volatile than, for example, a money market fund. Limited-Term Government Fund attempts to provide yields higher than those available in money market funds or bank money market accounts by extending its portfolio maturities. By extending average maturity, Limited-Term Government Fund seeks higher income than may be available from money market securities but may also experience greater principal fluctuation.

     Limited-Term Government Fund seeks to reduce the effects of interest rate volatility on principal by keeping the average effective maturity (as that term is defined in Part B) to no more than five years. If in the judgment of the Manager rates are low, it will tend to shorten the average effective maturity to three years or less. Conversely, if in its judgment rates are high, it will tend to extend the average effective maturity to as high as five years. The Manager will increase the proportion of short-term instruments when short-term yields are higher. The Manager may purchase individual securities with a remaining maturity of up to 15 years.

     Limited-Term Government Fund will invest primarily in securities issued or guaranteed by the U.S. government (e.g., Treasury Bills and Notes), its agencies (e.g., Federal Housing Administration) or instrumentalities (e.g., Federal Home Loan Bank) or government-sponsored corporations (e.g., Federal National Mortgage Association), as well as repurchase agreements and publicly- and privately-issued mortgage-backed securities collateralized by such securities. It may invest up to 20% of its assets in: (1) corporate notes and bonds rated A or above; (2) certificates of deposit and obligations of both U.S. and foreign banks if they have assets of at least one billion dollars; (3) commercial paper rated P-1 by Moody's and/or A-1 by S&P; and (4) securities which are backed by assets such as receivables on home equity and credit loans, receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases or other loans or financial receivables currently available or which may be developed in the future. All such securities must be rated in the highest rating category by a reputable credit rating agency (e.g., AAA by S&P or Aaa by Moody's).

     To achieve its objective, Limited-Term Government Fund may use certain hedging techniques at the Manager's discretion to protect it's principal value. Limited-Term Government Fund may purchase put options, write secured put options, write covered call options, purchase call options and enter into closing transactions. It may also invest in futures contracts and options on such futures contracts subject to certain limitations.

     Limited-Term Government Fund may invest up to 35% of its assets in securities issued by certain private, nongovernment corporations, such as financial institutions, if the securities are fully collateralized at the time of issuance by securities or certificates issued or guaranteed by the U.S. government, its agencies or instrumentalities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). Limited-Term Government Fund may also invest in securities which are backed by assets such as receivables on home equity and credit card loans, and receivables on automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases or other loans or financial receivables currently available or which may be developed in the future. All such securities must be rated in the highest rating category by a reputable credit rating agency (e.g., AAA by S&P or Aaa by Moody's).


     Limited-Term Government Fund may also use repurchase agreements which are at least 102% collateralized by securities in which Limited-Term Government
Fund can invest directly. Repurchase agreements may be used to invest cash on a temporary basis. Limited-Term Government Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions. Limited-Term Government Fund may invest in restricted securities, including Rule 144A securities. Limited-Term Government Fund may invest no more than 10% of the value of its net assets in illiquid securities.


U.S. Government Fund. The objective of U.S. Government Fund is high current income consistent with safety of principal by investing primarily in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. These include securities issued or backed by U.S. government agencies and government-sponsored corporations which may not be backed by the full faith and credit of the U.S. government, such as the Export-Import Bank, Federal Housing Authority, Federal National Mortgage Association and Federal Home Loan Banks and mortgage-backed securities issued by non-government entities but collateralized by securities of the U.S. government, its agencies and instrumentalities. The weighted average maturity will be approximately 10 years. Although these securities are issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, the market value of these securities, upon which daily net asset value is based, may fluctuate and is not guaranteed.

     U.S. government securities include U.S. Treasury securities consisting of Treasury Bills, Treasury Notes and Treasury bonds. Some of the other government securities in which U.S. Government Fund may invest include securities of the Federal Housing Administration, the Government National Mortgage Association, the Department of Housing and Urban Development, the Export-Import Bank, the Farmers Home Administration, the General Services Administration, the Maritime Administration and the Small Business Administration. The maturities of such securities usually range from three months to 30 years.

     U.S. Government Fund may also invest up to 20% of its assets in: (1) corporate notes and bonds rated A or above; (2) certificates of deposit and obligations of both U.S. and foreign banks if they have assets of at least one billion dollars; (3) commercial paper rated P-1 by Moody's and/or A-1 by S&P; and (4) asset-backed securities rated Aaa by Moody's or AAA by S&P.

     U.S. Government Fund may invest in certificates of the Government National Mortgage Association ("GNMA"). GNMA Certificates are mortgage-backed securities. It may also invest in securities issued by certain private, non-government corporations, such as financial institutions, if the securities are fully collateralized at the time of issuance by securities or certificates issued or guaranteed by the U.S. government, its agencies or instrumentalities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). U.S. Government Fund may invest in securities which are backed by assets such as receivables on home equity and credit loans, receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases or other loans or financial receivables currently available or which may be developed in the future. All such securities must be rated in the highest rating category by a reputable credit rating agency (e.g., AAA by S&P or Aaa by Moody's).


     U.S. Government Fund may use repurchase agreements which are at least 102% collateralized by securities in which it can invest directly. Repurchase agreements may be used to invest cash on a temporary basis. U.S. Government Fund may purchase put options, write secured put options, write covered call options, purchase call options and enter into closing transactions. It may invest in futures contracts and options on such futures contracts subject to certain limitations. U.S. Government Fund may invest in restricted securities, including Rule 144A securities. U.S. Government Fund may invest no more than 10% of the value of its net assets in illiquid securities. U.S. Government Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

Money Market Funds
     As described below, the following Underlying Fund invests primarily in money market instruments.

Delaware Cash Reserve. As a money market fund, Delaware Cash Reserve's investment objective is to seek to provide maximum current income, while preserving principal and maintaining liquidity, by investing its assets in a diversified portfolio of money market securities and managing the portfolio to maintain a constant net asset value of $1.00 per share. While Delaware Cash Reserve will make every effort to maintain a fixed net asset value of $1.00 per share, there can be no assurance that this objective will be achieved.

     Delaware Cash Reserve limits its investments to those which its Board of Directors has determined present minimal credit risks and are of high quality and which are otherwise in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply.


     Delaware Cash Reserve's investments include securities issued or guaranteed by the U.S. government (e.g., Treasury Bills and Notes) or by the credit of its agencies or instrumentalities (e.g., Federal Housing Administration and Federal Home Loan Bank). It may invest in the certificates of deposit and obligations of both U.S. and foreign banks if they have assets of at least one billion dollars in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply. It also may purchase commercial paper and other corporate obligations; if, at the time of purchase, such a security or, as relevant, its issuer, is rated in one of the two highest rating categories (e.g., for commercial paper, A-2 or better by S&P and P-2 or better by Moody's; and, for other corporate obligations, AA or better by S&P and Aa or better by Moody's) by at least two nationally-recognized statistical rating organizations approved by the Board of Directors or, if such security is not so rated, the purchase of the security must be approved or ratified by the Board of Directors in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply. Delaware Cash Reserve will not invest more than 5% of its total assets in securities rated in the second highest category by a rating organization. Appendix A describes the ratings of S&P and Moody's.

     Delaware Cash Reserve maintains an average maturity of not more than 90 days. Also, it does not purchase any instruments with an effective remaining maturity of more than 13 months. Delaware Cash Reserve intends to hold its investments until maturity, but may sell them prior to maturity for a number of reasons. These reasons include: to shorten or lengthen the average maturity, to increase the yield, to maintain the quality of the portfolio or to maintain a stable share value. If there were a national credit crisis, an issuer were to become insolvent or interest rates were to rise, principal values could be adversely affected. Investments in foreign banks and overseas branches of U.S. banks may be subject to less stringent regulations and different risks than U.S. domestic banks.

The Delaware Difference


PLANS AND SERVICES
     The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in funds in Delaware Investments.

SHAREHOLDER PHONE DIRECTORY

Shareholder Service Center and Investor Information Center
  800-523-1918
  Information on Existing Regular Investment Accounts and Retirement Plan Accounts; Wire Investments; Wire Liquidations; Telephone Liquidations and Telephone Exchanges Portfolio Information; Literature; Price; Yield and Performance Figures

Delaphone
  800-362-FUND
  (800-362-3863)

Performance Information
     You can call the Investor Information Center during business hours for current performance information. Current yield and total return information may also be included in advertisements and information given to shareholders. Yields are computed on an annual basis over a 30-day period.

Shareholder Services
     During business hours, you can call Delaware Investments' Shareholder Service Center. The representatives can answer any questions about your account, the Portfolios, various service features and other funds in the Delaware Investments family.

Automated Shareholder Services
     You can purchase, redeem or exchange shares through Delaphone, Delaware Investments' automated telephone system, or through Delaware Investments' Web site, www.delawarefunds.com. For more information about how to sign up for these services, call the Shareholder Service Center.

Dividend Payments
     Dividends, capital gains and other distributions, if any, are automatically reinvested in your account, unless you elect to receive them in cash. You may also elect to have the dividends earned in one fund automatically invested in another fund in the Delaware Investments family with a different investment objective, subject to certain exceptions and limitations.

     For more information, see Additional Methods of Adding to Your Investment -- Dividend Reinvestment Plan under How to Buy Shares or call the Shareholder Service Center.

Retirement Planning
     An investment in the Portfolios may be a suitable investment option for tax-deferred retirement plans. Delaware Investments offers a full spectrum of qualified and non-qualified retirement plans, including the popular 401(k) deferred compensation plan, IRA, and the new Roth IRA. Please call Delaware Investments at 800-523-1918 for more information.

MoneyLine(SM) Services
     Delaware Investments offers the following services for fast and convenient transfer of funds between your personal bank account and your fund account.

1. MoneyLine(SM) Direct Deposit Service
     If you elect to have your dividends and distributions paid in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLineSM Direct Deposit Service and have such payments transferred from your Portfolio account to your predesignated bank account. See Dividends and Distributions. In addition, you may elect to have your Systematic Withdrawal Plan payments transferred from your Portfolio account to your predesignated bank account through this service. See Systematic Withdrawal Plans under Redemption and Exchange. This service is not available for certain retirement plans.

2. MoneyLine(SM) On Demand

     You or your investment dealer may request purchases and redemptions of Portfolio shares by using MoneyLine(SM) On Demand. When you authorize a Portfolio to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) or deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m. Eastern time. There is a $25 minimum and a $50,000 maximum limit for MoneyLine(SM) On Demand transactions. This service is not available for retirement plans, except for purchases of shares by IRAs.

     For each MoneyLine(SM) Service, it may take up to four business days for the transactions to be completed. You can initiate either service by completing an Account Services form. If your name and address are not identical to the name and address on your Portfolio account, you must have your signature guaranteed. The Portfolios do not charge a fee for any MoneyLine(SM) Service; however, your bank may change a fee. Please call the Shareholder Service Center for additional information about these services.


Statements and Confirmations
     You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling the Shareholder Service Center.

Duplicate Confirmations
     If your financial adviser or investment dealer is noted on your investment application, we will send a duplicate confirmation to him or her. This makes it easier for your adviser to help you manage your investments.

Tax Information
     Each year, the Trust will mail to you information on the tax status of your dividends and distributions.


Right of Accumulation
     With respect to Class A Shares, the Right of Accumulation feature allows you to combine the value of your current holdings of Class A Shares, Class B Shares and Class C Shares of a Portfolio with the dollar amount of new purchases of Class A Shares of a Portfolio to qualify for a reduced front-end sales charge on such purchases of Class A Shares. Under the Combined Purchases Privilege, you may also include certain shares that you own in other funds in the Delaware Investments family. See Classes of Shares.

Letter of Intention
     The Letter of Intention feature permits you to obtain a reduced front-end sales charge on purchases of Class A Shares by aggregating certain of your purchases of shares of funds in the Delaware Investments family over a 13-month period. See Classes of Shares and Part B.

12-Month Reinvestment Privilege
     The 12-Month Reinvestment Privilege permits you to reinvest proceeds from a redemption of Class A Shares, within one year of the date of the redemption, without paying a front-end sales charge. See Part B.

Exchange Privilege
     The Exchange Privilege permits shareholders to exchange all or part of their shares into shares of the other mutual funds in the Delaware Investments family, subject to certain exceptions and limitations. For additional information on exchanges, see Investing by Exchange under How to Buy Shares and Redemption and Exchange.


Wealth Builder Option
     You may elect to invest in the Portfolios through regular liquidations of shares in your accounts in other funds in the Delaware Investments family. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of Portfolio shares. See Additional Methods of Adding to Your Investment -- Wealth Builder Option and Investing by Exchange under How to Buy Shares, and Redemption and Exchange.

Financial Information about the Portfolios
     Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about each Portfolio's investments and performance. The Trust's fiscal year ends on September 30.

Classes of Shares

Alternative Purchase Arrangements
     Shares may be purchased at a price equal to the next determined net asset value per share, subject to a sales charge which may be imposed, at the election of the purchaser, at the time of the purchase for Class A
Shares ("front-end sales charge alternative"), or on a contingent deferred basis for Class B Shares ("deferred sales charge alternative") or Class C Shares ("level sales charge alternative").

     Class A Shares. An investor who elects the front-end sales charge alternative acquires Class A Shares, which incur a sales charge when they are purchased, but generally are not subject to any sales charge when they are redeemed. Class A Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares (currently set at 0.25%). Certain purchases of Class A Shares qualify for reduced front-end sales charges. See Front-End Sales Charge Alternative -- Class A Shares, below. See also Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange and Distribution (12b-1) and Service under Management of the Portfolios.


     Class B Shares. An investor who elects the deferred sales charge alternative acquires Class B Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within six years of purchase. Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for approximately eight years after purchase. Class B Shares permit all of the investor's dollars to work from the time the investment is made. The higher 12b-1 Plan expenses paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. At the end of approximately eight years after purchase, Class B Shares will automatically be converted into Class A Shares and, thereafter, for the remainder of the life of the investment, the annual 12b-1 Plan fee of up to 0.30% for Class A Shares (currently set at 0.25%) will apply. See Automatic Conversion of Class B Shares, below.


     Class C Shares. An investor who elects the level sales charge alternative acquires Class C Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for the life of the investment. The higher 12b-1 Plan expenses paid by Class C Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. Unlike Class B Shares, Class C Shares do not convert to another class.

     The alternative purchase arrangements described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge, purchase Class B Shares and have the entire initial purchase amount invested in a Portfolio with their investment being subject to a CDSC if they redeem shares within six years of purchase, or purchase Class C Shares and have the entire initial purchase amount invested in a Portfolio with their investment being subject to a CDSC if they redeem shares within 12 months of purchase. In addition, investors should consider the level of annual 12b-1 Plan expenses applicable to each Class. The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money and the effect of earning a return on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the Classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.


     For the distribution and related services provided to, and the expenses borne on behalf of, the Portfolios, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A Shares, Class B Shares and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Distribution (12b-1) and Service under Management of the Portfolios.

     Dividends, if any, paid on Class A Shares, Class B Shares and Class C Shares will be calculated in the same manner, at the same time, on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Calculation of Offering Price and Net Asset Value Per Share.

     The NASD has adopted certain rules relating to investment company sales charges. The Trust and the Distributor intend to operate in compliance with these rules.

Front-End Sales Charge Alternative - Class A Shares
     Class A Shares may be purchased at the offering price, which reflects a maximum front-end sales charge of 5.75%. See Calculation of Offering Price and Net Asset Value Per Share.

     Purchases of $50,000 or more carry a reduced front-end sales charge as shown in the following table.


                                        Class A Sales Charges
-----------------------------------------------------------------------------------------------------
                                                                                           Dealer's
                                                                                          Commission(3)
                                             Front-End Sales Charge as % of                 as % of
                                    Offering                                               Offering
       Amount of Purchase             Price                Amount Invested(2)                Price
--------------------------------   ----------   --------------------------------------   ------------
                                                   Income       Balanced      Growth
                                                 Portfolio     Portfolio     Portfolio
Less than $50,000                    5.75%         6.15%         6.15%         6.12%        5.00%
$50,000 but under $100,000           4.75          4.95          5.04          5.02         4.00
$100,000 but under $250,000          3.75          3.86          3.94          3.92         3.00
$250,000 but under $500,000          2.50          2.53          2.58          2.57         2.00
$500,000 but under $1,000,000(1)     2.00          2.05          2.09          2.08         1.60
-----------------------------------------------------------------------------------------------------


(1) There is no front-end sales charge on purchases of Class A Shares of $1,000,000 or more but, under certain limited circumstances, a Limited CDSC of 1% may apply upon redemption of such shares made during the first year after the purchase and 0.50% may apply upon redemption of such shares made during the second year after the purchase

(2) Based upon the net asset value per share of the respective Class A Shares as of the end of the most recent fiscal year.

(3) Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.
--------------------------------------------------------------------------------

     The Trust must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by the Trust. Such reduced front-end sales charges are not retroactive.

     From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge shown above. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of funds in the Delaware Investments family may receive an additional commission of up to 0.15% of the offering price. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.
--------------------------------------------------------------------------------

     Beginning July 1, 1998, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are made in accordance with the following schedule:

                                          Dealer's Commission
                                          (as a percentage of
          Amount of Purchase               amount purchased)
--------------------------------------   --------------------
  Up to $5 million                               1.00%
  Next $20 million up to $25 million             0.50
  Amount over $25 million                        0.25


     Such Class A Shares are subject to a Limited CDSC of 1% if shares are redeemed during the first year after the purchase and 0.50% if shares are redeemed during the second year after the purchase.


     For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other funds in the Delaware Investments family as to which a Limited CDSC applies may be aggregated with those of the Class A Shares of a Portfolio. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

     An exchange from other funds in the Delaware Investments family will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

     Redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC if the dealer's commission described above was paid in connection with the purchase of those shares. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.


Combined Purchases Privilege
     By combining your holdings of Class A Shares with your holdings of Class B Shares and/or Class C Shares of a Portfolio and shares of other funds in the Delaware Investments family, except as noted below, you can reduce the front-end sales charges on any additional purchases of Class A Shares. Shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with ownership of variable insurance products may be combined with other Delaware Investments fund holdings. In addition, assets held by investment advisory clients of the Manager or its affiliates in a stable value account may be combined with other Delaware Investments fund holdings. Shares of other funds that do not carry a front-end sales charge or CDSC may not be included unless they were acquired through an exchange from a fund in the Delaware Investments family that does carry a front-end sales charge or CDSC.


     This privilege permits you to combine your purchases and holdings with those of your spouse, your children under 21 and any trust, fiduciary or retirement account for the benefit of such family members.

     This privilege also permits you to use these combinations under a Letter of Intention. A Letter of Intention allows you to make purchases over a 13-month period and qualify the entire purchase for a reduction in front-end sales charges on Class A Shares.


     Combined purchases of $1,000,000 or more, including certain purchases made at net asset value pursuant to a Right of Accumulation or under a Letter of Intention, may result in the payment of a dealer's commission and the applicability of a Limited CDSC. Investors should consult their financial advisers or the Shareholder Service Center about the operation of these features. See Front-End Sales Charge Alternative -- Class A Shares, above.

Allied Plans
     Class A Shares are available for purchase by participants in certain defined contribution plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments funds ("eligible Delaware Investments fund shares"), as well as shares of designated classes of non-Delaware Investments funds ("eligible non-Delaware Investments fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

     With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments and eligible non-Delaware Investments fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments fund shares.

     Participants in Allied Plans may exchange all or part of their eligible Delaware Investments fund shares for other eligible Delaware Investments fund shares or for eligible non-Delaware Investments fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware Investments, which were not subject to a front end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.

     A dealer's commission may be payable on purchases of eligible Delaware Investments fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Investments fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated.

     The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge -- Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments and non-Delaware Investments fund shares. When eligible Delaware Investments fund shares are exchanged into eligible non-Delaware Investments fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial adviser or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Buying Class A Shares at Net Asset Value
     Class A Shares of a Portfolio may be purchased at net asset value under the Delaware Investments Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege. See The Delaware Difference and Redemption and Exchange for additional information.

     Purchases of Class A Shares may be made at net asset value by current and former officers, directors and employees (and members of their families) of the Manager, any affiliate, any of the funds in the Delaware Investments family, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member.

     Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds in the Delaware Investments family. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Investors may be charged a fee when effecting transactions in Class A Shares through a broker or agent that offers these special investment products.

     Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers when they are not eligible to purchase shares of the Institutional Class of a Portfolio; and any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer that (i) has in excess of $500,000 of plan assets invested in Class A Shares of funds in the Delaware Investments family and in any stable value product available through Delaware Investments; or (ii) is sponsored by an employer that has at any point after May 1, 1997 more than 100 employees while such plan has held Class A Shares of a fund in the Delaware Investments family and such employer has properly represented to Retirement Financial Services, Inc. in writing that it has the requisite number of employees, and has received written confirmation back from Retirement Financial Services, Inc. See Group Investment Plans for information regarding the applicability of the Limited CDSC.

     Purchases of Class A Shares at net asset value may also be made by bank sponsored retirement plans that are no longer eligible to purchase Institutional Class shares or purchase interests in a collective trust as a result of a change in distribution arrangements.

     Investors in Delaware Investments Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in the Delaware Investments family at net asset value.


     Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a fund account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

     The Trust must be notified in advance that an investment qualifies for purchase at net asset value.

Group Investment Plans
     Group Investment Plans (e.g., SEP/IRA, SAR/SEP, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, and 403(b)(7) and 457 Deferred Compensation Plans) may benefit from the reduced front-end sales charges available on Class A Shares based on total plan assets. If a company has more than one plan investing in the funds in the Delaware Investments family, then the total amount invested in all plans will be aggregated to determine the applicable front-end sales charge reduction on each purchase, both initial and subsequent, if, at the time of each such purchase, the company notifies a Portfolio that it qualifies for the reduction. Employees participating in such Group Investment Plans may also combine the investments held in their plan account to determine the front-end sales charge applicable to purchases in non-retirement investment accounts available from Delaware Investments if, at the time of each such purchase, they notify the Portfolio in which they are investing that they are eligible to combine purchase amounts held in their plan account.

     The Limited CDSC is applicable to any redemptions of net asset value purchases made on behalf of any group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from a fund in the Delaware Investments family. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

     For additional information on retirement plans, including plan forms, applications, minimum investments and any applicable account maintenance fees, contact your investment dealer or the Distributor.

Deferred Sales Charge Alternative -- Class B Shares
     Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in a Portfolio's shares. The Distributor currently compensates dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 5% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% for approximately eight years after the purchase and, if redeemed within six years of purchase, a CDSC.

     Proceeds from the CDSC and the annual 12b-1 Plan fees, if any, are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for a Portfolio to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

     Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Prospectus, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for the Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
     Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

     Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

     All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.


Level Sales Charge Alternative -- Class C Shares
     Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Portfolio shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, however, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.


     Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

     Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for the Class C Shares as described in this Prospectus. See Redemption and Exchange.


Contingent Deferred Sales Charge -- Class B Shares and Class C Shares
     Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. A CDSC is charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestments of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of a Portfolio, even if those shares are later exchanged for shares of another fund in the Delaware Investments family. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.


     The following table sets forth the rates of the CDSC for Class B Shares of the Portfolios:

                                  Contingent Deferred
                                  Sales Charge (as a
                                     Percentage of
                                     Dollar Amount
   Year After Purchase Made       Subject to Charge)
------------------------------   --------------------
            0-1                            5%
            2                              4%
            3-4                            3%
            5                              2%
            6                              1%
            7 and thereafter             None

     During the seventh year after purchase and thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. See Automatic Conversion of Class B Shares, above. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% (currently set at 0.25%) of average daily net assets of such shares.


     In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

     All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

     The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge -- Class B Shares and Class C Shares under Redemption and Exchange.

Other Payments to Dealers -- Class A Shares, Class B Shares and Class C Shares
     From time to time at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits, as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the funds in the Delaware Investments family. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.

     Subject to pending amendments to the NASD's Conduct Rules, in connection with the promotion of shares of funds in the Delaware Investments family, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising and may, from time to time, pay or allow additional promotional incentives to dealers, which shall include non-cash concessions, such as certain luxury merchandise or a trip to or attendance at a business or investment seminar at a luxury resort, as part of preapproved sales contests. Payment of non-cash compensation to dealers is currently under review by the NASD and the SEC. It is likely that the NASD's Conduct Rules will be amended such that the ability of the Distributor to pay non-cash compensation as described above will be restricted in some fashion. The Distributor intends to comply with the NASD's Conduct Rules as they may be amended.

Institutional Class
     In addition to offering the Class A Shares, Class B Shares and Class C Shares, the Portfolios also offer Institutional Class shares, which are described in a separate prospectus and are available for purchase only by certain institutional investors. Institutional Class shares generally are distributed directly by the Distributor and do not have a front-end sales charge, a CDSC or a Limited CDSC, and are not subject to 12b-1 Plan distribution expenses. To obtain the prospectus that describes Institutional Class shares, contact the Distributor by writing to the address or by calling the telephone number on the back cover of this Prospectus.

How To Buy Shares

Purchase Amounts
     Generally, the minimum initial purchase is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of shares of any Class generally must be $100 or more. For purchases under a Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investing Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Minimum purchase requirements do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which Class is selected.


     There is a maximum purchase limitation of $250,000 on each purchase of Class B Shares. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind that reduced front-end sales charges are available on investments of $50,000 or more in Class A Shares, and that Class A Shares (i) are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and (ii) generally are not subject to a CDSC. For retirement plans, the maximum purchase limitations apply only to the initial purchase of Class B Shares or Class C Shares by the plan.

     The Portfolios make it easy to invest by arrangement with your investment dealer, by mail, by wire and by exchange.

Investing through Your Investment Dealer
     You can make a purchase of shares of the Portfolios through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, Delaware Investments can refer you to one.

Investing by Mail
1. Initial Purchases--An Investment Application or, in the case of a retirement plan account, an appropriate retirement plan application, must be completed, signed and sent with a check, payable to the specific Portfolio and Class selected, to Delaware Investments at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to the specific Portfolio and Class selected. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from the Portfolio. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.

Investing by Wire
     You may purchase shares by requesting your bank to transmit funds by wire to First Union National Bank, ABA #031201467, account number 2014128934013 (include your name(s) and your account number for the Class in which you are investing).

1. Initial Purchases--Before you invest, telephone the Shareholder Service Center to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application or, in the case of a retirement plan account, an appropriate retirement plan application, to the specific Portfolio and Class selected, to Delaware Investments at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to First Union National Bank, as described above. You should advise the Shareholder Service Center by telephone of each wire you send.


     If you want to wire investments to a retirement plan account, call the Shareholder Service Center for special wiring instructions.

Investing by Exchange
     If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of a Portfolio. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

     Holders of Class A Shares of a Portfolio may exchange all or part of their shares for certain of the shares of other funds in the Delaware Investments family, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Portfolios or of any other fund in the Delaware Investments family. Holders of Class B Shares of a Portfolio are permitted to exchange all or part of their Class B Shares only into Class B Shares of other funds in the Delaware Investments family. Similarly, holders of Class C Shares of a Portfolio are permitted to exchange all or part of their Class C Shares only into Class C Shares of other funds in the Delaware Investments family. Class B Shares of a Portfolio and Class C Shares of a Portfolio acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of a Portfolio acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of that Portfolio.

     Permissible exchanges into Class A Shares of a Portfolio will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of a Portfolio will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

     See Allied Plans under Classes of Shares for information on exchanges by participants in an Allied Plan.

Additional Methods of Adding to Your Investment
     Call the Shareholder Service Center for more information if you wish to use the following services:


1. Automatic Investing Plan
     The Automatic Investing Plan enables you to make regular monthly investments without writing or mailing checks. You may authorize the Trust to transfer a designated amount monthly from your checking account to your Portfolio account. Many shareholders use this as an automatic savings plan for IRAs and other purposes. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.

     This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

2. Direct Deposit
     You may have your employer or bank make regular investments directly to your account for you (for example: payroll deduction, pay by phone, annuity payments). Each Portfolio also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.
                                     * * *
     Should investments through an automatic investing plan or by direct deposit be reclaimed or returned for some reason, the Trust has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Trust.

3. MoneyLine(SM) On Demand
     Through the MoneyLine(SM) On Demand service, you or your investment dealer may call a Portfolio to request a transfer of funds from your predesignated bank account to your Portfolio account. See MoneyLine(SM) Services under The Delaware Difference for additional information about this service.


4. Wealth Builder Option
     You can use the Wealth Builder Option to invest in a Portfolio through regular liquidations of shares in your accounts in other funds in the Delaware Investments family. You may also elect to invest in other mutual funds in the Delaware Investments family through the Wealth Builder Option through regular liquidations of shares in your Portfolio account.

     Under this automatic exchange program, you can authorize regular monthly amounts (minimum of $100 per fund) to be liquidated from your account in one or more funds in the Delaware Investments family and invested automatically into any other account in a mutual fund available from the Delaware Investments family that you may specify. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation in Wealth Builder at any time by written notice to the fund from which the exchanges are made. See Redemption and Exchange.


     This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

5. Dividend Reinvestment Plan
     You can elect to have your distributions (capital gains and/or dividend income) paid to you by check or reinvested in your account. Or, you may invest your distributions in certain other funds in the Delaware Investments family, subject to the exceptions noted below as well as the eligibility and minimum purchase requirements set forth in each fund's prospectus.

     Reinvestments of distributions into Class A Shares of a Portfolio or of other funds in the Delaware Investments family are made without a front-end sales charge. Reinvestments of distributions into Class B Shares of a Portfolio or of other funds in the Delaware Investments family or into Class C Shares of a Portfolio or of other funds in the Delaware Investments family are also made without any sales charge and will not be subject to a CDSC if later redeemed. See Automatic Conversion of Class B Shares under Classes of Shares for information concerning the automatic conversion of Class B Shares acquired by reinvesting dividends.

     Holders of Class A Shares of a Portfolio may not reinvest their distributions into Class B Shares or Class C Shares of any fund in the Delaware Investments family, including the Portfolios. Holders of Class B Shares of a Portfolio may reinvest their distributions only into Class B Shares of the funds in the Delaware Investments family which offer that class of shares. Similarly, holders of Class C Shares of a Portfolio may reinvest their distributions only into Class C Shares of the funds in the Delaware Investments family which offer that class of shares. For more information about reinvestments, call the Shareholder Service Center.


     Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same fund in the Delaware Investments family in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Purchase Price and Effective Date
     The offering price and net asset value of Class A Shares, Class B Shares and Class C Shares are determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m. Eastern time) on days when the Exchange is open.


     The effective date of a purchase is the date the order is received by a Portfolio, its agent or designee. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the offering price or net asset value of shares is determined, as noted above. Purchase orders received after such time will be effective the next business day.

The Conditions of Your Purchase
     Each Portfolio reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Portfolio can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. Each Portfolio reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     Each Portfolio also reserves the right, following shareholder notification, to charge a service fee on non- retirement accounts that, as a result of a redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Portfolio will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     Each Portfolio also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

Redemption and Exchange


     You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in equity funds, tax- advantaged funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. See Taxes. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds available from the Delaware Investments family will best meet your changing objectives and the consequences of any exchange transaction. You may also call Delaware Investments directly for fund information.

     All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

     Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Portfolio receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, a Portfolio will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.


     Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. Each Portfolio may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

     Each Portfolio will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. Each Portfolio will honor redemption requests as to shares for which a check was tendered as payment, but a Portfolio will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Portfolio reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

     There is no front-end sales charge or fee for exchanges made between shares of funds which both carry a front-end sales charge. Any applicable front-end sales charge will apply to exchanges from shares of funds not subject to a front-end sales charge, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or exchanges involving the reinvestment of dividends.


     Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Investments family (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of Original Shares as described in this Prospectus and any CDSC assessed upon redemption will be charged by the fund from which Original Shares were exchanged. In an exchange of Class B Shares from a Portfolio, such Portfolio's CDSC schedule may be higher than the CDSC schedule relating to New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of New Shares, the period of time that an investor held Original Shares is added to the period of time that an investor held New Shares. With respect to Class B Shares, the automatic conversion schedule of Original Shares may be longer than that of New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of a Portfolio for a longer period of time than if the investment in New Shares were made directly.

     Various redemption and exchange methods are outlined below. Except for the CDSC applicable to certain redemptions of Class B Shares and Class C Shares and the Limited CDSC applicable to certain redemptions of Class A Shares purchased at net asset value, there is no fee charged by the Trust or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

     All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by a Portfolio or its agent.

Written Redemption
     You can write to each Portfolio at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Portfolios require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company, or a member of a securities transfer association medallion program ("STAMP"). A signature guarantee cannot be provided by a notary public. A signature guarantee is designed to protect the shareholders, the Trust and its agents from fraud. Each Portfolio reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Portfolios may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

     Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
     You may also write to each Portfolio (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in the Delaware Investments family, subject to the same conditions and limitations as other exchanges noted above.


Telephone Redemption and Exchange
     To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificate(s).


     The Telephone Redemption -- Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Portfolio in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Portfolio reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Portfolios by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

     Neither the Portfolios nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Portfolio shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Portfolio will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Portfolio or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
     The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.


Telephone Redemption--Proceeds to Your Bank
     Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. First Union National Bank's fee (currently $7.50) will be deducted from your redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

MoneyLine(SM) On Demand
     Through the MoneyLine(SM) On Demand service, you or your investment dealer may call a Portfolio to request a transfer of funds from your Portfolio account to your predesignated bank account. See MoneyLine(SM) Services under The Delaware Difference for additional information about this service.


Telephone Exchange
     The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in the Delaware Investments family under the same registration, subject to the same conditions and limitations as other exchanges noted above. Telephone exchanges may be subject to limitations as to amounts or frequency.

Systematic Withdrawal Plans
1. Regular Plans
     This plan provides shareholders with a consistent monthly (or quarterly) payment. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. With accounts of at least $5,000, you may elect monthly withdrawals of $25 (quarterly $75) or more. The Portfolios do not recommend any particular monthly amount, as each shareholder's situation and needs vary. Payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Portfolio account to your predesignated bank account through the MoneyLine(SM) Direct Deposit Service. Through the MoneyLine(SM) Direct Deposit Service, it may take up to four business days for the transaction to be completed. There are no separate fees for this redemption method. See MoneyLine(SM) Services under The Delaware Difference for more information about this service.


2. Retirement Plans
     For shareholders eligible under the applicable retirement plan to receive benefits in periodic payments, the Systematic Withdrawal Plan provides you with maximum flexibility. A number of formulas are available for calculating your withdrawals depending upon whether the distributions are required or optional. Withdrawals must be for $25 or more; however, no minimum account balance is required. The MoneyLine(SM) Direct Deposit Service described above is not available for certain retirement plans.

                                     * * *

     Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.


     Redemptions of Class A Shares via a Systematic Withdrawal Plan may be subject to a Limited CDSC if the original purchase was made at net asset value within the two years prior to the withdrawal and a dealer's commission was paid on that purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below.

     The applicable CDSC for Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if, on the date that the Plan is established, the annual amount selected to be withdrawn is less than 12% of the account balance. If the annual amount selected to be withdrawn exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. The 12% annual limit will be reset on the date that any Systematic Withdrawal Plan is modified (for example, a change in the amount selected to be withdrawn or the frequency or date of withdrawals), based on the balance in the account on that date. See Waiver of Contingent Deferred Sales Charge -- Class B Shares and Class C Shares, below.

     For more information on Systematic Withdrawal Plans, please call the Shareholder Service Center.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value
     For purchases of $1,000,000 or more made on or after July 1, 1998, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (1) 1% if shares are redeemed during the first year after the purchase; and (2) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above.

     The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of (1) the net asset value at the time of purchase of Class A Shares being redeemed; or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class A Shares even if those shares are later exchanged for shares of another fund in the Delaware Investments family and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.


     Redemptions of such Class A Shares held for more than two years will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another fund in the Delaware Investments family will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two-year period is not satisfied irrespective of whether the redemption triggering its payment is of the Class A Shares of a Portfolio or the Class A Shares acquired in the exchange.

     In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Waiver of Limited Contingent Deferred Sales Charge -- Class A Shares
     The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Portfolio's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Code; (v) returns of excess contributions to an IRA; (vi) distributions by other employee benefit plans to pay benefits;
(vii) distributions described in (ii), (iv), and (vi) above pursuant to a systematic withdrawal plan; and (viii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Classes of Shares).


Waiver of Contingent Deferred Sales Charge -- Class B Shares and Class C Shares
     The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from a Portfolio's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan, (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Code; and (iv) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

     The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from a Portfolio's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution Plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution Plans upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Code; (iv) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

     In addition, the CDSC will be waived on Class B Shares and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

Dividends and Distributions

     The Income and Balanced Portfolios will normally make payments from net investment income, if any, on a quarterly basis. The Growth Portfolio will normally make payments from net investment income, if any, on a annual basis. Payments from net realized securities profits of a Portfolio, if any, will normally be distributed annually in the quarter following the close of the fiscal year.


     Each class of a Portfolio will share proportionately in the investment income and expenses of that Portfolio, except that the per share dividends from net investment income on the Class A Shares, the Class B Shares and Class C Shares will vary due to the expenses under the 12b-1 Plan applicable to each Class. Generally, the dividends per share on Class B Shares and Class C Shares can be expected to be lower than the dividends per share on Class A Shares because the expenses under the 12b-1 Plans relating to Class B Shares and Class C Shares will be higher than the expenses under the 12b-1 Plan relating to Class A Shares. See Distribution (12b-1) and Service under Management of the Portfolios.


     Both dividends and distributions, if any, are automatically reinvested in your account at net asset value unless you elect otherwise. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in your account at the then-current net asset value and the dividend option may be changed from cash to reinvest. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine(SM) Direct Deposit Service and have such payments transferred from your Portfolio account to your predesignated bank account. This service is not available for retirement plans. See MoneyLine(SM) Services under The Delaware Difference for more information about this service.

Taxes

     The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Portfolio.

     Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. As such, a Portfolio will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies certain other requirements relating to the sources of its income and diversification of its assets. Although the Portfolios are nondiversified for 1940 Act purposes, they will be diversified for purposes of the Code. Under the Code, a mutual fund's holdings of cash, U.S. government securities and other regulated investment companies are, by definition, qualified assets for purposes of the IRS' diversification rules.

     On August 5, 1997, the Taxpayer Relief Act of 1997 (the "1997 Act") was signed into law. This new law makes sweeping changes in the Code. Because many of these changes are complex, and only indirectly affect a Portfolio and its distributions to you, they are discussed in Part B. Changes in the treatment of capital gains, however, are discussed in this section.

     Each Portfolio intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. For corporate investors, dividends from net investment income may qualify in part for the corporate dividends-received deduction. The portion of dividends paid by a Portfolio that so qualifies will be designated each year in a notice from the Portfolio to the Portfolio's shareholders. For the period December 31, 1997 through September 30, 1998, none of the Portfolios' dividends from net investment income qualified for the dividends-received deduction.

     Distributions paid by a Portfolio from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in that Portfolio. The Portfolios do not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Portfolio management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in a Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

The Treatment of Capital Gain Distributions under the Taxpayer Relief Act of
1997
     The 1997 Act creates a category of long-term capital gain for individuals that will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a maximum rate of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum rate of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on when a Portfolio's securities were sold and how long they were held by a Portfolio before they were sold. The holding periods for which the new rates apply were revised by the Internal Revenue Service Restructuring Act of 1998 (the "1998 Act") and the Omnibus Consolidated and Emergency Supplemental Appropriations Act, which included technical corrections to the 1998 Act. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in Part B, or should contact their own tax advisers.

     The Trust will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates.


     Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November, or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Portfolios and received by the shareholder on December 31 of the calendar year in which they are declared.

     The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Portfolios and any other fund available from the Delaware Investments family. Any loss incurred on a sale or exchange of Portfolio shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. All or a portion of the sales charge incurred in acquiring a Portfolio's shares will be excluded from the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon sale of such shares) if the sale proceeds are reinvested in that Portfolio or in another fund in the Delaware Investments family of funds and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.


     The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-free for federal tax purposes. See Automatic Conversion of Class B Shares under Classes of Shares.

     In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes. For example, distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Because investors' state and local taxes may be different than the federal taxes described above, investors should consult their own tax advisers.

     Each year, the Trust will mail to you information on the tax status of a Portfolio's dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income, if any, that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by a Portfolio.

     The Trust is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

     See Taxes in Part B for additional information on tax matters relating to each Portfolio and its shareholders.

CALCULATION OF OFFERING PRICE AND NET ASSET VALUE PER SHARE

     The net asset value ("NAV") per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The securities of the Underlying Funds held by the Portfolios are priced at market value.

     Class A Shares are purchased at the offering price per share, while Class B Shares and Class C Shares are purchased at the NAV per share. The offering price per share of Class A Shares consists of the NAV per share next computed after the order is received, plus any applicable front-end sales charges.


     The offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m. Eastern time) on days when the Exchange is open.

     The net asset values of all outstanding shares of each class of a Portfolio will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Portfolio represented by the value of shares of that class. All income earned and expenses incurred by a Portfolio will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in that Portfolio represented by the value of shares of such classes, except that the Institutional Class will not incur any of the expenses under the Trust's 12b-1 Plans and Class A Shares, Class B Shares and Class C Shares of each Portfolio alone will bear the 12b-1 Plan expenses payable under their respective 12b-1 Plan. Due to the specific distribution expenses and other costs that will be allocable to each class, the NAV of each class of a Portfolio will vary.

Management of the Portfolios

Trustees
     The business and affairs of the Trust are managed under the direction of its Board of Trustees. Part B contains additional information regarding the Trust's trustees and officers.

Investment Manager
     The Manager furnishes asset allocation services to each Portfolio.


     The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On September 30, 1998, the Manager and its affiliates within Delaware Investments, including Delaware International, were managing in the aggregate more than $40 billion in assets in the various institutional or separately managed (approximately $23,666,360,000) and investment company (approximately $17,194,990,000) accounts.


     The Manager is a series of Delaware Management Business Trust. The Manager changed its form of organization from a corporation to a business trust on March 1, 1998. The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

     The Manager manages each Portfolio's assets by allocating the Portfolio's assets among the Underlying Funds. Such management services include monitoring the Underlying Funds in order to determine whether they are investing their assets in a manner that is consistent with the asset classes targeted for investment by each Portfolio. The Manager also oversees the Portfolios' direct investment in securities. The Manager also administers the Trust's affairs and pays the salaries of all the trustees, officers and employees of the Trust who are affiliated with the Manager. For these services, the Manager is paid an annual Asset Allocation Fee equal to 0.25% (currently waived to 0.10%) of average daily net assets of each of the Portfolios.


Portfolio Manager
     J. Paul Dokas serves as portfolio manager of each of the Portfolios. Mr. Dokas is responsible for both asset allocations among the Underlying Funds and the Portfolios' direct investments in securities. Mr. Dokas holds a BBA in Business from Loyola College and an MBA from the University of Maryland. Prior to joining Delaware Investments in 1997, he was a Director of Trust Investments for Bell Atlantic Corporation in Philadelphia. Mr. Dokas is a CFA charterholder.


Portfolio Trading Practices
     No commissions are paid directly by the Portfolios upon the purchase or sale of Underlying Fund shares. The Portfolios normally will not invest for short-term trading purposes. However, each Portfolio may sell its shares of an Underlying Fund without regard to the length of time they have been held. The degree of portfolio activity may affect taxes payable by the Portfolios' shareholders to the extent that net capital gains are realized. Given the Portfolios' investment objectives, their annual portfolio turnover rates are not expected to exceed 100%. A turnover rate of 100% would occur, for example, if all the investments held by a Portfolio at the beginning of the year were replaced by the end of the year.

     Because the Manager must consider the interests of the Portfolios as well as those of the Underlying Funds, the Manager has adopted Asset Allocation Guidelines ("Guidelines") for the Manager. Pursuant to these Guidelines, in the event that the Manager anticipates that an allocation transaction (either a purchase or redemption) may disrupt the activities of an Underlying Fund, the portfolio managers of the relevant Portfolio and Underlying Fund will confer on steps to minimize adverse effects on both the Portfolio and the Underlying Fund, such as staggering the timing and amounts of such allocation transactions. In addition, the portfolio manager will attempt to minimize the number and size of allocation transactions occurring at any one time, while attempting to avoid losing investment opportunities for the Portfolios.


     The Portfolios use their best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or its advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, a Portfolio may consider a broker/dealer's sales of shares of funds in the Delaware Investments family in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.

Performance Information
     From time to time, the Portfolios may quote total return performance and, if applicable, yield of their respective Classes in advertising and other types of literature. Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value and (i) in the case of Class A Shares, the impact of the maximum front-end sales charge at the beginning of each specified period, and (ii) in the case of Class B Shares and Class C Shares, the deduction of any applicable CDSC at the end of the relevant period. Each presentation will include the average annual total return for one-, five- and ten-year or life-of-fund periods, as applicable. Each Portfolio may also advertise aggregate and average total return information concerning a Class over additional periods of time. In addition, the Portfolios may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC. In this case, such total return information would be more favorable than total return information that includes deductions of the maximum front-end sales charge or any applicable CDSC.

     The current yield for a Class will be calculated by dividing the annualized net investment income earned by that Class during a recent 30-day period by the maximum offering price per share on the last day of the period. The yield formula provides for semi-annual compounding, which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.

     Because securities prices fluctuate, investment results of the Classes will fluctuate over time. Past performance is not a guarantee of future results.

Distribution (12b-1) and Service
     The Distributor, Delaware Distributors, L.P., serves as the national distributor of each Portfolios' shares under separate Distribution Agreements with the Trust dated December 18, 1997.

     The Trust has adopted a separate distribution plan under Rule 12b-1 for each of the Class A Shares, Class B Shares and Class C Shares of the Portfolios (the "Plans"). Each Plan permits the Portfolios to which the Plan relates to pay the Distributor from the assets of the respective Classes a monthly fee for the Distributor's services and expenses in distributing and promoting sales of shares. These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time, and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of such Class. In addition, each Portfolio may make payments from the 12b-1 Plan fees of its respective Classes directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with the Trust.

     The 12b-1 Plan expenses relating to each of the Class B Shares and Class C Shares of the Portfolios are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

     The aggregate fees paid by a Portfolio from the assets of the respective Classes to the Distributor and others under the Plans may not exceed (i) 0.30% (currently set at 0.25%) of a Class A Shares' average daily net assets in any year, and (ii) 1% (0.25% of which are service fees to be paid by the Portfolios to the Distributor, dealers and others, for providing personal service and/or maintaining shareholder accounts) of each Portfolio's Class B Shares' and Class C Shares' average daily net assets in any year. Each Portfolio's Class A Shares, Class B Shares and Class C Shares will not incur any distribution expenses beyond these limits, which may not be increased without shareholder approval.

     While payments pursuant to the Plans may not exceed 0.30% annually (currently set at 0.25%) with respect to each Portfolio's Class A Shares, and 1% annually with respect to each Portfolio's Class B Shares and Class C Shares, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes. The monthly fees paid to the Distributor under the Plans are subject to the review and approval of the Trust's unaffiliated trustees, who may reduce the fees or terminate the Plans at any time.

     The Plans do not apply to the Institutional Class Shares of each of the Portfolios. Those shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of the Institutional Classes.

     The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Portfolios pursuant to a Shareholder Services Agreement dated December 18, 1997. The Transfer Agent also provides accounting services to each Portfolio pursuant to the terms of a separate Fund Accounting Agreement.


     The trustees annually review fees paid to the Distributor and the Transfer Agent. The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.
                                     * * *

     As with other mutual funds, financial and business organizations and individuals around the world, the Portfolios and the Underlying Funds could be adversely affected if the computer systems used by their service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Trust and the Underlying Funds are taking steps to obtain satisfactory assurances that their major service providers are taking steps reasonably designed to address the Year 2000 Problem with respect to the computer systems that such service providers use. There can be no assurances that these steps will be sufficient to avoid any adverse impact on the business of any of the Portfolios or the Underlying Funds.

     Several European countries are participating in the European Economic and Monetary Union, which will establish a common European currency for participating countries. This currency will commonly be known as the "Euro." It is anticipated that each such participating country will replace its existing currency with the Euro on January 1, 1999. Additional European countries may elect to participate after that date. The Portfolios and the Underlying Funds investing in securities of participating countries could be adversely affected if the computer systems used by their major service providers are not properly prepared to handle the implementation of this single currency or the adoption of the Euro by additional countries in the future. The Trust and the Underlying Funds are taking steps to obtain satisfactory assurances that the major service providers are taking steps reasonably designed to address these matters with respect to the computer systems that such service providers use. There can be no assurances that these steps will be sufficient to avoid any adverse impact on the business of any Portfolio or Underlying Fund.


Expenses
     Each Portfolio is responsible for all of its own expenses other than those borne by the Manager under the Asset Allocation Agreements and those borne by the Distributor under the Distribution Agreements. Among others, these expenses include a Portfolio's proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders. The expense ratios of each Class reflects the impact of its 12b-1 Plan.

Shares
     The Trust is an open-end management investment company. Each Portfolio is nondiversified, as defined by the 1940 Act. Commonly known as a mutual fund, the Trust was organized as a Delaware Business Trust on October 24, 1997. The Trust currently consists of four series of shares: the Income, Balanced and Growth Portfolios and the Asset Allocation Portfolio which is described in a separate prospectus. Portfolio shares have equal voting rights, except as noted below, and are equal in all other respects. Each Portfolio will vote separately on any matter which affects only that Portfolio. Shares of each Portfolio have a priority over shares of any other series of the Trust in the assets and income of that Portfolio.


     The Trust's shares have noncumulative voting rights, which means that the holders of more than 50% of the Trust's shares voting for the election of trustees can elect 100% of the trustees if they choose to do so. Under Delaware law and the Trust's Declaration of Trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of the Trust's outstanding shares may request that a special meeting be called to consider the removal of a trustee.

     Shares of each Class represent proportionate interests in the assets of the respective Portfolio and have the same voting and other rights and preferences as the other classes of that Portfolio, except that shares of the Institutional Classes are not subject to, and may not vote on, matters affecting the Distribution Plans under Rule 12b-1 relating to Class A Shares, Class B Shares and Class C Shares. Similarly, as a general matter, the shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares of a Portfolio may vote on any proposal to increase materially the fees to be paid by that Portfolio under the 12b-1 Plan relating to Class A Shares.

Other Investment Policies and Risk Considerations

     Discussed below are other investment policies and risk considerations relating to the Underlying Funds. In addition, each Portfolio may, to the extent consistent with its investment objectives, invest in any of the securities in which an Underlying Fund may invest and may pursue any of the same strategies as an Underlying Fund.


High-Yield, High Risk Securities
     Delchester and High-Yield Opportunities Funds will invest primarily in, and Decatur Total Return, U.S. Growth, Small Cap Value, Emerging Markets and International Small Cap Funds may invest in, high risk, high yield securities, commonly known as "junk bonds." These securities entail the following risks:

     Volatility of the High-Yield Market. Although the market for high-yield bonds has been in existence for many years, including periods of economic downturns, the high-yield market grew rapidly during the long economic expansion which took place in the United States during the 1980s. During that economic expansion, the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings increased dramatically. As a result, the high-yield market grew substantially during that economic expansion. Although experts disagree on the impact recessionary periods have had and will have on the high-yield market, some analysts believe a protracted economic downturn would severely disrupt the market for high-yield bonds, would adversely affect the value of outstanding bonds and would adversely affect the ability of high-yield issuers to repay principal and interest. Those analysts cite volatility experienced in the high-yield market in the past as evidence for their position. It is likely that protracted periods of economic uncertainty would result in increased volatility in the market prices of high-yield bonds, an increase in the number of high-yield bond defaults and corresponding volatility in an Underlying Fund's net asset value. At times in the past, uncertainty and volatility in the high-yield market resulted in volatility in certain Underlying Funds' net asset value.

     Redemptions. If, as a result of volatility in the high-yield market or other factors, an Underlying Fund experiences substantial net redemptions of its shares for a sustained period of time (i.e., more shares are redeemed than are purchased), it may be required to sell securities without regard to the investment merits of the securities to be sold. If such Underlying Fund sells a substantial number of securities to generate proceeds for redemptions, its asset base will decrease and its expense ratio may increase.


     Liquidity and Valuation. The secondary market for high-yield securities is currently dominated by institutional investors, including mutual funds and certain financial institutions. There is generally no established retail secondary market for high-yield securities. As a result, the secondary market for high-yield securities is more limited and less liquid than other secondary securities markets. The high-yield secondary market is particularly susceptible to liquidity problems when the institutions which dominate it temporarily cease buying bonds for regulatory, financial or other reasons, such as the savings and loan crisis. A less liquid secondary market may have an adverse affect on an Underlying Fund's ability to dispose of particular issues, when necessary, to meet it's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high-yield securities in its portfolio. During periods involving such liquidity problems, judgment plays a greater role in valuing high-yield securities than is normally the case. The secondary market for high-yield securities is also generally considered to be more likely to be disrupted by adverse publicity and investor perceptions than the more established secondary securities markets. Such Underlying Fund's privately placed high-yield securities are particularly susceptible to the liquidity and valuation risks outlined above.

     Legislative and Regulatory Action and Proposals. There are a variety of legislative actions which have been taken or which are considered from time to time by the United States Congress which could adversely affect the market for high-yield bonds. For example, Congressional legislation limited the deductibility of interest paid on certain high-yield bonds used to finance corporate acquisitions. Also, Congressional legislation has, with some exceptions, generally prohibited federally-insured savings and loan institutions from investing in high-yield securities. Regulatory actions have also affected the high-yield market. For example, many insurance companies have restricted or eliminated their purchases of high-yield bonds as a result of, among other factors, actions taken by the National Association of Insurance Commissioners. If similar legislative and regulatory actions are taken in the future, they could result in further tightening of the secondary market for high-yield issues, could reduce the number of new high-yield securities being issued and could make it more difficult for a Portfolio to attain its investment objective.

     Zero-Coupon Bonds and Pay-in-Kind Bonds. The Real Estate Investment Trust Portfolio and Global Bond, Delchester, High-Yield Opportunities and Emerging Markets Funds may invest in zero-coupon bonds or pay-in-kind ("PIK") bonds. Zero-coupon bonds and PIK bonds are generally considered to be more interest-sensitive than income-bearing bonds, to be more speculative than interest-bearing bonds, and to have certain tax consequences which could, under certain circumstances, be adverse to an Underlying Fund. For example, an Underlying Fund accrues, and is required to distribute to shareholders, income on its zero-coupon bonds. However, an Underlying Fund may not receive the cash associated with this income until the bonds are sold or mature. If an Underlying Fund did not have sufficient cash to make the required distribution of accrued income, the it could be required to sell other securities in its portfolio or to borrow to generate the cash required.

When-Issued and Delayed Delivery Securities
     Consistent with their respective objectives, The Real Estate Investment Trust Portfolio and Aggressive Growth, Blue Chip, Decatur Total Return, U.S. Growth, Devon and New Pacific Funds may invest in U.S. government securities and corporate debt obligations on a when-issued or delayed delivery basis. Such transactions involve commitments to buy a new issue with settlement up to 60 days later. The average settlement date for when-issued or delayed delivery securities purchased by such Underlying Funds is generally between 30 and 45 days. During the time between the commitment and settlement, an Underlying Fund does not accrue interest, but the market value of the bonds may fluctuate. This can result in the Underlying Fund's share value increasing or decreasing. The Underlying Funds will not ordinarily sell when-issued or delayed delivery securities prior to settlement. If an Underlying Fund invests in securities of this type, they will maintain a segregated account to pay for them and mark the account to market daily.


Mortgage-Backed Securities
     The Real Estate Investment Trust Portfolio and Devon, U.S. Government and Limited-Term Government Funds may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or government sponsored corporations or those issued by certain private, non-government corporations, such as financial institutions. Two principal types of mortgage-backed securities are collateralized mortgage obligations
(CMOs) and real estate mortgage investment conduits (REMICs).

     CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders and collateralized by a pool of mortgages held under an indenture. CMOs are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. Prepayment may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security).

     REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

     CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Such private-backed securities may be 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities (so-called "agency mortgage-backed securities") or may not be so collateralized (so-called "non-agency mortgage-backed securities"). The aforementioned Underlying Funds may invest in agency and non-agency mortgage-backed securities. Non-agency mortgage-backed securities may comprise up to 20% of such Underlying Funds' respective assets, but all non-agency mortgage-backed securities must (i) be rated at the time of purchase in the four top rating categories by a nationally-recognized statistical rating organization (e.g., BBB or better by S&P or Baa or better by Moody's) and (ii) represent interests in whole-loan mortgages, multi-family mortgages, commercial mortgages or other mortgage collateral supported by a first mortgage lien on real estate. Non-agency mortgage-backed securities are subject to the interest rate and prepayment risks to which other CMOs and REMICs issued by private issuers are subject. Non-agency mortgage-backed securities may also be subject to a greater risk of loss of interest and principal because they are not collateralized by securities issued or guaranteed by the U.S. government. In addition, timely information concerning the loans underlying these securities may not be as readily available and the market for these securities may be less liquid than the market for other CMOs and REMICs.

Asset-Backed Securities
     Delaware Cash Reserve and Devon, U.S. Government and Limited-Term Government Funds may invest in securities which are backed by assets such as receivables on home equity and credit loans, receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases or other loans or financial receivables currently available or which may be developed in the future. For these Underlying Funds, all such securities must be rated in one of the four highest rating categories by a reputable rating agency (e.g., BBB or better by S&P or Baa or better by Moody's). It is Delaware Cash Reserve's current policy to limit asset-backed investments to those rated in the highest rating category by a reputable rating agency (e.g., AAA by S&P or Aaa by Moody's) and represented by interests in credit card receivables, wholesale dealer floor plans, home equity loans and automobile loans.

     Such receivables are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued.

     The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates or the concentration of collateral in a particular geographic area. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. Due to the shorter maturity of the collateral backing such securities, there tends to be less of a risk of substantial prepayment than with mortgage-backed securities but the risk of such a prepayment does exist. See Mortgage-Backed Securities, above. Such asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately or in many cases ever established, and other risks which may be peculiar to particular classes of collateral. For example, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

REITs
     The Real Estate Investment Trust Portfolio invests primarily in, and Devon Fund may invest in, REITs. REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

     Investment in REITs presents certain further risks that are unique and in addition to the risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent on management skills, are not diversified, and are subject to the risks of financing projects. REITs whose underlying assets include long-term health care properties, such as nursing, retirement and assisted living homes, may be impacted by federal regulations concerning the health care industry.

     REITs (especially mortgage REITs) are also subject to interest rate risks
- when interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

     REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than other securities.

     Like investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements in the Code. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Code, and/or to maintain exemptions from the 1940 Act.

Foreign Securities and Foreign Currency Transactions
     The Underlying Funds in the International Equity category invest their assets primarily in securities of foreign issuers, and Global Bond Fund will invest at least 65% of its assets in fixed-income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States. The Real Estate Investment Trust Portfolio and Blue Chip, Devon, DelCap, Small Cap Value and High-Yield Opportunities Funds may also invest a portion of their assets in securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income outside the United States. In connection with investments in foreign securities, such Underlying Funds may, from time to time, conduct foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). Such Underlying Funds will engage in these foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. Investing in foreign securities and, in conjunction therewith, engaging in foreign currency transactions present special considerations not presented by investments in securities issued by United States companies.

     The risk involved in investing in foreign securities include the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange control (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations. In addition, in many countries, there is less publicly available information about issuers than is available in reports about companies in the United States, and the information that is available is often of lesser quality than information available on United States companies. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, such Underlying Funds may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Moreover, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which such Underlying Funds may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

     Emerging Markets. Compared to the United States and other developed countries, emerging countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Further, investments by foreign investors (such as Emerging Markets
Fund) are subject to a variety of restrictions in many emerging countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional restrictions may be imposed at any time by these or other countries in which such Underlying Funds invests. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents. Although these restrictions may in the future make it undesirable to invest in emerging countries, Delaware International and the Manager do not believe that any current repatriation restrictions would affect its decision to invest in such countries. Countries such as those in which the aforementioned Underlying Funds may invest have historically experienced and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government's policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

     With respect to investment in debt issues of foreign governments, including Brady Bonds, the ability of a foreign government or government-related issuer to make timely and ultimate payments on its external debt obligations will also be strongly influenced by the issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected.

     The issuers of the emerging market country government and government-related high yield securities in which such Underlying Funds may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which have led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign government and government-related high yield securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign government and government-related high yield securities in which such Underlying Funds may invest will not be subject to similar defaults or restructuring arrangements which may adversely affect the value of such investments. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

     Foreign Currency Transactions. Underlying Funds which invest in foreign securities may also purchase options and forward contracts in foreign currency for hedging purposes in connection with such foreign securities transactions. As in the case of other kinds of options, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and such Underlying Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to the Underlying Fund's position, it may forfeit the entire amount of the premium plus related transaction costs.

     A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. Such Underlying Funds may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, the Underlying Funds will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

     When such Underlying Fund's investment manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, the Underlying Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Underlying Fund's securities denominated in such foreign currency.

     An Underlying Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Underlying Fund to deliver an amount of foreign currency in excess of the value of the Underlying Fund's securities or other assets denominated in that currency.


     At the maturity of a forward contract, the Underlying Funds may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. An Underlying Fund may realize a gain or loss from currency transactions.

     The precise matching of forward contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency strategy is highly uncertain.

     It is impossible to forecast the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for an Underlying Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency such Underlying Fund is obligated to deliver (and if a decision is made to sell the security and make delivery of the foreign currency). Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency an Underlying Fund is obligated to deliver.

     Such Underlying Funds also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar cost of foreign securities held by the Underlying Funds and against increases in the U.S. dollar cost of such securities to be acquired. Call options on foreign currency written by the Underlying Funds will be covered, which means that such Underlying Fund will own the underlying foreign currency. With respect to put options on foreign currency written by an Underlying Fund, an Underlying Fund will establish a segregated account with its custodian bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal to the amount such Underlying Fund will be required to pay upon exercise of the put.

     Such Underlying Funds may enter into contracts for the purchase or sale for future delivery of securities or foreign currencies. The principal purpose of the purchase or sale of futures contracts for the Underlying Funds is to protect the Underlying Funds against the fluctuations in interest or exchange rates which otherwise might adversely affect the value of each Underlying Fund's portfolio securities or adversely affect the prices of securities which an Underlying Fund intends to purchase at a later date without actually buying or selling such securities.

     Depositary Receipts. The aforementioned Underlying Funds may make foreign investments through the purchase and sale of sponsored or unsponsored American, European and Global Depositary Receipts. Depositary Receipts are receipts typically issued by a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" Depositary Receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored Depositary Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored Depositary Receipt.


Options
     To achieve their investment objectives, The Real Estate Investment Trust Portfolio and Aggressive Growth, Blue Chip, Decatur Total Return, U.S. Growth, Devon, DelCap, Small Cap Value, Emerging Markets, International Equity, International Small Cap, New Pacific, U.S. Government, Global Bond and Limited-Term Government Funds use certain hedging techniques. These techniques will be used at the respective investment manager's discretion to protect the Underlying Funds' principal value. With respect to the Portfolios, the Manager will employ these techniques in an attempt to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets.

     Such Underlying Funds may purchase put options, write covered call options and enter into closing transactions in connection therewith in respect of securities in which they may invest. Such Underlying Funds may also purchase call options and enter into related closing transactions, or may write covered put options. In purchasing put and call options, the premium paid by an Underlying Fund, plus any transaction costs, will reduce any benefit realized by that Underlying Fund upon exercise of the option.

     Purchasing a put option gives an Underlying Fund the right to sell one of its securities for an agreed price up to an agreed date. The advantage is that such Underlying Fund can be protected should the market value of the security decline. However, an Underlying Fund must pay a premium for this right, whether it exercises it or not.

     Writing a covered call option obligates an Underlying Fund to sell one of its securities for an agreed price up to an agreed date. The advantage is that an Underlying Fund receives premium income, which may offset the cost of purchasing put options. However, an Underlying Fund may lose the potential market appreciation of the security if the respective investment manager's judgment is wrong and interest rates fall or stock prices rise.


     A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed upon date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy.

     Closing transactions essentially let an Underlying Fund offset a put option or call option prior to its exercise or expiration. If it cannot effect a closing transaction, it may have to hold a security it would otherwise sell with a potential decline in net asset value, or deliver a security it might want to hold.


     These Underlying Funds may use both exchange-traded and over-the-counter options. Certain over-the-counter options may be illiquid. These Underlying Funds will only invest in such options to the extent consistent with their limit on investments in illiquid securities.

     These Underlying Funds may write call options and purchase put options on stock indices and enter into closing transactions in connection therewith. Such Underlying Funds also may purchase call options on stock indices and enter into closing transactions in connection therewith. No such Underlying Fund will engage in transactions on stock indices for speculative purposes. Writing or purchasing a call option on stock indices is similar to the writing or purchasing of a call option on an individual stock. Purchasing a protective put option on stock indices is similar to the purchase of protective puts on an individual stock. Stock indices used will include, but will not be limited to, the Standard & Poor's 100(R) Composite Stock Price Index and the Standard & Poor's Over-the-Counter 250 Price Index. The ability to hedge effectively using options on stock indices will depend on the degree to which price movements in the underlying index correlate with price movements in the portfolio securities of, as the case may be, the applicable Underlying Fund.

Futures Contracts and Options on Futures Contracts
     Each Portfolio may enter into futures contracts on stocks, stock indices, interest rates and foreign currencies, and purchase or sell options on such futures contracts. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the stock market a Portfolio's positions in cash, short-term debt securities and other money market instruments, at times when such Portfolio's assets are not fully invested in equity securities. Such positions will generally be eliminated when it becomes possible to invest in Underlying Funds or directly in securities that are appropriate for the Portfolio involved.


     For hedging purposes, each of The Real Estate Investment Trust Portfolio and Aggressive Growth, International Equity, International Small Cap, Small Cap Value, Trend, Global Bond, Devon, Blue Chip, Decatur Total Return, U.S. Growth, New Pacific, U.S. Government, Limited-Term Government and Emerging Markets Funds may enter into futures contracts relating to securities, securities indices or interest rates. In addition, The Real Estate Investment Trust Portfolio and International Equity, International Small Cap, Global Bond, Devon, Blue Chip and Emerging Markets Funds may enter into futures transactions relating to foreign currency.


     A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument or foreign currency, or for the making and acceptance of a cash settlement at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which, in the case of the majority of interest rate and foreign currency futures contracts, the fixed-income securities or currency underlying the contract are delivered by the seller and paid for by the purchaser, or on which, in the case of securities index futures contracts and certain interest rate and foreign currency futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

     The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with or on behalf of the broker as "initial margin" as a good faith deposit. Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable, a process known as "marking to the market."

     A futures contract may be purchased or sold only on an exchange, known as a "contract market," designated by the Commodity Futures Trading Commission for the trading of such contract, and only through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction. The contract market clearing house guarantees the performance of each party to a futures contract, by in effect taking the opposite side of such contract. At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. At that time, a final determination of variation margin is made and any loss experienced by the trader is required to be paid to the contract market clearing house while any profit due to the trader must be delivered to it.

     Interest rate futures contracts currently are traded on a variety of fixed-income securities, including long-term U.S. Treasury Bonds, U.S. Treasury Notes, GNMA modified pass-through mortgage-backed securities, U.S. Treasury Bills, bank certificates of deposit and commercial paper. In addition, interest rate futures contracts include contracts on indexes of municipal securities. Foreign currency futures contracts currently are traded on the British pound, Canadian dollar, Japanese yen, Swiss franc, German mark and on Eurodollar deposits.

     A securities index or municipal bond index futures contract provides for the making and acceptance of a cash settlement in much the same manner as the settlement of an option on a securities index. The types of indexes underlying securities index futures contracts are essentially the same as those underlying securities index options, as described above. The index underlying a municipal bond index futures contract is a broad based index of municipal securities designed to reflect movements in the municipal securities market as a whole. The index assigns weighted values to the securities included in the index and its composition is changed periodically.

     Such Underlying Funds may also purchase and write options on the types of futures contracts that they can invest in.


     A call option on a futures contract provides the holder with the right to purchase, or enter into a "long" position in, the underlying futures contract. A put option on a futures contract provides the holder with the right to sell, or enter into a "short" position in, the underlying futures contract. In both cases, the option provides for a fixed exercise price up to a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option and the writer delivers to the holder the accumulated balance in the writer's margin account which represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. In the event that an option written by an Underlying Fund is exercised, that Underlying Fund will be subject to all the risks associated with the trading of futures contracts, such as payment of variation market deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

     A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

     An option, whether based on a futures contract, a securities index, a security or foreign currency, becomes worthless to the holder when it expires. Upon exercise of an option, the exchange or contract market clearing house assigns exercise notices on a random basis to those of its members which have written options of the same series and with the same expiration date. A brokerage firm receiving such notices then assigns them on a random basis to those of its customers which have written options of the same series and expiration date. A writer therefore has no control over whether an option will be exercised against it, nor over the timing of such exercise.


     To the extent that interest or exchange rates or securities prices move in an unexpected direction, an Underlying Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that an Underlying Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent an Underlying Fund from closing out its positions relating to futures.

Borrowings
     Each Underlying Fund, except Delaware Cash Reserve, U.S. Government Fund and Limited-Term Government Fund, and the Portfolios may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Such Underlying Funds and Portfolios will not borrow money in excess of one-third of the value of their net assets. These Underlying Funds and Portfolios have no intention of increasing their net income through borrowing. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of such Underlying Fund's or Portfolio's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Underlying Funds or Portfolios shall, within three days thereafter (not including Sunday or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of their borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. An Underlying Fund or Portfolio will not purchase investment securities while it has an outstanding borrowing. See Part B for additional possible restrictions on borrowing.

Repurchase Agreements
     The Underlying Funds may invest in repurchase agreements. Each Underlying Fund may enter into repurchase agreements with broker/dealers or banks which are deemed creditworthy by the respective investment manager under guidelines approved by the Board of Directors/Trustees. A repurchase agreement is a short-term investment in which the purchaser (i.e., an Underlying Fund) acquires ownership of a security and the seller agrees to repurchase the security at a future time and set price, thereby determining the yield during the purchaser's holding period. The value of the securities subject to the repurchase agreement is marked to market daily. In the event of a bankruptcy or other default of the seller, an Underlying Fund could experience delays and expenses in liquidating the underlying securities.

     The funds in the Delaware Investments family have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow the funds in the Delaware Investments family jointly to invest cash balances. Each Underlying Fund may invest cash balances in joint repurchase agreements in accordance with the terms of the Order and subject to the conditions described above.


Portfolio Loan Transactions
     Each Underlying Fund, except for Delaware Cash Reserve, may, from time to time, lend securities (but not in excess of 25% of its assets) from its portfolio to brokers, dealers and financial institutions and receive collateral in cash or short-term U.S. government securities. While the loan is outstanding, this collateral will be maintained at all times in an account equal to at least 100% of the current market value of the loaned securities plus accrued interest. Such cash collateral will be invested in short-term securities, the income from which will increase the return of an Underlying Fund.

     The major risk to which the Underlying Funds would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Underlying Funds will only enter into loan arrangements after a review of all pertinent facts by the respective investment manager, subject to overall supervision by the Board of Directors/Trustees, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the respective investment manager.

Liquidity and Rule 144A Securities
     In order to assure that each Underlying Fund has sufficient liquidity, no Underlying Fund may invest more than 10% of its net assets in illiquid assets (15% for The Real Estate Investment Trust Portfolio, Blue Chip Fund and High-Yield Opportunities Fund), including repurchase agreements maturing in more than seven days. While maintaining oversight, the Board of Directors/Trustees has delegated to the respective investment manager the day-to-day functions of determining whether or not individual securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") of the 1933 Act are liquid for purposes of the limitation on investments in illiquid assets. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Underlying Funds. The Board of Directors/Trustees has instructed the managers to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). Investing in Rule 144A Securities could have the effect of increasing the level of illiquidity of an Underlying Fund to the extent that qualified institutional buyers become uninterested, for a time, in purchasing these securities.

     If the respective manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the applicable Underlying Fund's holdings of illiquid securities exceed the Underlying Fund's limit on investment in such securities, the respective manager will determine what action shall be taken to ensure that the Underlying Fund continues to adhere to such limitation.

Investment Company Securities
     Any investments that the Underlying Funds in Aggressive Growth, International Equity, International Small Cap, Emerging Markets or the Global Bond Funds may make in either closed-end or unregistered investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

Convertible and Non-Traditional Equity Securities
     The Real Estate Investment Trust Portfolio and Blue Chip, U.S. Growth, Devon and New Pacific Funds may invest in convertible securities. From time to time, a portion of High-Yield Opportunities Fund's assets may be invested in convertible securities. A convertible security is a security which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure, although convertible securities are usually subordinated to similar nonconvertible securities. Convertible securities provide a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in the convertible security's underlying common stock. Just as with debt securities, convertible securities tend to increase in market value when interest rates decline and tend to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.


     The aforementioned Underlying Funds may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

     The aforementioned Underlying Funds may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS and DECS generally have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.

Temporary Defensive Measures

     Each Underlying Fund (other than Delaware Cash Reserve) may hold cash or invest in short-term debt securities and other money market instruments when, in the Manager's opinion, such holdings are prudent for temporary defensive purposes given then prevailing market conditions. An Underlying Fund may also invest in such instruments pending investment by the Underlying Fund of proceeds from the sale of portfolio securities or proceeds from new sales of its shares pending investment in other types of securities or to maintain sufficient liquidity to meet redemptions. All such short-term investments will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or, if unrated, judged to be of comparable quality as determined by the Manager. Certain Funds may also invest in corporate bonds of investment grade quality (rated not less than BBB or S&P or Baa by Moody's) for temporary, defensive purposes. Securities rated BBB or Baa are regarded as having speculative characteristics.

U.S. Government Securities
     All of the Underlying Funds may invest in securities of the U.S. government. Securities guaranteed by the U.S. government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and
(2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates and Federal Housing Administration debentures). For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but if held to maturity are deemed to be free of credit risk for the life of the investment.

     Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they generally involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the U.S. Treasury; some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks.

Quality Restrictions
     Delaware Cash Reserve limits its investments to those which its Board of Directors have determined present minimal credit risks and are of high quality and which are otherwise in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply.

     Delaware Cash Reserve's investments include direct obligations issued by the U.S. Treasury which include bills, notes and bonds which differ from each other principally in interest rates, maturities and dates of issuance. These issues, plus some federal agency obligations, are guaranteed by the full faith and credit of the U.S. government. Examples include Federal Housing Administration, Farmers Home Administration, Government National Mortgage Association and Export-Import Bank of the United States. Other federal agency obligations only have the guarantee of the agency. Examples include Federal Home Loan Banks, Federal Land Banks, Federal Home Loan Mortgage Corporation, The Tennessee Valley Authority and the International Bank for Reconstruction and Development. Although obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on such obligations is generally backed directly or indirectly by the U.S. government. This support can range from the backing of the full faith and credit of the United States, to U.S. Treasury guarantees, or to the backing solely of the issuing agency or instrumentality itself.

     Delaware Cash Reserve's investments also include certificates of deposit and obligations of both U.S. and foreign banks if they have assets of at least one billion dollars in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply. Delaware Cash Reserve may also purchase commercial paper and other corporate obligations; if a security or, as relevant, its issuer is considered to be rated at the time of the proposed purchase it, or, as relevant, its issuer must be so rated in one of the two highest rating categories (e.g., for commercial paper, A-2 or better by S&P and P-2 or better by Moody's; and, for other corporate obligations, AA or better by S&P and Aa or better by Moody's) by at least two nationally-recognized statistical rating organizations approved by the Board of Directors or, if such security is not so rated, the purchase of the security must be approved or ratified by the Board of Directors in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply. Appendix A describes the ratings of S&P and Moody's.

Maturity Restrictions
     Delaware Cash Reserve maintains an average maturity of not more than 90 days. Also, it does not purchase any instruments with an effective remaining maturity of more than 13 months.


Small to Medium-Sized Companies
     The Small/Mid Cap U.S. Equity Funds invest their assets in equity securities of small to medium-sized companies. International Small Cap Fund may invest in smaller capitalization companies. These stocks have historically been more volatile in price than larger capitalization stocks, such as those included in the S&P 500. This is because, among other things, smaller companies have a lower degree of liquidity and tend to have a greater sensitivity to changing economic conditions. These companies may have narrow product lines, markets or financial resources, or may depend on a limited management group. The companies' securities may trade less frequently and have a smaller trading volume. The securities may be traded only in the over-the-counter markets or on a regional securities exchange. In addition to exhibiting greater volatility, smaller capitalization securities may, to some degree, fluctuate independently of the stocks of larger capitalization companies. For example, the stocks of smaller capitalization companies may decline in price as the price of larger company stocks rise, or vice versa.

Unseasoned Companies
     High-Yield Opportunities Fund may invest in relatively new or unseasoned companies which are in their early stages of development, or small companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies present greater risks than securities of larger, more established companies. The companies in which the Fund may invest may have relatively small revenues, limited product lines, and may have a small share of the market for their products or services. Small companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing or favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due these and other factors, small companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be volatile and are therefore speculative.

GNMA Securities
     U.S. Government Fund may invest in certificates of the Government National Mortgage Association ("GNMA"). GNMA Certificates are mortgage-backed securities. Each Certificate evidences an interest in a specific pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Scheduled payments of principal and interest are made to the registered holders of GNMA Certificates. The GNMA Certificates in which U.S. Government Fund will invest are of the modified pass-through type. GNMA guarantees the timely payment of monthly installments of principal and interest on modified pass-through Certificates at the time such payments are due, whether or not such amounts are collected by the issuer on the underlying mortgages. The National Housing Act provides that the full faith and credit of the United States is pledged to the timely payment of principal and interest by GNMA of amounts due on these GNMA Certificates.

     The average life of GNMA Certificates varies with the maturities of the underlying mortgage instruments with maximum maturities of 30 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of prepayments of refinancing of such mortgages or foreclosure. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. Due to the GNMA guarantee, foreclosures impose no risk to principal investments.

     The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. As prepayment rates vary widely, it is not possible to accurately predict the average life of a particular pool. However, statistics indicate that the average life of the type of mortgages backing the majority of GNMA Certificates is approximately 12 years. For this reason, it is standard practice to treat GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year. Pools of mortgages with other maturities or different characteristics will have varying assumptions for average life. The assumed average life of pools of mortgages having terms of less than 30 years is less than 12 years, but typically not less than five years.

     The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates, but only by the amount of the fees paid to GNMA and the issuer. Such fees in the aggregate usually amount to approximately 0.50%.

     Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Prepayments generally occur when interest rates have fallen. Reinvestments of prepayments will be at lower rates. Historically, actual average life has been consistent with the 12-year assumption referred to above. The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the Certificates and may differ from the yield based on the assumed average life. Interest on GNMA Certificates is paid monthly rather than semi-annually as for traditional bonds.


Special Risk Considerations
     Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in a Portfolio, nor can there be any assurance that a Portfolio's investment objective will be attained.

     The use of interest rate swaps by Global Bond, U.S. Growth and New Pacific Funds involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If such Underlying Fund's investment adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Underlying Funds will be less favorable than it would have been if this investment technique were never used. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Thus, if the other party to an interest rate swap defaults, the Underlying Funds' risk of loss consists of the net amount of interest payments that an Underlying Fund is contractually entitled to receive.

     While The Real Estate Investment Trust Portfolio, Global Bond Fund and Emerging Markets Fund intend to seek to qualify as "diversified" investment companies under provisions of Subchapter M of the Code, they will not be diversified for purposes of the 1940 Act. Thus, while at least 50% of each Underlying Funds' total assets will be represented by cash, cash items, and other securities limited in respect of any one issuer to an amount not greater than 5% of such Underlying Funds' total assets, it will not satisfy the 1940 Act requirement in this respect, which applies that test to 75% of the Underlying Funds' assets. The Portfolios are also nondiversified with respect to both direct investments in securities and investments in the Underlying Funds. A nondiversified portfolio is believed to be subject to greater risk because adverse effects on the portfolio's security holdings may affect a larger portion of the overall assets.

Other Investment Policies

     Each Portfolio may invest up to 100% of its assets directly in cash, money market instruments or in Delaware Cash Reserve, for temporary, defensive purposes, such as during periods of market instability.

     Pursuant to an Order received from the SEC on April 6, 1998, the Portfolios may, to the extent consistent with their respective investment objectives, invest directly in the same securities and employ the same investment strategies as any of the Underlying Funds.

     Each Portfolio anticipates that its annual portfolio turnover rate generally will not exceed 100%. A Portfolio may purchase or sell its portfolio securities to: (a) accommodate purchases and sales of its shares; (b) change the percentage of its assets invested in securities or in the Underlying Funds in response to market conditions; and (c) maintain or modify the allocation of its assets among the Underlying Funds. High turnover rates with respect to the Underlying Funds may result in higher expenses being incurred by the Portfolios.

     Each Portfolio's designation as an open-end investment company and certain other policies of the Portfolios may not be changed unless authorized by the vote of a majority of the Portfolios' outstanding voting securities, as defined in the 1940 Act. Part B lists other more specific investment restrictions of the Portfolios which may not be changed without a majority shareholder vote. A brief discussion of those factors that materially affected each Portfolio's performance during its most recently completed fiscal year appears in the Portfolios' Annual Report. The remaining investment policies are not fundamental and may be changed by the Board of Trustees without a shareholder vote.


Ratings
     Appendix A describes the ratings of S&P and Moody's.

Appendix A -- Ratings

Bonds
Excerpts from Moody's description of its bond ratings:
     Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Excerpts from S&P's description of its bond ratings:
     AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

Excerpts from Fitch IBCA, Inc.'s (formerly known as Fitch Investors Service, L.P.) description of its bond ratings:
     AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events; AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+; A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances that bonds with higher ratings; BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings; BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements; B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue; CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment; CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time; C--Bonds are in imminent default in payment of interest or principal; and DDD, DD and D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

     Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

Commercial Paper
     Excerpts from Moody's description of its two highest commercial paper ratings: P-1--the highest grade possessing greatest relative strength; P-2--second highest grade possessing less relative strength than the highest grade.

     Excerpts from S&P's description of its two highest commercial paper ratings: A-1--judged to be the highest investment grade category possessing the highest relative strength; A-2--investment grade category possessing less relative strength than the highest rating.

  Delaware Investments includes funds
  with a wide range of investment objectives.
  Stock funds, income funds, national and
  state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, shareholders of the Fund Classes should contact their financial adviser or call
  Delaware Investments at 800-523-1918.


  Investment Manager
  Delaware Management Company
  One Commerce Square
  Philadelphia, PA 19103


  National Distributor
  Delaware Distributors, L.P.
  1818 Market Street
  Philadelphia, PA 19103


  Shareholder Servicing,
  Dividend Disbursing,
  Accounting Services
  and Transfer Agent
  Delaware Service Company, Inc.
  1818 Market Street
  Philadelphia, PA 19103


  Legal Counsel
  Stradley, Ronon, Stevens & Young, LLP
  One Commerce Square
  Philadelphia, PA 19103


  Independent Auditors
  Ernst & Young LLP
  Two Commerce Square
  Philadelphia, PA 19103


  Custodian
  The Chase Manhattan Bank
  4 Chase Metrotech Center
  Brooklyn, NY 11245



[GRAPHIC OMITTED]


[GRAPHIC OMITTED]

   Printed in the U.S.A. on recycled paper.
   P-XXX[--] PP11/98
   www.delawarefunds.com

FOUNDATION FUNDS
INCOME PORTFOLIO
BALANCED PORTFOLIO
GROWTH PORTFOLIO                                                    PROSPECTUS
INSTITUTIONAL CLASS                                          NOVEMBER 30, 1998


                   1818 Market Street, Philadelphia, PA 19103
                           For more information about
                            the Institutional Classes
                    call Delaware Investments at 800-510-4015

     Delaware Group Foundation Funds (the "Trust") is an open-end management investment company with three separate Portfolios: the Income Portfolio, the Balanced Portfolio and the Growth Portfolio. Each Portfolio is in effect a separate fund issuing its own shares. The investment objectives and principal policies of the Portfolios are described below. See Investment Objectives and Policies. Although each Portfolio will constantly strive to attain its objective, there can be no assurance that it will be attained.

     The Portfolios will invest in open-end investment companies (mutual funds) that are members of the Delaware Investments Family of Mutual Funds (individually, an "Underlying Fund" and collectively, the "Underlying Funds"). The Underlying Funds include funds investing in U.S. and foreign stocks, bonds, and money market instruments. In addition, the Portfolios may, to the extent consistent with their respective investment objectives, invest in the same securities and employ the same investment strategies as any of the Underlying Funds. At any point in time, it can be expected that each Portfolio will invest in a different combination of securities and Underlying Funds, reflecting the different investment objectives and levels of risk and return each Portfolio seeks.

     This Prospectus relates to the Portfolios and their Institutional Class Shares and sets forth information that you should read and consider before you invest. Please retain it for future reference. A Statement of Additional Information ("Part B" of the Trust's registration statement), dated November
30, 1998, as it may be amended from time to time, contains additional information about the Trust and has been filed with the Securities and Exchange Commission (the "SEC"). Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to the Trust at the above address or by calling 800-523-1918. The Portfolios' financial statements appear in the Trust's Annual Report, which will accompany any response to requests for Part B. The SEC also maintains a Web site (http://www.sec.gov) that contains Part B, material we incorporated by reference, and other information regarding registrants that electronically file with the SEC.

     Each Portfolio also offers Class A Shares, Class B Shares and Class C Shares. Shares of these classes are subject to sales charges and other expenses, which may affect their performance. A prospectus for these classes can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling 800-523-4640.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE PORTFOLIOS ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE PORTFOLIOS ARE NOT BANK OR CREDIT UNION DEPOSITS.

                                TABLE OF CONTENTS


Cover Page
Synopsis
Summary of Expenses
Financial Highlights
Investment Objectives and Policies
 Suitability
 Investment Strategy
Investments of the Underlying Funds
Classes of Shares
How to Buy Shares
Redemption and Exchange
Dividends and Distributions
Taxes
Calculation of Net Asset Value Per Share
Management of the Portfolios
Other Investment Policies and Risk Considerations
Appendix A -- Ratings

SYNOPSIS

Investment Objectives
     The investment objective of the Income Portfolio is to seek a combination of current income and preservation of capital with capital appreciation. The investment objective of the Balanced Portfolio is to seek capital appreciation with current income as a secondary objective. The investment objective of the Growth Portfolio is to seek long term capital growth. Each Portfolio has different levels of risk and return. For further details, see Investment Objectives and Policies and Other Investment Policies.

Risk Factors and Special Considerations
     Each Portfolio invests in Underlying Funds in the Delaware Investments Family of Mutual Funds, and may invest in the same securities and employ the same investment strategies as any of the Underlying Funds, and is therefore subject to the same risks as those attendant to the Underlying Funds. See Investment Objectives and Policies and Other Investment Policies and Risk Considerations.

Investment Manager, Distributor and Transfer Agent
     Delaware Management Company (the "Manager") furnishes investment management services to each Portfolio, subject to the supervision and direction of the Trust's Board of Trustees. The Manager and certain of its affiliates also provide investment management services to the Underlying Funds and certain other funds available from the Delaware Investments family. Delaware Distributors, L.P. (the "Distributor"), an affiliate of the Manager, is the national distributor for each Portfolio and for all of the other mutual funds available from the Delaware Investments family, including the Underlying Funds. Delaware Service Company, Inc. (the "Transfer Agent"), an affiliate of the Manager, is the shareholder servicing, dividend disbursing, accounting services and transfer agent for each Portfolio and for all of the other mutual funds available from the Delaware Investments family, including the Underlying Funds.

     See Summary of Expenses and Management of the Portfolios for further information regarding the Manager, the Distributor and the Transfer Agent and the fees payable to these entities by each of the Portfolios.

Purchase Price
     Shares of each Class offered by this Prospectus are available at net asset value, without a front-end or contingent deferred sales charge, and are not subject to distribution fees under a Rule 12b-1 distribution plan. See Classes of Shares.

Redemption and Exchange
     Shares of each Class are redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. See Redemption and Exchange.

Open-End Investment Company
     The Trust, which was organized as a Delaware Business Trust on October 24, 1997, is an open-end management investment company. Each Portfolio is nondiversified as defined by the Investment Company Act of 1940 (the "1940 Act"). See Shares under Management of the Portfolios.

SUMMARY OF EXPENSES
     A general comparison of the sales arrangements and other expenses applicable to Portfolio's Institutional Class Shares follows:



                                                       Income Portfolio
                                                       Balance Portfolio
Shareholder Transaction Expenses                       Growth Portfolio
-------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price) ..............      None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price) ..............      None
Exchange Fees ......................................      None(1)



Annual Operating Expenses
(as a percentage of average daily net assets)
-------------------------------------------------------------------------------
Management Fees (after waivers) ......................    0.00%(2)
12b-1 Fees ...........................................    None
Other Operating Expenses .............................    0.55%(3)
                                                          ------
     Total Operating Expenses (after waivers) ........    0.55%
                                                          =====

(1) Exchanges are subject to the requirements of each fund and a front-end sales charge may apply.

(2) The Manager has elected voluntarily to waive that portion, if any, of the annual management fees ("Asset Allocation Fees") payable by the Portfolios and to pay the Portfolios to the extent necessary to ensure that the "Total Operating Expenses" of the Portfolios do not exceed 0.55% (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) through June 30, 1999. If the voluntary expense waivers and payments were not in effect, it is estimated that the "Total Operating Expenses" as a percentage of average daily net assets would be 32.70%, 12.62% and 14.11% for the Institutional Class of the Income, Balanced and Growth Portfolios, respectively, reflecting Asset Allocation Fees of 0.25% for each Portfolio.

(3) "Other Operating Expenses" are based on estimated amounts for the current fiscal year. In the absence of voluntary expense payments, "Other Operating Expenses" would be 32.45%, 12.37% and 13.86% for the Institutional Class of the Income, Balanced and Growth Portfolios, respectively.

    Each Portfolio, as a shareholder in the Underlying Funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the Underlying Funds. These fees and expenses, which are embedded in the prices of the Underlying Fund shares purchased by the Portfolios, are in addition to the fees and expenses of the Portfolios set forth above.

     The following table sets forth the average aggregate total operating expenses of the Underlying Funds:


      Average Aggregate Total Fund Operating Expenses of Underlying Funds

                        ------------------------------
                         Income Portfolio       0.90%
                        ------------------------------
                         Balanced Portfolio     1.09%
                        ------------------------------
                         Growth Portfolio       1.16%
                        ------------------------------

     These figures are estimates and are based on static asset allocation assumptions. Actual expenses will differ depending on the actual asset allocations among the Underlying Funds in effect from time to time. These figures are derived from the total operating expenses for the most recent fiscal year for each of the Institutional Class shares of the Underlying Funds set forth in the table below. Also set forth below is the investment adviser, sub-adviser (where applicable) and the management fee (as an annual percentage of net assets before fee waivers) for each of the Institutional Class shares of the Underlying Funds.

                          Underlying Fund Information



                                                                                      Manage-     Total
                                                                                      ment        Expense
Underlying Fund                  Adviser                      Sub-Adviser**           Fee         Ratio***
---------------                  -------                      -------------           -------     --------
Aggressive Growth                Manager                                              1.00%        1.50%(7)

Blue Chip                        Manager                      Vantage*                0.65%(1)     1.20%

Decatur Total Return             Manager                                              0.57%(2)     0.83%

DelCap                           Manager                                              0.75%        1.10%

Devon                            Manager                                              0.60%(3)     1.12%(7)

Small Cap Value                  Manager                                              0.75%        1.09%

Real Estate Investment Trust     Manager                      Lincoln National*       0.75%        0.86%(7)

Trend                            Manager                                              0.75%        1.09%

U.S. Growth                      Manager                      Lynch & Mayer*          0.70%        1.14%(7)

Emerging Markets                 Delaware International*                              1.25%        1.70%(7)

International Equity             Delaware International*                              0.75%        1.40%(7)

International Small Cap          Delaware International*                              1.25%        1.25%(7)

New Pacific                      Manager                      AIB Govett              0.80%        1.50%

Delchester                       Manager                                              0.59%(4)     0.81%

High-Yield Opportunities         Manager                                              0.65%(5)     0.84%(7)

Global Bond                      Delaware International*                              0.75%        0.95%(7)

Limited-Term Government          Manager                                              0.50%        0.83%

U.S. Government                  Manager                                              0.60%        0.90%

Delaware Cash Reserve            Manager                                              0.49%(6)     0.88%

  *Affiliate of the Manager.
 **Fees payable by the Manager to a Sub-Adviser have no effect on the management fees payable by an Underlying Fund.

***Includes management and other fees.

(1) Under the Investment Management Agreement for Blue Chip Fund, the Manager is paid an annual fee equal to 0.65% on the first $500 million of average daily net assets, 0.625% on the next $500 million and 0.60% on the average daily net assets in excess of $1 billion.

(2) Under the Investment Management Agreement for Decatur Total Return Fund, the Manager is paid an annual fee equal to 0.60% on the first $500 million of average daily net assets, 0.575% on the next $250 million of average daily net assets and 0.55% on the average daily net assets in excess of $750 million, less all directors fees paid by the fund.

(3) Under the Investment Management Agreement for Devon Fund, the Manager is paid an annual fee equal to 0.60% on the first $500 million of average daily net assets and 0.50% on the average daily net assets in excess of $500 million.

(4) Under the Investment Management Agreement for Delchester Fund, the Manager is paid an annual fee equal to 0.60% on the first $500 million of average daily net assets, 0.575% on the next $250 million of average daily net assets and 0.55% on the average daily net assets in excess of $750 million, less all directors fees paid by the fund.

(5) Under the Investment Management Agreement for High-Yield Opportunities Fund, the Manager is paid an annual fee equal to 0.65% on the first $500 million of average daily net assets, 0.625% on the next $500 million and 0.60% on the average daily net assets in excess of $1 billion.

(6) Under the Investment Management Agreement for Delaware Cash Reserve, the Manager is paid an annual fee equal to 0.50% on the first $500 million of average daily net assets, 0.475% on the next $250 million of average daily net assets, 0.45% on the next $250 million of average daily net assets, 0.425% on the next $250 million of average daily net assets, 0.375% on the next $250 million of average daily net assets, 0.325% on the next $250 million of average daily net assets, 0.30% on the next $250 million of average daily net assets and 0.275% on the average daily net assets in excess of $2 billion, less all directors fees paid by the fund.

(7) Reflects voluntary waivers and payments of fees by the investment manager.

     The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2) redemption and no redemption at the end of each time period. The following example assumes the voluntary waiver of the asset allocation fee by the Manager as discussed in this Prospectus.

INCOME PORTFOLIO
BALANCED PORTFOLIO
GROWTH PORTFOLIO
------------------


                                                Assuming Redemption
                                                 1 Year     3 Years
                                                --------   --------
         Institutional Class Shares .........      $6         $18


This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

     The purpose of the above tables is to assist investors in understanding the various costs and expenses they will bear directly or indirectly in owning shares of the Portfolios.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The following financial highlights are derived from the financial statements of Balanced Portfolio, Growth Portfolio and Income Portfolio of Delaware Group Foundation Funds and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP, all of which are incorporated by reference into Part B. Further information about the
Portfolios' performance is contained in their Annual Report to shareholders. A copy of the Portfolios' Annual Report (including the report of Ernst & Young
LLP) may be obtained from Delaware Group Foundation Funds upon request at no charge.
--------------------------------------------------------------------------------

                                                                             Balanced Portfolio              Growth Portfolio
                                                                         Institutional Class Shares     Institutional Class Shares
                                                                         ---------------------------    --------------------------
                                                                                  Period                         Period
                                                                                 12/31/97(1)                    12/31/97(1)
                                                                                  through                        through
                                                                                  9/30/98                        9/30/98
Net Asset Value, Beginning of Period ......................................     $   8.500                       $  8.500
Income (Loss) From Investment Operations
Net Investment Income (2)..................................................         0.169                          0.078
Net Loss on Investments (both realized and unrealized) ....................        (0.469)                        (0.398)
                                                                                ---------                       --------
  Total from Investment Operations ........................................        (0.300)                        (0.320)
                                                                                ---------                       --------
Less Dividends and Distributions
Dividends from Net Investment Income ......................................        (0.070)                           none
Distributions from Net Realized Gain on Investments .......................          none                           none
                                                                                ---------                       --------
  Total Dividends and Distributions .......................................        (0.070)                           none
                                                                                ---------                       --------
Net Asset Value, End of Period ............................................     $   8.130                       $  8.180
                                                                                =========                       ========
-----------------

Total Return(3)............................................................         (3.56%)                        (3.77%)

-----------------

Ratios and Supplemental Data

Net Assets, End of Period (000's omitted) .................................     $      48                       $     48
Ratio of Expenses to Average Daily Net Assets .............................          0.55%                          0.55%
Ratio of Expenses to Average Daily Net Assets Prior to
 Expense Limitation .......................................................         12.62%                         14.11%
Ratio of Net Investment Income to Average Daily Net Assets ................          2.59%                          1.21%
Ratio of Net Investment Loss to Average Daily Net Assets Prior
 to Expense Limitation ....................................................         (9.48%)                       (12.35%)
Portfolio Turnover Rate ...................................................            73%                            77%

                                                                                   Income Portfolio
                                                                              Institutional Class Shares
                                                                             ---------------------------
                                                                                        Period
                                                                                      12/31/97(1)
                                                                                       through
                                                                                       9/30/98
Net Asset Value, Beginning of Period ......................................           $  8.500
Income (Loss) From Investment Operations
Net Investment Income (2)..................................................              0.266
Net Loss on Investments (both realized and unrealized) ....................             (0.356)
                                                                                      --------
  Total from Investment Operations ........................................             (0.090)
                                                                                      --------
Less Dividends and Distributions
Dividends from Net Investment Income ......................................             (0.130)
Distributions from Net Realized Gain on Investments .......................               none
                                                                                      --------
  Total Dividends and Distributions .......................................             (0.130)
                                                                                      --------
Net Asset Value, End of Period ............................................           $  8.280
                                                                                      ========
-----------------

Total Return(3) ...........................................................              (1.10%)

-----------------

Ratios and Supplemental Data

Net Assets, End of Period (000's omitted) .................................           $     49
Ratio of Expenses to Average Daily Net Assets .............................               0.55%
Ratio of Expenses to Average Daily Net Assets Prior to
 Expense Limitation .......................................................              32.70%
Ratio of Net Investment Income to Average Daily Net Assets ................               4.05%
Ratio of Net Investment Loss to Average Daily Net Assets Prior
 to Expense Limitation ....................................................             (28.10%)
Portfolio Turnover Rate ...................................................                 81%

-----------
(1) Date of commencement of trading; ratios have been annualized but total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Total return reflects expense limitations in effect for a Portfolio. See Summary of Expenses.

INVESTMENT OBJECTIVES AND POLICIES

     The investment objective of the Income Portfolio is to seek a combination of current income and preservation of capital with capital appreciation. It seeks to achieve this objective by investing in primarily a mix of fixed-income and domestic equity securities, including fixed-income and domestic equity Underlying Funds, although it may invest up to 10% of its assets in international equity securities, including international equity Underlying Funds. The Income Portfolio will generally invest at least 45% of its portfolio in fixed-income securities and 20% in domestic equity securities.

     The investment objective of the Balanced Portfolio is to seek capital appreciation with current income as a secondary objective. The Balanced Portfolio seeks to achieve its objective by investing primarily in domestic equity and fixed-income securities, including domestic equity and fixed-income Underlying Funds. The Balanced Portfolio may also invest in international equity and fixed-income securities, including international equity and fixed-income Underlying Funds. The Balanced Portfolio will generally invest at least 25% of its net assets in fixed-income securities, including fixed-income Underlying Funds.

     The investment objective of the Growth Portfolio is to seek long term capital growth. The Growth Portfolio seeks to achieve this objective by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed-income securities, including fixed-income Underlying Funds. The equity securities may include international securities, including international Underlying Funds.

     Each Portfolio will pursue its investment objective through active asset allocation implemented primarily with investments in a combination of the Underlying Funds. The Portfolios may also separately invest directly in the same securities and employ the same investment strategies as any of the Underlying Funds, to the extent consistent with each Portfolio's investment objectives. The Portfolios will invest directly in securities or other investment instruments for such purposes as avoiding undue disruption of the activities of the Underlying Funds, hedging of the Portfolios' investment positions, or making investments in asset classes not available in the Underlying Funds. While it is anticipated that at most times the Portfolios will be invested primarily in the Underlying Funds, it is possible, from time to time, for the Portfolios to be substantially invested directly in securities. The investment objective of each Portfolio is considered a "non-fundamental policy," which means that it may be changed without approval of a Portfolio's shareholders. There is no assurance that a Portfolio will achieve its objective.

Suitability
     The Trust consists of three separate Portfolios. The Portfolios pursue different investment objectives with different levels of risk and return. Each Portfolio is designed to be a long-term investment. The descriptions below compare the three Portfolios' levels of risk and return relative to one another and are not intended to imply any particular absolute level of risk or return for any Portfolio.

Income Portfolio (Wealth Preservation Phase - Lower Risk Tolerance)
     May be appropriate for the investor in the pre-Retirement/Retirement phase (55+ yrs.) or the investor looking for reduced portfolio risk and/or an increase in current income.

Balanced Portfolio (Wealth Accumulation Phase - Moderate Risk Tolerance)
     May be appropriate for the investor looking for the capital appreciation potential of the stock market and the income potential of the bond market.

Growth Portfolio (Earlier Wealth Accumulation Phase - Higher Risk Tolerance)
     May be appropriate for the investor looking for long term capital growth with no need for current income.

Investment Strategy
     The Portfolios will invest primarily in the Underlying Funds, as well as invest in the same kinds of securities and employ the same investment strategies as any of the Underlying Funds, to the extent consistent with each Portfolio's investment objectives. The Underlying Funds include funds investing in U.S. and foreign stocks, bonds, and money market instruments. At any point in time, it can be expected that each Portfolio will invest in a different combination of securities and Underlying Funds, reflecting the different investment objectives and levels of risk and return that each Portfolio seeks. In allocating the Portfolios' assets, the Manager will evaluate the expected return, the volatility (i.e., the variability of returns from one period to the next) and the correlation of the Underlying Funds (i.e., the degree to which the Underlying Funds move together).

  The allocation of the assets of each Portfolio will be determined by the Manager. The Manager is the investment manager for each Portfolio. The Manager or its affiliates also serve as the investment manager to each Underlying Fund. In determining the asset allocation of the Portfolios, the Manager will establish an allocation according to asset classes and will implement such allocation through investment in an appropriate combination of securities and Underlying Funds.

     The Underlying Funds that will be considered for investment by each Portfolio are listed below, grouped within broad asset classes. The asset class headings below are provided for convenience and are approximate in nature. For more detailed information on the investment policies of each Underlying Fund, see Investment Policies of the Underlying Funds. The list of Underlying Funds may change from time to time, and Underlying Funds may be added or deleted upon the recommendation of the Manager without shareholder approval.

UNDERLYING FUNDS

U.S. Equity                                    International Equity
Aggressive Growth Fund                         Emerging Markets Fund
Blue Chip Fund                                 International Equity Fund
Decatur Total Return Fund                      International Small Cap Fund
DelCap Fund                                    New Pacific Fund
Devon Fund
Small Cap Value Fund                           Fixed-Income
The Real Estate Investment Trust Portfolio     Delchester Fund
Trend Fund                                     Global Bond Fund
U.S. Growth Fund                               Limited-Term Government Fund
                                               U.S. Government Fund
                                               High-Yield Opportunities Fund

                                               Money Market
                                               Delaware Cash Reserve

     Under normal circumstances, it can generally be anticipated that of the three Portfolios, the Growth Portfolio will hold a higher percentage of its assets in U.S. equity and international securities (including Underlying Funds which invest primarily in those securities) than will the Balanced Portfolio, which in turn will hold a higher percentage in such securities and Underlying Funds than will the Income Portfolio. Likewise, it can generally be anticipated that of the three Portfolios, the Income Portfolio will hold a higher percentage of its assets in fixed-income securities (including Underlying Funds which invest primarily in those securities) than will the Balanced Portfolio, which in turn will hold a higher percentage in such securities and Underlying Funds than will the Growth Portfolio.

     The percentage ranges targeted for each Portfolio by broad asset class are set forth below. The percentage ranges applicable to each asset class for each Portfolio may be changed from time to time by the Manager without the approval of shareholders.

               Percentage Ranges of Investment in Asset Classes
               ------------------------------------------------

Asset Class            Income Portfolio   Balanced Portfolio   Growth Portfolio
-----------            ----------------   ------------------   ----------------
U.S. Equity            20%-50%            35%-65%              45%-75%
International Equity   0%-10%             5%-20%               10%-30%
Fixed-Income           45%-75%            25%-55%              5%-35%
Money Market           0%-35%             0%-35%               0%-35%

     A Portfolio will generally at all times be invested in at least four Underlying Funds, consistent with the table above. A Portfolio may invest up to 100% of its total assets in cash, money market instruments or in Delaware Cash Reserve for temporary, defensive purposes.

Purchases of Shares of the Underlying Funds
     To the extent the Portfolios invest in Underlying Funds, they will invest only in Institutional Class Shares of such Underlying Funds (Class A Shares in the case of Delaware Cash Reserve). Accordingly, the Portfolios will not pay any sales load or 12b-1 service or distribution fees in connection with their investments in shares of the Underlying Funds. The Portfolios, however, will indirectly bear their pro rata share of the fees and expenses incurred by the Underlying Funds that are applicable to holders of Institutional Class Shares (Class A Shares in the case of Delaware Cash Reserve). The investment returns of each Portfolio, therefore, will be net of the expenses of the Underlying Funds in which it is invested.

Direct Investment in Securities and Other Investment Strategies
     Each Portfolio may, to the extent consistent with its investment objective, invest its assets directly in the same types of securities as those in which the Underlying Funds invest. In addition, each Portfolio may, to the extent consistent with its investment objective, engage directly in the same types of investment strategies as those in which each Underlying Fund may engage. A Portfolio would use such investment strategies to hedge investment positions, including investments directly in securities and investments in the Underlying Funds, to protect the Portfolio against a decline in an Underlying Fund's value. Each Portfolio does not intend to engage in these investment strategies for non-hedging purposes such that more than 5% of its assets will be exposed. For a description of these securities and investment strategies, see Investment Policies of the Underlying Funds.

Risk Factors
     The value of the Portfolios' shares will increase as the value of the securities owned by the Portfolios increases and will decrease as the value of the Portfolios' investments decreases. In addition, the Portfolios' share prices and yields will fluctuate in response to movements in the securities markets as a whole. Over time, the value of an investment in the Growth Portfolio is generally expected to fluctuate more than an investment in the Balanced Portfolio, which in turn is generally expected to fluctuate more over time then an investment in the Income Portfolio.

     Each Portfolio's assets may be invested primarily in a combination of the Underlying Funds. As a result, each Portfolio's investment performance may be directly related to the investment performance of the Underlying Funds held by it. The ability of each Portfolio to meet its investment objective may thus be directly related to the ability of the Underlying Funds to meet their objectives as well as the allocation among those Underlying Funds by the Manager. There can be no assurance that the investment objective of any Portfolio or Underlying Fund will be achieved.

     The Underlying Funds may engage in a variety of investment strategies which involve certain risks. Moreover, each Portfolio may, to the extent consistent with its investment objective, invest in the same securities and employ the same investment strategies as any of the Underlying Funds. The Portfolios may therefore be subject to some of the risks resulting from these strategies. Each Portfolio, to the extent consistent with its investment objective, and certain of the Underlying Funds may purchase foreign securities; purchase high yielding, high risk debt securities (commonly referred to as "junk bonds"); enter into foreign currency transactions; engage in options transactions; engage in futures contracts and options on futures; purchase zero-coupon bonds and pay-in-kind bonds; purchase restricted and illiquid securities; enter into forward roll transactions; purchase securities on a when-issued or delayed delivery basis; enter into repurchase agreements; borrow money; loan portfolio securities and engage in various other investment strategies. Further information on these investment strategies can be found under Other Investment Policies and Risk Considerations and in Part B.

     Because the Underlying Funds are separately managed, it is possible that certain Underlying Funds in which a Portfolio invests may be acquiring securities at the same time that other Underlying Funds in which that Portfolio invests are selling the same security. Similarly, it is possible that a Portfolio may directly acquire a security at the same time that an Underlying Fund in which it invests is selling the same security, or vice versa. This practice could result in higher indirect transactions costs for a Portfolio, and thus adversely effect such Portfolio's returns, than would be the case if a Portfolio were only investing directly in securities.

     Each Portfolio is considered a nondiversified investment company under the regulations which govern mutual funds because it may invest in a limited number of securities and Underlying Funds. As a result, each Portfolio may be subject to greater risk with respect to its individual portfolio than a fund that is more broadly diversified among a number of issuers. However, most of the Underlying Funds are diversified investment companies. The Portfolios may not concentrate in any particular industry, sector or foreign government security (except for investment companies, to the extent that it is considered an industry or sector).

     The Manager has adopted Asset Allocation Guidelines (the "Guidelines") which govern the Portfolios' purchases and redemptions of shares of the Underlying Funds. Pursuant to these Guidelines, if the Manager anticipates that a Portfolio's allocation transaction will disrupt the investment activities of an Underlying Fund, the portfolio managers of the relevant Portfolio and Underlying Fund will confer on steps to minimize adverse effects on both the Portfolio and the Underlying Fund, such as staggering the timing and amounts of such allocation transactions. In addition, the Manager will attempt to minimize the number and size of allocation transactions taking place at any one time while attempting to avoid losing investment opportunities for a Portfolio. As a result, the Portfolios may, on occasion, be unable to purchase or redeem shares of an Underlying Fund as quickly or in such amounts as they otherwise would in the absence of such Guidelines. Such delays or changes in amounts may decrease the total return and/or increase the volatility of the Portfolios.
                                     * * *


     For additional information about each Portfolio's investment policies and certain risks associated with investments in certain types of securities, see Other Investment Policies and Risk Considerations.

INVESTMENTS OF THE UNDERLYING FUNDS

     The following is a summary of the investment objectives and strategies of the Underlying Funds and the types of securities in which they may invest. The investment objectives are fundamental policies, and there is no assurance that the Underlying Funds will achieve their respective investment objective. Each Underlying Fund will constantly strive to achieve its objective and, in investing to do so, may hold securities for any period of time. To the extent that an Underlying Fund (other than a Money Market Fund) engages in short-term trading in attempting to achieve its objective, it may increase its portfolio turnover rate and incur larger portfolio transaction expenses (including brokerage commissions) and other expenses than might otherwise be the case. Additional investment strategies with respect to the Underlying Funds are described in Other Investment Policies and Risk Considerations and in Part B, as well as in the prospectus of each Underlying Fund. For a free copy of a prospectus of any of the Underlying Funds, call 800-523-1918 or write to the Trust at the address given above. Except where noted, the Manager serves as investment manager for each of the Underlying Funds.

U.S. Equity Funds
     As described below, the following Underlying Funds invest primarily in equity securities of companies located or conducting their business primarily in the United States.

Aggressive Growth Fund. The investment objective of Aggressive Growth Fund is long-term capital appreciation which Aggressive Growth Fund attempts to achieve by investing primarily in equity securities of companies which the Manager believes have the potential for high earnings growth. Although Aggressive Growth Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of Aggressive Growth Fund's investments. Aggressive Growth Fund seeks to achieve its investment objective by investing primarily (at least 65% of its total assets) in equity securities (including convertible securities) of companies which the Manager believes have the potential for high earnings growth and which are U.S. companies with stock market capitalizations of at least $300 million. Aggressive Growth Fund has been designed to provide investors with potentially greater long-term rewards than provided by an investment in a fund that seeks capital appreciation from common stocks with more established earnings histories.

     Aggressive Growth Fund will invest in equity securities of companies the Manager believes to be undervalued and to have the potential for high earnings growth. Companies in which Aggressive Growth Fund invests generally will meet one or more of the following criteria: high historical earnings-per-share (EPS) growth; high projected future EPS growth; an increase in research analyst earnings estimates; attractive relative price to earnings ratios; and high relative discounted cash flows. In selecting Aggressive Growth Fund's investments, the Manager also focuses on companies with capable management teams, strong industry positions, sound capital structures, high returns on equity, high reinvestment rates and conservative financial accounting policies.

     In pursuing its objective, Aggressive Growth Fund anticipates that it will invest substantially all, and under normal conditions not less than 65%, of its assets in common stocks, preferred stocks, convertible bonds, convertible debentures, convertible notes, convertible preferred stocks and warrants or rights. To the extent that Aggressive Growth Fund invests in convertible debt securities, those securities will be purchased on the basis of their equity characteristics, and ratings, if any, of those securities will not be an important factor in their selection.

     At no time will the investments of Aggressive Growth Fund in bank obligations, including time deposits, exceed 25% of the value of Aggressive Growth Fund's assets.

Blue Chip Fund. The investment objective of Blue Chip Fund is to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and securities that are convertible into equity securities. The sub-adviser, Vantage Global Advisors, Inc. ("Vantage"), an affiliate of the Manager, will invest in companies which it believes exhibit growth potential that significantly exceeds the average anticipated growth rate of companies included in the Standard and Poor's 500 (R) Composite Stock Price Index ("S&P 500"). Under normal market conditions, at least 65% of the total assets of Blue Chip Fund will be in companies determined by Vantage to be "Blue Chip." Generally, the median market capitalization of companies targeted for investment by Blue Chip Fund will be greater than $5 billion. For investment purposes, however, "Blue Chip" companies are those whose market capitalization is greater than $2.5 billion at the time of investment.

     Vantage believes "Blue Chip" companies have characteristics which are desirable in seeking to achieve the investment objectives of Blue Chip Fund. For example, such companies tend to have a lengthy history of profit growth and dividend payment, and a reputation for quality management structure, products and service. Securities of "Blue Chip" companies generally are considered to be highly liquid because, compared to those of lesser capitalized companies, more shares of these securities are outstanding in the marketplace and their trading volume tends to be higher.

     While it is anticipated that Blue Chip Fund will invest principally in common stock and securities that are convertible into common stock, Blue Chip Fund may invest in all available types of equity securities, including, without limitation, preferred stock and warrants. Investments in equity securities other than common stock or securities that are convertible into common stock will be made when such securities are more attractively priced relative to the underlying common stock. Such investments may be made in any proportion deemed prudent under existing market and economic conditions. Convertible securities include preferred stock and debentures that pay a stated interest rate or dividend and are convertible into common stock at an established ratio. These securities, which are usually priced at a premium to their conversion value, may allow Blue Chip Fund to receive current income while participating to some extent in any appreciation in the underlying common stock. The value of a convertible security tends to be affected by changes in interest rates as well as factors affecting the market value of the underlying common stock.

     Up to 20% of Blue Chip Fund's total assets may be invested directly or indirectly in securities of issuers domiciled in foreign countries, including investments in American, European and Global Depositary Receipts. ("ADRs", "EDRs" and "GDRs," respectively or, collectively, "Depositary Receipts"). Blue Chip Fund may enter into options and futures transactions for hedging purposes to attempt to counterbalance portfolio volatility.

Decatur Total Return Fund. The investment objective of Decatur Total Return Fund is to seek to achieve long-term growth. It seeks to achieve its objective by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Decatur Total Return Fund seeks to provide shareholders with a current return while allowing them to participate in the capital gains potential associated with equity investments.

     Decatur Total Return Fund generally invests in common stocks and income-producing securities that are convertible into common stocks. The Manager looks for securities having a better dividend yield than the average of the S&P 500, as well as capital gains potential.

     All available types of appropriate securities are under continuous study. Decatur Total Return Fund may invest in all classes of securities, bonds and preferred and common stocks in any proportion deemed prudent under existing market and economic conditions. The Fund may also invest up to 20% of its total assets in foreign securities (which may include ADRs, EDRs and GDRs), although the Manager has no present intention of doing so. In seeking to obtain its objective, Decatur Total Return Fund may hold securities for any period of time. For temporary, defensive purposes, it may hold a substantial portion of its assets in cash or short-term obligations.

     Income-producing convertible securities include preferred stock and debentures that pay a stated or variable interest rate or dividend and are convertible into common stock at an established ratio. These securities, which are usually priced at a premium to their conversion value, may allow Decatur Total Return Fund to receive current income while participating to some extent in any appreciation in the underlying common stock. The value of a convertible security tends to be affected by changes in interest rates, as well as factors affecting the market value of the underlying common stock.

DelCap Fund. The investment objective of DelCap Fund is long-term capital appreciation. DelCap Fund's strategy is to invest primarily in common stocks that, in the judgment of the Manager, are of superior quality and in securities that are convertible into such common stocks. DelCap Fund will attempt to achieve its objective by purchasing securities issued by companies whose earnings the Manager believes will grow more rapidly than the average of those listed in the S&P 500. The Manager's emphasis will be on the securities of companies that, in its judgment, have the characteristics supporting such earnings growth. This judgment will be based on, among other things, the financial strength of the company, the expertise of its management, the growth potential of the company within the industry and the growth potential of the industry itself. The focus will be on those securities of companies the Manager believes have established themselves within their industry while maintaining growth potential.

     While the Manager believes its objective may best be achieved by investing in common stock, DelCap Fund may also invest in other securities including, but not limited to, convertible securities, warrants, preferred stock, bonds and foreign securities. DelCap Fund may make foreign investments through the purchase and sale of sponsored or unsponsored ADRs.

Devon Fund. The investment objective of Devon Fund is to seek current income and capital appreciation. Devon Fund will seek to achieve its objective by investing primarily in income-producing common stocks, with a focus on common stocks that the Manager believes have the potential for above average dividend increases over time. Under normal circumstances, Devon Fund will generally invest at least 65% of its total assets in dividend paying common stocks.

     In selecting stocks for Devon Fund, the Manager will focus primarily on dividend paying common stocks issued by companies with market capitalizations in excess of $100 million, but is not precluded from purchasing shares of companies with market capitalizations of less than $100 million. In seeking stocks with potential for above average dividend increases, the Manager will consider such factors as the historical growth rate of a dividend, the frequency of prior dividend increases, the issuing company's potential to generate cash flows, and the price/earnings multiple of the stock relative to the market. The Manager will generally avoid stocks that it believes are overvalued and may select stocks with current dividend yields that are lower than the current yield of the S&P 500 in exchange for anticipated dividend growth.

     While the Manager believes that Devon Fund's objective may best be attained by investing in common stocks, Devon Fund may also invest in other securities including, but not limited to, convertible and preferred securities, rights and warrants to purchase common stock, and various types of fixed-income securities, such as U.S. government and government agency securities, corporate debt securities and bank obligations, and may also engage in futures transactions. Devon Fund may also invest in foreign securities.

Small Cap Value Fund. The investment objective of Small Cap Value Fund is capital appreciation. The strategy will be to invest primarily in common stocks and securities convertible into common stocks which, in the opinion of the Manager, have market values which appear low relative to their underlying value or future earnings and growth potential. Small Cap Value Fund is designed primarily for capital appreciation; providing current income is not an objective. Any income produced is expected to be minimal.

     Securities will be purchased that the Manager believes to be undervalued in relation to asset value or long-term earning power of the companies. The Manager may also invest in securities of companies where current or anticipated favorable changes within a company provide an opportunity for capital appreciation. The Manager's emphasis will be on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market.

     While not a fundamental policy, under normal market conditions Small Cap Value Fund intends to invest at least 65% of its net assets in securities issued by small cap companies, those currently having a market capitalization generally of less than $1.5 billion. As a general matter, small cap companies may have more limited product lines, markets and financial resources than large cap companies. In addition, securities of small cap companies, generally, may trade less frequently (and with lesser volume), may be more volatile and may be somewhat less liquid than securities issued by larger capitalization companies.

     The Manager will consider the financial strength of the company, the nature of its management and any developments affecting the security, the company or the industry. Securities may be out of favor due to a variety of factors, such as lack of an institutional following, or unfavorable developments affecting the issuer of the securities, such as poor earning reports, dividend reductions or cyclical economic or business conditions. Other securities considered by the Manager would include those of companies where current or anticipated favorable changes such as a new product or service, technological breakthrough, management change, projected takeovers, changes in capitalization or redefinition of future corporate operations provide an opportunity for capital appreciation. The Manager will also consider securities where trading patterns suggest that significant positions are being accumulated by officers of the company, outside investors or the company itself. The Manager feels it may uncover situations where those who have a vested interest in the company feel the securities are undervalued and have appreciation potential.

     While the Manager believes that Small Cap Value Fund's objective may best be attained by investing in common stocks, it may also invest in other securities including, but not limited to, convertible securities, warrants, preferred stocks, bonds and foreign securities. Although it is expected to receive relatively less emphasis, Small Cap Value Fund may also invest in fixed-income securities without regard to a minimum grade level in pursuit of its objective where there are favorable changes in a company's earnings or growth potential or where general economic conditions and the interest rate environment provide an opportunity for declining interest rates and consequent appreciation in these securities. Lower rated high yield, high risk bonds are sometimes referred to as "junk bonds." The strategies employed are dependent upon the judgment of the Manager.

     If the Manager believes that market conditions warrant, Small Cap Value Fund may employ options strategies. Small Cap Value Fund may write covered call options on individual issues as well as write call options on stock indices. It may also purchase put options on individual issues and on stock indices. The Manager will employ these techniques in an attempt to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The ability to hedge effectively using options on stock indices will depend, in part, on the correlation between the composition of the index and Small Cap Value Fund's portfolio as well as the price movement of individual securities. Small Cap Value Fund does not currently intend to write or purchase stock index options. While there is no limit on the amount of Small Cap Value Fund's assets which may be invested in covered call options, it will not invest more than 2% of its net assets in put options. Small Cap Value Fund will only use exchange-traded options. It may enter into futures contracts and buy and sell options on futures contracts relating to securities, securities indices or interest rates.

     Although it will receive relatively minor emphasis in pursuit of its objective, Small Cap Value Fund may also purchase, at times, lower rated or unrated corporate bonds without regard to a grade minimum, which may be considered speculative and may increase the portfolio's credit risk. Although Small Cap Value Fund will not ordinarily purchase bonds rated below B by Moody's or S&P (i.e., high-yield, high-risk fixed-income securities), it may do so if the Manager believes that capital appreciation is likely. Small Cap Value Fund will not invest more than 25% of its net assets in bonds rated below B. Investing in such lower rated debt securities may involve certain risks not typically associated with higher rated securities. Such "junk bonds" are considered very speculative and may possibly be in default or have interest payments in arrears.

The Real Estate Investment Trust Portfolio. The investment objective of The Real Estate Investment Trust Portfolio is to achieve maximum long-term total return. Capital appreciation is a secondary objective. The Real Estate Investment Trust Portfolio seeks to achieve its objectives by investing in securities of companies principally engaged in the real estate industry. Under normal circumstances, at least 65% of The Real Estate Investment Trust Portfolio's total assets will be invested in equity securities of real estate investment trusts ("REITs"). The Real Estate Investment Trust Portfolio will operate as a nondiversified fund as defined by the 1940 Act.

     The Real Estate Investment Trust Portfolio invests in equity securities of REITs and other real estate industry operating companies ("REOCs"). For purposes of The Real Estate Investment Trust Portfolio's investments, a REOC is a company that derives at least 50% of its gross revenues or net profits from either (1) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate, or (2) products or services related to the real estate industry, such as building supplies or mortgage servicing. The Real Estate Investment Trust Portfolio's investments in equity securities of REITs and REOCs may include, from time to time, sponsored or unsponsored ADRs actively traded in the United States. Equity securities for this purpose include common stocks, securities convertible into common stocks and securities having common stock characteristics, such as rights and warrants to purchase common stocks. The Real Estate Investment Trust Portfolio may also purchase preferred stock. The Real Estate Investment Trust Portfolio may invest in convertible securities and up to 10% of its assets in foreign securities. The Real Estate Investment Trust Portfolio may also invest in mortgage-backed securities.

     The Real Estate Investment Trust Portfolio may hold cash or invest in short-term debt securities and other money market instruments when, in the Manager's opinion, such holdings are prudent given then prevailing market conditions. Except when the Manager believes a temporary defensive approach is appropriate, The Real Estate Investment Trust Portfolio will not hold more than 5% of its total assets in cash or such short-term investments. All these short-term investments will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g. AAA by S&P or Aaa by Moody's) or be of comparable quality as determined by the Manager.

     Although The Real Estate Investment Trust Portfolio does not invest directly in real estate, The Real Estate Investment Trust Portfolio does invest primarily in REITs and may purchase equity securities of REOCs. Thus, because The Real Estate Investment Trust Portfolio concentrates its investments in the real estate industry, an investment in The Real Estate Investment Trust Portfolio may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition; property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses, uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

     The Real Estate Investment Trust Portfolio may invest without limitation in shares of REITs. REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like investment companies such as The Real Estate Investment Trust Portfolio, REITs are not taxed on income distributed to shareholders provided they comply with several requirements in the Internal Revenue Code of 1986, as amended (the "Code"). REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Code, and/or to maintain exemptions from the 1940 Act. By investing in REITs indirectly through The Real Estate Investment Trust Portfolio, a shareholder bears not only a proportionate share of the expenses of The Real Estate Investment Trust Portfolio, but also, indirectly, similar expenses of the REITs.

     While The Real Estate Investment Trust Portfolio does not intend to invest directly in real estate, The Real Estate Investment Trust Portfolio could, under certain circumstances, own real estate directly as a result of a default on securities that it owns. In addition, if The Real Estate Investment Trust Portfolio has rental income or income from the direct disposition of real property, the receipt of such income may adversely affect The Real Estate Investment Trust Portfolio's ability to retain its tax status as a regulated investment company.

     The Real Estate Investment Trust Portfolio may also, to a limited extent, enter into futures contracts on stocks, purchase or sell options on such futures, engage in certain options transactions on stocks and enter into closing transactions with respect to those activities. However, these activities will not be entered into for speculative purposes, but rather to facilitate the ability quickly to deploy into the stock market The Real Estate Investment Trust Portfolio's positions in cash, short-term debt securities and other money market instruments, at times when The Real Estate Investment Trust Portfolio's assets are not fully invested in equity securities. Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for The Real Estate Investment Trust Portfolio.

     In connection with The Real Estate Investment Trust Portfolio's ability to invest up to 10% of its total assets in the securities of foreign issuers, currency considerations may present risks if The Real Estate Investment Trust Portfolio holds international securities. Currency considerations carry a special risk for a portfolio of international securities. In this regard, The Real Estate Investment Trust Portfolio may actively carry on hedging activities, and may invest in forward foreign currency exchange contracts to hedge currency risks associated with the purchase of individual securities denominated in a particular currency.

     The Manager does not normally intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, the Manager may take advantage of short-term opportunities that are consistent with The Real Estate Investment Trust Portfolio's investment objective.


Trend Fund. The investment objective of Trend Fund is long-term capital appreciation. The strategy is to invest primarily in the common stocks and securities convertible into common stocks of emerging and other growth-oriented companies that, in the judgment of the Manager, are responsive to changes within the marketplace and have the fundamental characteristics to support growth. Income is not an objective of Trend Fund.

     Trend Fund will seek to identify changing and dominant trends within the economy, the political arena and our society. It will purchase securities which the Manager believes will benefit from these trends and which have the fundamentals to exploit them. The fundamentals include managerial skills, product development and sales and earnings.

     Trend Fund may purchase privately placed securities the resale of which is restricted under applicable securities laws. Such securities may offer a higher return than comparably registered securities but involve some additional risk as they can be resold only in privately negotiated transactions, in accordance with an exemption from the registration requirements under applicable securities laws or after registration.

     Trend Fund may invest in repurchase agreements, but will not normally do so except to invest excess cash balances. Trend Fund may also invest in foreign securities. For hedging purposes, Trend Fund may engage in options activity and enter into futures contracts and options on futures contracts.

U.S. Growth Fund. U.S. Growth Fund's fundamental investment objective is to seek to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. The Manager or sub-adviser, Lynch & Mayer, Inc. ("Lynch & Mayer"), an affiliate of the Manager, will seek investments in companies of all sizes that the Manager or sub-adviser believes have earnings that may be expected to grow faster than the U.S. economy in general. Such companies may offer the possibility of accelerated earnings growth because of management changes, new products or structural changes in the economy. In addition, those companies with relatively high rates of return on invested capital may be able to finance future growth from internal sources. Income derived from securities in such companies will be only an incidental consideration of U.S. Growth Fund.

     U.S. Growth Fund intends to invest primarily in common stocks believed by the Manager or sub-adviser to have appreciation potential. However, common stock is not always the class of security that provides the greatest possibility for appreciation. U.S. Growth Fund may invest up to 35% of its assets in debt securities, bonds, convertible bonds, preferred stock and convertible preferred stock. U.S. Growth Fund may also invest up to 10% of its assets in securities rated lower than Baa by Moody's or BBB by S&P if, in the opinion of the Manager or sub-adviser, doing so would further U.S. Growth Fund's objective. Lower-rated or unrated securities ("junk bonds") are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. U.S. Growth Fund may invest up to 20% of its assets in foreign securities.

International Equity Funds
     As described below, the following Underlying Funds invest primarily in equity securities of companies located or conducting their business primarily in foreign countries.

Emerging Markets Fund. The investment objective of Emerging Markets Fund is to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of issuers located or operating in emerging countries. Under normal circumstances, at least 65% of Emerging Markets Fund's assets will be invested in equity securities of issuers organized in, having a majority of their assets in, or deriving a majority of their operating income from at least three different emerging market countries. It will attempt to achieve its objective by investing in a broad range of equity securities, including common stocks, preferred stocks, convertible securities and warrants issued by companies located or operating in emerging countries. It is managed by Delaware International Advisers Ltd. ("Delaware International"), an affiliate of the Manager.

     Emerging Markets Fund considers an "emerging country" to be any country which is generally recognized to be an emerging or developing country by the international financial community, including the World Bank and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing. In addition, any country that is included in the IFC Free Index or MSCI EMF Index will be considered to be an "emerging country." As of the date of this Prospectus, there are more than 130 countries which, in Delaware International's judgment, are generally considered to be emerging or developing countries by the international financial community, approximately 40 of which currently have stock markets. Within this group of developing or emerging countries are included almost every nation in the world, except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western and Northern Europe.

     Currently, investing in many emerging countries is not feasible, or may, in Delaware International's opinion, involve unacceptable political risks. Emerging Markets Fund will focus its investments in those emerging countries where Delaware International considers the economies to be developing strongly and where the markets are becoming more sophisticated. Delaware International believes that investment opportunities may result from an evolving long-term international trend favoring more market-oriented economies, a trend that may particularly benefit certain countries having developing markets. This trend may be facilitated by local or international political, economic or financial developments that could benefit the capital markets in such countries.

     In considering possible emerging countries in which Emerging Markets Fund may invest, Delaware International will place particular emphasis on certain factors, such as economic conditions (including growth trends, inflation rates and trade balances), regulatory and currency controls, accounting standards and political and social conditions. It is currently anticipated that the countries in which Emerging Markets Fund may invest will include, but not be limited to, Argentina, Botswana, Brazil, Chile, China, Colombia, Czech Republic, Estonia, Ghana, Greece, Hong Kong, Hungary, India, Indonesia, Ivory Coast, Jamaica, Jordan, Kenya, Korea, Latvia, Lithuania, Malaysia, Mauritius, Mexico, Morocco, Nigeria, Pakistan, Peru, the Philippines, Poland, Portugal, Russia, Slovenia, South Africa, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe. As markets in other emerging countries develop, Delaware International expects to expand and further diversify the countries in which the Emerging Markets Fund invests.

     Although not an exclusive list of criteria to be considered by Delaware International, an emerging country equity security is one issued by a company that, in the opinion of Delaware International, exhibits one or more of the following characteristics: (i) its principal securities trading market is an emerging country, as defined above; (ii) while traded in any market, alone or on a consolidated basis, the company derives 50% or more of its annual revenues from either goods produced, sales made or services performed in emerging countries; or (iii) it is organized under the laws of, and has a principal office in, an emerging country. Determinations as to eligibility will be made by Delaware International based on publicly available information and inquiries made of the companies.

     Emerging Markets Fund may invest in Depositary Receipts, and in both open-end and listed or unlisted closed-end investment companies, as well as unregistered investment companies. Emerging Markets Fund may also invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock, and certain other non-traditional equity securities.

     Emerging Markets Fund may invest up to 35% of its net assets in fixed-income securities issued by emerging country companies, and foreign governments, their agencies, instrumentalities or political subdivisions, all of which may be high yield, high risk fixed-income securities ("junk bonds") rated lower than BBB by S&P and Baa by Moody's or, if unrated, are considered by Delaware International to be of equivalent quality and which present special investment risks. Emerging Markets Fund may also invest in Brady Bonds and zero-coupon securities.

International Equity Fund. The investment objective of International Equity Fund is to achieve long-term growth without undue risk to principal. It seeks to achieve this objective by investing primarily in securities that provide the potential for capital appreciation and income. As an international fund, International Equity Fund may invest in securities issued in any currency and may hold foreign currency. Under normal circumstances, at least 65% of International Equity Fund's assets will be invested in the securities of issuers organized in, having a majority of their assets in, or deriving a majority of their operating income from at least three different countries outside of the United States. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the European Currency Unit ("ECU") or, after December 31, 1998, the Euro. International Equity Fund is managed by Delaware International.

     International Equity Fund will attempt to achieve its objective by investing in a broad range of equity securities including common stocks, preferred stocks, convertible securities and warrants. Delaware International will employ a dividend discount analysis across country boundaries and will also use a purchasing power parity approach to identify currencies and markets that are overvalued or undervalued relative to the U.S. dollar.

     With a dividend discount analysis, Delaware International looks at future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. Delaware International uses this technique to attempt to compare the value of different investments. With a purchasing power parity approach, Delaware International attempts to identify the amount of goods and services that a dollar will buy in the United States and compare that to the amount of a foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be considered to be overvalued. When the dollar buys more, the currency may be considered to be undervalued. Eventually, currencies should trade at levels that should make it possible for the dollar to buy the same amount of goods and services overseas as in the United States. International Equity Fund may also invest in sponsored or unsponsored ADRs, EDRs, or GDRs.

     While International Equity Fund may purchase securities in any foreign country, developed and underdeveloped, or emerging market countries, it is currently anticipated that the countries in which International Equity Fund may invest will include, but not be limited to, Canada, Germany, the United Kingdom, France, the Netherlands, Belgium, Spain, Switzerland, Japan, Australia, Hong Kong, and Singapore/Malaysia. In certain countries, investments by an investment company may only be made by purchasing shares of closed-end investment companies that in turn are authorized to invest in the securities of such countries. Any investment International Equity Fund may make in other investment companies is limited in amount by the 1940 Act and would involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

     Although International Equity Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. International Equity Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). International Equity Fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. International Equity Fund also may purchase and write put and call options on foreign currencies (trade on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar cost of foreign securities held by International Equity Fund and against increases in the U.S. dollar cost of such securities to be acquired.

International Small Cap Fund. The investment objective of International Small Cap Fund is to achieve long-term capital appreciation. This Fund seeks to achieve its objective by investing primarily in equity securities of smaller non-U.S. companies, which may include companies located or operating in established or emerging countries. International Small Cap Fund is an international fund. Under normal circumstances, at least 65% of International Small Cap Fund's total assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries outside of the United States. The current market capitalization of the companies in which International Small Cap Fund intends to invest primarily will generally be $1.5 billion or less (at the time of purchase). Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the European Currency Unit ("ECU") or, after December 31, 1998, the Euro. International Small Cap Fund is managed by Delaware International.

     The equity securities in which International Small Cap Fund may invest include common stocks, preferred stocks, rights or warrants to purchase common stocks and securities convertible into common stocks. International Small Cap Fund may also invest in foreign companies through sponsored or unsponsored ADRs, EDRs, or GDRs, which are receipts typically issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign company. By focusing on smaller, non-U.S. companies, International Small Cap Fund seeks to identify equity securities of emerging and other growth-oriented companies which in the opinion of Delaware International, are responsive to changes within their markets, and have the fundamental characteristics to support growth. Delaware International will seek to identify changing and dominant trends within the relevant markets, and will purchase securities of companies which it believes will benefit from these trends. In addition, Delaware International will consider the financial strength of the company, the nature of its management, and any developments affecting the company or its industry. Delaware International may invest in smaller capitalization companies that may be temporarily out of favor or overlooked by securities analysts and whose value, therefore, may not yet be fully recognized by the market. See Small to Medium-Sized Companies under Other Investment Policies and Risk Considerations.

     While International Small Cap Fund may purchase securities in any foreign country, developed and underdeveloped, or emerging market countries, it is currently anticipated that the countries in which International Small Cap Fund may invest will include, but not be limited to, Canada, Germany, the United Kingdom, France, the Netherlands, Belgium, Spain, Switzerland, Japan, Australia, Hong Kong and Singapore/Malaysia as well as Indonesia, Korea, the Philippines, Taiwan and Thailand. In certain countries, investments by an investment company may only be made by purchasing shares of closed-end investment companies that in turn are authorized to invest in the securities of such countries. See Investment Company Securities under Other Investment Policies and Risk Considerations.

     In selecting investments for International Small Cap Fund, Delaware International will employ a dividend discount analysis across country boundaries and will also use a purchasing power parity approach to identify currencies and markets that are overvalued or undervalued relative to the U.S. dollar. Delaware International uses the dividend discount analysis to compare the value of different investments. Using this technique, Delaware International looks at future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. With a purchasing parity approach, Delaware International attempts to identify the amount of goods and services that a dollar will buy in the United States and compare that to the amount of a foreign currency required to buy the same amount of goods and services in another country. Eventually, currencies should trade at levels that should make it possible for the dollar to buy the same amount of goods and services overseas as in the United States. When the dollar buys less, the foreign currency may be considered to be overvalued. When the dollar buys more, the currency may be considered to be undervalued.

     International Small Cap Fund may invest in both open-end and listed or unlisted closed-end investment companies, as well as unregistered investment companies. See Investment Company Securities under Other Investment Policies and Risk Considerations. International Small Cap Fund may also invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock, and certain other non-traditional equity securities.

     International Small Cap Fund may invest up to 15% of its net assets in fixed-income securities issued by emerging country companies, and foreign governments, their agencies, instrumentalities or political subdivisions, all of which may be high yield, high risk fixed-income securities rated lower than BBB by S&P and Baa by Moody's or, if unrated, are considered by Delaware International to be of equivalent quality and which present special investment risks. International Small Cap Fund may also invest in Brady Bonds. See High Yield, High Risk Securities under Other Investment Policies and Risk Considerations and Risk Factors under Investment Objectives and Policies.

     For temporary defensive purposes, International Small Cap Fund may invest all or a substantial portion of its assets in high quality debt instruments issued by foreign governments, their agencies, instrumentalities or political subdivisions, the U.S. government, its agencies or instrumentalities (and which are backed by the full faith and credit of the U.S. government), or issued by foreign or U.S. companies. For example, International Small Cap Fund may invest in U.S. fixed-income markets when Delaware International believes that the global equity markets are excessively volatile or overvalued so that International Small Cap Fund's objective cannot be achieved in such markets. Any corporate debt obligations will be rated AA or better by S&P, or Aa or better by Moody's, or if unrated, will be determined to be of comparable quality by Delaware International. International Small Cap Fund may also invest in the securities listed above pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.

New Pacific Fund. New Pacific Fund's investment objective is to seek to maximize long-term capital appreciation by investing primarily in equity securities of companies domiciled or having their principal business activities in countries located in the Pacific Basin. AIB Govett, Inc. (formerly known as John Govett & Company Limited) serves as sub-adviser for New Pacific Fund.

     New Pacific Fund will invest in companies of varying size, measured by assets, sales and capitalization. It will invest in companies in one or more of the following Pacific Basin countries: Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand.

     New Pacific Fund may invest in companies located in other countries or regions in the Pacific Basin as those economies and markets become more accessible. While New Pacific Fund will generally have investments in companies located in at least three different countries or regions, it may from time to time have investments only in one or a few countries or regions.

     New Pacific Fund invests in common stock and may invest in other securities with equity characteristics, consisting of trust or limited partnership interests, preferred stock, rights and warrants. It may also invest in convertible securities, consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. New Pacific Fund may invest in securities listed on foreign or domestic securities exchanges and securities traded in foreign and domestic over-the-counter markets and may invest in restricted or unlisted securities.

     Under normal circumstances, at least 65% of New Pacific Fund's assets will be invested in equity securities of foreign issuers located in the Pacific Basin. It may invest in securities of companies located in, or governments of, developing countries within the Pacific Basin. New Pacific Fund may invest up to 35% of its assets in securities of U.S. issuers. In addition, it may be invested in short-term debt instruments to meet anticipated day-to-day operating expenses and liquidity requirements.

Fixed-Income Funds
     As described below, the following Underlying Funds invest primarily in fixed-income securities.

Delchester Fund. The investment objective of the Delchester Fund is to seek the highest current income which the Manager believes is consistent with prudent investment management. The strategy is to invest primarily in those securities having a liberal and consistent yield and those tending to reduce the risk of market fluctuations. Delchester Fund will invest at least 80% of its assets at the time of purchase in:

     (1) Corporate Bonds. Delchester Fund will invest in both rated and unrated bonds. Unrated bonds may be more speculative in nature than rated bonds;

     (2) Securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; and

     (3) Commercial paper of companies rated A-1 or A-2 by S&P or rated P-1 or P-2 by Moody's.

     Delchester Fund must invest the remaining assets, if any, in income-producing securities, including common stocks and preferred stocks, some of which may have convertible features or attached warrants.

     In the long run, Delchester Fund's assets are expected to be invested primarily in unrated corporate bonds and bonds rated BBB or lower by S&P or Baa or lower by Moody's and in unrated corporate bonds. See Appendix A to this Prospectus for more rating information. Investing in these so-called "junk" or "high-yield" bonds entails certain risks, including the risk of loss of principal, which may be greater than the risks involved in investment grade bonds. Such bonds are sometimes issued by companies whose earnings at the time of issuance are less than the projected debt service on the junk bonds.

High-Yield Opportunities Fund. The objective of High-Yield Opportunities Fund is to seek total return and, as a secondary objective, high current income. High-Yield Opportunities Fund seeks to achieve its objective by investing primarily in corporate bonds rated BB or lower by S&P or Ba or lower by Moody's, or similarly rated by another nationally-recognized statistical rating organization or, if unrated (which may be more speculative in nature than rated bonds), judged to be of comparable quality by the Manager.

     High-Yield Opportunities Fund will invest at least 65% of its assets at the time of purchase in corporate bonds that may be rated BB or lower by S&P or Ba or lower by Moody's, or similarly rated by another nationally-recognized statistical rating organization, or if unrated (which may be more speculative in nature than rated bonds), judged to be of comparable quality by the Manger. High-Yield Opportunities Fund generally will not purchase corporate bonds which, at the time of purchase, are rated lower than CCC by S&P or Caa by Moody's. See Appendix A to this Prospectus for more rating information. If a corporate bond held by High- Yield Opportunities Fund drops below these levels, including a security that goes into default, High-Yield Opportunities Fund will commence with an orderly sale of the security in a manner devised to minimize any adverse affect on High-Yield Opportunities Fund. If a sale of the security is not practicable for any reason, High-Yield Opportunities Fund will pursue other available measures reasonably anticipated by the Manager to facilitate repayment of the bond.

     High-Yield Opportunities Fund may also invest in securities of, or guaranteed by, the U.S. and foreign governments, their agencies or instrumentalities and commercial paper of companies having, at the time of purchase, an issue of outstanding debt securities rated as described above or commercial paper rated A-1 or A-2 by S&P or rated P-1 or P-2 by Moody's or, if unrated, judged to be of comparable quality by the Manager.

     High-Yield Opportunities Fund may acquire zero-coupon bonds and, to a lesser extent, pay-in-kind (PIK) bonds. High-Yield Opportunities Fund may also invest in other types of income-producing securities, including common stocks and preferred stocks, some of which may have convertible features or attached warrants and which may be speculative.

     High-Yield Opportunities Fund may purchase privately-placed debt and other securities the resale of which is restricted under applicable securities laws. Such securities may be less liquid than securities that are not subject to resale restrictions. High-Yield Opportunities Fund will not purchase illiquid assets, if more than 15% of its net assets would consist of such illiquid securities.

     High-Yield Opportunities Fund may invest up to 15% of its total assets in securities of issuers domiciled in foreign countries.

     High-Yield Opportunities Fund may hold cash or invest in short-term debt securities and other money market instruments when, in the Manager's opinion, such holdings are prudent given then prevailing market conditions or pending investment in other types of securities. All these short-term investments will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or, if unrated, judged to be of comparable quality as determined by the Manager.

     The Manager does not normally intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, the Manager may take advantage of short-term opportunities that are consistent with its investment objective.

Global Bond Fund. The investment objective of Global Bond Fund is to achieve current income consistent with the preservation of investors' principal. It seeks to achieve this objective by investing primarily in fixed-income securities that may also provide the potential for capital appreciation. As it is a global fund, under normal circumstances, at least 65% of Global Bond Fund's assets will be invested in the fixed-income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States. Global Bond Fund may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the ECU. Global Bond Fund is managed by Delaware International.

     Global Bond Fund will attempt to achieve its objective by investing at least 65% of its assets in a broad range of fixed-income securities, including foreign and U.S. government securities and debt obligations of foreign and U.S. companies which are generally rated A or better by S&P or Moody's, or if unrated, are deemed to be of comparable quality by Delaware International. However, Global Bond Fund may also invest in securities of issuers in emerging markets countries, including Brady Bonds, which tend to be of lower quality and more speculative than securities of developed country issuers. Such securities may be rated lower than BBB by S&P or Baa by Moody's, or if unrated, are considered by the Manager to be of equivalent quality. It may also invest in zero-coupon bonds and in the debt securities of supranational entities denominated in any currency. Generally, the value of fixed-income securities moves inversely to the movement of market interest rates. The value of Global Bond Fund's portfolio securities and, thus, an investor's shares will be affected by changes in such rates.

     Zero-coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the World Bank, the European Economic Community, the European Coal and Steel Community, the European Investment Bank, the Inter-Development Bank, the Export-Import Bank and the Asian Development Bank. For increased safety, Global Bond Fund currently anticipates that a large percentage of its assets will be invested in U.S. and foreign government securities and securities of supranational entities.

     With respect to U.S. government securities, Global Bond Fund may invest only in securities issued or guaranteed as to the payment of principal and interest by the U.S. government, and those of its agencies or instrumentalities which are backed by the full faith and credit of the United States. Direct obligations of the U.S. government which are available for purchase by Global Bond Fund include bills, notes, bonds and other debt securities issued by the U.S. Treasury. These obligations differ mainly in interest rates, maturities and dates of issuance. Agencies whose obligations are backed by the full faith and credit of the United States include the Farmers Home Administration, Federal Financing Bank and others.

     With respect to securities issued by foreign governments, their agencies, instrumentalities or political subdivisions, Global Bond Fund will generally invest in such securities if they have been rated AAA or AA by S&P or Aaa or Aa by Moody's or, if unrated, have been determined by Delaware International to be of comparable quality. Global Bond Fund may also invest in sponsored or unsponsored ADRs, EDRs or GDRs. While Global Bond Fund may purchase securities of issuers in any foreign country, developed and underdeveloped, or emerging market countries, it is currently anticipated that the countries in which Global Bond Fund may invest will include, but not be limited to, Canada, Germany, the United Kingdom, France, the Netherlands, Belgium, Spain, Switzerland, Japan, Australia, Hong Kong and Singapore/Malaysia, as well as Indonesia, Korea, the Philippines, South Africa, Taiwan and Thailand. In certain countries, investments by an investment company may only be made by purchasing shares of closed-end investment companies that in turn are authorized to invest in the securities of such countries. Any investment Global Bond Fund may make in other investment companies is limited in amount by the 1940 Act and would involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

     From time to time, Global Bond Fund may find opportunities to pursue its objective outside of the fixed-income markets, but in no event will such investments exceed 5% of Global Bond Fund's net assets. Global Bond Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 (the "1933 Act"). It may invest no more than 10% of the value of its net assets in illiquid securities. Global Bond Fund will not concentrate its investments in any particular industry, which means that it will not invest 25% or more of its total assets in any one industry.

     It is anticipated that the average weighted maturity of the portfolio will be in the five-to-ten year range. If, however, Delaware International anticipates a declining interest rate environment, the average weighted maturity may be extended past ten years. Conversely, if Delaware International anticipates a rising rate environment, the average weighted maturity may be shortened to less than five years.

     In order to attempt to protect Global Bond Fund's investments from interest rate fluctuations, it may engage in interest rate swaps. Global Bond Fund intends to use interest rate swaps as a hedge and not as a speculative investment. Interest rate swaps involve the exchange by Global Bond Fund with another party of their respective rights to receive interest, e.g., an exchange of fixed rate payments for floating rate payments. For example, if Global Bond Fund holds an interest-paying security whose interest rate is reset once a year, it may swap the right to receive interest at this fixed rate for the right to receive interest at a rate that is reset daily. Such a swap position would offset changes in the value of the underlying security because of subsequent changes in interest rates. This would protect Global Bond Fund from a decline in the value of the underlying security due to rising rates, but would also limit its ability to benefit from falling interest rates.

     Global Bond Fund may enter into interest rate swaps on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with Global Bond Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these hedging transactions are entered into for non-speculative purposes and not for the purpose of leveraging its investments, Delaware International and Global Bond Fund believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of Global Bond Fund's obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or high-quality liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Custodian Bank. If Global Bond Fund enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of Global Bond Fund's obligations with respect to the swap.

Limited-Term Government Fund. Limited-Term Government Fund seeks to provide a high stable level of income, while attempting to minimize fluctuations in principal and provide maximum liquidity. It seeks to do this by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities. Limited-Term Government Fund may also invest up to 20% of its assets in corporate notes and bonds, certificates of deposit and obligations of both U.S. and foreign banks, commercial paper and certain asset-backed securities. Limited-Term Government Fund is not a money market fund. A money market fund is designed for stability of principal; consequently, the level of income fluctuates. Limited-Term Government Fund is designed for greater stability of income at a relatively higher level; consequently, the principal value will fluctuate over time.

     The level of income will vary depending on interest rates and the portfolio. However, since longer term rates are generally less volatile than short-term rates, the level of income for Limited-Term Government Fund may tend to be less volatile than, for example, a money market fund. Limited-Term Government Fund attempts to provide yields higher than those available in money market funds or bank money market accounts by extending its portfolio maturities. By extending average maturity, Limited-Term Government Fund seeks higher income than may be available from money market securities but may also experience greater principal fluctuation.

     Limited-Term Government Fund seeks to reduce the effects of interest rate volatility on principal by keeping the average effective maturity (as that term is defined in Part B) to no more than five years. If in the judgment of the Manager rates are low, it will tend to shorten the average effective maturity to three years or less. Conversely, if in its judgment rates are high, it will tend to extend the average effective maturity to as high as five years. The Manager will increase the proportion of short-term instruments when short-term yields are higher. The Manager may purchase individual securities with a remaining maturity of up to 15 years.

     Limited-Term Government Fund will invest primarily in securities issued or guaranteed by the U.S. government (e.g., Treasury Bills and Notes), its agencies (e.g., Federal Housing Administration) or instrumentalities (e.g., Federal Home Loan Bank) or government-sponsored corporations (e.g., Federal National Mortgage Association), as well as repurchase agreements and publicly- and privately-issued mortgage-backed securities collateralized by such securities. It may invest up to 20% of its assets in: (1) corporate notes and bonds rated A or above; (2) certificates of deposit and obligations of both U.S. and foreign banks if they have assets of at least one billion dollars; (3) commercial paper rated P-1 by Moody's and/or A-1 by S&P; and (4) securities which are backed by assets such as receivables on home equity and credit loans, receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases or other loans or financial receivables currently available or which may be developed in the future. All such securities must be rated in the highest rating category by a reputable credit rating agency (e.g., AAA by S&P or Aaa by Moody's).

     To achieve its objective, Limited-Term Government Fund may use certain hedging techniques at the Manager's discretion to protect it's principal value. Limited-Term Government Fund may purchase put options, write secured put options, write covered call options, purchase call options and enter into closing transactions. It may also invest in futures contracts and options on such futures contracts subject to certain limitations.

     Limited-Term Government Fund may invest up to 35% of its assets in securities issued by certain private, nongovernment corporations, such as financial institutions, if the securities are fully collateralized at the time of issuance by securities or certificates issued or guaranteed by the U.S. government, its agencies or instrumentalities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). Limited-Term Government Fund may also invest in securities which are backed by assets such as receivables on home equity and credit card loans, and receivables on automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases or other loans or financial receivables currently available or which may be developed in the future. All such securities must be rated in the highest rating category by a reputable credit rating agency (e.g., AAA by S&P or Aaa by Moody's).

     Limited-Term Government Fund may also use repurchase agreements which are at least 102% collateralized by securities in which Limited-Term Government Fund can invest directly. Repurchase agreements may be used to invest cash on a temporary basis. Limited-Term Government Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions. Limited-Term Government Fund may invest in restricted securities, including Rule 144A securities. Limited-Term Government Fund may invest no more than 10% of the value of its net assets in illiquid securities.

U.S. Government Fund. The objective of U.S. Government Fund is high current income consistent with safety of principal by investing primarily in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. These include securities issued or backed by U.S. government agencies and government-sponsored corporations which may not be backed by the full faith and credit of the U.S. government, such as the Export-Import Bank, Federal Housing Authority, Federal National Mortgage Association and Federal Home Loan Banks and mortgage-backed securities issued by non-government entities but collateralized by securities of the U.S. government, its agencies and instrumentalities. The weighted average maturity will be approximately 10 years. Although these securities are issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, the market value of these securities, upon which daily net asset value is based, may fluctuate and is not guaranteed.

     U.S. government securities include U.S. Treasury securities consisting of Treasury Bills, Treasury Notes and Treasury bonds. Some of the other government securities in which U.S. Government Fund may invest include securities of the Federal Housing Administration, the Government National Mortgage Association, the Department of Housing and Urban Development, the Export-Import Bank, the Farmers Home Administration, the General Services Administration, the Maritime Administration and the Small Business Administration. The maturities of such securities usually range from three months to 30 years.

     U.S. Government Fund may also invest up to 20% of its assets in: (1) corporate notes and bonds rated A or above; (2) certificates of deposit and obligations of both U.S. and foreign banks if they have assets of at least one billion dollars; (3) commercial paper rated P-1 by Moody's and/or A-1 by S&P; and (4) asset-backed securities rated Aaa by Moody's or AAA by S&P.

     U.S. Government Fund may invest in certificates of the Government National Mortgage Association ("GNMA"). GNMA Certificates are mortgage-backed securities. It may also invest in securities issued by certain private, non-government corporations, such as financial institutions, if the securities are fully collateralized at the time of issuance by securities or certificates issued or guaranteed by the U.S. government, its agencies or instrumentalities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). U.S. Government Fund may invest in securities which are backed by assets such as receivables on home equity and credit loans, receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases or other loans or financial receivables currently available or which may be developed in the future. All such securities must be rated in the highest rating category by a reputable credit rating agency (e.g., AAA by S&P or Aaa by Moody's).

     U.S. Government Fund may use repurchase agreements which are at least 102% collateralized by securities in which it can invest directly. Repurchase agreements may be used to invest cash on a temporary basis. U.S. Government Fund may purchase put options, write secured put options, write covered call options, purchase call options and enter into closing transactions. It may invest in futures contracts and options on such futures contracts subject to certain limitations. U.S. Government Fund may invest in restricted securities, including Rule 144A securities. U.S. Government Fund may invest no more than 10% of the value of its net assets in illiquid securities. U.S. Government Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

Money Market Funds
     As described below, the following Underlying Fund invests primarily in money market instruments.

Delaware Cash Reserve. As a money market fund, Delaware Cash Reserve's investment objective is to seek to provide maximum current income, while preserving principal and maintaining liquidity, by investing its assets in a diversified portfolio of money market securities and managing the portfolio to maintain a constant net asset value of $1.00 per share. While Delaware Cash Reserve will make every effort to maintain a fixed net asset value of $1.00 per share, there can be no assurance that this objective will be achieved.

     Delaware Cash Reserve limits its investments to those which its Board of Directors has determined present minimal credit risks and are of high quality and which are otherwise in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply.

     Delaware Cash Reserve's investments include securities issued or guaranteed by the U.S. government (e.g., Treasury Bills and Notes) or by the credit of its agencies or instrumentalities (e.g., Federal Housing Administration and Federal Home Loan Bank). It may invest in the certificates of deposit and obligations of both U.S. and foreign banks if they have assets of at least one billion dollars in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply. It also may purchase commercial paper and other corporate obligations; if, at the time of purchase, such a security or, as relevant, its issuer, is rated in one of the two highest rating categories (e.g., for commercial paper, A-2 or better by S&P and P-2 or better by Moody's; and, for other corporate obligations, AA or better by S&P and Aa or better by Moody's) by at least two nationally-recognized statistical rating organizations approved by the Board of Directors or, if such security is not so rated, the purchase of the security must be approved or ratified by the Board of Directors in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply. Delaware Cash Reserve will not invest more than 5% of its total assets in securities rated in the second highest category by a rating organization. Appendix A describes the ratings of S&P and Moody's.

     Delaware Cash Reserve maintains an average maturity of not more than 90 days. Also, it does not purchase any instruments with an effective remaining maturity of more than 13 months. Delaware Cash Reserve intends to hold its investments until maturity, but may sell them prior to maturity for a number of reasons. These reasons include: to shorten or lengthen the average maturity, to increase the yield, to maintain the quality of the portfolio or to maintain a stable share value. If there were a national credit crisis, an issuer were to become insolvent or interest rates were to rise, principal values could be adversely affected. Investments in foreign banks and overseas branches of U.S. banks may be subject to less stringent regulations and different risks than U.S. domestic banks.

CLASSES OF SHARES

     The Distributor serves as the national distributor for each Portfolio. Shares of the Classes may be purchased directly by contacting a Portfolio or its agent or through authorized investment dealers. All purchases of shares of each Class are at net asset value. There is no front-end or contingent deferred sales charge.

     Investment instructions given on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees considering purchasing shares of the Classes as part of their retirement program should contact their employer for details.

     Shares of each Class are available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

Class A Shares, Class B Shares and Class C Shares
     In addition to offering Institutional Class Shares, each Portfolio also offers Class A Shares, Class B Shares and Class C Shares, which are described in a separate prospectus. Class A Shares, Class B Shares and Class C Shares may be purchased through authorized investment dealers or directly by contacting a Portfolio or the Distributor. Class A Shares, Class B Shares and Class C Shares may have different sales charges and other expenses which may affect performance. To obtain a prospectus relating to such classes, contact the Distributor by writing to the address or calling the telephone number listed on page 1 of this Prospectus.

HOW TO BUY SHARES

     Each Portfolio makes it easy to invest by mail, by wire, by exchange and by arrangement with your investment dealer. In all instances, investors must qualify to purchase shares of the Classes.

Investing Directly by Mail
1. Initial Purchases--An Investment Application or, in the case of a retirement plan account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to the specific Portfolio and Class selected, to Delaware Investments at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to the specific Portfolio and Class selected. Your check should be identified with your name(s) and account number.

Investing Directly by Wire
     You may purchase shares by requesting your bank to transmit funds by wire to First Union National Bank, ABA #031201467, account number 2014128934013 (include your name(s) and your account number for the class in which you are investing).

1. Initial Purchases--Before you invest, telephone the Fund's Client Services Department at 800-510-4015 to get an account number. If you do not call first, it may delay processing your investment. In addition, you must promptly send your Investment Application or, in the case of a retirement plan account, an appropriate retirement plan application, to the specific Portfolio and Class selected, to Delaware Investments at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to First Union National Bank, as described above. You must advise your Client Services Representative by telephone at 800-510-4015 prior to sending your wire.

Investing by Exchange
     If you have an investment in another mutual fund in Delaware Investments and you qualify to purchase shares of the Classes, you may write and authorize an exchange of part or all of your investment into a Portfolio. However, Class B Shares and Class C Shares of the Portfolios and Class B Shares and Class C Shares of other funds available from Delaware Investments may not be exchanged into the Classes. If you wish to open an account by exchange, call your Client Services Representative at 800-510-4015 for more information. See Redemption and Exchange for more complete information concerning your exchange privileges.

Investing through Your Investment Dealer
     You can make a purchase of Portfolio shares through most investment dealers who, as part of the service they provide, must promptly transmit orders to the Portfolios. They may charge for this service.

Purchase Price and Effective Date
     The purchase price (net asset value) is determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m. Eastern time) on days when the Exchange is open.

     The effective date of a purchase is the date the order is received by a Portfolio, its agent or designee. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the share price is determined, as noted above. Purchase orders received after such time will be effective the next business day.

The Conditions of Your Purchase
     Each Portfolio reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. Each Portfolio can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in Delaware Investments. Each Portfolio reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     Each Portfolio also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under $250 as a result of redemptions.

REDEMPTION AND EXCHANGE

     Redemption and exchange requests made on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees should therefore contact their employer for details.

     Your shares will be redeemed or exchanged based on the net asset value next determined after a Portfolio receives your request in good order. For example, redemption and exchange requests received in good order after the time the net asset value of shares is determined will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. Except as otherwise noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. With regard to exchanges, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling a Portfolio at 800-510-4015. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

     All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

     Each Portfolio will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. Each Portfolio will honor redemption requests as to shares for which a check was tendered as payment, but no Portfolio will mail or wire the proceeds until it is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Portfolio reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

     Shares of the Classes may be exchanged into any other mutual fund in Delaware Investments, provided: (1) the investment satisfies the eligibility and other requirements set forth in the prospectus of the fund being acquired, including the payment of any applicable front-end sales charge; and (2) the shares of the fund being acquired are in a state where that fund is registered. If exchanges are made into other shares that are eligible for purchase only by those permitted to purchase shares of the Classes, such exchange will be exchanged at net asset value. Shares of the Classes may not be exchanged into the Class B Shares or Class C Shares of the funds in the Delaware Investments family. Each Portfolio may suspend, terminate or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

     Various redemption and exchange methods are outlined below. No fee is charged by a Portfolio or the Distributor for redeeming or exchanging your shares although, in the case of an exchange, a sales charge may apply. You may also have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

     All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the a Portfolio or its agent.

Written Redemption and Exchange
     You can write to a Portfolio at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares or to request an exchange of any or all of your shares into another mutual fund in Delaware Investments, subject to the same conditions and limitations as other exchanges noted above. The request must be signed by all owners of the account or your investment dealer of record.

     For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, a Portfolio requires a signature by all owners of the account and may require a signature guarantee. A signature guarantee can be obtained from a commercial bank, a trust company, or a member of a securities transfer association medallion program ("STAMP"). A signature guarantee cannot be provided by a notary public. A signature guarantee is designed to protect the shareholders, the Trust and its agents from fraud. Each Portfolio reserves the right to reject a signature guarantee supplied by an institution based on its creditworthiness. Each Portfolio may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

     The redemption request is effective at the net asset value next determined after it is received in good order. Payment is normally mailed the next business day after receipt of your redemption request. If your shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for shares only if you submit a specific request.

     You also may submit your written request for redemption or exchange by facsimile transmission at the following number: 215-255-8864.

Telephone Redemption and Exchange
     To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your shares in certificate form, you may redeem or exchange only by written request and you must return your certificate(s).

     The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify a Portfolio in writing that you do not wish to have such services available with respect to your account. Each Portfolio reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach a Portfolio by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

     Neither a Portfolio nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Portfolio shares which are reasonably believed to be genuine. With respect to such telephone transactions, a Portfolio will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, a Portfolio or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption-Check to Your Address of Record
     You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your record address. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request.

Telephone Redemption-Proceeds to Your Bank
     Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must submit a written authorization and you may need to have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call your Client Services Representative prior to the time the net asset value is determined, as noted above.

Telephone Exchange
     You or your investment dealer of record can exchange shares into any fund in the Delaware Investments family under the same registration. As with the written exchange service, telephone exchanges are subject to the same conditions and limitations as other exchanges noted above. Telephone exchanges may be subject to limitations as to amounts or frequency.

DIVIDENDS AND DISTRIBUTIONS

     The Income and Balanced Portfolios will normally make payments from net investment income, if any, on a quarterly basis. The Growth Portfolio will normally make payments from net investment income, if any, on a annual basis. Payments from net realized securities profits of a Portfolio, if any, will normally be distributed annually in the quarter following the close of the fiscal year.

     Each class of each Portfolio will share proportionately in the investment income and expenses of that Portfolio, except that a Class will not incur any distribution fees under the 12b-1 Plans which apply to Class A Shares, Class B Shares and Class C Shares.

     Both dividends and distributions, if any, are automatically reinvested in your account at net asset value.

TAXES
     The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Portfolio.

     On August 5, 1997, the Taxpayer Relief Act of 1997 (the "1997 Act") was signed into law. This new law makes sweeping changes in the Code. Because many of these changes are complex, and only indirectly affect a Portfolio and its distributions to you, they are discussed in Part B. Changes in the treatment of capital gains, however, are discussed in this section.

     Each Portfolio has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, a Portfolio will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies certain other requirements relating to the sources of its income and diversification of its assets. Although the Portfolios are nondiversified for 1940 Act purposes, they will be diversified for purposes of the Code. Under the Code, a mutual fund's holdings of cash, U.S. government securities and other regulated investment companies are, by definition, qualified assets for purposes of the IRS' diversification rules.

     Each Portfolio intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. For corporate investors, dividends from net investment income may qualify in part for the corporate dividends-received deduction. The portion of dividends paid by a Portfolio that so qualifies will be designated each year in a notice from the Portfolio to the Portfolio's shareholders. For the period December 31, 1997 through September 30, 1998, none of the Portfolios' dividends from net investment income qualified for the dividends-received deduction.

     Distributions paid by a Portfolio from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in that Portfolio. The Portfolios do not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Portfolio management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in a Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

The Treatment of Capital Gain Distributions under the Taxpayer Relief Act of
1997
     The 1997 Act creates a category of long-term capital gain for individuals that will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a maximum of rate 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum of rate 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on when a Portfolio's securities were sold and how long they were held by a Portfolio before they were sold. The holding periods for which the new rates apply were revised by the Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Act") and the Omnibus and Consolidated and Emergency Supplemental Appropriations Act which included technical corrections to the 1998 Act. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in Part B, or should contact their own tax advisers.

     The Trust will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates.

     Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November, or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Portfolios and received by the shareholder on December 31 of the calendar year in which they are declared.

     The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Portfolios and any other fund available from the Delaware Investments family. Any loss incurred on a sale or exchange of Portfolio shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

     In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes. For example, distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Because investors' state and local taxes may be different than the federal taxes described above, investors should consult their own tax advisers.

     Each year, the Trust will mail to you information on the tax status of a Portfolio's dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income, if any, that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by a Portfolio.

    The Trust is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

     See Taxes in Part B for additional information on tax matters relating to each Portfolio and its shareholders.

CALCULATION OF NET ASSET VALUE PER SHARE

     The purchase and redemption price of each Class is the net asset value ("NAV") per share of Class shares next computed after the order is received. The NAV is computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m. Eastern time) on days when the Exchange is open.

     The NAV per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The securities of the Underlying Funds held by the Portfolios are priced at market value.

     The net asset values of all outstanding shares of each class of a Portfolio will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Portfolio represented by the value of shares of that class. All income earned and expenses incurred by a Portfolio will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in that Portfolio represented by the value of shares of such classes, except that the Institutional Class will not incur any of the expenses under the Trust's 12b-1 Plans and the Class A Shares, Class B Shares and Class C Shares of each Portfolio alone will bear the 12b-1 Plan expenses payable under their respective 12b-1 Plan. Due to the specific distribution expenses and other costs that will be allocable to each class, the NAV of each class of a Portfolio will vary.

MANAGEMENT OF THE PORTFOLIOS

Trustees
     The business and affairs of the Trust are managed under the direction of its Board of Trustees. Part B contains additional information regarding the Trust's trustees and officers.

Investment Manager
     The Manager furnishes asset allocation services to each Portfolio.

     The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On September 30, 1998, the Manager and its affiliates within Delaware Investments, including Delaware International, were managing in the aggregate more than $40 billion in assets in the various institutional or separately managed (approximately $23,666,360,000) and investment company (approximately $17,194,990,000) accounts.

     The Manager is a series of Delaware Management Business Trust. The Manager changed its form of organization from a corporation to a business trust on March 1, 1998. The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

     The Manager manages each Portfolio's assets by allocating the Portfolio's assets among the Underlying Funds. Such management services include monitoring the Underlying Funds in order to determine whether they are investing their assets in a manner that is consistent with the asset classes targeted for investment by each Portfolio. The Manager also oversees the Portfolios' direct investment in securities. The Manager also administers the Trust's affairs and pays the salaries of all the trustees, officers and employees of the Trust who are affiliated with the Manager. For these services, the Manager is paid an annual Asset Allocation Fee equal to 0.25% (currently waived to 0.10%) of average daily net assets of each of the Portfolios.

Portfolio Manager
     J. Paul Dokas serves as portfolio manager of each of the Portfolios. Mr. Dokas is responsible for both asset allocations among the Underlying Funds and the Portfolios' direct investments in securities. Mr. Dokas holds a BBA in Business from Loyola College and an MBA from the University of Maryland. Prior to joining Delaware Investments in 1997, he was a Director of Trust Investments for Bell Atlantic Corporation in Philadelphia. Mr. Dokas is a CFA charterholder.

Portfolio Trading Practices
     No commissions are paid directly by the Portfolios upon the purchase or sale of Underlying Fund shares. The Portfolios normally will not invest for short-term trading purposes. However, each Portfolio may sell its shares of an Underlying Fund without regard to the length of time they have been held. The degree of portfolio activity may affect taxes payable by the Portfolios' shareholders to the extent that net capital gains are realized. Given the Portfolios' investment objectives, their annual portfolio turnover rates are not expected to exceed 100%. A turnover rate of 100% would occur, for example, if all the investments held by a Portfolio at the beginning of the year were replaced by the end of the year.

     Because the Manager must consider the interests of the Portfolios as well as those of the Underlying Funds, the Manager has adopted Asset Allocation Guidelines ("Guidelines") for the Manager. Pursuant to these Guidelines, in the event that the Manager anticipates that an allocation transaction (either a purchase or redemption) may disrupt the activities of an Underlying Fund, the portfolio managers of the relevant Portfolio and Underlying Fund will confer on steps to minimize adverse effects on both the Portfolio and the Underlying Fund, such as staggering the timing and amounts of such allocation transactions. In addition, the portfolio manager will attempt to minimize the number and size of allocation transactions occurring at any one time, while attempting to avoid losing investment opportunities for the Portfolios.

     The Portfolios use their best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or its advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, a Portfolio may consider a broker/dealer's sales of shares of funds in the Delaware Investments family of funds in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.

Performance Information
     From time to time, the Portfolios may quote total return performance and, if applicable, yield of their respective Classes in advertising and other types of literature. Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value. Each presentation will include the average annual total return for one-, five- and ten-year, or life-of-fund periods, as applicable. Each Portfolio may also advertise aggregate and average total return information concerning a Class over additional periods of time.

     The current yield for a Class will be calculated by dividing the annualized net investment income earned by that Class during a recent 30-day period by the maximum offering price per share on the last day of the period. The yield formula provides for semi-annual compounding, which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.

     Because securities prices fluctuate, investment results of the Classes will fluctuate over time. Past performance is not a guarantee of future results.

Distribution (12b-1) and Service
     The Distributor, Delaware Distributors, L.P., serves as the national distributor of each Portfolios' shares under separate Distribution Agreements with the Trust dated December 18, 1997.

     The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Portfolios under an Agreement dated December 18, 1997. The Transfer Agent also provides accounting services to the Portfolios pursuant to the terms of a separate Fund Accounting Agreement. Certain recordkeeping and other shareholder services that otherwise would be performed by the Transfer Agent may be performed by certain other entities and the Transfer Agent may elect to enter into an agreement to pay such other entities for those services. In addition, participant account maintenance fees may be assessed for certain recordkeeping provided as part of retirement plan and administration service packages. These fees are based on the number of participants in the plan and the various services selected. Fees will be quoted upon request and are subject to change.

     The trustees annually review fees paid to the Distributor and the Transfer Agent. The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

                                     * * *

     As with other mutual funds, financial and business organizations and individuals around the world, the Portfolios and the Underlying Funds could be adversely affected if the computer systems used by their service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Trust and the Underlying Funds are taking steps to obtain satisfactory assurances that their major service providers are taking steps reasonably designed to address the Year 2000 Problem with respect to the computer systems that such service providers use. There can be no assurances that these steps will be sufficient to avoid any adverse impact on the business of any of the Portfolios or the Underlying Funds.

     Several European countries are participating in the European Economic and Monetary Union, which will establish a common European currency for participating countries. This currency will commonly be known as the "Euro." It is anticipated that each such participating country will replace its existing currency with the Euro on January 1, 1999. Additional European countries may elect to participate after that date. The Portfolios and the Underlying Funds investing in securities of participating countries could be adversely affected if the computer systems used by their major service providers are not properly prepared to handle the implementation of this single currency or the adoption of the Euro by additional countries in the future. The Trust and the Underlying Funds are taking steps to obtain satisfactory assurances that the major service providers are taking steps reasonably designed to address these matters with respect to the computer systems that such service providers use. There can be no assurances that these steps will be sufficient to avoid any adverse impact on the business of any Portfolio or Underlying Fund.

Expenses
     Each Portfolio is responsible for all of its own expenses other than those borne by the Manager under the Asset Allocation Agreements and those borne by the Distributor under the Distribution Agreements. Among others, these expenses include a Portfolio's proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Statements and Confirmations
     You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling your Client Services Representative.

Financial Information about the Portfolios
     Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Portfolios' investments and performance. The Trust's fiscal year ends on September 30.

                                     * * *

Shares
     The Trust is an open-end management investment company. Each Portfolio is nondiversified, as defined by the 1940 Act. Commonly known as a mutual fund, the Trust was organized as a Delaware Business Trust on October 24, 1997. The Trust currently consists of four series of shares: the Income, Balanced and Growth Portfolios and the Asset Allocation Portfolio, which is described in a separate prospectus. Portfolio shares have equal voting rights, except as noted below, and are equal in all other respects. Each Portfolio will vote separately on any matter which affects only that Portfolio. Shares of each Portfolio have a priority over shares of any other series of the Trust in the assets and income of that Portfolio.

     The Trust's shares have noncumulative voting rights, which means that the holders of more than 50% of the Trust's shares voting for the election of trustees can elect 100% of the trustees if they choose to do so. Under Delaware law and the Trust's Declaration of Trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of the Trust's outstanding shares may request that a special meeting be called to consider the removal of a trustee.

     Shares of each Class represent proportionate interests in the assets of the respective Portfolio and have the same voting and other rights and preferences as the other classes of that Portfolio, except that shares of the Institutional Classes are not subject to, and may not vote on, matters affecting the Distribution Plans under Rule 12b-1 relating to Class A Shares, Class B Shares and Class C Shares. Similarly, as a general matter, the shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares of a Portfolio may vote on any proposal to increase materially the fees to be paid by that Portfolio under the 12b-1 Plan relating to Class A Shares.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

     Discussed below are other investment policies and risk considerations relating to the Underlying Funds. In addition, each Portfolio may, to the extent consistent with its investment objectives, invest in any of the securities in which an Underlying Fund may invest and may pursue any of the same strategies as an Underlying Fund.

High-Yield, High Risk Securities
     Delchester and High-Yield Opportunities Funds will invest primarily in, and Decatur Total Return, U.S. Growth, Small Cap Value, Emerging Markets and International Small Cap Funds may invest in, high risk, high yield securities, commonly known as "junk bonds." These securities entail the following risks:

     Volatility of the High-Yield Market. Although the market for high-yield bonds has been in existence for many years, including periods of economic downturns, the high-yield market grew rapidly during the long economic expansion which took place in the United States during the 1980s. During that economic expansion, the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings increased dramatically. As a result, the high-yield market grew substantially during that economic expansion. Although experts disagree on the impact recessionary periods have had and will have on the high-yield market, some analysts believe a protracted economic downturn would severely disrupt the market for high-yield bonds, would adversely affect the value of outstanding bonds and would adversely affect the ability of high-yield issuers to repay principal and interest. Those analysts cite volatility experienced in the high-yield market in the past as evidence for their position. It is likely that protracted periods of economic uncertainty would result in increased volatility in the market prices of high-yield bonds, an increase in the number of high-yield bond defaults and corresponding volatility in an Underlying Fund's net asset value. At times in the past, uncertainty and volatility in the high-yield market resulted in volatility in certain Underlying Funds' net asset value.

     Redemptions. If, as a result of volatility in the high-yield market or other factors, an Underlying Fund experiences substantial net redemptions of its shares for a sustained period of time (i.e., more shares are redeemed than are purchased), it may be required to sell securities without regard to the investment merits of the securities to be sold. If such Underlying Fund sells a substantial number of securities to generate proceeds for redemptions, its asset base will decrease and its expense ratio may increase.

     Liquidity and Valuation. The secondary market for high-yield securities is currently dominated by institutional investors, including mutual funds and certain financial institutions. There is generally no established retail secondary market for high-yield securities. As a result, the secondary market for high-yield securities is more limited and less liquid than other secondary securities markets. The high-yield secondary market is particularly susceptible to liquidity problems when the institutions which dominate it temporarily cease buying bonds for regulatory, financial or other reasons, such as the savings and loan crisis. A less liquid secondary market may have an adverse affect on an Underlying Fund's ability to dispose of particular issues, when necessary, to meet it's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high-yield securities in its portfolio. During periods involving such liquidity problems, judgment plays a greater role in valuing high-yield securities than is normally the case. The secondary market for high-yield securities is also generally considered to be more likely to be disrupted by adverse publicity and investor perceptions than the more established secondary securities markets. Such Underlying Fund's privately placed high-yield securities are particularly susceptible to the liquidity and valuation risks outlined above.

     Legislative and Regulatory Action and Proposals. There are a variety of legislative actions which have been taken or which are considered from time to time by the United States Congress which could adversely affect the market for high-yield bonds. For example, Congressional legislation limited the deductibility of interest paid on certain high-yield bonds used to finance corporate acquisitions. Also, Congressional legislation has, with some exceptions, generally prohibited federally-insured savings and loan institutions from investing in high-yield securities. Regulatory actions have also affected the high-yield market. For example, many insurance companies have restricted or eliminated their purchases of high-yield bonds as a result of, among other factors, actions taken by the National Association of Insurance Commissioners. If similar legislative and regulatory actions are taken in the future, they could result in further tightening of the secondary market for high-yield issues, could reduce the number of new high-yield securities being issued and could make it more difficult for a Portfolio to attain its investment objective.

     Zero-Coupon Bonds and Pay-in-Kind Bonds. The Real Estate Investment Trust Portfolio and Global Bond, Delchester, High-Yield Opportunities and Emerging Markets Funds may invest in zero-coupon bonds or pay-in-kind ("PIK) bonds. Zero-coupon bonds and PIK bonds are generally considered to be more interest-sensitive than income-bearing bonds, to be more speculative than interest-bearing bonds, and to have certain tax consequences which could, under certain circumstances, be adverse to an Underlying Fund. For example, an Underlying Fund accrues, and is required to distribute to shareholders, income on its zero-coupon bonds. However, an Underlying Fund may not receive the cash associated with this income until the bonds are sold or mature. If an Underlying Fund did not have sufficient cash to make the required distribution of accrued income, the it could be required to sell other securities in its portfolio or to borrow to generate the cash required.

When-Issued and Delayed Delivery Securities
     Consistent with their respective objectives, The Real Estate Investment Trust Portfolio and Aggressive Growth, Blue Chip, Decatur Total Return, U.S. Growth, Devon and New Pacific Funds may invest in U.S. government securities and corporate debt obligations on a when-issued or delayed delivery basis. Such transactions involve commitments to buy a new issue with settlement up to 60 days later. The average settlement date for when-issued or delayed delivery securities purchased by such Underlying Funds is generally between 30 and 45 days. During the time between the commitment and settlement, an Underlying Fund does not accrue interest, but the market value of the bonds may fluctuate. This can result in the Underlying Fund's share value increasing or decreasing. The Underlying Funds will not ordinarily sell when-issued or delayed delivery securities prior to settlement. If an Underlying Fund invests in securities of this type, they will maintain a segregated account to pay for them and mark the account to market daily.

Mortgage-Backed Securities
     The Real Estate Investment Trust Portfolio and Devon, U.S. Government and Limited-Term Government Funds may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or government sponsored corporations or those issued by certain private, non-government corporations, such as financial institutions. Two principal types of mortgage-backed securities are collateralized mortgage obligations
(CMOs) and real estate mortgage investment conduits (REMICs).

     CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders and collateralized by a pool of mortgages held under an indenture. CMOs are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. Prepayment may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security).

     REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

     CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Such private-backed securities may be 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities (so-called "agency mortgage-backed securities") or may not be so collateralized (so-called "non-agency mortgage-backed securities"). The aforementioned Underlying Funds may invest in agency and non-agency mortgage-backed securities. Non-agency mortgage-backed securities may comprise up to 20% of such Underlying Funds' respective assets, but all non-agency mortgage-backed securities must (i) be rated at the time of purchase in the four top rating categories by a nationally-recognized statistical rating organization (e.g., BBB or better by S&P or Baa or better by Moody's) and (ii) represent interests in whole-loan mortgages, multi-family mortgages, commercial mortgages or other mortgage collateral supported by a first mortgage lien on real estate. Non-agency mortgage-backed securities are subject to the interest rate and prepayment risks to which other CMOs and REMICs issued by private issuers are subject. Non-agency mortgage-backed securities may also be subject to a greater risk of loss of interest and principal because they are not collateralized by securities issued or guaranteed by the U.S. government. In addition, timely information concerning the loans underlying these securities may not be as readily available and the market for these securities may be less liquid than the market for other CMOs and REMICs.

Asset-Backed Securities
     Delaware Cash Reserve and Devon, U.S. Government and Limited-Term Government Funds may invest in securities which are backed by assets such as receivables on home equity and credit loans, receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases or other loans or financial receivables currently available or which may be developed in the future. For these Underlying Funds, all such securities must be rated in one of the four highest rating categories by a reputable rating agency (e.g., BBB or better by S&P or Baa or better by Moody's). It is Delaware Cash Reserve's current policy to limit asset-backed investments to those rated in the highest rating category by a reputable rating agency (e.g., AAA by S&P or Aaa by Moody's) and represented by interests in credit card receivables, wholesale dealer floor plans, home equity loans and automobile loans.

     Such receivables are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued.

     The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates or the concentration of collateral in a particular geographic area. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. Due to the shorter maturity of the collateral backing such securities, there tends to be less of a risk of substantial prepayment than with mortgage-backed securities but the risk of such a prepayment does exist. See Mortgage-Backed Securities, above. Such asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately or in many cases ever established, and other risks which may be peculiar to particular classes of collateral. For example, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

REITs
     The Real Estate Investment Trust Portfolio invests primarily in, and Devon Fund may invest in, REITs. REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

     Investment in REITs presents certain further risks that are unique and in addition to the risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent on management skills, are not diversified, and are subject to the risks of financing projects. REITs whose underlying assets include long-term health care properties, such as nursing, retirement and assisted living homes, may be impacted by federal regulations concerning the health care industry.

     REITs (especially mortgage REITs) are also subject to interest rate risks -- when interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

     REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than other securities.

     Like investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements in the Code. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Code, and/or to maintain exemptions from the 1940 Act.

Foreign Securities and Foreign Currency Transactions
     The Underlying Funds in the International Equity category invest their assets primarily in securities of foreign issuers, and Global Bond Fund will invest at least 65% of its assets in fixed-income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States. The Real Estate Investment Trust Portfolio and Blue Chip, Devon, DelCap, Small Cap Value and High-Yield Opportunities Funds may also invest a portion of their assets in securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income outside the United States. In connection with investments in foreign securities, such Underlying Funds may, from time to time, conduct foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). Such Underlying Funds will engage in these foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. Investing in foreign securities and, in conjunction therewith, engaging in foreign currency transactions present special considerations not presented by investments in securities issued by United States companies.

     The risk involved in investing in foreign securities include the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange control (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations. In addition, in many countries, there is less publicly available information about issuers than is available in reports about companies in the United States, and the information that is available is often of lesser quality than information available on United States companies. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, such Underlying Funds may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Moreover, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which such Underlying Funds may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

     Emerging Markets. Compared to the United States and other developed countries, emerging countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Further, investments by foreign investors (such as Emerging Markets
Fund) are subject to a variety of restrictions in many emerging countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional restrictions may be imposed at any time by these or other countries in which such Underlying Funds invests. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents. Although these restrictions may in the future make it undesirable to invest in emerging countries, Delaware International and the Manager do not believe that any current repatriation restrictions would affect its decision to invest in such countries. Countries such as those in which the aforementioned Underlying Funds may invest have historically experienced and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government's policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

     With respect to investment in debt issues of foreign governments, including Brady Bonds, the ability of a foreign government or government-related issuer to make timely and ultimate payments on its external debt obligations will also be strongly influenced by the issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected.

     The issuers of the emerging market country government and government-related high yield securities in which such Underlying Funds may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which have led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign government and government-related high yield securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign government and government-related high yield securities in which such Underlying Funds may invest will not be subject to similar defaults or restructuring arrangements which may adversely affect the value of such investments. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

     Foreign Currency Transactions. Underlying Funds which invest in foreign securities may also purchase options and forward contracts in foreign currency for hedging purposes in connection with such foreign securities transactions. As in the case of other kinds of options, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and such Underlying Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to the Underlying Fund's position, it may forfeit the entire amount of the premium plus related transaction costs.

     A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. Such Underlying Funds may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, the Underlying Funds will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

     When such Underlying Fund's investment manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, the Underlying Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Underlying Fund's securities denominated in such foreign currency.

     An Underlying Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Underlying Fund to deliver an amount of foreign currency in excess of the value of the Underlying Fund's securities or other assets denominated in that currency.

     At the maturity of a forward contract, the Underlying Funds may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. An Underlying Fund may realize a gain or loss from currency transactions.

     The precise matching of forward contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency strategy is highly uncertain.

     It is impossible to forecast the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for an Underlying Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency such Underlying Fund is obligated to deliver (and if a decision is made to sell the security and make delivery of the foreign currency). Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency an Underlying Fund is obligated to deliver.

     Such Underlying Funds also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar cost of foreign securities held by the Underlying Funds and against increases in the U.S. dollar cost of such securities to be acquired. Call options on foreign currency written by the Underlying Funds will be covered, which means that such Underlying Fund will own the underlying foreign currency. With respect to put options on foreign currency written by an Underlying Fund, an Underlying Fund will establish a segregated account with its custodian bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal to the amount such Underlying Fund will be required to pay upon exercise of the put.

     Such Underlying Funds may enter into contracts for the purchase or sale for future delivery of securities or foreign currencies. The principal purpose of the purchase or sale of futures contracts for the Underlying Funds is to protect the Underlying Funds against the fluctuations in interest or exchange rates which otherwise might adversely affect the value of each Underlying Fund's portfolio securities or adversely affect the prices of securities which an Underlying Fund intends to purchase at a later date without actually buying or selling such securities.

     Depositary Receipts. The aforementioned Underlying Funds may make foreign investments through the purchase and sale of sponsored or unsponsored American, European and Global Depositary Receipts. Depositary Receipts are receipts typically issued by a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" Depositary Receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored Depositary Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored Depositary Receipt.

Options
     To achieve their investment objectives, The Real Estate Investment Trust Portfolio and Aggressive Growth, Blue Chip, Decatur Total Return, U.S. Growth, Devon, DelCap, Small Cap Value, Emerging Markets, International Equity, International Small Cap, New Pacific, U.S. Government, Global Bond and Limited-Term Government Funds use certain hedging techniques. These techniques will be used at the respective investment manager's discretion to protect the Underlying Funds' principal value. With respect to the Portfolios, the Manager will employ these techniques in an attempt to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets.

     Such Underlying Funds may purchase put options, write covered call options and enter into closing transactions in connection therewith in respect of securities in which they may invest. Such Underlying Funds may also purchase call options and enter into related closing transactions, or may write covered put options. In purchasing put and call options, the premium paid by an Underlying Fund, plus any transaction costs, will reduce any benefit realized by that Underlying Fund upon exercise of the option.

     Purchasing a put option gives an Underlying Fund the right to sell one of its securities for an agreed price up to an agreed date. The advantage is that such Underlying Fund can be protected should the market value of the security decline. However, an Underlying Fund must pay a premium for this right, whether it exercises it or not.

     Writing a covered call option obligates an Underlying Fund to sell one of its securities for an agreed price up to an agreed date. The advantage is that an Underlying Fund receives premium income, which may offset the cost of purchasing put options. However, an Underlying Fund may lose the potential market appreciation of the security if the respective investment manager's judgment is wrong and interest rates fall or stock prices rise.

     A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed upon date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy.

     Closing transactions essentially let an Underlying Fund offset a put option or call option prior to its exercise or expiration. If it cannot effect a closing transaction, it may have to hold a security it would otherwise sell with a potential decline in net asset value, or deliver a security it might want to hold.

     These Underlying Funds may use both exchange-traded and over-the-counter options. Certain over-the-counter options may be illiquid. These Underlying Funds will only invest in such options to the extent consistent with their limit on investments in illiquid securities.

     These Underlying Funds may write call options and purchase put options on stock indices and enter into closing transactions in connection therewith. Such Underlying Funds also may purchase call options on stock indices and enter into closing transactions in connection therewith. No such Underlying Fund will engage in transactions on stock indices for speculative purposes. Writing or purchasing a call option on stock indices is similar to the writing or purchasing of a call option on an individual stock. Purchasing a protective put option on stock indices is similar to the purchase of protective puts on an individual stock. Stock indices used will include, but will not be limited to, the Standard & Poor's 100(R) Composite Stock Price Index and the Standard & Poor's Over-the-Counter 250 Price Index. The ability to hedge effectively using options on stock indices will depend on the degree to which price movements in the underlying index correlate with price movements in the portfolio securities of, as the case may be, the applicable Underlying Fund.

Futures Contracts and Options on Futures Contracts
     Each Portfolio may enter into futures contracts on stocks, stock indices, interest rates and foreign currencies, and purchase or sell options on such futures contracts. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the stock market a Portfolio's positions in cash, short-term debt securities and other money market instruments, at times when such Portfolio's assets are not fully invested in equity securities. Such positions will generally be eliminated when it becomes possible to invest in Underlying Funds or directly in securities that are appropriate for the Portfolio involved.

     For hedging purposes, each of The Real Estate Investment Trust Portfolio and Aggressive Growth, International Equity, International Small Cap, Small Cap Value, Trend, Global Bond, Devon, Blue Chip, Decatur Total Return, U.S. Growth, New Pacific, U.S. Government, Limited-Term Government and Emerging Markets Funds may enter into futures contracts relating to securities, securities indices or interest rates. In addition, The Real Estate Investment Trust Portfolio and International Equity, International Small Cap, Global Bond, Devon, Blue Chip and Emerging Markets Funds may enter into futures transactions relating to foreign currency.

     A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument or foreign currency, or for the making and acceptance of a cash settlement at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which, in the case of the majority of interest rate and foreign currency futures contracts, the fixed-income securities or currency underlying the contract are delivered by the seller and paid for by the purchaser, or on which, in the case of securities index futures contracts and certain interest rate and foreign currency futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

     The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with or on behalf of the broker as "initial margin" as a good faith deposit. Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable, a process known as "marking to the market."

     A futures contract may be purchased or sold only on an exchange, known as a "contract market," designated by the Commodity Futures Trading Commission for the trading of such contract, and only through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction. The contract market clearing house guarantees the performance of each party to a futures contract, by in effect taking the opposite side of such contract. At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. At that time, a final determination of variation margin is made and any loss experienced by the trader is required to be paid to the contract market clearing house while any profit due to the trader must be delivered to it.

     Interest rate futures contracts currently are traded on a variety of fixed-income securities, including long-term U.S. Treasury Bonds, U.S. Treasury Notes, GNMA modified pass-through mortgage-backed securities, U.S. Treasury Bills, bank certificates of deposit and commercial paper. In addition, interest rate futures contracts include contracts on indexes of municipal securities. Foreign currency futures contracts currently are traded on the British pound, Canadian dollar, Japanese yen, Swiss franc, German mark and on Eurodollar deposits.

     A securities index or municipal bond index futures contract provides for the making and acceptance of a cash settlement in much the same manner as the settlement of an option on a securities index. The types of indexes underlying securities index futures contracts are essentially the same as those underlying securities index options, as described above. The index underlying a municipal bond index futures contract is a broad based index of municipal securities designed to reflect movements in the municipal securities market as a whole. The index assigns weighted values to the securities included in the index and its composition is changed periodically.

     Such Underlying Funds may also purchase and write options on the types of futures contracts that they can invest in.

     A call option on a futures contract provides the holder with the right to purchase, or enter into a "long" position in, the underlying futures contract. A put option on a futures contract provides the holder with the right to sell, or enter into a "short" position in, the underlying futures contract. In both cases, the option provides for a fixed exercise price up to a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option and the writer delivers to the holder the accumulated balance in the writer's margin account which represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. In the event that an option written by an Underlying Fund is exercised, that Underlying Fund will be subject to all the risks associated with the trading of futures contracts, such as payment of variation market deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

     A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

     An option, whether based on a futures contract, a securities index, a security or foreign currency, becomes worthless to the holder when it expires. Upon exercise of an option, the exchange or contract market clearing house assigns exercise notices on a random basis to those of its members which have written options of the same series and with the same expiration date. A brokerage firm receiving such notices then assigns them on a random basis to those of its customers which have written options of the same series and expiration date. A writer therefore has no control over whether an option will be exercised against it, nor over the timing of such exercise.

     To the extent that interest or exchange rates or securities prices move in an unexpected direction, an Underlying Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that an Underlying Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent an Underlying Fund from closing out its positions relating to futures.

Borrowings
     Each Underlying Fund, except Delaware Cash Reserve, U.S. Government Fund and Limited-Term Government Fund, and the Portfolios may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Such Underlying Funds and Portfolios will not borrow money in excess of one-third of the value of their net assets. These Underlying Funds and Portfolios have no intention of increasing their net income through borrowing. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of such Underlying Fund's or Portfolio's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Underlying Funds or Portfolios shall, within three days thereafter (not including Sunday or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of their borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. An Underlying Fund or Portfolio will not purchase investment securities while it has an outstanding borrowing. See Part B for additional possible restrictions on borrowing.

Repurchase Agreements
     The Underlying Funds may invest in repurchase agreements. Each Underlying Fund may enter into repurchase agreements with broker/dealers or banks which are deemed creditworthy by the respective investment manager under guidelines approved by the Board of Directors/Trustees. A repurchase agreement is a short-term investment in which the purchaser (i.e., an Underlying Fund) acquires ownership of a security and the seller agrees to repurchase the security at a future time and set price, thereby determining the yield during the purchaser's holding period. The value of the securities subject to the repurchase agreement is marked to market daily. In the event of a bankruptcy or other default of the seller, an Underlying Fund could experience delays and expenses in liquidating the underlying securities.

     The funds in the Delaware Investments family have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow the funds in the Delaware Investments family jointly to invest cash balances. Each Underlying Fund may invest cash balances in joint repurchase agreements in accordance with the terms of the Order and subject to the conditions described above.

Portfolio Loan Transactions
     Each Underlying Fund, except for Delaware Cash Reserve, may, from time to time, lend securities (but not in excess of 25% of its assets) from its portfolio to brokers, dealers and financial institutions and receive collateral in cash or short-term U.S. government securities. While the loan is outstanding, this collateral will be maintained at all times in an account equal to at least 100% of the current market value of the loaned securities plus accrued interest. Such cash collateral will be invested in short-term securities, the income from which will increase the return of an Underlying Fund.

     The major risk to which the Underlying Funds would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Underlying Funds will only enter into loan arrangements after a review of all pertinent facts by the respective investment manager, subject to overall supervision by the Board of Directors/Trustees, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the respective investment manager.

Liquidity and Rule 144A Securities
     In order to assure that each Underlying Fund has sufficient liquidity, no Underlying Fund may invest more than 10% of its net assets in illiquid assets (15% for The Real Estate Investment Trust Portfolio, Blue Chip Fund and High-Yield Opportunities Fund), including repurchase agreements maturing in more than seven days. While maintaining oversight, the Board of Directors/Trustees has delegated to the respective investment manager the day-to-day functions of determining whether or not individual securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") of the 1933 Act are liquid for purposes of the limitation on investments in illiquid assets. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Underlying Funds. The Board of Directors/Trustees has instructed the managers to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). Investing in Rule 144A Securities could have the effect of increasing the level of illiquidity of an Underlying Fund to the extent that qualified institutional buyers become uninterested, for a time, in purchasing these securities.

     If the respective manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the applicable Underlying Fund's holdings of illiquid securities exceed the Underlying Fund's limit on investment in such securities, the respective manager will determine what action shall be taken to ensure that the Underlying Fund continues to adhere to such limitation.

Investment Company Securities
     Any investments that the Underlying Funds in Aggressive Growth, International Equity, International Small Cap, Emerging Markets or the Global Bond Funds may make in either closed-end or unregistered investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

Convertible and Non-Traditional Equity Securities
     The Real Estate Investment Trust Portfolio and Blue Chip, U.S. Growth, Devon and New Pacific Funds may invest in convertible securities. From time to time, a portion of High-Yield Opportunities Fund's assets may be invested in convertible securities. A convertible security is a security which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure, although convertible securities are usually subordinated to similar nonconvertible securities. Convertible securities provide a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in the convertible security's underlying common stock. Just as with debt securities, convertible securities tend to increase in market value when interest rates decline and tend to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.

     The aforementioned Underlying Funds may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

     The aforementioned Underlying Funds may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS and DECS generally have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.

Temporary Defensive Measures
     Each Underlying Fund (other than Delaware Cash Reserve) may hold cash or invest in short-term debt securities and other money market instruments when, in the Manager's opinion, such holdings are prudent for temporary defensive purposes given then prevailing market conditions. An Underlying Fund may also invest in such instruments pending investment by the Underlying Fund of proceeds from the sale of portfolio securities or proceeds from new sales of its shares pending investment in other types of securities or to maintain sufficient liquidity to meet redemptions. All such short-term investments will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's or, if unrated, judged to be of comparable quality as determined by the Manager. Certain Funds may also invest in corporate bonds of investment grade quality (rated not less than BBB or S&P or Baa by Moody's) for temporary, defensive purposes. Securities rated BBB or Baa are regarded as having speculative characteristics.

U.S. Government Securities
     All of the Underlying Funds may invest in securities of the U.S. government. Securities guaranteed by the U.S. government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and
(2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates and Federal Housing Administration debentures). For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but if held to maturity are deemed to be free of credit risk for the life of the investment.

     Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they generally involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the U.S. Treasury; some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks.

Quality Restrictions
     Delaware Cash Reserve limits its investments to those which its Board of Directors have determined present minimal credit risks and are of high quality and which are otherwise in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply.

     Delaware Cash Reserve's investments include direct obligations issued by the U.S. Treasury which include bills, notes and bonds which differ from each other principally in interest rates, maturities and dates of issuance. These issues, plus some federal agency obligations, are guaranteed by the full faith and credit of the U.S. government. Examples include Federal Housing Administration, Farmers Home Administration, Government National Mortgage Association and Export-Import Bank of the United States. Other federal agency obligations only have the guarantee of the agency. Examples include Federal Home Loan Banks, Federal Land Banks, Federal Home Loan Mortgage Corporation, The Tennessee Valley Authority and the International Bank for Reconstruction and Development. Although obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on such obligations is generally backed directly or indirectly by the U.S. government. This support can range from the backing of the full faith and credit of the United States, to U.S. Treasury guarantees, or to the backing solely of the issuing agency or instrumentality itself.

     Delaware Cash Reserve's investments also include certificates of deposit and obligations of both U.S. and foreign banks if they have assets of at least one billion dollars in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply. Delaware Cash Reserve may also purchase commercial paper and other corporate obligations; if a security or, as relevant, its issuer is considered to be rated at the time of the proposed purchase it, or, as relevant, its issuer must be so rated in one of the two highest rating categories (e.g., for commercial paper, A-2 or better by S&P and P-2 or better by Moody's; and, for other corporate obligations, AA or better by S&P and Aa or better by Moody's) by at least two nationally-recognized statistical rating organizations approved by the Board of Directors or, if such security is not so rated, the purchase of the security must be approved or ratified by the Board of Directors in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply. Appendix A describes the ratings of S&P and Moody's.

Maturity Restrictions
     Delaware Cash Reserve maintains an average maturity of not more than 90 days. Also, it does not purchase any instruments with an effective remaining maturity of more than 13 months.

Small to Medium-Sized Companies
     The Small/Mid Cap U.S. Equity Funds invest their assets in equity securities of small to medium-sized companies. International Small Cap Fund may invest in smaller capitalization companies. These stocks have historically been more volatile in price than larger capitalization stocks, such as those included in the S&P 500. This is because, among other things, smaller companies have a lower degree of liquidity and tend to have a greater sensitivity to changing economic conditions. These companies may have narrow product lines, markets or financial resources, or may depend on a limited management group. The companies' securities may trade less frequently and have a smaller trading volume. The securities may be traded only in the over-the-counter markets or on a regional securities exchange. In addition to exhibiting greater volatility, smaller capitalization securities may, to some degree, fluctuate independently of the stocks of larger capitalization companies. For example, the stocks of smaller capitalization companies may decline in price as the price of larger company stocks rise, or vice versa.

Unseasoned Companies
     High-Yield Opportunities Fund may invest in relatively new or unseasoned companies which are in their early stages of development, or small companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies present greater risks than securities of larger, more established companies. The companies in which the Fund may invest may have relatively small revenues, limited product lines, and may have a small share of the market for their products or services. Small companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing or favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due these and other factors, small companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be volatile and are therefore speculative.

GNMA Securities
     U.S. Government Fund may invest in certificates of the Government National Mortgage Association ("GNMA"). GNMA Certificates are mortgage-backed securities. Each Certificate evidences an interest in a specific pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Scheduled payments of principal and interest are made to the registered holders of GNMA Certificates. The GNMA Certificates in which U.S. Government Fund will invest are of the modified pass-through type. GNMA guarantees the timely payment of monthly installments of principal and interest on modified pass-through Certificates at the time such payments are due, whether or not such amounts are collected by the issuer on the underlying mortgages. The National Housing Act provides that the full faith and credit of the United States is pledged to the timely payment of principal and interest by GNMA of amounts due on these GNMA Certificates.

     The average life of GNMA Certificates varies with the maturities of the underlying mortgage instruments with maximum maturities of 30 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of prepayments of refinancing of such mortgages or foreclosure. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. Due to the GNMA guarantee, foreclosures impose no risk to principal investments.

     The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. As prepayment rates vary widely, it is not possible to accurately predict the average life of a particular pool. However, statistics indicate that the average life of the type of mortgages backing the majority of GNMA Certificates is approximately 12 years. For this reason, it is standard practice to treat GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year. Pools of mortgages with other maturities or different characteristics will have varying assumptions for average life. The assumed average life of pools of mortgages having terms of less than 30 years is less than 12 years, but typically not less than five years.

     The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates, but only by the amount of the fees paid to GNMA and the issuer. Such fees in the aggregate usually amount to approximately 0.50%.

     Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Prepayments generally occur when interest rates have fallen. Reinvestments of prepayments will be at lower rates. Historically, actual average life has been consistent with the 12-year assumption referred to above. The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the Certificates and may differ from the yield based on the assumed average life. Interest on GNMA Certificates is paid monthly rather than semi-annually as for traditional bonds.

Special Risk Considerations
     Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in a Portfolio, nor can there be any assurance that a Portfolio's investment objective will be attained.

     The use of interest rate swaps by Global Bond, U.S. Growth and New Pacific Funds involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If such Underlying Fund's investment adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Underlying Funds will be less favorable than it would have been if this investment technique were never used. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Thus, if the other party to an interest rate swap defaults, the Underlying Funds' risk of loss consists of the net amount of interest payments that an Underlying Fund is contractually entitled to receive.

     While The Real Estate Investment Trust Portfolio, Global Bond Fund and Emerging Markets Fund intend to seek to qualify as "diversified" investment companies under provisions of Subchapter M of the Code, they will not be diversified for purposes of the 1940 Act. Thus, while at least 50% of each Underlying Funds' total assets will be represented by cash, cash items, and other securities limited in respect of any one issuer to an amount not greater than 5% of such Underlying Funds' total assets, it will not satisfy the 1940 Act requirement in this respect, which applies that test to 75% of the Underlying Funds' assets. The Portfolios are also nondiversified with respect to both direct investments in securities and investments in the Underlying Funds. A nondiversified portfolio is believed to be subject to greater risk because adverse effects on the portfolio's security holdings may affect a larger portion of the overall assets.

OTHER INVESTMENT POLICIES

     Each Portfolio may invest up to 100% of its assets directly in cash, money market instruments or in Delaware Cash Reserve, for temporary, defensive purposes, such as during periods of market instability.

     Pursuant to an Order received from the SEC on April 6, 1998, the Portfolios may, to the extent consistent with their respective investment objectives, invest directly in the same securities and employ the same investment strategies as any of the Underlying Funds.

     Each Portfolio anticipates that its annual portfolio turnover rate generally will not exceed 100%. A Portfolio may purchase or sell its portfolio securities to: (a) accommodate purchases and sales of its shares; (b) change the percentage of its assets invested in securities or in the Underlying Funds in response to market conditions; and (c) maintain or modify the allocation of its assets among the Underlying Funds. High turnover rates with respect to the Underlying Funds may result in higher expenses being incurred by the Portfolios.

     Each Portfolio's designation as an open-end investment company and certain other policies of the Portfolios may not be changed unless authorized by the vote of a majority of the Portfolios' outstanding voting securities, as defined in the 1940 Act. Part B lists other more specific investment restrictions of the Portfolios which may not be changed without a majority shareholder vote. A brief discussion of those factors that materially affected each Portfolio's performance during its most recently completed fiscal year appears in the Portfolios' Annual Report. The remaining investment policies are not fundamental and may be changed by the Board of Trustees without a shareholder vote.

Ratings
     Appendix A describes the ratings of S&P and Moody's.

APPENDIX A -- RATINGS

Bonds

     Excerpts from Moody's description of its bond ratings:
     Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa-- considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Excerpts from S&P's description of its bond ratings:

     AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

Excerpts from Fitch IBCA, Inc.'s (formerly known as Fitch Investors Service, L.P.) description of its bond ratings:

     AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events; AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+; A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances that bonds with higher ratings; BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings; BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements; B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue; CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment; CC-- Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time; C--Bonds are in imminent default in payment of interest or principal; and DDD, DD and D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

     Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

Commercial Paper

     Excerpts from Moody's description of its two highest commercial paper ratings: P-1--the highest grade possessing greatest relative strength; P-2--second highest grade possessing less relative strength than the highest grade.

     Excerpts from S&P's description of its two highest commercial paper ratings: A-1--judged to be the highest investment grade category possessing the highest relative strength; A-2--investment grade category possessing less relative strength than the highest rating.

For more information, contact
Delaware Investments at 800-510-4015.

Investment Manager
Delaware Management Company
One Commerce Square
Philadelphia, PA 19103

National Distributor
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

Shareholder Servicing,
Dividend Disbursing,
Accounting Services
and Transfer Agent
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

Legal Counsel
Stradley, Ronon,
Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

Independent Auditors
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

Custodian
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245


www.delawarefunds.com
L
O  Printed in the U.S.A. on recycled paper.
G  P-XXX[--] PP11/98
O

         Delaware Investments includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, shareholders of the Fund Classes should contact their financial adviser or call Delaware Investments at 800-523-
1918, and shareholders of the Institutional Class should contact Delaware Investments at 800-510-4015.

INVESTMENT MANAGER
Delaware Management Company
One Commerce Square
Philadelphia, PA 19103


NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY  11245

--------------------------------


DELAWARE GROUP FOUNDATION FUNDS

--------------------------------


INCOME PORTFOLIO
--------------------------------


BALANCED PORTFOLIO
--------------------------------


GROWTH  PORTFOLIO
--------------------------------







PART B

STATEMENT OF
ADDITIONAL INFORMATION

--------------------------------



NOVEMBER 30, 1998






















DELAWARE
INVESTMENTS
===========

--------------------------------------------------------------------------------
                                     PART B--STATEMENT OF ADDITIONAL INFORMATION

                                                               NOVEMBER 30, 1998

--------------------------------------------------------------------------------


DELAWARE GROUP FOUNDATIONS FUNDS

--------------------------------------------------------------------------------


1818 Market Street
Philadelphia, PA 19103

--------------------------------------------------------------------------------


For more information about the Institutional Classes:  800-510-4015

For Prospectus and Performance of Class A Shares, Class B Shares and Class C Shares: Nationwide 800-523-1918


Information on Existing Accounts of Class A Shares, Class B Shares and Class C Shares: (SHAREHOLDERS ONLY) Nationwide 800-523-1918

Dealer Services: (BROKER/DEALERS ONLY) Nationwide 800-362-7500
--------------------------------------------------------------------------------


TABLE OF CONTENTS

--------------------------------------------------------------------------------
Cover Page
--------------------------------------------------------------------------------
Investment Objectives and Policies
--------------------------------------------------------------------------------
Accounting and Tax Issues
--------------------------------------------------------------------------------
Performance Information
--------------------------------------------------------------------------------
Trading Practices and Brokerage
--------------------------------------------------------------------------------
Purchasing Shares
--------------------------------------------------------------------------------
Investment Plans
--------------------------------------------------------------------------------
Determining Offering Price and Net Asset Value
--------------------------------------------------------------------------------
Redemption and Repurchase
--------------------------------------------------------------------------------
Dividends and Realized Securities Profits Distributions
--------------------------------------------------------------------------------
Taxes
--------------------------------------------------------------------------------
Asset Allocation Agreements
--------------------------------------------------------------------------------
Officers and Trustees
--------------------------------------------------------------------------------
Exchange Privilege
--------------------------------------------------------------------------------
General Information
--------------------------------------------------------------------------------




Financial Statements
--------------------------------------------------------------------------------

         Delaware Group Foundation Funds (the "Trust") is a professionally-managed mutual fund of the series type. This Statement of Additional Information ("Part B" of the Trust's registration statement) describes the Income Portfolio, the Balanced Portfolio and the Growth Portfolio (individually, a "Portfolio" and collectively, the "Portfolios"). Each Portfolio currently offers three retail classes of shares, Class A Shares, Class B Shares and Class C Shares (individually, a "Class" and collectively, the "Fund Classes"), and one Institutional Class of shares (collectively, the "Institutional Classes"). The Trust also consists of The Asset Allocation Portfolio which is described in a separate Statement of Additional Information.

         Class B Shares, Class C Shares and Institutional Class shares of each Portfolio may be purchased at a price equal to the next determined net asset value per share. Class A Shares may be purchased at the public offering price, which is equal to the next determined net asset value per share, plus a front-end sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and annual 12b-1 Plan expenses that may not exceed 0.30% and have currently been fixed by the Board at 0.25%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") which may be imposed on redemptions made within six years of purchase and annual 12b-1 Plan expenses of up to 1% which are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares in the Prospectuses for the Fund Classes. Class C Shares are subject to a CDSC which may be imposed on redemptions made within 12 months of purchase and annual 12b-1 Plan expenses of up to 1%, which are assessed against Class C Shares for the life of the investment. See Distribution and Service under Asset Allocation Agreements.

         This Part B supplements the information contained in the current Prospectuses for the Portfolios dated November 30, 1998, as they may be amended from time to time. Part B should be read in conjunction with the respective Class' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. A Prospectus for each class may be obtained by writing or calling your investment dealer or by contacting the Trust's national distributor, Delaware Distributors, L.P. (the "Distributor"), 1818 Market Street, Philadelphia, PA 19103.

INVESTMENT OBJECTIVES AND POLICIES

Investment Restrictions


         The following restrictions are fundamental policies, which may not be amended without approval of a majority of the outstanding voting securities of the affected Portfolio, which is the lesser of (i) more than 50% of the outstanding voting securities, or (ii) 67% of the voting securities of the affected Portfolio present at a shareholder meeting if 50% or more of the voting securities are present in person or represented by proxy. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities. Each Portfolio will not:

         1. Invest more than 25% of its total assets in any one industry (including investments in Underlying Funds that concentrate in that industry) provided that there is no limitation with respect to investments in obligations issued or guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. For purposes of this restriction, investments in the Underlying Funds will not be deemed to be investments in "investment company" industry.

         2. Make loans other than by the purchase of all or a portion of a publicly or privately distributed issue of bonds, debentures or other debt securities of the types commonly offered publicly or privately and purchased by financial institutions (including repurchase agreements and loan participations), whether or not the purchase was made upon the original issuance of the securities, and except that each Portfolio may loan its assets (other than shares of the Underlying Funds) to qualified broker/dealers or institutional investors.

         3. Engage in underwriting of securities of other issuers, except that portfolio securities, including securities purchased in private placements, may be acquired under circumstances where, if sold, the Portfolio might be deemed to be an underwriter under the Securities Act of 1933 (the "1933 Act"). No limit is placed on the proportion of the Portfolio's assets which may be invested in such securities.

         4. Borrow money or issue senior securities, except to the extent permitted by the Investment Company Act of 1940 (the "1940 Act") or any rule or order thereunder or interpretation thereof. Subject to the foregoing, each Portfolio may engage in short sales, purchase securities on margin, and write put and call options.

         5. Purchase or sell physical commodities or physical commodity contracts, including physical commodity option or futures contracts in a contract market or other futures market.


         6. Purchase or sell real estate; provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.


         In addition to the above fundamental investment restrictions, each Portfolio has the following investment restrictions which are non-fundamental and may be amended or changed without approval of shareholders. Each Portfolio will not:

         1. Invest for the purpose of acquiring control of any company. This policy will not prohibit acquisition of a controlling interest in an Underlying Fund.

         2. Invest in securities of other investment companies, except in accordance with the provisions of the 1940 Act in effect at the time of the investment or any rules, regulations, SEC orders or staff positions thereunder.

         3. Invest in interests in oil, gas and other mineral leases or other mineral exploration or development programs.

         4. Purchase securities on margin except short-term credits that may be necessary for the clearance of purchases and sales of securities. This restriction does not apply to the purchase of futures or options contracts.

Investment Policies
         The Portfolios will invest primarily in open-end investment companies (mutual funds) that are members of the Delaware Investments Family of Funds (individually, an "Underlying Fund" and collectively, the "Underlying Funds") listed below. In addition, if the Trust receives an exemptive order from the Securities and Exchange Commission (the "SEC"), the Portfolios may invest in the same kinds of securities as those in which the Underlying Funds may invest and employ the same investment strategies as any of the Underlying Funds, to the extent consistent with each Portfolio's investment objective stated in the Prospectuses.

         The Underlying Funds include funds investing in U.S. and foreign stocks, bonds, and money market instruments. The list of Underlying Funds set forth below may change from time to time, and Underlying Funds may be added or deleted upon the recommendation of the Delaware Management Company (the "Manager") without shareholder approval.

U.S. Equity
         Aggressive Growth Fund
         Blue Chip Fund
         Decatur Total Return Fund
         DelCap Fund
         Devon Fund
         Small Cap Value Fund
         Trend Fund
         U.S. Growth Fund
         The Real Estate Investment Trust Portfolio

International Equity
         Emerging Markets Fund
         International Equity Fund
         International Small Cap Fund
         New Pacific Fund

Fixed-Income
         Delchester Fund
         Global Bond Fund
         Limited-Term Government Fund
         U.S. Government Fund
         High-Yield Opportunities Fund

Money Market
         Delaware Cash Reserve

         The following investment policies relate to the Underlying Funds, consistent with each fund's investment objective as described in the Prospectuses. In addition, if the Trust receives an exemptive order from the SEC, each Portfolio may engage in these investment instruments and strategies directly.

U.S. Government Securities
         Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities ("Government Securities") in which the Underlying Funds may invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. government, including the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association and Resolution Trust Corporation. Direct obligations of the United States Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Because the U.S. government is not obligated by law to provide support to an instrumentality that it sponsors, each Underlying Fund invests in obligations issued by an instrumentality of the U.S. government only if its investment manager determines that the instrumentality's credit risk does not make its securities unsuitable for investment by an Underlying Fund.


Money Market Instruments
         Money market instruments in which the Underlying Funds may invest include U.S. government securities; certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the U.S. and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments.

         Certain types of money market instruments are described below.

         U.S. Government Securities--Securities issued or guaranteed by the U.S. government, including Treasury Bills, Notes and Bonds.

         U.S. Government Agency Securities--Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government whether supported by the full faith and credit of the U.S. Treasury or the credit of a particular agency or instrumentality.

         Bank Obligations--Certificates of deposit, bankers' acceptances and other short-term obligations of U.S. commercial banks and their overseas branches and foreign banks of comparable quality, provided each such bank combined with its branches has total assets of at least one billion dollars. Any obligations of foreign banks shall be denominated in U.S. dollars. Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. In particular, a foreign country could impose exchange controls which might delay the release of proceeds from that country. Such deposits are not covered by the Federal Deposit Insurance Corporation. Because of conflicting laws and regulations, an issuing bank could maintain that liability for an investment is solely that of the overseas branch which could expose the Underlying Fund to a greater risk of loss. The Underlying Funds will only buy short-term instruments in nations where these risks are minimal. The Underlying Funds will consider these factors along with other appropriate factors in making an investment decision to acquire such obligations and will only acquire those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Underlying Funds.

         Commercial Paper--The Underlying Funds may invest in short-term promissory notes issued by corporations which at the time of purchase are rated P-1 and/or A-1. Commercial paper ratings P-1 by Moody's Investors Service,
Inc. ("Moody's") and A-1 by Standard & Poor's Ratings Group ("S&P") are the highest investment grade category.

         Corporate Debt--The Underlying Funds may invest in corporate notes and bonds rated A or above. Excerpts from Moody's description of those categories of bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations.


Rule 144A Securities
         The Underlying Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the 1933 Act. Rule 144A Securities may be freely traded among qualified institutional investors without registration under the 1933 Act.


         Investing in Rule 144A Securities could have the effect of increasing the level of an Underlying Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a Rule 144A Security, however, the directors/trustees of an Underlying Fund and its investment manager will continue to monitor the liquidity of that security to ensure that an Underlying Fund's holdings of illiquid securities does not exceed its limit on investments in such securities.

Repurchase Agreements
         A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Underlying Funds, if any, would be the difference between the repurchase price and the market value of the security. An Underlying Fund will limit its investments in repurchase agreements to those which the respective investment manager, under the guidelines of the Board of Directors/Trustees of such Underlying Fund, determines to present minimal credit risks and which are of high quality. In addition, each Underlying Fund must have collateral of at least 102% of the repurchase price, including the portion representing an Underlying Fund's yield under such agreements which is monitored on a daily basis. While the Underlying Funds are permitted to do so, they normally do not invest in repurchase agreements, except to invest cash balances.

         The funds available from the Delaware Investments family have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow the funds in the Delaware Investments family jointly to invest cash balances. The Underlying Funds may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.


Reverse Repurchase Agreements
         Certain Underlying Funds are authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by an Underlying Fund and its agreement to repurchase the security at a specified time and price. An Underlying Fund will maintain in a segregated account with the Custodian cash, cash equivalents or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers (but no collateral is required on reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowings by an Underlying Fund; accordingly, an Underlying Fund will limit its investments in reverse repurchase agreements, together with any other borrowings, to no more than one-third of its total assets. The use of reverse repurchase agreements by an Underlying Fund creates leverage which increases the Underlying Fund's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, an Underlying Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.


Portfolio Loan Transactions
         It is the understanding of the respective investment manager that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to an Underlying Fund involved from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Underlying Fund involved; 3) the Underlying Fund must be able to terminate the loan after notice, at any time; 4) the Underlying Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Underlying Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the Board of Directors/Trustees of the Underlying Funds know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the directors to vote the proxy.

         The major risk to which an Underlying Fund would be exposed on a portfolio loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, an Underlying Fund will only enter into loan arrangements after a review of all pertinent facts by the respective investment manager, under the supervision of the Board of Directors/Trustees, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the respective investment manager.


High-Yield Securities
         Among the possible risks of investing in high-yield securities are the possibility of legislative and regulatory action and proposals. There are a variety of legislative actions which have been taken or which are considered from time to time by the United States Congress which could adversely affect the market for high-yield securities. For example, Congressional legislation limited the deductibility of interest paid on certain high-yield securities used to finance corporate acquisitions. Also, Congressional legislation has, with some exceptions, generally prohibited federally-insured savings and loan institutions from investing in high-yield securities. Regulatory actions have also affected the high-yield market. For example, many insurance companies have restricted or eliminated their purchases of high-yield securities as a result of, among other factors, actions taken by the National Association of Insurance Commissioners. If similar legislative and regulatory actions are taken in the future, they could result in further tightening of the secondary market for high-yield issues, could reduce the number of new high-yield securities being issued and could make it more difficult for an Underlying Fund to attain its investment objective.

Investment Company Securities
         Any investments that certain Underlying Funds make in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's current limitations, an Underlying Fund may not (1) own more than 3% of the voting stock of another investment company; (2) invest more than 5% of the Underlying Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Underlying Fund's total assets in shares of other investment companies. If an Underlying Fund elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to and Underlying Fund's investments in unregistered investment companies. The Underlying Funds may not acquire securities of registered open-end investment companies or registered unit investment trusts in reliance on sections 12(d)(1)(F) or (G) of the 1940 Act.

Unseasoned Companies
         Certain Underlying Funds may invest in relatively new or unseasoned companies which are in their early stages of development, or small companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies present greater risks than securities of larger, more established companies. The companies in which an Underlying Fund may invest may have relatively small revenues, limited product lines, and may have a small share of the market for their products or services. Small companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing or favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be volatile and are therefore speculative.


Mortgage-Backed Securities
         In addition to mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, certain Underlying Funds may also invest its assets in securities issued by certain private, nongovernment corporations, such as financial institutions, if the securities are fully collateralized at the time of issuance by securities or certificates issued or guaranteed by the U.S. government, its agencies or instrumentalities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).


         CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders and collateralized by a pool of mortgages held under an indenture. CMOs are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. Prepayment may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security).

         Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "interest-only" class), while the other class will receive all of the principal (the "principal-only" class). The yield to maturity on an interest-only class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on an Underlying Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an Underlying Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.


         Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet been fully developed and, accordingly, these securities are generally illiquid and to such extent, together with any other illiquid investments, will not exceed its limit in such securities.

         REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and certain REMICs also may be stripped.

         CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Certain Underlying Funds will invest in such private-backed securities only if they are 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.


Mortgage Dollar Rolls
         Certain Underlying Funds may enter into mortgage "dollar rolls" in which the Underlying Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Dollar roll transactions consist of the sale by a Fund of mortgage-backed securities, together with a commitment to purchase similar, but not necessarily identical, securities at a future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with an Underlying Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by an Underlying Fund to buy a security. If the broker/dealer to whom an Underlying Fund sells the security becomes insolvent, such Underlying Fund's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that an Underlying Fund is required to repurchase may be worth less than the security that the Underlying Fund originally held, and the return earned by the Underlying Fund with the proceeds of a dollar roll may not exceed transaction costs. The Underlying Fund will place U.S. government or other liquid, high quality assets in a segregated account in an amount sufficient to cover its repurchase obligation.


Asset-Backed Securities
         Certain Underlying Funds may invest a portion of its assets in asset-backed securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates or, in the case of certain Underlying Funds, the concentration of collateral in a particular geographic area. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entities issuing the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities.

         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Underlying Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

         Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit information and respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

Convertible Securities
         Certain Underlying Funds may invest in convertible securities, including corporate debentures, bonds, notes and preferred stocks that may be converted into or exchanged for common stock. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, an Underlying Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by an Underlying Fund upon conversion of a convertible security will generally be held for so long as the respective manager anticipates such stock will provide an Underlying Fund with opportunities which are consistent with an Underlying Fund's investment objectives and policies.

         An Underlying Fund may invest not more than 5% of its assets in convertible debentures that are rated below investment grade or are unrated but are determined by its investment manager to be of comparable quality. Investing in convertible debentures that are rated below investment grade or unrated but of comparable quality entails certain risks, including the risk of loss of principal, which may be greater than the risks involved in investing in investment grade convertible debentures. Under rating agency guidelines, lower rated securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions.


         An Underlying Fund may have difficulty disposing of such lower rated convertible debentures because the trading market for such securities may be thinner than the market for higher rated convertible debentures. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary trading market for higher rated securities. The lack of a liquid secondary market as well as adverse publicity with respect to these securities, may have an adverse impact on market price and an Underlying
Fund's ability to dispose of particular issues in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for an Underlying Fund to obtain accurate market quotations for purposes of pricing such Underlying Fund's portfolio and calculating its net asset value. The market behavior of convertible securities in lower rating categories is often more volatile than that of higher quality securities. Lower quality convertible securities are judged by Moody's and S&P to have speculative elements or characteristics; their future cannot be considered as well assured and earnings and asset protection may be moderate or poor in comparison to investment grade securities.


         In addition, such lower quality securities face major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to inadequate capacity to meet timely payments. The market values of securities rated below investment grade tend to be more sensitive to company specific developments and changes in economic conditions than higher rated securities. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing.

When-Issued and Delayed Delivery Securities
         Certain Underlying Funds may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. An Underlying Fund will maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time an Underlying Fund enters into the commitment and no interest accrues to such Underlying
Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.


Combined Transactions
         Certain Underlying Funds may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component transactions"), instead of a single transaction, as part of a single or combined strategy when, in the opinion of the investment manager, it is in the best interests of an Underlying Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the investment manager's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.


Swaps, Caps, Floors and Collars
         Certain Underlying Funds may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Underlying Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities an Underlying Fund anticipates purchasing at a later date. The Underlying Funds intend to use these transactions as hedges and not speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream an Underlying Fund may be obligated to pay. Interest rate swaps involve the exchange by an Underlying Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a nominal amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         An Underlying Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with such Underlying Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the investment managers and the Underlying Funds believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. An Underlying Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or is determined to be of equivalent credit quality by the investment manager. If there is a default by the counterparty, an Underlying Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agent utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.


Eurodollar Instruments
         Certain Underlying Funds may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. An Underlying Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

"Roll" Transactions
         Certain Underlying Funds may engage in "roll" transactions. A "roll" transaction is the sale of securities together with a commitment (for which an Underlying Fund may receive a fee) to purchase similar, but not identical, securities at a future date. Under the 1940 Act, these transactions may be considered borrowings by an Underlying Fund; accordingly, an Underlying Fund will limit its use of these transactions, together with any other borrowings, to no more than one-third of its total assets. An Underlying Fund will segregate liquid assets such as cash, U.S. government securities or other high grade debt obligations in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent an Underlying Fund's aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), an Underlying Fund temporarily will be in a leveraged position (i.e., it will have an amount greater than its net assets subject to market risk). Should the market value of an Underlying Fund's portfolio securities decline while such Underlying Fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. As an Underlying Fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly increases.


Variable and Floating Rate Notes
         Variable rate master demand notes, in which certain Underlying Funds may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. An Underlying Fund will not invest over 5% of its assets in variable rate master demand notes. Because master demand notes are direct lending arrangements between an Underlying Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, an Underlying Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.


         A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by an Underlying Fund will be determined by such Underlying Fund's investment manager under guidelines established by the Board of Directors/Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under an Underlying Fund's investment policies. In making such determinations, the investment manager will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by an Underlying Fund, such Underlying Fund may re-sell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for an Underlying Fund to dispose of the variable or floating rate note involved in the event the issuer of the note defaulted on its payment obligations, and the Underlying Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

         Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceed 10% of an Underlying Fund's total assets only if such notes are subject to a demand feature that will permit such Underlying
Fund to demand payment of the principal within seven days after demand by an Underlying Fund. If not rated, such instruments must be found by an Underlying Fund's investment manager under guidelines established by the Board of Directors/Trustees, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments. For a description of the rating symbols of S&P and Moody's used in this paragraph, see the Prospectuses. An Underlying Fund may also invest in Canadian Commercial Paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar denominated commercial paper of a foreign issuer.

Municipal Securities
         Municipal Securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, roads, schools, water and sewer works, and other utilities. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain debt obligations known as "private activity bonds" may be issued by or on behalf of municipalities and public authorities to obtain funds to provide certain water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating or cooling facilities, qualified hazardous waste facilities, high-speed intercity rail facilities, government-owned airports, docks and wharves and mass commuting facilities, certain qualified mortgages, student loan and redevelopment bonds and bonds used for certain organizations exempt from federal income taxation. Certain debt obligations known as "industrial development bonds" under prior federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide certain privately-operated housing facilities, sports facilities, industrial parks, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities, sewage or solid waste disposal facilities, and certain facilities for water supply. Other private activity bonds and industrial development bonds issued to finance the construction, improvement, equipment or repair of privately-operated industrial, distribution, research, or commercial facilities may also be Municipal Securities, but the size of such issues is limited under current and prior federal tax law.

         Information about the financial condition of issuers of Municipal Securities may be less available than about corporations with a class of securities registered under the Securities Exchange Act of 1934 (the "1934 Act").

Foreign Securities
         Investors should recognize that investing in foreign issuers involves certain considerations, including those set forth in the Prospectuses, which are not typically associated with investing in United States issuers. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since an Underlying Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, an Underlying Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of certain Underlying Funds permit it to enter into forward foreign currency exchange contracts in order to hedge those Underlying Funds' holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.


         There has been in the past, and there may be again in the future, an interest equalization tax levied by the United States in connection with the purchase of foreign securities such as those purchased by an Underlying Fund. Payment of such interest equalization tax, if imposed, would reduce an Underlying Fund's rate of return on its investment. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on such investments as compared to dividends paid to an Underlying Fund by United States corporations. Special rules govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules generally include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury Regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instruments other than any "regulated futures contract" or "nonequity option" marked to market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules, if they are or would be treated as sold for their fair market value at year-end under the marking to market rules applicable to other futures contracts, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. Certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended, (the "Code")and the Treasury Regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. The income tax effects of integrating and treating a transaction as a single transaction are generally to create a synthetic debt instrument that is subject to the original discount provisions. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts an Underlying Fund may make or enter into will be subject to the special currency rules described above.


Foreign Currency Transactions
         Certain Underlying Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations.

         Forward foreign currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. An Underlying Fund will account for forward contracts by marking to market each day at daily exchange rates.


         When an Underlying Fund enters into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of a Fund's assets denominated in such foreign currency, an Underlying Fund's Custodian Bank or subcustodian will place cash or liquid high grade debt securities in a separate account of such Underlying Fund in an amount not less than the value of such Underlying Fund's total assets committed to the consummation of such forward contracts. If the additional cash or securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of an Underlying Fund's commitments with respect to such contracts.

Depositary Receipts
         Certain Underlying Funds may make foreign investments through the purchase and sale of sponsored or unsponsored American Depositary Receipts ("ADRs") and European and Global Depositary Receipts ("Depositary Receipts"). ADRs are receipts typically issued by a U.S. bank or trust company, while Depositary Receipts are issued by a foreign bank or trust company. ADRs and Depositary Receipts evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" ADRs and Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" ADRs and Depositary Receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs and Depositary Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR or Depositary Receipt.

Options
         Certain Underlying Funds may write call options on a covered basis only, purchase call options, write secured put options and purchase put options, and will not engage in option writing strategies for speculative purposes.

         Certain Underlying Funds may invest in options that are either listed on U.S. or recognized foreign exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on an Underlying Fund's ability to effectively hedge its securities.


         Covered Call Writing -- Certain Underlying Funds may write covered call options from time to time on such portion of its portfolio, without limit, as the investment manager determines is appropriate in seeking to obtain an Underlying Fund's investment objective. A call option gives the purchaser of such option the right to buy, and the writer, in this case an Underlying Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to an Underlying Fund of writing covered calls is that the Underlying Fund receives additional income, in the form of a premium, which may offset any capital loss or decline in market value of the security. However, if the security rises in value, an Underlying Fund may not fully participate in the market appreciation.


         During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         With respect to both options on actual portfolio securities owned by an Underlying Fund and options on stock indices, an Underlying Fund may enter into closing purchase transactions. A closing purchase transaction is one in which an Underlying Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable an Underlying Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. An Underlying Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, an Underlying Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, an Underlying Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

         The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.


         An Underlying Fund will write call options only on a covered basis, which means that the Underlying Fund will own the underlying security subject to the call option at all times during the option period. Unless a closing purchase transaction is effected, an Underlying Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by an Underlying Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

         Purchasing Call Options--Certain Underlying Funds may purchase call options to the extent that premiums paid by an Underlying Fund do not aggregate more than 2% of that Underlying Fund's total assets. When an Underlying Fund purchases a call option, in return for a premium paid by an Underlying Fund to the writer of the option, such Underlying Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that an Underlying Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.


         An Underlying Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. An Underlying Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; an Underlying Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

         Although an Underlying Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an Exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an Exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that an Underlying Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by an Underlying Fund may expire without any value to the Underlying Fund.


         Writing Put Options--An Underlying Fund may also write put options on a secured basis which means that such Underlying Fund will maintain in a segregated account with its custodian, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by an Underlying Fund. Secured put options will generally be written in circumstances where the investment manager wishes to purchase the underlying security for an Underlying Fund's portfolio at a price lower than the current market price of the security. In such event, the Underlying Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

         Following the writing of a put option, an Underlying Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. An Underlying Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.


         Purchasing Put Options--Certain Underlying Funds may invest in put options. An Underlying Fund will, at all times during which it holds a put option, own the security covered by such option.

         Certain Underlying Funds may purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow an Underlying Fund to protect an unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, an Underlying Fund will lose the value of the premium paid. An Underlying Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         An Underlying Fund may sell a put option purchased on individual portfolio securities or stock indices. Additionally, an Underlying Fund may enter into closing sale transactions. A closing sale transaction is one in which an Underlying Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

         Over-the-Counter Options and Illiquid Securities -- Certain Underlying Funds may deal in over-the-counter ("OTC") options. The Underlying Funds understand the position of the staff of the SEC to be that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. Certain Underlying Funds and their investment managers disagree with this position and have found the dealers with which they engage in OTC options transactions generally agreeable to and capable of entering into closing transactions. The Underlying Funds have adopted procedures for engaging in OTC options for the purpose of reducing any potential adverse impact of such transactions upon the liquidity of the portfolio.

         As part of these procedures certain Underlying Funds will engage in OTC options transactions only with primary dealers that have been specifically approved by the Board of Directors/Trustees, and the investment managers believe that the approved dealers should be agreeable and able to enter into closing transactions if necessary and, therefore, present minimal credit risks to an Underlying Fund. An Underlying Fund anticipates entering into written agreements with those dealers to whom such Underlying Fund may sell OTC options, pursuant to which such Underlying Fund would have the absolute right to repurchase the OTC options from such dealers at any time at a price determined pursuant to a formula set forth in certain no action letters published by the SEC staff. An Underlying Fund will not engage in OTC options transactions if the amount invested by the Underlying Fund in OTC options plus, with respect to OTC options written by the Underlying Fund, the amounts required to be treated as illiquid pursuant to the terms of such letters (and the value of the assets used as cover with respect to OTC option sales which are not within the scope of such letters), plus the amount invested by the Underlying Fund in illiquid securities, would exceed 15% of the Underlying Fund's total assets. OTC options on securities other than U.S. government securities may not be within the scope of such letters and, accordingly, the amount invested by an Underlying Fund in OTC options on such other securities and the value of the assets used as cover with respect to OTC option sales regarding such non-U.S. government securities will be treated as illiquid and subject to the limitation on an Underlying Fund's net assets that may be invested in illiquid securities.


         Options on Foreign Currencies--Certain Underlying Funds may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, an Underlying Fund may purchase put options on the foreign currency. If the value of the currency does decline, an Underlying Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

         Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, an Underlying Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movement in exchange rates. As in the case of other types of options, however, the benefit to an Underlying Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, an Underlying Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

         An Underlying Fund may write options on foreign currencies for the same types of hedging purposes. For example, where an Underlying Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in the value of portfolio securities will be offset by the amount of the premium received.


         Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, an Underlying Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Underlying Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and an Underlying Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, an Underlying Fund also may be required to forego all or a portion of the benefit which might otherwise have been obtained from favorable movements in exchange rates.

         Certain Underlying Funds intend to write covered call options on foreign currencies. A call option written on a foreign currency by an Underlying Fund is "covered" if the Underlying Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Custodian Bank) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if an Underlying Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written, or (b) is greater than the exercise price of the call written if the difference is maintained by an Underlying Fund in cash, U.S. government securities or other high-grade liquid debt securities in a segregated account with its Custodian Bank.

         With respect to writing put options, at the time the put is written, an Underlying Fund will establish a segregated account with its Custodian Bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal in value to the amount the Underlying Fund will be required to pay upon exercise of the put. The account will be maintained until the put is exercised, has expired, or an Underlying Fund has purchased a closing put of the same series as the one previously written.


         In order to comply with the securities laws of one state, an Underlying Fund will not write put or call options if the aggregate value of the securities underlying the calls or obligations underlying the puts determined as of the date the options are sold exceed 25% of the Underlying Fund's net assets. Should state laws change or an Underlying Fund receives a waiver of their application for, the Underlying Funds reserve the right to increase this percentage.

         Options on Stock Indices--A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.

         Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss to an Underlying Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

         As with stock options, an Underlying Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange or it may let the option expire unexercised.


         A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the Standard & Poor's 500 (R) Composite Stock Price Index ("S&P 500") or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100 (R) Composite Stock Price Index ("S&P 100"). Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following Exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange and American Stock Exchange.


         The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in an Underlying Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether an Underlying Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Since an Underlying Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, an Underlying Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument. Accordingly, successful use of options on stock indices will be subject to the investment manager's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

         Positions in stock index options may be closed out only on an Exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on an Underlying Fund's ability to effectively hedge its securities. An Underlying Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

         The Underlying Funds will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets.

Futures
         Certain Underlying Funds may enter into contracts for the purchase or sale for future delivery of securities or foreign currencies. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When an

Underlying Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Underlying Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at an Underlying Fund's Custodian Bank. Thereafter, a "variation margin" may be paid by an Underlying Fund to, or drawn by the Underlying Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

         In addition, when an Underlying Fund engages in futures transactions, to the extent required by the SEC, it will maintain with its Custodian Bank, assets in a segregated account to cover its obligations with respect to such contracts, which assets will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the margin payments made by the Underlying Fund with respect to such futures contracts.

         Certain Underlying Funds may enter into such futures contracts to protect against the adverse affects of fluctuations in interest or foreign exchange rates without actually buying or selling the securities or foreign currency. For example, if interest rates are expected to increase, an Underlying Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by an Underlying Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to an Underlying Fund would increase at approximately the same rate, thereby keeping the net asset value of such Underlying Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, an Underlying Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and such Underlying Fund could then buy debt securities on the cash market.


         With respect to options on futures contracts, when an Underlying Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when an Underlying Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.


         The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, an Underlying Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in such Underlying Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, an Underlying Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which such Underlying Fund intends to purchase.

         If a put or call option an Underlying Fund has written is exercised, such Underlying Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, an Underlying Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities. For example, an Underlying Fund will purchase a put option on a futures contract to hedge such Underlying Fund's portfolio against the risk of rising interest rates.


         To the extent that interest rates move in an unexpected direction, an Underlying Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if an Underlying Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Underlying Fund will lose part or all of the benefit of the increased value of its securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if the Underlying Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. An Underlying Fund may be required to sell securities at a time when it may be disadvantageous to do so.

         Further, with respect to options on futures contracts, an Underlying Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Futures Contracts and Options on Futures Contracts
         Certain Underlying Funds may enter into futures contracts on stocks and stock indices, purchase and sell options on such futures, and enter into closing transactions with respect to those activities. A futures contract may be purchased and sold only on an exchange, known as a "contract market," designated by the Commodity Futures Trading Commission for the trading of such contract, and only through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction.


         When an Underlying Fund enters into a futures transaction, it must deliver to the futures commission merchant selected an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at an Underlying Fund's custodian bank. Thereafter, a "variation margin" may be paid by an Underlying Fund to, or drawn by the Underlying Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.


         Although futures contracts by their terms generally call for the actual delivery or acquisition of underlying securities or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take such delivery. The contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take, as the case may be, delivery of the securities or cash value of the index underlying the contractual obligations. At the time such transaction is effected, a final determination of variation margin is made and any loss experienced by an Underlying Fund must be paid to the contract market clearing house while any profit due to the Underlying Fund must be delivered to it.

         Positions taken in futures markets are not normally held to maturity, but instead liquidated through offsetting transactions which may result in a profit or a loss. While an Underlying Fund's futures contracts on securities will usually be liquidated in this manner, the Underlying Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to do so. The clearing house associated with the market on which futures on the securities are traded guarantees that, if still open, the sale or purchase will be performed on settlement date.

         An Underlying Fund may enter into such futures contracts to protect against the adverse affects of fluctuations in security prices or interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, an Underlying Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities in the portfolio owned by an Underlying Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to an Underlying Fund would increase at approximately the same rate, thereby keeping the net asset value of the Underlying Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, an Underlying Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and an Underlying Fund could then buy debt securities on the cash market.

         With respect to options on futures contracts, when an Underlying Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities.

         The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, an Underlying Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in such Underlying Fund's portfolio holdings.
The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, an Underlying Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which such Underlying Fund intends to purchase.


         Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.


         If a put or call option which an Underlying Fund has written is exercised, such Underlying Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, an Underlying Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities. For example, an Underlying Fund will purchase a put option on a futures contract to hedge such Underlying Fund's portfolio against the risk of rising interest rates.

         To the extent that interest rates move in an unexpected direction, an Underlying Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if an Underlying Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, such Underlying Fund will lose part or all of the benefit of the increased value of its securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if an Underlying Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. An Underlying Fund may be required to sell securities at a time when it may be disadvantageous to do so.

         Further, with respect to options on futures contracts, an Underlying Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Short Sales Against the Box
         Whereas a short sale is the sale of a security an Underlying Fund does not own, a short sale is "against the box" if at all times during which the short position is open, such Underlying Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Short sales against the box are typically used by sophisticated investors to defer recognition of capital gains or losses.


Forward Foreign Currency Exchange Contracts
         The Underlying Funds' dealings in forward contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of an Underlying Fund generally arising in connection with the purchase or sale of its portfolio securities and accruals of interest or dividends receivable and fund expenses. Position hedging is the sale of a foreign currency with respect to portfolio security positions denominated or quoted in that currency. An Underlying Fund may not position hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of a forward contract) of securities held in its portfolio denominated or quoted in, or currently convertible into, such currency.

         When an Underlying Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when an Underlying Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, such Underlying Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment as the case may be. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, an Underlying Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.


         Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, an Underlying Fund may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the securities of the Underlying Fund denominated in such foreign currency.

         Certain Underlying Funds may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by these Funds.

         In connection with purchases and sales of securities denominated in foreign currencies, an Underlying Fund may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The investment manager expects to enter into settlement hedges in the normal course of managing the Underlying Funds' foreign investments. The Underlying Funds could also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the investment manager.


         Certain Underlying Funds may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if an Underlying Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge (sometimes referred to as a "position hedge") would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. An Underlying Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling -- for example, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally will not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

         Under certain conditions, SEC guidelines require mutual funds to set aside cash and appropriate liquid assets in a segregated custodian account to cover currency forward contracts. As required by SEC guidelines, certain Underlying Funds will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Underlying Funds will not segregate assets to cover forward contracts, including settlement hedges, position hedges, and proxy hedges. Successful use of forward currency contracts will depend on the investment manager's skill in analyzing and predicting currency values. Forward contracts may substantially change an Underlying Fund's investment exposure to changes in currency exchange rates, and could result in losses to an Underlying Fund if currencies do not perform as the investment manager anticipates. For example, if a currency's value rose at a time when the investment manager had hedged an

Underlying Fund by selling that currency in exchange for dollars, the Underlying Fund would be unable to participate in the currency's appreciation. If the investment manager hedges currency exposure through proxy hedges, an Underlying Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the investment manager increases an Underlying Fund's exposure to a foreign currency, and that currency's value declines, an Underlying Fund will realize a loss. There is no assurance that the investment manager's use of forward currency contracts will be advantageous to the Underlying Funds or that it will hedge at an appropriate time.

Foreign Currency Conversion
         Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to an Underlying Fund at one rate, while offering a lesser rate of exchange should such Underlying Fund desire to resell that currency to the dealer.

ACCOUNTING AND TAX ISSUES

         When a Portfolio writes a call, or purchases a put option, an amount equal to the premium received or paid by it is included in the section of the Portfolio's assets and liabilities as an asset and as an equivalent liability.

         In writing a call, the amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Portfolio has written expires on its stipulated expiration date, the Portfolio reports a realized gain. If a Portfolio enters into a closing purchase transaction with respect to an option which the Portfolio has written, the Portfolio realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes. If a call option which a Portfolio has written is exercised, the Portfolio realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

         The premium paid by a Portfolio for the purchase of a put option is recorded in the section of the Portfolio's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Portfolio has purchased expires on the stipulated expiration date, the Portfolio realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If a Portfolio sells the put option, it realizes a short-term or long-term capital gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a Portfolio exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. However, since the purchase of a put option is treated as a short sale for federal income tax purposes, the holding period of the underlying security will be affected by such a purchase.

         Options on Certain Stock Indices--Accounting for options on certain stock indices will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on closing out such a position will result in a realized gain or loss for tax purposes. Such options held by a Portfolio at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.


         Other Tax Requirements--Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Code. As such, a Portfolio will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies other requirements relating to the sources of its income and diversification of its assets.

         In order to qualify as a regulated investment company for federal income tax purposes, each Portfolio must meet certain specific requirements, including:


         (i) A Portfolio must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Portfolio's total assets, and, with respect to 50% of the Portfolio's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Portfolio's total assets;

         (ii) A Portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock and securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and

         (iii) A Portfolio must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.


         The Code requires the Portfolios to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the 12 month period ending October 31 (in addition to amounts from the prior year that were neither distributed nor taxed to a Portfolio) to you by December 31 of each year in order to avoid federal excise taxes. The Portfolios intend as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

         The straddle rules of Section 1092 may apply. Generally, the straddle provisions require the deferral of losses to the extent of unrecognized gains related to the offsetting positions in the straddle. Excess losses, if any, can be recognized in the year of loss. Deferred losses will be carried forward and recognized in the year that unrealized losses exceed unrealized gains.


         The 1997 Act has also added new provisions for dealing with transactions that are generally called "Constructive Sale Transactions." Under these rules, a Portfolio must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. A Portfolio will generally be treated as making a constructive sale when it: 1) enters into a short sale on the same or substantially identical property; 2) enters into an offsetting notional principal contract; or 3) enters into a futures or forward contract to deliver the same or substantially identical property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

         Investment in Foreign Currencies and Foreign Securities--The Portfolios are authorized to invest certain limited amounts in foreign securities. Such investments, if made, will have the following additional tax consequences to each Portfolio:

         Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Portfolio accrues income (including dividends), or accrues expenses which are denominated in a foreign currency, and the time a Portfolio actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, forward contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of its disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Portfolio's net investment company taxable income, which, in turn, will affect the amount of income to be distributed to you by a Portfolio.

         If a Portfolio's Section 988 losses exceed a Portfolio's other investment company taxable income during a taxable year, a Portfolio generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions for federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your Portfolio shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your Portfolio shares will be treated as capital gain to you.

         The 1997 Act generally requires that foreign income be translated into U.S. dollars at the average exchange rate for the tax year in which the transactions are conducted. Certain exceptions apply to taxes paid more than two years after the taxable year to which they relate. This new law may require a Portfolio to track and record adjustments to foreign taxes paid on foreign securities in which it invests. Under a Portfolio's current reporting procedure, foreign security transactions are recorded generally at the time of each transaction using the foreign currency spot rate available for the date of each transaction. Under the new law, a Portfolio will be required to record at fiscal year end (and at calendar year end for excise tax purposes) an adjustment that reflects the difference between the spot rates recorded for each transaction and the year-end average exchange rate for all of a Portfolio's foreign securities transactions. There is a possibility that the mutual fund industry will be given relief from this new provision, in which case no year-end adjustments will be required.

         The Portfolios may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the total assets of a Portfolio at the end of its fiscal year are invested in securities of foreign corporations, a Portfolio may elect to pass-through to you your pro rata share of foreign taxes paid by a Portfolio. If this election is made, you will be: (i) required to include in your gross income your pro rata share of foreign source income (including any foreign taxes paid by a Portfolio); and (ii) entitled to either deduct your share of such foreign taxes in computing your taxable income or to claim a credit for such taxes against your U.S. income tax, subject to certain limitations under the Code. You will be informed by a Portfolio at the end of each calendar year regarding the availability of any such foreign tax credits and the amount of foreign source income (including any foreign taxes paid by a Portfolio). If a Portfolio elects to pass-through to you the foreign income taxes that it has paid, you will be informed at the end of the calendar year of the amount of foreign taxes paid and foreign source income that must be included on your federal income tax return. If a Portfolio invests 50% or less of its total assets in securities of foreign corporations, it will not be entitled to pass-through to you your pro-rata shares of foreign taxes paid by a Portfolio. In this case, these taxes will be taken as a deduction by a Portfolio, and the income reported to you will be the net amount after these deductions. The 1997 Act also simplifies the procedures by which investors in funds that invest in foreign securities can claim tax credits on their individual income tax returns for the foreign taxes paid by a Portfolio. These provisions will allow investors who pay foreign taxes of $300 or less on a single return or $600 or less on a joint return during any year (all of which must be reported on IRS Form 1099-DIV from a Portfolio to the investor) to claim a tax credit against their U.S. federal income tax for the amount of foreign taxes paid by a Portfolio. This process will allow you, if you qualify, to bypass the burdensome and detailed reporting requirements on the foreign tax credit schedule (Form 1116) and report your foreign taxes paid directly on page 2 of Form 1040.


         Investment in Passive Foreign Investment Company securities--The Portfolios may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Portfolio receives an "excess distribution" with respect to PFIC stock, the Portfolio itself may be subject to U.S. federal income tax on a portion of the distribution, whether or not the corresponding income is distributed by a Portfolio to you. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Portfolio held the PFIC shares. A Portfolio itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Portfolio taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by a Portfolio. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distribution might have been classified as capital gain. This may have the effect of increasing Portfolio distributions to you that are treated as ordinary dividends rather than long-term capital gain dividends.


         A Portfolio may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Portfolio generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC during such period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, the 1997 Act provides for another election that would involve marking-to-market a Portfolio's PFIC shares at the end of each taxable year (and on certain other dates as prescribed in the Code), with the result that unrealized gains would be treated as though they were realized. A Portfolio would also be allowed an ordinary deduction for the excess, if any, of the adjusted basis of its investment in the PFIC stock over its fair market value at the end of the taxable year. This deduction would be limited to the amount of any net mark-to-market gains previously included with respect to that particular PFIC security. If a Portfolio were to make this second PFIC election, tax at a Portfolio level under the PFIC rules would generally be eliminated.


         The application of the PFIC rules may affect, among other things, the amount of tax payable by a Portfolio (if any), the amounts distributable to you by a Portfolio, the time at which these distributions must be made, and whether these distributions will be classified as ordinary income or capital gain distributions to you.

         You should be aware that it is not always possible at the time shares of a foreign corporation are acquired to ascertain that the foreign corporation is a PFIC, and that there is always a possibility that a foreign corporation will become a PFIC after a Portfolio acquires shares in that corporation. While a Portfolio will generally seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will do so and it reserves the right to make such investments as a matter of its fundamental investment policy.

         Most foreign exchange gains are classified as ordinary income which will be taxable to you as such when distributed. Similarly, you should be aware that any foreign exchange losses realized by a Portfolio, including any losses realized on the sale of foreign debt securities, are generally treated as ordinary losses for federal income tax purposes. This treatment could increase or reduce a Portfolio's income available for distribution to you, and may cause some or all of a Portfolio's previously distributed income to be classified as a return of capital.

PERFORMANCE INFORMATION


         From time to time, each Portfolio may state its Classes' total return in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year, or life-of-fund, periods, as applicable.
Each Portfolio may also advertise aggregate and average total return information of its Classes over additional periods of time. In addition, each Portfolio may include illustrations showing the power of compounding in advertisements and other types of literature.

         In presenting performance information for Class A Shares, the Limited CDSC, or other CDSC, applicable only to certain redemptions of those shares will not be deducted from any computation of total return. See the Prospectus for the Fund Classes for a description of the Limited CDSC, or other CDSC, and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.


         The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                        n
                                 P(1 + T) = ERV


         Where:     P = a hypothetical initial purchase order of $1,000 from
                        which, in the case of Class A Shares only, the maximum front-end sales charge is deducted;


                    T = average annual total return;

                    n = number of years; and

                  ERV = redeemable value of the hypothetical $1,000
                        purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.


         Total return performance for each Class will be computed by adding all reinvested income and realized securities profits distributions plus the change in net asset value during a specific period and dividing by the offering price at the beginning of the period. It will reflect, as applicable, the maximum sales charge, or CDSC, paid with respect to the illustrated investment amount, but not any income taxes payable by shareholders on the reinvested distributions included in the calculation. Because securities prices fluctuate, past performance should not be considered as a representative of the results which may be realized from an investment in the Portfolios in the future.


         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Portfolio may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.


         Average annual total return is not shown since the Portfolios have been in operation for less than one year.

         From time to time, a Portfolio may also quote each Class' actual total return performance, dividend results and other performance information in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Portfolio (or Class) may be compared to data prepared by Lipper Analytical Services, Inc. ("Lipper"), Morningstar,
Inc. or to the S&P 500 or the Dow Jones Industrial Average.

         Lipper maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare a Portfolio's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The S&P 500 and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. The Russell 2000 Index TR is a total return weighted index which is comprised of 2,000 of the smallest stocks (on the basis of capitalization) in the Russell 3000 Index and is calculated on a monthly basis. The NASDAQ Composite Index is a market capitalization price only index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as National Market System traded foreign common stocks and American Depository Receipts. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. A direct investment in an unmanaged index is not possible.

         In addition, the performance of multiple indices compiled and maintained by statistical research firms, such as Salomon Brothers and Lehman Brothers may be combined to create a blended performance result for comparative performances. Generally, the indices selected will be representative of the types of securities in which the Portfolios may invest and the assumptions that were used in calculating the blended performance will be described.

         Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Portfolios may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of a Portfolio. A Portfolio may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         The Portfolios may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Portfolio (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Portfolio), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Portfolio. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Portfolios may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, treasury bills and shares of a Portfolio. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in a Portfolio and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning (such as information on Roth IRAs and Education IRAs) and investment alternative to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

         Materials may refer to the CUSIP numbers of the Portfolios and may illustrate how to find the listings of the Portfolios in newspapers and periodicals. Materials may also include discussions of other funds, products, and services.

         The Portfolios may quote various measures of volatility and benchmark correlation in advertising. In addition, the Portfolios may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. A Portfolio may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to a Portfolio may include information regarding the background and experience of its portfolio managers.

         The following tables present examples, for purposes of illustration only, of cumulative total return performance for Class A Shares, Class B Shares, Class C Shares and Institutional Class shares through September 30, 1998. For these purposes, the calculations assume the reinvestment of any capital gains distributions and income dividends paid during the indicated periods. The performance does not reflect any income taxes payable by shareholders on the reinvested distributions included in the calculations. The performance of Class A Shares reflects the maximum front-end sales charge of 5.75% paid on the purchase of shares but may also be shown without reflecting the impact of any front-end sales charge.

The performance of Class B Shares and Class C Shares is calculated both with the applicable CDSC included and excluded. Past performance is no guarantee of future results.

                           Cumulative Total Return(1)
                               Balanced Portfolio

                                                    Class A        Institu-
                                                    Shares         tional
                                                    (at Offer)     Class
         3 months ended
         9/30/98                                    (14.82%)       (9.58%)

         6 months ended
         9/30/98                                    (15.68%)(3)    (10.41%)

         9 months ended
         9/30/98                                    (9.23%)        (3.56%)

         Period 12/31/97(2)
         through 9/30/98                            (9.23%)        (3.56%)

(1) Returns reflect the voluntary waiver of fees and payments of expenses by the Manager. See Asset Allocation Agreements.

(2)  Date of commencement of trading.

(3) For the six months ended September 30, 1998, cumulative total return for Balanced Portfolio A Class at net asset value was (10.52%).

                           Cumulative Total Return(1)
                               Balanced Portfolio

                                               Class B        Class B
                                               Shares         Shares
                                               (Including     (Excluding
                                               Deferred       Deferred
                                               Sales          Sales
                                               Charge)        Charge)
         3 months ended
         9/30/98                               (14.30%)       (9.80%)

         6 months ended
         9/30/98                               (15.28%)      (10.83%)

         9 months ended
         9/30/98                                (8.80%)       (4.02%)

         Period 12/31/97(2)
         through 9/30/98                        (8.80%)       (4.02%)


(1) Returns reflect the voluntary waiver of fees and payments of expenses by the Manager. See Asset Allocation Agreements.

(2)  Date of commencement of trading.

                           Cumulative Total Return(1)
                               Balanced Portfolio

                                                   Class C         Class C
                                                   Shares          Shares
                                                   (Including      (Excluding
                                                   Deferred        Deferred
                                                   Sales           Sales
                                                   Charge)         Charge)
         3 months ended
         9/30/98                               (10.59%)         (9.69%)

         6 months ended
         9/30/98                               (11.61%)        (10.72%)

         9 months ended
         9/30/98                                (4.86%)         (3.90%)

         Period 12/31/97(2)
         through 9/30/98                        (4.86%)         (3.90%)

(1) Returns reflect the voluntary waiver of fees and payments of expenses by the Manager. See Asset Allocation Agreements.

(2)  Date of commencement of trading.

                           Cumulative Total Return(1)
                                Growth Portfolio

                                               Class A       Institu-
                                               Shares         tional
                                             (at Offer)        Class
         3 months ended
         9/30/98                              (16.63%)        (11.57%)

         6 months ended
         9/30/98                              (17.89%)(3)      (12.79%)

         9 months ended
         9/30/98                               (9.42%)         (3.77%)

         Period 12/31/97(2)
         through 9/30/98                       (9.42%)         (3.77%)

(1) Returns reflect the voluntary waiver of fees and payments of expenses by the Manager. See Asset Allocation Agreements.

(2)  Date of commencement of trading.

(3) For the six months ended September 30, 1998, cumulative total return for Growth Portfolio A Class at net asset value was (12.90%).

                           Cumulative Total Return(1)
                                Growth Portfolio

                                              Class B         Class B
                                              Shares          Shares
                                            (Including      (Excluding
                                             Deferred        Deferred
                                              Sales            Sales
                                              Charge)         Charge)
         3 months ended
         9/30/98                             (16.13%)        (11.71%)

         6 months ended
         9/30/98                             (17.47%)        (13.13%)

         9 months ended
         9/30/98                              (9.02%)         (4.24%)

         Period 12/31/97(2)
         through 9/30/98                      (9.02%)         (4.24%)


(1) Returns reflect the voluntary waiver of fees and payments of expenses by the Manager. See Asset Allocation Agreements.

(2)  Date of commencement of trading.




                           Cumulative Total Return(1)
                                Growth Portfolio

                                              Class C         Class C
                                              Shares          Shares
                                            (Including      (Excluding
                                             Deferred        Deferred
                                               Sales           Sales
                                              Charge)         Charge)

         3 months ended
         9/30/98                             (12.69%)        (11.81%)

         6 months ended
         9/30/98                             (14.09%)        (13.22%)

         9 months ended
         9/30/98                              (5.19%)         (4.24%)

         Period 12/31/97(2)
         through 9/30/98                      (5.19%)         (4.24%)

(1) Returns reflect the voluntary waiver of fees and payments of expenses by the Manager. See Asset Allocation Agreements.

(2)  Date of commencement of trading.

                           Cumulative Total Return(1)
                                Income Portfolio

                                             Class A        Institu-
                                             Shares          tional
                                           (at Offer)         Class
         3 months ended
         9/30/98                             (11.69%)         (6.34%)

         6 months ended
         9/30/98                              (12.07%)(3)     (6.59%)

         9 months ended
         9/30/98                              (6.91%)         (1.10%)

         Period 12/31/97(2)
         through 9/30/98                      (6.91%)         (1.10%)

(1) Returns reflect the voluntary waiver of fees and payments of expenses by the Manager. See Asset Allocation Agreements.

(2)  Date of commencement of trading.

(3) For the six months ended September 30, 1998, cumulative total return for Income Portfolio A Class at net asset value was (6.70%).

                           Cumulative Total Return(1)
                                Income Portfolio

                                              Class B          Class B
                                              Shares           Shares
                                            (Including       (Excluding
                                             Deferred         Deferred
                                              Sales             Sales
                                              Charge)          Charge)
         3 months ended
         9/30/98                            (11.16%)          (6.51%)

         6 months ended
         9/30/98                            (11.63%)          (7.03%)

         9 months ended
         9/30/98                             (6.43%)          (1.56%)

         Period 12/31/97(2)
         through 9/30/98                     (6.43%)          (1.56%)


(1) Returns reflect the voluntary waiver of fees and payments of expenses by the Manager. See Asset Allocation Agreements.

(2)  Date of commencement of trading.

                           Cumulative Total Return(1)
                                Income Portfolio

                                            Class C         Class C
                                            Shares          Shares
                                          (Including      (Excluding
                                           Deferred        Deferred
                                             Sales           Sales
                                            Charge)         Charge)
         3 months ended
         9/30/98                            (7.44%)        (6.51%)

         6 months ended
         9/30/98                            (7.95%)        (7.03%)

         9 months ended
         9/30/98                            (2.53%)        (1.56%)

         Period 12/31/97(2)
         through 9/30/98                    (2.53%)        (1.56%)

(1) Returns reflect the voluntary waiver of fees and payments of expenses by the Manager. See Asset Allocation Agreements.

(2)  Date of commencement of trading.

         Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Trust and other mutual funds available from the Delaware Investments family, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's overriding investment philosophy and how that philosophy impacts the investment disciplines employed in seeking the objectives of the Portfolios and the other funds in the Delaware Investments family. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager, including the number of such clients serviced by the Manager.


Dollar-Cost Averaging
         For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

         Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. You also should consider your financial ability to continue to purchase shares during periods of high fund share prices. Delaware Investments offers three services -- Automatic Investing Plan, Direct Deposit Purchase Plan and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Direct Deposit Purchase Plan, Automatic Investing Plan and Wealth Builder Option under Purchasing Shares Investing by Electronic Fund Transfer for a complete description of these services, including restrictions or limitations.

         The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share of a stock or bond fund over a period of time will be lower than the average price per share of a Portfolio for the same time period.


                                                                 Number
                        Investment            Price Per         of Shares
                          Amount                Share           Purchased

         Month 1          $100                $10.00               10
         Month 2          $100                $12.50                8
         Month 3          $100                $ 5.00               20
         Month 4          $100                $10.00               10
         ----------------------------------------------------------------
                          $400                $37.50               48

         Total Amount Invested: $400
         Total Number of Shares Purchased: 48
         Average Price Per Share: $9.38 ($37.50/4)
         Average Cost Per Share: $8.33 ($400/48 shares)


         This example is for illustration purposes only. It is not intended to represent the actual performance of the Portfolios or any stock or bond fund in the Delaware Investments family.

         Dollar-cost averaging can be appropriate for investments in shares of funds that tend to fluctuate in value. Please obtain the prospectus of any fund in the Delaware Investments family in which you plan to invest through a dollar-cost averaging program. The prospectus contains additional information, including charges and expenses. Please read it carefully before you invest or send money.

THE POWER OF COMPOUNDING
         When you opt to reinvest your current income for additional Portfolio shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. The Portfolios may include illustrations showing the power of compounding in advertisements and other types of literature.

TRADING PRACTICES AND BROKERAGE


         Each Portfolio selects banks, brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have banks, brokers or dealers execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction.When a commission is paid, the Portfolio involved pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Portfolio pays a minimal share transaction cost when the transaction presents no difficulty. A number of trades are made on a net basis where the Portfolios either buy the securities directly from the dealer or sell them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.


         The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making processes with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.


         As provided in the 1934 Act and the Portfolios' Asset Allocation Agreements higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Portfolios believe that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Portfolios and to other funds in the Delaware Investments family. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

         The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.


         Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best price and execution, the Portfolios may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of funds in the Delaware Investments family as a factor in the selection of brokers and dealers to execute portfolio transactions of the Portfolios.


Portfolio Turnover
         The rate of portfolio turnover will not be a limiting factor when portfolio changes are deemed appropriate. Given the Portfolios' investment objectives, their annual portfolio turnover rates are not expected to exceed 100%. A turnover rate of 100% would occur, for example, if all the investments held by a Portfolio at the beginning of the year were replaced by the end of the year. The degree of portfolio activity may affect taxes payable by the Portfolios' shareholders. To the extent a Portfolio realizes gains on securities held for less than six months, such gains are taxable to the shareholder or to the Portfolio at ordinary income tax rates. The turnover rates also may be affected by cash requirements from redemptions and repurchases of Portfolio shares.

         The portfolio turnover rate of the Portfolio is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Portfolio during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.


         During the fiscal period December 31, 1997 through September 30, 1998, the annualized portfolio turnover for the Balanced Portfolio, Growth Portfolio and Income Portfolio was 73%, 77% and 81%, respectively.

PURCHASING SHARES

         The Distributor serves as the national distributor for each Portfolio's classes of shares - Class A Shares, Class B Shares, Class C Shares and the Institutional Class - and has agreed to use its best efforts to sell shares of each Portfolio. See the Prospectuses for additional information on how to invest. Shares of the Portfolios are offered on a continuous basis, and may be purchased through authorized investment dealers or directly by contacting the Trust or the Distributor.


         The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such classes generally must be at least $100. The initial and subsequent minimum investments for Class A Shares will be waived for purchases by officers, directors and employees of any fund in the Delaware Investments family, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner strategy selected. There are no minimum purchase requirements for the Portfolios' Institutional Classes, but certain eligibility requirements must be satisfied.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. The Trust will reject any purchase order for more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $50,000 or more in Class A Shareswhich are subject to lower annual 12b-1 Plan expenses than Class B Shares, and Class C Shares and generally are not subject to a CDSC.


         Selling dealers are responsible for transmitting orders promptly. The Trust reserves the right to reject any order for the purchase of shares if in the opinion of management such rejection is in a Portfolio's best interests.

         The NASD has adopted Conduct Rules, as amended, relating to investment company sales charges. The Trust and the Distributor intend to operate in compliance with these rules.


         Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 5.75%; however, lower front-end sales charges apply for larger purchases. Class A Shares are also subject to annual 12b-1 Plan expenses for the life of the investment.

         Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 5% if shares are redeemed during the first year after purchase;
(ii) 4% if shares are redeemed during the second year after purchase; (iii)
3% if shares are redeemed during the third or fourth year after purchase;
(iv) 2% if shares are redeemed during the fifth year after purchase; (v) 1%
if shares are redeemed during the sixth year after purchase; and (vi) 0% thereafter. Class B Shares are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectus.

         Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.


         Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses. See Plans Under Rule 12b-1 for the Fund Classes and Determining Offering Price and Net Asset Value in this Part B.

         Class A Shares, Class B Shares, Class C Shares and Institutional Class shares represent a proportionate interest in a Portfolio's assets and will receive a proportionate interest in that Portfolio's income, before application, as to Class A Shares, Class B Shares and Class C Shares, of any expensesunder a Portfolio's 12b-1 Plans.


         Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares or Institutional Class shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares or in the case of any retirement plan accounts including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by the Trust for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact a Portfolio for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.


Alternative Purchase Arrangements
         The alternative purchase arrangements of Class A Shares, Class B Shares and Class C Shares of each Portfolio permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares of a Portfolio and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares (currently, no more than 0.25% of the average daily net assets of Class A Shares, pursuant to Board action) or to purchase either Class B Shares or Class C Shares of a Portfolio and have the entire initial purchase amount invested in the Portfolio with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses.

Class A Shares
         Purchases of $50,000 or more of Class A Shares at the offering price carry reduced front-end sales charges and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Front-End Sales Charge Alternatives - Class A Shares in the Prospectus for the Fund Classes for a table illustrating reduced front-end sales charges. See also Special Purchase Features - Class A Shares, below, for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

         Certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of funds in the Delaware Investments family may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws.

Dealer's Commission
         As described in the Prospectus for the Fund Classes, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected. See Front-End Sales Charge Alternative - Class A Shares in the Prospectus for the Fund Classes for the applicable schedule and further details.


Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange in the Prospectus for the Fund Classes for a list of the instances in which the CDSC is waived.

         During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares, absent any applicable fee waiver, will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of the same Portfolio. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectus. Such conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes in the Prospectus for the Fund Classes.

Plans Under Rule 12b-1 for the Fund Classes
         Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a separate plan for each of the Class A Shares, Class B Shares and Class C Shares of each Portfolio (the "Plans"). Each Plan permits the relevant Portfolio to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class of shares to which the Plan applies. The Plans do not apply to Institutional Classes of shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of the Institutional Classes. Shareholders of the Institutional Classes may not vote on matters affecting the Plans.


         The Plans permit a Portfolio, pursuant to its Distribution Agreement, to pay out of the assets of Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.


         In addition, each Portfolio may make payments out of the assets of Class A Shares, Class B Shares and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.

         The maximum aggregate fee payable by a Portfolio under its Plans, and the Portfolios' Distribution Agreements, is on an annual basis, up to 0.30% of average daily net assets for the year of Class A Shares, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets for the year. The Trust's Board of Trustees may reduce these amounts at any time.


         Pursuant to Board action, the maximum aggregate fee payable by Class A Shares is 0.25%. While this describes the current basis for calculating the fees which will be payable under the Class A Shares Plans, such Plans permit a full 0.30% on all Class A Shares' assets to be paid at any time following appropriate Board approval.


         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A Shares, Class B Shares and Class C Shares would be borne by such persons without any reimbursement from such Fund Classes. Subject to seeking best price and execution, a Portfolio may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.


         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plans and the Distribution Agreements, as amended, have all been approved by the Board of Trustees of the Trust, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plans, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board of Trustees in the same manner as specified above.


         Each year, the trustees must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares and Class C Shares of each Portfolio and that there is a reasonable likelihood of the Plan relating to a Fund Class providing a benefit to that Class. The Plans and the Distribution Agreements, as amended, may be terminated with respect to a Class at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the outstanding voting securities of the relevant Fund Class. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the outstanding voting securities of the relevant Fund Class, as well as by a majority vote of those trustees who are not "interested persons." With respect to each Class A Shares' Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of that Portfolio's B Class.
Also, any other material amendment to the Plans must be approved by a majority vote of the trustees including a majority of the noninterested trustees of the Trust having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of trustees who are not "interested persons" of the Trust must be effected by the directors who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.


         For the fiscal period December 31, 1997 through September 30, 1998, payments from Balanced Portfolio A Class, Balanced Portfolio B Class and Balanced Portfolio C Class amounted to $384, $1,118 and $1,434, respectively. Such payments were used for the following purposes:


                                                Balanced Portfolio        Balanced Portfolio      Balanced Portfolio
                                                      A Class                 B Class                 C Class

Advertising                                                $6                   -----                   -----
Annual/Semi-Annual Reports                               $366                    $279                   -----
Broker Trails                                           -----                    $512                    $102
Broker Sales Charges                                    -----                    $270                    $643
Dealer Service Expenses                                 -----                     $46                    $177
Interest on Broker Sales Charges                        -----                   -----                    $512
Commissions to Wholesalers                              -----                   -----                   -----
Promotional-Broker Meetings                             -----                   -----                   -----
Promotional-Other                                       -----                   -----                   -----
Prospectus Printing                                       $12                   -----                   -----
Telephone                                               -----                   -----                   -----
Wholesaler Expenses                                     -----                     $11                   -----
Other                                                   -----                   -----                   -----

         For the fiscal period December 31, 1997 through September 30, 1998, payments from Growth Portfolio A Class, Growth Portfolio B Class and Growth Portfolio C Class amounted to $432, $1,786 and $183, respectively. Such payments were used for the following purposes:

                                                 Growth Portfolio        Growth Portfolio           Growth Portfolio
                                                      A Class                 B Class                 C Class

Advertising                                             -----                   -----                   -----
Annual/Semi-Annual Reports                               $430                   -----                   -----
Broker Trails                                           -----                    $446                     $47
Broker Sales Charges                                    -----                    $754                      $7
Dealer Service Expenses                                 -----                    $496                    $100
Interest on Broker Sales Charges                        -----                     $85                      $5
Commissions to Wholesalers                              -----                   -----                   -----
Promotional-Broker Meetings                             -----                      $5                   -----
Promotional-Other                                          $2                   -----                   -----
Prospectus Printing                                     -----                   -----                   -----
Telephone                                               -----                   -----                   -----
Wholesaler Expenses                                     -----                   -----                     $24
Other                                                   -----                   -----                   -----


         For the fiscal period December 31, 1997 through September 30, 1998, payments from Income Portfolio A Class, Income Portfolio B Class and Income Portfolio C Class amounted to $360, $77 and $84, respectively. Such payments were used for the following purposes:

                                                    Income Portfolio        Income Portfolio       Income Portfolio
                                                         A Class                 B Class                C Class

Advertising                                             -----                   -----                   -----
Annual/Semi-Annual Reports                               $360                   -----                   -----
Broker Trails                                           -----                     $21                     $10
Broker Sales Charges                                    -----                     $17                     $17
Dealer Service Expenses                                 -----                     $37                      $3
Interest on Broker Sales Charges                        -----                      $2                     $18
Commissions to Wholesalers                              -----                   -----                   -----
Promotional-Broker Meetings                             -----                   -----                   -----
Promotional-Other                                       -----                   -----                   -----
Prospectus Printing                                     -----                   -----                   -----
Telephone                                               -----                   -----                   -----
Wholesaler Expenses                                     -----                   -----                     $36
Other                                                   -----                   -----                   -----

Other Payments to Dealers -- Class A Shares, Class B Shares and Class C Shares
         From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the funds in the Delaware Investments family. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of funds in the Delaware Investments family.


Special Purchase Features -- Class A Shares

Buying Class A Shares at Net Asset Value
         Class A Shares may be purchased without a front-end sales charge under the Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.


         Current and former officers, trustees and employees of the Trust, any other fund in the Delaware Investments family, the Manager, or any of the Manager's affiliates and those that may in the future be created, legal counsel to the funds and registered representatives and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares of the Portfolios and any such class of shares of any of the other funds in the Delaware Investments family, including any fund that may be created, at the net asset value per share. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase Class A Shares at net asset value. Class A Shares may also be purchased at net asset value by current and former officers, directors and employees (and members of their families) of the Dougherty Financial Group LLC.

         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds in the Delaware Investments family. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates, may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as the Trust may reasonably require to establish eligibility for purchase at net asset value.

         Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers when they are not eligible to purchase shares of the Institutional Class of a Portfolio; and any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer that (i) has in excess of $500,000 of plan assets invested in Class A Shares of funds in the Delaware Investments family and any stable value product available through Delaware Investments, or (ii) is sponsored by an employer that has at any point after May 1, 1997 more than 100 employees while such plan has held Class A Shares of a Delaware Investments fund and such employer has properly represented to Retirement Financial Services, Inc. in writing thatit has the requisite number of employees, and received written confirmation back from Retirement Financial Services, Inc.

         Investors in Delaware Investments Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in the Delaware Investments family at net asset value.

         Purchases of Class A Shares at net asset value may also be made by bank sponsored retirement plans that are no longer eligible to purchase Institutional Class shares or purchase interests in a collective trust as a result of a change in the distribution arrangements.

         Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Investments fund account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.


         The Portfolios must be notified in advance that the trade qualifies for purchase at net asset value.


Letter of Intention
         The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or the Trust, which provides for the holding in escrow by the Transfer Agent of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of the Portfolios and of any class of any of the other mutual funds in the Delaware Investments family (except shares of any fund in the Delaware Investments family which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a fund which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter. For purposes of satisfying an investor's obligation under a Letter of Intention, Class B Shares and Class C Shares of a Portfolio and the corresponding classes of shares of other funds in the Delaware Investments family which offer such shares may be aggregated with Class A Shares of a Portfolio and the corresponding class of shares of the other funds in the Delaware Investments family.

         Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments in Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in funds in the Delaware Investments family that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of a Portfolio and other funds available from the Delaware Investments family which offer corresponding classes of shares may also be aggregated for this purpose.

Combined Purchases Privilege
         In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of the Portfolios, as well as shares of any other class of any of the other funds available from the Delaware Investments family (except shares of any funds in the Delaware Investments family which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a fund in the Delaware Investments family which carried a front-end sales charge, CDSC or Limited CDSC). In addition, assets held by investment advisory clients of the Manager or its affiliates in a stable value account may be combined with other Delaware Investments fund holdings.


         The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).


Right of Accumulation
         In determining the availability of the reduced front-end sales charge with respect to Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of a Portfolio, as well as shares of any other class of any of the other funds in the Delaware Investments family which offer such classes (except shares of any funds in the Delaware Investments family which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a fund in the Delaware Investments family which carried a front-end sales charge, CDSC or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $20,000 and subsequently purchases $30,000 at offering price of additional shares of Class A Shares, the charge applicable to the $50,000 purchase would currently be 4.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege
         Holders of Class A Shares of a Portfolio (and of the Institutional Classes holding shares which were acquired through an exchange from one of the other mutual funds in the Delaware Investments family offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in Class A Shares of that Portfolio or in Class A Shares of any of the other funds in the Delaware Investments family, subject to applicable eligibility and minimum purchase requirements, in states where shares of such other funds may be sold, at net asset value without the payment of a front-end sales charge. This privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Investments family offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of either Class B Shares or Class C Shares.


         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax adviser be consulted with respect to such transactions. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Investors should consult their financial advisers or the Transfer Agent, which also serves as the Portfolios' shareholder servicing agent, about the applicability of the Limited CDSC (see Contingent Deferred

Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Fund Classes' Prospectuses) in connection with the features described above.


Group Investment Plans
         Group Investment Plans that are not eligible to purchase shares of the Institutional Classes may also benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the Prospectus for the Fund Classes, based on total plan assets. If a company has more than one plan investing in the Delaware Investments family of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Portfolio in which the investment is being made at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement investment accounts of Delaware Investments if they so notify the Portfolio in connection with each purchase. See Retirement Plans for the Fund Classes under Investment Plans for information about retirement plans.

The Institutional Classes
         The Institutional Class of each Portfolio is available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager, or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager, or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.


         Shares of the Institutional Classes are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.

INVESTMENT PLANS

Reinvestment Plan/Open Account
         Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Classes in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions of the Institutional Classes are reinvested in the accounts of the holders of such shares (based on the net asset value in effect on the reinvestment date). A confirmation of each distribution from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.


         Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Portfolio and Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are madefor Class A Shares at the public offering price, and for Class B Shares, Class C Shares and Institutional Class shares at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Funds in the Delaware Investments Family
         Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A Shares, Class B Shares and Class C Shares may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Investments family, including the Portfolios, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses. See also Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares in the Prospectus for the Fund Classes.

         Subject to the following limitations, dividends and/or distributions from other funds in the Delaware Investments family may be invested in shares of the Portfolios, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares.


         Capital gains and/or dividend distributions to participants in the following retirement plans are automatically reinvested into the same Delaware Group fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans or 403(b)(7) or 457 Deferred Compensation Plans.


         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Electronic Fund Transfer
         Direct Deposit Purchase Plan -- Investors may arrange for a Portfolio to accept for investment through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan -- The Automatic Investing Plan enables shareholders to make regular monthly investments without writing checks. Shareholders may authorize, in advance, to make arrangements for their bank to withdraw a designated amount monthly directly from their checking account for deposit into their Portfolio account. This type of investment will be handled in either of the following two ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.


         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

                                  *     *     *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such Plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.


         Payments to a Portfolio from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Portfolio may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse a Portfolio.


Direct Deposit Purchases by Mail
         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Portfolio accounts. A Portfolio will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Trust for proper instructions.


Wealth Builder Option
         Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds available from the Delaware Investments family. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds available from the Delaware Investments family through the Wealth Builder Option. See Wealth Builder Option and Redemption and Exchange in the Prospectuses for the Fund Classes.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds available from the Delaware Investments family, subject to the conditions and limitations set forth in the Fund Classes' Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.


         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Classes.


Asset Planner
         To invest in funds in the Delaware Investments family using the Asset Planner asset allocation service, you should complete an Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisers or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in funds in the Delaware Investments family. With the help of a financial adviser, you may also design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange in the Prospectus. Also see Buying Class A Shares at Net Asset Value under Classes of Shares in the Prospectus for the Fund Classes. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A Shares, Class B Shares and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of a Portfolio and of other funds in the Delaware Investments family may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Investments funds.

         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number.

         Investors will receive a customized quarterly Strategy Report summarizing all Delaware Group Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.


Retirement Plans for the Fund Classes
         An investment in either Portfolio may be suitable for tax-deferred retirement plans. Delaware Investments offers a full spectrum of retirement plans, including the 401(k) Deferred Compensation Plan, Individual Retirement Account ("IRA"), and the new Roth IRA.

         Among the retirement plans that Delaware Investments offers, Class B Shares are available only by Individual Retirement Accounts, SIMPLE IRAs, Roth IRAs, Education IRAs, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, and 403(b)(7) and 457 Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange in the Prospectus for the Fund Classes for a list of the instances in which the CDSC is waived.


         Purchases of Class B Shares are subject to a maximum purchase limitation of $250,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

         Minimum investment limitations generally applicable to other investors do not apply to retirement plans, other than Individual Retirement Accounts for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such plans.

         Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Classes. See The Institutional Classes, above. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

         It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

         Taxable distributions from the retirement plans may be subject to withholding.

         Please contact your investment dealer or the Distributor for the special application forms required for the plans.


Prototype Profit Sharing or Money Purchase Pension Plans
         Prototype Plans are available for self-employed individuals, partnerships, corporations and other eligible forms of organizations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A Shares and Class C Shares.

Individual Retirement Account ("IRA")
         A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year; however, participation may be restricted based on certain income limits.

IRA Disclosures
         The 1997 Act provides new opportunities for investors. Individuals have five types of tax-favored IRA accounts that can be utilized depending on the individual's circumstances. A new Roth IRA and Education IRA are available in addition to the existing deductible IRA and non-deductible IRA.

Deductible and Non-deductible IRAs
         An individual can contribute up to $2,000 in his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income ("AGI") and whether the taxpayer is an active participant in an employer sponsored retirement plan. Even if a taxpayer is an active participant in an employer sponsored retirement plan, the full $2,000 is still available if the taxpayer's AGI is below $30,000 ($50,000 for taxpayers filing joint returns) for years beginning after December 31, 1997. A partial deduction is allowed for married couples with income between $50,000 and $60,000, and for single individuals with incomes between $30,000 and $40,000. These income phase-out limits reach $80,000-$100,000 in 2007 for joint filers and $50,000-$60,000 in 2005 for single filers. No deductions are available for contributions to IRAs by taxpayers whose AGI after IRA deductions exceeds the maximum income limit established for each year and who are active participants in an employer sponsored retirement plan.

         Taxpayers who are not allowed deductions on IRA contributions still can make non-deductible IRA contributions of as much as $2,000 for each working spouse and defer taxes on interest or other earnings from the IRAs.

         Under the new law, a married individual is not considered an active participant in an employer sponsored retirement plan merely because the individual's spouse is an active participant if the couple's combined AGI is below $150,000. The maximum deductible IRA contribution for a married individual who is not an active participant, but whose spouse is, is phased out for combined AGI between $150,000 and $160,000.

Conduit (Rollover) IRAs
         Certain individuals who have received or are about to receive eligible rollover distributions from an employer-sponsored retirement plan or another IRA may rollover the distribution tax-free to a Conduit IRA. The rollover of the eligible distribution must be completed by the 60th day after receipt of the distribution; however, if the rollover is in the form of a direct trustee-to-trustee transfer without going through the distributee's hand, the 60-day limit does not apply.

         A distribution qualifies as an "eligible rollover distribution" if it is made from a qualified retirement plan, a 403(b) plan or another IRA and does not constitute one of the following:

         (i) Substantially equal periodic payments over the employee's life or life expectancy or the joint lives or life expectancies of the employee and his/her designated beneficiary;

         (ii) Substantially equal installment payments for a period certain of 10 or more years;

         (iii) A distribution, all of which represents a required minimum distribution after attaining age 70 1/2;

         (iv) A distribution due to a Qualified Domestic Relations Order to an alternate payee who is not the spouse (or former spouse) of the employee; and

         (v) A distribution of after-tax contributions which is not includable in income.

Roth IRAs
         For taxable years beginning after December 31, 1997, non-deductible contributions of up to $2,000 per year can be made to a new Roth IRA. As a result of the Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Act"), the $2,000 annual limit will not be reduced by any contributions to a deductible or nondeductible IRA for the same year. The maximum contribution that can be made to a Roth IRA is phased out for single filers with AGI between $95,000 and $110,000, and for couples filing jointly with AGI between $150,000 and $160,000. Qualified distributions from a Roth IRA would be exempt from federal taxes. Qualified distributions are distributions (1) made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA and (2) that are (a) made on or after the date on which the individual attains age 59 1/2, (b) made to a beneficiary on or after the death of the individual, (c) attributed to the individual being disabled, or (d) for a qualified special purpose (e.g., first time homebuyer expenses).

         Distributions that are not qualified distributions would always be tax-free if the taxpayer is withdrawing contributions, not accumulated earnings.

         Taxpayers with AGI of $100,000 or less are eligible to convert an existing IRA (deductible, nondeductible and conduit) to a Roth IRA. Earnings and contributions from a deductible IRA are subject to a tax upon conversion; however, no 10% excise tax for early withdrawal would apply. If the conversion is done prior to January 1, 1999, then the income from the conversion can be included in income ratably over a four-year period beginning with the year of conversion.

Education IRAs
         For taxable years beginning after December 31, 1997, an Education IRA has been created exclusively for the purpose of paying qualified higher education expenses. Taxpayers can make non-deductible contributions up to $500 per year per beneficiary. The $500 annual limit is in addition to the $2,000 annual contribution limit applicable to IRAs and Roth IRAs. Eligible contributions must be in cash and made prior to the date the beneficiary reaches age 18. Similar to the Roth IRA, earnings would accumulate tax-free. There is no requirement that the contributor be related to the beneficiary, and there is no limit on the number of beneficiaries for whom one contributor can establish Education IRAs. In addition, multiple Education IRAs can be created for the same beneficiaries, however, the contribution limit of all contributions for a single beneficiary cannot exceed $500 annually.

         This $500 annual contribution limit for Education IRAs is phased out ratably for single contributors with modified AGI between $95,000 and $110,000, and for couples filing jointly with modified AGI of between $150,000 and $160,000. Individuals with modified AGI above the phase-out range are not allowed to make contributions to an Education IRA established on behalf of any other individual.

         Distributions from an Education IRA are excludable from gross income to the extent that the distribution does not exceed qualified higher education expenses incurred by the beneficiary during the year the distribution is made regardless of whether the beneficiary is enrolled at an eligible educational institution on a full-time, half-time, or less than half-time basis.

         Any balance remaining in an Education IRA at the time a beneficiary becomes 30 years old must be distributed, and the earnings portion of such a distribution will be includible in gross income of the beneficiary and subject to an additional 10% penalty tax if the distribution is not for qualified higher educations expenses. Tax-free (and penalty-free) transfers and rollovers of account balances from one Education IRA benefiting one beneficiary to another Education IRA benefiting a different beneficiary (as well as redesignations of the named beneficiary) is permitted, provided that the new beneficiary is a member of the family of the old beneficiary and that the transfer or rollover is made before the time the old beneficiary reaches age 30 and the new beneficiary reaches age 18.

         A company or association may establish a Group IRA or Group Roth IRA for employees or members who want to purchase shares of the Fund.

         Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. For information concerning the applicability of a CDSC upon redemption of Class B Shares and Class C Shares, see Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares in the Prospectus for the Fund Classes.

         Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks. In addition, effective January 1, 1998, the new law allows for premature distribution without a 10% penalty if (i) the amounts are used to pay qualified higher education expenses (including graduate level courses) of the taxpayer, the taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse, or (ii) used to pay acquisition costs of a principle residence for the purchase of a first-time home by the taxpayer, taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse. A qualified first-time homebuyer is someone who has had no ownership interest in a residence during the past two years. The aggregate amount of distribution for first-time home purchases cannot exceed a lifetime cap of $10,000.

Simplified Employee Pension Plan ("SEP/IRA")
         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes is available for investment by a SEP/IRA.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
         Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may continue to be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.

Prototype 401(k) Defined Contribution Plan
         Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Effective January 1, 1997, non-governmental tax-exempt organizations may establish 401(k) plans. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares and Class C Shares or certain other funds in the Delaware Investments family. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectus for the Fund Classes.

Deferred Compensation Plan for Public Schools and Non-Profit Organizations
         ("403(b)(7)")
         Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase shares of any of the Classes in conjunction with such an arrangement. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectus for the Fund Classes.

Deferred Compensation Plan for State and Local Government Employees ("457")
         Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of the Fund. Although investors may use their own plan, there is available a Delaware Investments 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table in the Prospectus for the Fund Classes.

SIMPLE IRA
         A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis. A SIMPLE IRA is available only to plan sponsors with 100 or fewer employees.

SIMPLE 401(k)
         A SIMPLE 401(k) is like a regular 401(k) except that it is available only to plan sponsors 100 or fewer employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.

DETERMINING OFFERING PRICE AND NET ASSET VALUE


         Orders for purchases of Class A Shares are effected at the offering price next calculated by the Portfolio in which shares are being purchased after receipt of the order by the Portfolio , its agent or certain other authorized persons. See Distribution and Service under Asset Allocation Agreements. Orders for purchases of Class B Shares, Class C Shares and Institutional Class
Shares are effected at the net asset value per share next calculated after receipt of the order by the Portfolio in which shares are being purchased , its agent or certain other authorized persons. Selling dealers have the responsibility of transmitting orders promptly.

         The offering price for Class A Shares consists of the net asset value per share plus any applicable sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m.Eastern time) on days when the Exchange is open. The New
York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for days on which the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Portfolios will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, is included in each Portfolio's financial statements and is incorporated by reference into Part B.

         Each Portfolio's net asset value per share is computed by adding the value of all the securities and other assets in the portfolio, deducting any liabilities and dividing by the number of shares outstanding. Expenses and fees are accrued daily. In determining a Portfolio's total net assets, portfolio securities listed or traded on a national securities exchange, except for bonds, are valued at the last sale price on the exchange upon which such securities are primarily traded. Securities not traded on a particular day, over-the-counter securities and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign currencies and the prices of foreign securities denominated in foreign currencies are translated to U.S. Dollars based on rates in effect as of 12 p.m.Eastern time. Use of a pricing service has been approved by the Board of Trustees. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If no quotations are available, all other securities and assets are valued at fair value as determined in good faith and in a method approved by the Board of Trustees.

         Each Class of each Portfolio will bear, pro-rata, all of the common expenses of its respective Portfolio. The net asset values of all outstanding shares of each class of a Portfolio will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Portfolio represented by the value of shares of that class. All income earned and expenses incurred by a Portfolio will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in that Portfolio represented by the value of shares of such Classes, except that the Institutional Class will not incur any of the expenses under the Trust's 12b-1 Plans and Class A Shares, Class B Shares and Class C Shares of each Portfolio alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the NAV of each class of a Portfolio will vary.

REDEMPTION AND REPURCHASE


         Any shareholder may require a Portfolio to redeem shares by sending a written request, signed by the record owner or owners exactly as the shares are registered, to the Portfolio at 1818 Market Street, Philadelphia, PA 19103. In addition, certain expedited redemption methods described below are available when stock certificates have not been issued. Certificates are issued for Class A Shares and Institutional Class shares only if a shareholder specifically requests them. Certificates are not issued for Class B Shares or Class C Shares. If stock certificates have been issued for shares being redeemed, they must accompany the written request. For redemptions of $50,000 or less paid to the shareholder at the address of record, the request must be signed by all owners of the shares or the investment dealer of record, but a signature guarantee is not required. When the redemption is for more than $50,000, or if payment is made to someone else or to another address, signatures of all record owners are required and a signature guarantee may be required. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a securities transfer association medallion program ("STAMP"). A signature guarantee cannot be provided by a notary public. A signature guarantee is designed to protect the shareholders, the Trust and its agents from fraud. Each Portfolio reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Portfolios may request further documentation from corporations, retirement plans, executors, administrators, trustees or guardians.

         In addition to redemption of Portfolio shares, the Distributor, acting as agent of the Portfolios, offers to repurchase Portfolio shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the respective Portfolio , its agent or certain other authorized persons, subject to any applicable CDSC or Limited CDSC. See Distribution and Service under Asset Allocation Agreements. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Portfolios and the Distributor end their business days at 5 p.m.Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.


         Orders for the repurchase of Portfolio shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.


         Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Prospectus for the Fund Classes. Class B Shares are subject to a CDSC of: (i) 5% if shares are redeemed during the first year after purchase; (ii) 4% if shares are redeemed during the second year after purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter. Class C

Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares in the Prospectus for the Fund Classes. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes, there is currently a $7.50 bank wiring cost, neither the Portfolios nor the Portfolios' Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

         Payment for shares redeemed will ordinarily be mailed the next business day, but no later than seven days, after receipt of a redemption request in good order by a Portfolio or certain other authorized persons (see Distribution and Service under Asset Allocation Agreements); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

         Each Portfolio will process written or telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. A Portfolio will honor redemption requests as to shares for which a check was tendered as payment, but a Portfolio will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared. The hold period against a recent purchase may be up to but not in excess of 15 days, depending upon the origin of the investment check. Dividends will continue to be earned until the redemption is processed. This potential delay can be avoided by making investments by wiring Federal Funds.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, a Portfolio involved will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to a Portfolio or to the Distributor.


         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Portfolio of securities owned by it is not reasonably practical, or it is not reasonably practical for a Portfolio fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, a Portfolio may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.


         Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Portfolio is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Portfolio during any 90-day period for any one shareholder.


         The value of a Portfolio's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Portfolio may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

Small Accounts
         Before a Portfolio involuntarily redeems shares from an account that, under the circumstances listed in the relevant Prospectus, has remained below the minimum amounts required by the Portfolio's Prospectuses and sends the proceeds to the shareholder, the shareholder will be notified in writing that the value of the shares in the account is less than the minimum required by the Prospectuses and will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum. See The Conditions of Your Purchase under How to Buy Shares in the Prospectuses. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption. No CDSC or Limited CDSC will apply to the redemptions described in this paragraph.


                              *     *     *

         Each Portfolio has made available certain redemption privileges, as described below. The Portfolios reserve the right to suspend or terminate these expedited payment procedures upon 60 days' written notice to shareholders.

Expedited Telephone Redemptions
         Shareholders of the Fund Classes or their investment dealers of record wishing to redeem any amount of shares of $50,000 or less for which certificates have not been issued may call the Shareholder Service Center at 800-523-1918 or, in the case of shareholders of the Institutional Classes, their Client Services Representative at 800-828-5052 prior to the time the offering price and net asset value are determined, as noted above, and have the proceeds mailed to them at the address of record. Checks payable to the shareholder(s) of record will normally be mailed the next business day, but no later than seven days, after the receipt of the redemption request. This option is only available to individual, joint and individual fiduciary-type accounts.

         In addition, redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check by calling the phone numbers listed above. An authorization form must have been completed by the shareholder and filed with the relevant Portfolio before the request is received. Payment will be made by wire or check to the bank account designated on the authorization form as follows:


1. Payment by Wire: Request that Federal Funds be wired to the bank account designated on the authorization form. Redemption proceeds will normally be wired on the next business day following receipt of the redemption request. There is a $7.50 wiring fee (subject to change) charged by First Union National Bank which will be deducted from the withdrawal proceeds each time the shareholder requests a redemption from Class A Shares, Class B Shares and Class C Shares. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account.


2. Payment by Check: Request a check be mailed to the bank account designated on the authorization form. Redemption proceeds will normally be mailed the next business day, but no later than seven days, from the date of the telephone request. This procedure will take longer than the Payment by Wire option (1 above) because of the extra time necessary for the mailing and clearing of the check after the bank receives it.

         Redemption Requirements: In order to change the name of the bank and the account number it will be necessary to send a written request to the relevant Portfolio and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. The Portfolios reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness.

         To reduce the shareholder's risk of attempted fraudulent use of the telephone redemption procedure, payment will be made only to the bank account designated on the authorization form.

         If expedited payment under these procedures could adversely affect a Portfolio, the Portfolio may take up to seven days to pay the shareholder.

         Neither the Portfolios nor the Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Portfolio shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Portfolio will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Portfolio or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by shareholders of the Fund Classes are generally tape recorded. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.


Systematic Withdrawal Plans
         Shareholders of Class A Shares, Class B Shares and Class C Shares of who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Portfolios do not recommend any specific amount of withdrawal. This $5,000 minimum does not apply for a Portfolio's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of a Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital and the share balance may, in time, be depleted, particularly in a declining market.


         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.


         Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in funds in the Delaware Investments family which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. Redemptions of Class B Shares or Class C Shares pursuant to a Systematic Withdrawal Plan may be subject to a CDSC, unless the annual amount selected to be withdrawn is less than 12% of the account balance on the date that the Systematic Withdrawal Plan was established. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares and Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange in the Prospectus for the Fund Classes. Shareholders should consult their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.


         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Portfolios reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

         The Systematic Withdrawal Plan is not available for the Institutional Classes.

DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS

         The Income and Balanced Portfolios will normally make payments from net investment income, if any, on a quarterly basis. The Growth Portfolio will normally make payments from net investment income, if any, on a annual basis. Payments from net realized securities profits of a Portfolio, if any, will normally be distributed annually in the quarter following the close of the fiscal year.

         Each Class of shares of a Portfolio will share proportionately in the investment income and expenses of that Portfolio, except that Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

         Dividends are automatically reinvested in additional shares of the same Class of the respective Portfolio at net asset value, unless, in the case of shareholders of the Fund Classes, an election to receive dividends in cash has been made. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above.

         Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Portfolio may deduct from a shareholder's account the costs of the Portfolio's effort to locate a shareholder if a shareholder's mail is returned by the United States Post Office or the Portfolio is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

TAXES

         Dividends from investment income and short-term capital gains distributions are treated by shareholders as ordinary income for federal income tax purposes. Distributions of long-term capital gains, if any, are taxable to shareholders as long-term capital gains, regardless of the length of time an investor has held such shares, and these gains are currently taxed at long-term capital gain rates described below. The tax status of dividends and distributions paid to shareholders will not be affected by whether they are paid in cash or in additional shares. Persons not subject to tax will not be required to pay taxes on distributions. Each Portfolio is treated as a single tax entity and capital gains for each Portfolio will be calculated separately.


         A portion of each Portfolio's dividends may qualify for the dividends-received deduction for corporations provided in the federal income tax law. The portion of dividends paid by a Portfolio that so qualifies will be designated each year in a notice mailed to a Portfolio's shareholders, and cannot exceed the gross amount of dividends received by a Portfolio from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of a Portfolio if the Portfolio was a regular corporation. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Under the 1997 Act, the amount that a Portfolio may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by a Portfolio were debt-financed or held by a Portfolio for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date. Similarly, if your Portfolio shares are debt-financed or held by you for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date, then the dividends-received deduction for Portfolio dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Advice as to the tax status of each year's dividends and distributions, when paid, will be mailed annually. For the period December 31, 1997 through September 30, 1998, none of the Portfolios' dividends from net investment income qualified for the dividends-received deduction.

         Under the 1997 Act, as revised by the 1998 Act and the Omnibus Consolidated and Emergency Supplemental Appropriations Act , a Portfolio is required to track its sales of portfolio securities and to report its capital gain distributions to you according to the following categories of holding periods:

         "Mid-term capital gains" or "28 percent rate gain": securities sold by a Portfolio after July 28, 1997 that were held more than one year but not more than 18 months. These gains will be taxable to individual investors at a maximum rate of 28%. This category of gains applied only to gains and distributions in 1997.

         "1997 Act long-term capital gains" or "20 percent rate gain": securities sold between May 7, 1997 and July 28, 1997 that were held for more than 12 months, and securities sold by the Portfolio after July 28, 1997 that were held for more than 18 months. As revised by the 1998 Act, this rate applies to securities held for more than 12 months and sold in tax years beginning after December 1, 1997. These gains will be taxable to individual investors at a maximum rate of 20% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 10% for investors in the 15% federal income tax bracket. The Omnibus Consolidated and Emergency Supplemental Appropriations Act passed in October of

         1998 included technical corrections to the 1998 Act. The effect of this correction is that essentially all capital gain distributions paid to shareholders during 1998 will be taxed at a maximum rate of 20%.

         "Qualified 5-year gains": For individuals in the 15% bracket, qualified 5-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individual who are subject to tax at higher rate brackets, qualified 5-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than 5 years. Taxpayers subject to tax at a higher rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares in order to qualify such shares as qualified 5-year property. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax bracket when sold after the five year holding period.

         Each Portfolio has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, each Portfolio will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies other requirements relating to the sources of its income and diversification of its assets. In order to qualify as a regulated investment company for federal income tax purposes, each Portfolio must meet certain specific requirements, including:

(i) Each Portfolio must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of a Portfolio's total assets, and, with respect to 50% of a Portfolio's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of a Portfolio's total assets;

(ii) Each Portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock and securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and

(iii) Each Portfolio must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

         The Code requires each Portfolio to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the 12 month period ending October 31 (in addition to amounts from the prior year that were neither distributed nor taxed to a Portfolio) to shareholders by December 31 of each year in order to avoid federal excise taxes. Each Portfolio intends as a matter of policy to declare and pay sufficient dividends in December or January

(which are treated by shareholders as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

         The straddle rules of Section 1092 may apply. Generally, the straddle provisions require the deferral of losses to the extent of unrecognized gains related to the offsetting positions in the straddle. Excess losses, if any, can be recognized in the year of loss. Deferred losses will be carried forward and recognized in the year that unrealized losses exceed unrealized gains or when the offsetting position is sold.

         The 1997 Act has also added new provisions for dealing with transactions that are generally called "Constructive Sale Transactions." Under these rules, a Portfolio must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. Each Portfolio will generally be treated as making a constructive sale when it: 1) enters into a short sale on the same or substantially identical property; 2) enters into an offsetting notional principal contract; or 3) enters into a futures or forward contract to deliver the same or substantially identical property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

         Investment in Foreign Currencies and Foreign Securities--Each Portfolio is authorized to invest certain limited amounts in foreign securities. Such investments, if made, will have the following additional tax consequences to a
Portfolio:

         Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Portfolio accrues income (including dividends), or accrues expenses which are denominated in a foreign currency, and the time a Portfolio actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, forward contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of its disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Portfolio's net investment company taxable income, which, in turn, will affect the amount of income to be distributed to you by such Portfolio.

         If a Portfolio's Section 988 losses exceed such Portfolio's other investment company taxable income during a taxable year, a Portfolio generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions for federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your Portfolio shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your Portfolio shares will be treated as capital gain to you.

         The 1997 Act generally requires that foreign income be translated into U.S. dollars at the average exchange rate for the tax year in which the transactions are conducted. Certain exceptions apply to taxes paid more than two years after the taxable year to which they relate. This new law may require a

Portfolio to track and record adjustments to foreign taxes paid on foreign securities in which it invests. Under a Portfolio's current reporting procedure, foreign security transactions are recorded generally at the time of each transaction using the foreign currency spot rate available for the date of each transaction. Under the new law, a Portfolio will be required to record at fiscal year end (and at calendar year end for excise tax purposes) an adjustment that reflects the difference between the spot rates recorded for each transaction and the year-end average exchange rate for all of a Portfolio's foreign securities transactions. There is a possibility that the mutual fund industry will be given relief from this new provision, in which case no year-end adjustments will be required.

         Each Portfolio may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the total assets of a Portfolio at the end of its fiscal year are invested in securities of foreign corporations, such Portfolio may elect to pass-through to you your pro rata share of foreign taxes paid by such Portfolio. If this election is made, you will be: (i) required to include in your gross income your pro rata share of foreign source income (including any foreign taxes paid by a Portfolio); and
(ii) entitled to either deduct your share of such foreign taxes in computing your taxable income or to claim a credit for such taxes against your U.S. income tax, subject to certain limitations under the Code. You will be informed by a Portfolio at the end of each calendar year regarding the availability of any such foreign tax credits and the amount of foreign source income (including any foreign taxes paid by such Portfolio). If a Portfolio elects to pass-through to you the foreign income taxes that it has paid, you will be informed at the end of the calendar year of the amount of foreign taxes paid and foreign source income that must be included on your federal income tax return. If a Portfolio invests 50% or less of its total assets in securities of foreign corporations, it will not be entitled to pass-through to you your pro-rata shares of foreign taxes paid by such Portfolio. In this case, these taxes will be taken as a deduction by a Portfolio, and the income reported to you will be the net amount after these deductions. The 1997 Act also simplifies the procedures by which investors in funds that invest in foreign securities can claim tax credits on their individual income tax returns for the foreign taxes paid by a Portfolio. These provisions will allow investors who pay foreign taxes of $300 or less on a single return or $600 or less on a joint return during any year (all of which must be reported on IRS Form 1099-DIV from a Portfolio to the investor) to claim a tax credit against their U.S. federal income tax for the amount of foreign taxes paid by a Portfolio. This process will allow you, if you qualify, to bypass the burdensome and detailed reporting requirements on the foreign tax credit schedule (Form 1116) and report your foreign taxes paid directly on page 2 of Form 1040. You should note that this simplified procedure will not be available until calendar year 1998.

         Investment in Passive Foreign Investment Company Securities--Each Portfolio may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Portfolio receives an "excess distribution" with respect to PFIC stock, such Portfolio itself may be subject to U.S. federal income tax on a portion of the distribution, whether or not the corresponding income is distributed by that Fund to you. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Portfolio held the PFIC shares. A Portfolio itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Portfolio taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by a Portfolio. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distribution might have been classified as capital gain. This may have the effect of increasing Portfolio distributions to you that are treated as ordinary dividends rather than long-term capital gain dividends.

         A Portfolio may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, such Portfolio generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC during such period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, the 1997 Act provides for another election that would involve marking-to-market a Portfolio's PFIC shares at the end of each taxable year (and on certain other dates as prescribed in the Code), with the result that unrealized gains would be treated as though they were realized. A Portfolio would also be allowed an ordinary deduction for the excess, if any, of the adjusted basis of its investment in the PFIC stock over its fair market value at the end of the taxable year. This deduction would be limited to the amount of any net mark-to-market gains previously included with respect to that particular PFIC security. If a Portfolio were to make this second PFIC election, tax at the Portfolio level under the PFIC rules would generally be eliminated.

         The application of the PFIC rules may affect, among other things, the amount of tax payable by a Portfolio (if any), the amounts distributable to you by such Portfolio, the time at which these distributions must be made, and whether these distributions will be classified as ordinary income or capital gain distributions to you.

         You should be aware that it is not always possible at the time shares of a foreign corporation are acquired to ascertain that the foreign corporation is a PFIC, and that there is always a possibility that a foreign corporation will become a PFIC after the Fund acquires shares in that corporation. While a Portfolio will generally seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will do so and it reserves the right to make such investments as a matter of its fundamental investment policy.

         Most foreign exchange gains are classified as ordinary income which will be taxable to you as such when distributed. Similarly, you should be aware that any foreign exchange losses realized by a Portfolio, including any losses realized on the sale of foreign debt securities, are generally treated as ordinary losses for federal income tax purposes. This treatment could increase or reduce a Portfolio's income available for distribution to you, and may cause some or all of such Portfolio's previously distributed income to be classified as a return of capital.


         Shareholders will be notified annually by the Trust as to the federal income tax status of dividends and distributions paid by their Portfolio.

         In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes. Because shareholders' state and local taxes may be different than the federal taxes described above, shareholders should consult their own tax advisers.

         See also Other Tax Requirements under Accounting and Tax Issues in this Part B.

ASSET ALLOCATION AGREEMENTS

         The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to the Portfolios, subject to the supervision and direction of the Trust's Board of Trustees.


         The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On September 30, 1998, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $40 billion in assets in the various institutional or separately managed (approximately $23,666,360,000) and investment company (approximately $17,194,990,000) accounts.


         The Asset Allocation Agreement for each Portfolio is dated December 18, 1997 and was approved by the initial shareholder on December 31, 1997. Each Agreement has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio to which the Agreement relates, and only if the terms and the renewal thereof have been approved by the vote of a majority of the trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement is terminable without penalty on 60 days' notice by the trustees of the Trust or by the Manager. Each Agreement will terminate automatically in the event of its assignment.

         The Manager is paid an annual Asset Allocation Fee equal to 0.25% (currently waived to 0.10%) of average daily net assets of each of the Portfolios.


         On September 30, 1998, the total net assets of the Balanced Portfolio, Growth Portfolio and Income Portfolio were $2,122,001, $1,553,562, and $596,186, respectively. Investment management fees incurred, paid and waived for the fiscal period December 31, 1997 through September 30, 1998 with respect to each Portfolio follows:

Balanced Portfolio                                  $623 earned
                                                     $-0- paid
                                                    $623 waived

Growth Portfolio                                    $522 earned
                                                     $-0- paid
                                                    $522 waived

Income Portfolio                                    $244 earned
                                                     $-0- paid
                                                    $244 waived

         Under the general supervision of the Board of Directors, the Manager makes all investment decisions which are implemented by the Portfolios. The Manager pays the salaries of all directors, officers and employees who are affiliated with both the Manager and the Portfolios.


         Except for those expenses borne by the Manager under the Asset Allocation Agreements and the Distributor under the Distribution Agreements, the Portfolios are responsible for all of their own expenses.

Among others, these include a Portfolio's proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

         The Manager has elected voluntarily to waive that portion, if any, of the annual Asset Allocation Fees payable by the Portfolios and to pay the Portfolios' expenses to the extent necessary to ensure that the "Total Operating Expenses" of the Portfolios do not exceed 0.55% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and applicable 12b-1 expenses) through June 30, 1999.

Distribution and Service
         The Distributor, Delaware Distributors, L.P., located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor of each Portfolio's shares under separate Distribution Agreements. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by each Portfolio on behalf of its Class A Shares, Class B Shares and Class C Shares under their respective 12b-1 Plan.
The Distributor is an indirect, wholly owned subsidiary of DMH, Inc.

         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as the Portfolios' shareholder servicing, dividend disbursing and transfer agent pursuant to a Shareholders Services Agreement dated December 18, 1997. The Transfer Agent also provides accounting services to the Portfolios pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

         The Portfolios have authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Portfolios. For purposes of pricing, the Portfolios will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a broker or agent.

OFFICERS AND TRUSTEES

         The business and affairs of the Trust are managed under the direction of its Board of Trustees.


         Certain officers and directors of the Trust hold identical positions in each of the other funds in the Delaware Investments family. On October 31, 1998, the Trust's officers and trustees owned less than 1% of the outstanding shares of Class A Shares, Class B Shares, Class C Shares and the Institutional Class.

         As of October 31, 1998, management believes the following accounts held 5% or more of the outstanding shares of a Class of the Portfolios. With the exception of DMC Profit Sharing Plans, the Portfolios have no knowledge of beneficial ownership.


Class                    Name of Address of Account                         Share Amount             Percentage
-----                    --------------------------                         ------------             ----------

Income Portfolio         Shiawassee Community TCH CU MPPP                       9,645                  18.84%
Class A Shares           Attn: Retirement Plans
                         1818 Market Street
                         Philadelphia, PA 19103

                         Profit Sharing Plan for Richard Scott                  9,236                  18.04%
                         For the Benefit of Richard Scott
                         P.O. Box 80845 - College Station
                         Fairbanks, AK 99708

                         Pension Plan for Richard Scott                         8,081                  15.79%
                         For the Benefit of Richard Scott
                         P.O. Box 80845 - College Station
                         Fairbanks, AK 99708

                         Florence Wiseman                                       6,910                  13.50%
                         904 East King Street
                         Owosso, MI 48867

                         Waltz Brothers 401(k) Plan                             5,800                  11.33%
                         Attn: Retirement Plans
                         1818 Market Street
                         Philadelphia, PA 19103

                         Anna M. Garber                                         5,251                  10.26%
                         92 Strasburg Pike
                         Lancaster, PA 17602

                         Blast, Inc. 401(k) Plan                                4,462                   8.71%
                         Attn: Retirement Plans
                         1818 Market Street
                         Philadelphia, PA 19103

                         J. Mark Waltz                                          4,151                   8.11%
                         1833 West Crescent
                         Park Ridge, IL 60068

                         Cappy E. Sumler                                        4,120                   8.05%
                         1510 East 81st
                         Kansas, MO 64131

                         Kay Prezzato                                           2,708                   5.29%
                         400 Gilbert St.
                         Owosso, MI 48867

Income Portfolio         R. James Benninghoff                                   2,508                  67.28%
Class B Shares           5601 Cold Water Road
                         Fort Wayne, IN 46825


Class                    Name of Address of Account                         Share Amount             Percentage
-----                    --------------------------                         ------------             ----------

                         Arden L. Nicholls, TTEE                                356                     9.54%
                         Arden L. Nicholls Family Trust
                         195 East Edgehill Drive
                         Providence, UT 84332

                         The SIMPLE IRA Account of                              305                     8.17%
                         Roberts Photography, Inc.
                         Amy L. Roberts
                         1414 Lakeland Cv.
                         Fort Wayne, IN 46825

                         The Roth IRA of Philip R. Bader                        242                     6.47%
                         1184 West Sutton Road
                         Metamora, MI 48455

                         The Roth IRA of Susan C. Bader                         242                     6.47%
                         1184 West Sutton Road
                         Metamora, MI 48455

Income Portfolio         M. Pauline Wissler                                   3,697                    30.07%
Class C Shares           227 Millwood Road
                         Lancaster, PA 17602

                         H. Dale Zimmerman                                    2,258                    18.36%
                         Norma J. Zimmerman JT WROS
                         775 Stone Hill Road
                         Shoemakersville, PA 19555

                         Ruby D. Miller                                       1,919                    15.60%
                         6451 County Road
                         Millersburg, OH 44654

                         DMTC Custodian for the IRA of                        1,578                    12.83%
                         Amos A. Bricker
                         2754 Mount Pleasant Road
                         Mount Joy, PA 17552

Income Portfolio         Delaware Management Business Trust                   5,972                   100.00%
Institutional Class      Attn: Joseph Hastings
                         1818 Market Street, Ste. 1600
                         Philadelphia, PA 19103


Class                    Name of Address of Account                         Share Amount             Percentage
-----                    --------------------------                         ------------             ----------
Balanced Portfolio       John J. Hoober 401(k) Plan                            64,032                  33.49%
Class A Shares           Attn: Retirement Plans
                         1818 Market Street
                         Philadelphia, PA 19103

                         Glenn A. Shively and                                  28,350                  14.83%
                         Deborah Z. Shively, JT WROS
                         1401 Le Boutillier Road
                         Malvern, PA 19355

                         Shiawassee Community TCH CU MPPP                      17,656                   9.23%
                         Attn: Retirement Plans
                         1818 Market Street
                         Philadelphia, PA 19103

                         David L. Martin                                       14,864                   7.78%
                         c/o John J. Hoober, Inc.
                         Box 39
                         3216 Mill Lane
                         Gordonville, PA 17529

                         Blast, Inc. 401(k) Plan                               13,967                   7.30%
                         Attn: Retirement Plans
                         1818 Marker Street
                         Philadelphia, PA 19103

                         Jeffrey D. Martin                                     13,091                   6.85%
                         c/o John J. Hoober, Inc.
                         Box 39
                         3216 Mill Lane
                         Gordonville, PA 17529


                         NFSC/FMTC IRA                                          9,585                   5.01%
                         For the Benefit of Jan B. Buckingham
                         1102 Glenwood Avenue
                         Nashville, TN 37204

Balanced Portfolio       Sarah A. Anthony                                       9,148                  16.57%
Class B Shares           RR 3 Box 137
                         Kunkletown, PA 18058

                         Attn: Mutual Funds                                     9,086                  16.46%
                         BHC Securities, Inc.
                         One Commerce Square
                         2005 Market Street - Ste. 1200
                         Philadelphia, PA 19103

                         DMTC For the Rollover IRA of                           5,451                   9.87%
                         Dewey H. Moon
                         2832 Fannie Thompson Road
                         Monroe, GA 30656

                         DMTC Custodian for the IRA of                          3,458                   6.26%
                         Alfred R. Kroening
                         304 East Arlington Street
                         Bangor, MI 49013

Class                    Name of Address of Account                         Share Amount             Percentage
-----                    --------------------------                         ------------             ----------
                         Nancy J. Boyle and                                    3,069                    5.56%
                         William W. Boyle, JT WROS
                         1355 Mohawk Drive
                         Port Charlotte, FL 33952

Balanced Portfolio       Diabetes Foundation of Rhode Island, Inc.            14,499                   16.94%
Class C Shares           1007 Waterman Avenue
                         East Providence, RI 02914

                         Elaine J. Avery                                      11,004                   12.85%
                         1789 East 91st Street
                         Brooklyn, NY 11236

                         DMTC For the Rollover IRA of                          7,982                    9.32%
                         Joan F. Sylvander
                         1757 East 26th Street
                         Brooklyn, NY 11229

                         DMTC For the Rollover IRA of                          6,422                    7.50%
                         Catherine A. Horch
                         133 Henry St. - Apt. 8
                         Brooklyn, NY 11201

                         DMTC For the Rollover IRA of                          5,522                    6.45%
                         Josephine Benfatti
                         2017 Kimball Street
                         Brooklyn, NY 11234

                         Paul K. Graybill and                                  4,957                    5.79%
                         Grace H. GraybilL, TEN ENT
                         4 Bomberger Road
                         Lititz, PA 17543

Balanced Portfolio       Delaware Management Business Trust                    5,931                  100.00%
Institutional Class      Attn: Joseph Hastings
                         1818 Market Street - Ste. 1600
                         Philadelphia, PA 19103

Growth Portfolio         Ecko Tool & Die, Inc. 401(k) Plan                    15,924                   15.77%
Class A Shares           Attn: Retirement Plans
                         1818 Market Street
                         Philadelphia, PA 19103



Class                    Name of Address of Account                         Share Amount             Percentage
-----                    --------------------------                         ------------             ----------
                         Angelheart Designs, Inc. 401(k) Plan                  15,450                  15.30%
                         Attn: Retirement Plans
                         1818 Market Street
                         Philadelphia, PA 19103

                         Blast, Inc. 401(k) Plan                               10,993                  10.89%
                         Attn: Retirement Plans
                         1818 Market Street
                         Philadelphia, PA 19103

                         DMTC Profit Sharing Plan for                           8,909                   8.82%
                         Richard Scott
                         For the Benefit of Richard Scott
                         P.O. Box 80845 - College Station
                         Fairbanks, AK 99708

                         B&S Cable 401(k) Plan                                  8,587                   8.50%
                         Attn: Retirement Plans
                         1818 Market Street
                         Philadelphia, PA 19103

                         DMTC Pension Plan for                                  7,795                   7.72%
                         Richard Scott
                         For the Benefit of Richard Scott
                         P.O. Box 80845 - College Station
                         Fairbanks, AK 99708

                         Philip J. Lowe                                         6,490                   6.43%
                         2946 Donelson Road
                         Jamestown, NY 14750

                         Resources Trust Company, Custodian                     5,460                   5.40%
                         For the Benefit of Allan Karson
                         Allan Karson Assoc., Inc.
                         P.O. Box 5900
                         Denver, CO 80217

                         Waltz Bros. 401(k) Plan                                5,269                   5.21%
                         Attn: Retirement Plans
                         1818 Market Street
                         Philadelphia, PA 19103

                         Mark A. Peterson                                       5,074                   5.03%
                         3087 Donelson Road
                         Jamestown, NY 14750

Growth Portfolio         DMTC For the Rollover IRA of                          15,391                  12.50%
Class B Shares           Louis E. Meador
                         1301 Camden Place
                         Lawrenceville, GA 30043



Class                    Name of Address of Account                         Share Amount             Percentage
-----                    --------------------------                         ------------             ----------

                         NFSC/FMTC IRA For the Benefit of                        9,037                  7.34%
                         Joseph Morten Elkins
                         10602 Gray Fox Way
                         Savannah, GA 31406

                         Carolyn W. Shay                                         8,722                  7.08%
                         9 North Marsh Road
                         Savannah, GA 31406

                         Jonathan A. Carver and                                  7,717                  6.26%
                         Charles D. Carver, Sr., JT WROS
                         151 Amberidge Drive NW
                         Cartersville, GA 30120

                         DMTC Custodian for IRA of                               6,186                  5.02%
                         Charlotte K. Sebacher
                         5 Meadow Way
                         Sharpsburg, GA 30277

Growth Portfolio         Richard K. Morford                                      3,281                 17.50%
Class C Shares           1109 Tall Pines Court
                         Petoskey, MI 49770

                         Shore Line Construction, Inc. 401(k) Plan               1,598                  8.52%
                         Attn: Retirement Plans
                         1818 Market Street
                         Philadelphia, PA 19103

                         GenFed Federal Credit Union 401(k) Plan                 1,327                  7.08%
                         Attn: Retirement Plans
                         1818 Market Street
                         Philadelphia, PA 19103

                         Judy A. Martinelli                                      1,049                  5.60%
                         328 Barberry Lane
                         Peachtree City, GA 30269

         DMH Corp., Delvoy, Inc., Delaware Management Business Trust, Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Retirement Financial Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         Certain officers and trustees of the Trust hold identical positions in each of the other funds in the Delaware Investments family. Trustees and principal officers of the Trust are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and trustee is One Commerce Square, Philadelphia, PA 19103.

*Wayne A. Stork (61)
         Chairman and Director and/or Trustee of the Trust and each of the other 33 investment companies in the Delaware Investments family and Delaware Capital Management, Inc.
         Chairman, President, Chief Executive Officer and Director of DMH Corp.,
                  Delaware Distributors, Inc. and Founders Holdings, Inc. Chairman, President, Chief Executive Officer, Chief Investment Officer
                  and Director/Trustee of Delaware Management Company, Inc. and Delaware Management Business Trust
         Chairman, President, Chief Executive Officer and Chief Investment
                  Officer of Delaware Management Company (a series of Delaware Management Business Trust)
         Chairman, Chief Executive Officer and Chief Investment Officer of
                  Delaware Investment Advisers (a series of Delaware Management Business Trust)
         Chairman, Chief Executive Officer and Director of Delaware
                  International Advisers Ltd. , Delaware International Holdings Ltd. and Delaware Management Holdings, Inc.
         President and Chief Executive Officer of Delvoy, Inc.
         Chairman of Delaware Distributors, L.P.
         Director of Delaware Service Company, Inc. and Retirement Financial
                  Services, Inc.
         During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.

* Jeffrey J. Nick (45)
         President, Chief Executive Officer and Director and/or Trustee of the
                 Trust and each of the other 33 investment companies in the Delaware Investments family
         Presidentand Director of Delaware Management Holdings, Inc. President, Chief Executive Officer and Director of Lincoln National
                  Investment Companies, Inc.
         Director of Delaware International Advisers Ltd.
         From 1992 to 1996, Mr. Nick was Managing Director of Lincoln
                  National UK plc and from 1989 to 1992, he was Senior Vice President responsible for corporate planning and development for Lincoln National Corporation.

 Richard G. Unruh, Jr. (59)
         Executive Vice President of the Trust and each of the other 33 investment companies in the Delaware Investments family, Delaware Management Holdings, Inc., Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Capital
                  Management, Inc.
         President of Delaware Investment Advisers (a series of Delaware
                  Management Business Trust)
         Executive Vice President and Director/Trustee of Delaware Management
                  Company, Inc. and Delaware Management Business Trust
         Director of Delaware International Advisers Ltd.
         During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.



----------------------
* Director affiliated with the Trust's investment manager and considered an "interested person" as defined in the 1940 Act.

Paul E. Suckow (51)
         Executive Vice President/Chief Investment Officer, Fixed Income of the
                 Trust andeach of the other 33 investment companies in the Delaware Investments family, Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and Delaware Management Holdings, Inc.
         Executive Vice President and Director of Founders Holdings, Inc. Executive Vice President of Delaware Capital Management, Inc. and
                  Delaware Management Business Trust
                  Director of Founders CBO Corporation
                  Director of HYPPCO Finance Company Ltd.
         Before returning to Delaware Investments in 1993, Mr. Suckow was
                 Executive Vice President and Director of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed-income portfolio manager for Delaware Investments.

David K. Downes (58)
         Executive Vice President, Chief Operating Officer, Chief Financial
                  Officer of the Trust and each of the other 33 investment companies in the Delaware Investments family, Delaware Management Holdings, Inc, Founders CBO Corporation, Delaware Capital Management, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and Delaware Distributors, L.P.
         Executive Vice President, Chief Financial Officer, Chief Administrative
                  Officer and Trustee of Delaware Management Business Trust Executive Vice President, Chief Operating Officer, Chief Financial
                  Officer and Director of Delaware Management Company, Inc., DMH Corp., Delaware Distributors, Inc., Founders Holdings, Inc. and Delvoy, Inc.
         President, Chief Executive Officer, Chief Financial Officer and
                  Director of Delaware Service Company, Inc.
         President, Chief Operating Officer, Chief Financial Officer and
                  Director of Delaware International Holdings Ltd.
         Chairman, Chief Executive Officer and Director of Delaware Management
                  Trust Company and Retirement Financial Services, Inc.
         Director of Delaware International Advisers Ltd.
         During the past five years, Mr. Downes has served in various executive capacities at different times within the Delaware organization.

Walter P. Babich (71)
         Director and/or Trustee of the Trust and each of the other 33 investment companies in the Delaware Investments family 460 North Gulph Road, King of Prussia, PA 19406
         Board Chairman, Citadel Constructors, Inc.
         From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.

John H. Durham (60)
         Director and/or Trustee of the Trust and 18 other investment companies in the Delaware Investments family.
         Partner, Complete Care Services.
         120 Gilbraltar Road, Horsham, PA 19044.
         Mr. Durham served as Chairman of the Board of each fund in the Delaware Investments family from 1986 to 1991; President of each fund from 1977 to 1990; and Chief Executive Officer of each fund from 1984 to 1990. Prior to 1992, with respect to Delaware Management Holdings, Inc., Delaware Management Company, Delaware Distributors, Inc. and Delaware Service Company, Inc., Mr. Durham served as a director and in various executive capacities at different times.

Anthony D. Knerr (59)
         Director and/or Trustee of the Trust and each of the 33 other investment companies in the Delaware Investments family
         500 Fifth Avenue, New York, NY  10110
         Founder and Managing Director, Anthony Knerr & Associates
         From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and Treasurer of Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

Ann R. Leven (58)
         Director and/or Trustee of the Trust and each of the other 33 other investment companies in the Delaware Investments family
         785 Park Avenue, New York, NY  10021
         Treasurer, National Gallery of Art
         From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.

W. Thacher Longstreth (78)
         Director and/or Trustee of the Trust each of the other 33 other investment companies in the Delaware Investments family City Hall, Philadelphia, PA 19107
         Philadelphia City Councilman

Thomas F. Madison (62)
         Director and/or Trustee of the Trust and each of the other 33 investment companies in the Delaware Investments family
         200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402 President and Chief Executive Officer, MLM Partners, Inc.
         Mr. Madison has also been Chairman of the Board of Communications
                  Holdings, Inc. since 1996. From February to September 1994, Mr. Madison served as Vice Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and from 1988 to 1993, he was President of U.S. WEST Communications--Markets.

Charles E. Peck (72)
         Director and/or Trustee of the Trust and each of the other 33 investment companies in the Delaware Investments family P.O. Box 1102, Columbia, MD 21044
         Secretary/Treasurer, Enterprise Homes, Inc.
         From 1981 to 1990, Mr. Peck was Chairman and Chief Executive
                  Officer of The Ryland Group, Inc., Columbia, MD.

George M. Chamberlain, Jr. (51)
         Senior Vice President, Secretary and General Counsel of the Trust and each of the other 33 investment companies in the Delaware Investments family
         Senior Vice President and Secretary of Delaware Distributors, L.P.,
                  Delaware Management Company a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and Delaware Management Holdings, Inc.
         Senior Vice President, Secretary and Director/Trustee of DMH Corp.,
                  Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc., Retirement Financial Services, Inc., Delaware Capital Management, Inc. , Delvoy, Inc. and Delaware Management Business Trust
         Executive Vice President, Secretary and Director of Delaware
                  Management Trust Company
         Senior Vice President and Director of Delaware International Holdings
                  Ltd.
         Director of Delaware International Advisers Ltd.
         Attorney.
         During the past five years, Mr. Chamberlain has served in various executive capacities at different times within the Delaware organization.

Joseph H. Hastings (48)
         Senior Vice President/Corporate Controller of the Trust andeach of the other 33 investment companies in the Delaware
                  Investments family and Founders Holdings, Inc.
         Senior Vice President/Corporate Controller and Treasurer of Delaware
                  Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc. , Delaware International Holdings Ltd., Delvoy, Inc. and Delaware Management Business Trust
         Chief Financial Officer/Treasurer of Retirement Financial Services,
                  Inc.
         Executive Vice President/Chief Financial Officer/Treasurer of Delaware
                  Management Trust Company
         Senior Vice President/Assistant Treasurer of Founders CBO Corporation
                  During the past five years, Mr. Hastings has served in various executive capacities at different times within the Delaware organization.

Michael P. Bishof (36)
         Senior Vice President/Treasurer of the Trust and each of the other
                  33 investment companies in the Delaware Investments family and Founders Holdings, Inc.
         Senior Vice President/Investment Accounting of Delaware Management
                  Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Service Company, Inc.
         Senior Vice President and Treasurer/Managerof Investment Accounting of Delaware Distributors, L.P. and Delaware Investment Advisers (a series of Delaware Management Business Trust)
         Senior Vice President and Manager of Investment Accounting of
                  Delaware International Holdings Ltd.
         Assistant Treasurer of Founders CBO Corporation
         Before joining Delaware Investments in 1995, Mr. Bishof was a Vice
                  President for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.

J. Paul Dokas (38)
         Vice President/Portfolio Manager of the Trust and two other investment companies in the Delaware Investments family
         Before joining Delaware Investmentsin 1997, Mr. Dokas was a
                  Director of Trust Investments for Bell Atlantic Corporation in Philadelphia, where he held various positions from 1985 to 1997.

         The following is a compensation table listing for each director entitled to receive compensation, the aggregate compensation expected to be received from the Trust during its fiscal year and the total compensation expected to be received from all investment companies in the Delaware Investments family for which he or she serves as a director or trustee during the Trust's fiscal year and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/Trustees as of September 30, 1998. Only the independent trustees of the Trust receive compensation from the Trust.

                                                           Pension or                                   Total
                                     Aggregate             Retirement           Estimated            Compensation
                                   Compensation             Benefits             Annual         from the Investment
                                  expected to be           Accrued as           Benefits             Companies
                                  received from          Part of Trust          Upon              in Delaware
                                     the Trust             Expenses         Retirement(1)        Investments(2)
Name
W. Thacher Longstreth                  $185                 None              $38,500               $63,487
Ann R. Leven                           $185                 None              $38,500               $69,732
Walter P. Babich                       $185                 None              $38,500               $68,571
Anthony D. Knerr                       $185                 None              $38,500               $68,571
Charles E. Peck                        $185                 None              $38,500               $63,487
Thomas F. Madison                      $185                 None              $38,500               $65,154
John H. Durham (3)                     $-0-                 None              $31,000               $25,506

(1) Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested director/trustee who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as a director or trustee for a period equal to the lesser of the number of years that such person served as a director or trustee or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors/trustees of each investment company at the time of such person's retirement. If an eligible director/trustee retired as of September 30, 1998, he or she would be entitled to annual payments totaling the amounts noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she serves as a director or trustee, based on the number of investment companies in the Delaware Investments family as of that date.
(2) Each independent director/trustee (other than John H. Durham) currently receives a total annual retainer fee of $38,500 for serving as a director or trustee for all 34 investment companies in Delaware Investments, plus $3,145 for each Board Meeting attended. John H. Durham currently receives a total annual retainer fee of $31,000 for serving as a director or trustee for 19 investment companies in Delaware Investments, plus $1,757.50 for each Board Meeting attended. Ann R. Leven, Walter P. Babich, Anthony D. Knerr and Thomas F. Madison serve on the Fund's audit committee; Ms. Leven is the chairperson. Members of the audit committee currently receive additional annual compensation of $5,000 from all investment companies, in the aggregate, with the exception of the chairperson, who receives $6,000.
(3) John H. Durham joined the Board of Trustees of the Trust and 18 other investment companies in Delaware Investments on April 16, 1998.

EXCHANGE PRIVILEGE


         The exchange privileges available for shareholders of the Classes and for shareholders of classes of other funds available from the Delaware Investments family are set forth in the relevant prospectuses for such classes. The following supplements that information. The Portfolios may modify, terminate or suspend the exchange privilege upon 60 days' notice to shareholders.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses. A shareholder requesting an exchange will be sent a current prospectus and an authorization form for any of the other mutual funds available from the Delaware Investments family. Exchange instructions must be signed by the record owner(s) exactly as the shares are registered.


         An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.


         In addition, investment advisers and dealers may make exchanges between funds available from the Delaware Investments family on behalf of their clients by telephone or other expedited means. This service may be discontinued or revised at any time by the Transfer Agent. Such exchange requests may be rejected if it is determined that a particular request or the total requests at any time could have an adverse effect on any of the funds. Requests for expedited exchanges may be submitted with a properly completed exchange authorization form, as described above.

Telephone Exchange Privilege
         Shareholders owning shares for which certificates have not been issued or their investment dealers of record may exchange shares by telephone for shares in other mutual funds available from the Delaware Investments family. This service is automatically provided unless the relevant Portfolio receives written notice from the shareholder to the contrary.

         Shareholders or their investment dealers of record may contact the Shareholder Service Center at 800-523-1918 or, in the case of shareholders of the Institutional Classes, their Client Services Representative at 800-510-4015, to effect an exchange. The shareholder's current Portfolio account number must be identified, as well as the registration of the account, the share or dollar amount to be exchanged and the fund into which the exchange is to be made. Requests received on any day after the time the offering price and net asset value are determined will be processed the following day. See Determining Offering Price and Net Asset Value. Any new account established through the exchange will automatically carry the same registration, shareholder information and dividend option as the account from which the shares were exchanged. The exchange requirements of the fund into which the exchange is being made, such as sales charges, eligibility and investment minimums, must be met. (See the prospectus of the fund desired or inquire by calling the Transfer Agent or, as relevant, your Client Services Representative.) Certain funds are not available for retirement plans.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds available from the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Portfolios reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

         As described in the Prospectuses, neither the Portfolios nor the Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Portfolio shares which are reasonably believed to be genuine.

Right to Refuse Timing Accounts
         With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), each Portfolio will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in funds in the Delaware Investments family from Timing Firms. Each Portfolio reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Portfolio within two weeks of an earlier exchange request out of the Portfolio; (ii) makes more than two exchanges out of the Portfolio per calendar quarter; or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Portfolio's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Restrictions on Timed Exchanges
         Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight funds in the Delaware
Investments family: (1) Decatur Income Fund, (2) Decatur Total Return Fund, (3) Delaware Fund, (4) Limited-Term Government Fund, (5) Tax-Free USA Fund, (6) Delaware Cash Reserve, (7) Delchester Fund and (8) Tax-Free Pennsylvania Fund. No other funds in the Delaware Investments family are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in funds in the Delaware Investments family not listed above may not be reinvested back into that Timing Account. Each Portfolio reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a timing pattern (as described above).

         Each Portfolio also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Portfolio receives or anticipates simultaneous orders affecting significant portions of such Portfolio's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Portfolio and therefore may be refused.


         Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

                                *     *     *


         Following is a summary of the investment objectives of the other funds in the Delaware Investments family:

         Delaware Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.

         Trend Fund seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

         Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

         DelCap Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.


         Decatur Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Decatur Total Return Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Blue Chip Fund seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

         Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income. Corporate Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds. Extended Duration Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds


         U.S. Government Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.




         Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities.


         Delaware Cash Reserve seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

         REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

         Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

         Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.


         Tax-Free New Jersey Fund seeks a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital. Tax-Free Ohio Fund seeks a high level of current interest income exempt from federal income tax and Ohio state and local taxes, consistent with preservation of capital. Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal income tax and Pennsylvania state and local taxes, consistent with the preservation of capital.

         International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Global Equity Fund seeks to achieve long-term total return by investing in global securities that provide the potential for capital appreciation and income. Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.


         U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. Overseas Equity Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin.


         Delaware Group Premium Fund, Inc. offers 16 funds available exclusively as funding vehicles for certain insurance company separate accounts. Decatur Total Return Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Delchester Series seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Cash Reserve Series seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. DelCap Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware Series seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. Small Cap Value Series seeks capital appreciation by investing in primarily small-cap common stocks whose market values appear low relative to their underlying value or future earnings and growth potential.

Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. Trend Series seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. Global Bond Series seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Strategic Income Series seeks high current income and total return by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Devon Series seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. Emerging Markets Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible securities. Social Awareness Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. REIT Series seeks to achieve maximum long-term total return, with capital appreciation as a secondary objective, by investing in securities of companies primarily engaged in the real estate industry.


         Delaware-Voyageur US Government Securities Fund seeks to provide a high level of current income consistent with the prudent investment risk by investing in U.S. Treasury bills, notes, bonds, and other obligations issued or unconditionally guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements fully secured by such obligations.

         Delaware-Voyageur Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

         Delaware-Voyageur Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.


         Delaware-Voyageur Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Kansas Fund seeks to provide a high level of current income exempt from federal income tax, the Kansas personal income tax and the Kansas intangible personal property tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free New Mexico Fund seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Utah Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Washington Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.






         Delaware-Voyageur Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Iowa Fund seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota High Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. National High Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware-Voyageur Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Wisconsin Fund seeks to provide a high level of current income exempt from federal income tax and the Wisconsin personal income tax, consistent with the preservation of capital.

         Delaware-Voyageur Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

         Aggressive Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Growth Stock Fund has an objective of long-term capital appreciation. The Fund seeks to achieve its objective from equity securities diversified among individual companies and industries. Tax-Efficient Equity Fund seeks to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.

         Delaware-Voyageur Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free North Dakota Fund seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.


         For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.


         Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

GENERAL INFORMATION


         The Manager is the investment manager of the Portfolios. The Manager also provides investment management services to certain of the other funds available from the Delaware Investments family. An affiliate of the Manager also manages private investment accounts. While investment decisions of the Portfolios are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Portfolios.

         The Manager, or Delaware International Advisers Ltd., also manages the investment options for Delaware Medallion[SM] III Variable Annuity. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers a variety of investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Medallion utilizes an investment strategy and discipline the same as or similar to one of the mutual funds in the Delaware Investments family outside the annuity. See Delaware Group Premium Fund, Inc., above.

         Access persons and advisory persons of the funds in the Delaware Investments family, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager or its affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received; (3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities; (4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and
(5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

         The Distributor acts as national distributor for each Portfolio and for the other mutual funds in the Delaware Investments family. The Distributor received net commissions from each Portfolio on behalf of Class A Shares, after reallowances to dealers, as follow:

                                                          Balanced Portfolio

                                                       Total
                                                     Amount of         Amounts                      Net
                                                   Underwriting        Reallowed                 Commission to
         Fiscal Period                              Commission            to Dealers          the Distributor

         12/31/97 - 9/30/98                          $18,454                $15,121                $3,333



                                                            Growth Portfolio

                                                       Total
                                                     Amount of         Amounts                      Net
                                                   Underwriting        Reallowed                 Commission to
         Fiscal Period                              Commission            to Dealers          the Distributor

         12/31/97-9/30/98                            $7,704                  $6,391                $1,313


                                                             Income Portfolio

                                                       Total
                                                     Amount of         Amounts                      Net
                                                   Underwriting        Reallowed                 Commission to
         Fiscal Period                              Commission            to Dealers          the Distributor

         12/31/97-9/30/98                            $1,047                    $855                  $192


         The Distributor received in the aggregate Limited CDSC or other CDSC payments with respect to Class A Shares, Class B Shares and Class C Shares as follows:

                                                                  Balanced Portfolio

                                              Class A Shares             Class B Shares              Class C Shares
         Fiscal Period                                      Limited CDSC PaymentsCDSC Payments     CDSC Payments

         12/31/97-9/30/98                          $-0-                         $-0-                       $-0-


                                                                   Growth Portfolio

                                              Class A Shares              Class B Shares             Class C Shares
         Fiscal Period                      Limited CDSC Payments          CDSC Payments              CDSC Payments

         12/31/97-9/30/98                          $-0-                         $438                       $19

                                                                      Income Portfolio

                                              Class A Shares              Class B Shares             Class C Shares
         Fiscal Period                     Limited CDSC Payments           CDSC Payments              CDSC Payments

         12/31/97-9/30/98                          $-0-                         $-0-                       $-0-

         The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Trust and for the other mutual funds in the Delaware Investments family. The Transfer Agent is paid a fee by the Portfolios for providing these services consisting of an annual per account chargeof $11.00 plustransaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the disinterested trustees. The Transfer Agent also provides accounting services to the Portfolios. Those services include performing all functions related to calculating each Portfolio's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including the Portfolios, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.


         The Manager and its affiliates own the names "Delaware Group" and "Foundation Funds." Under certain circumstances, including the termination of the Trust's advisory relationships with the Manager or its distribution relationships with the Distributor, the Manager and its affiliates could cause the Trust to delete the words "Delaware Group" and "Foundation Funds" from the Trust's name.

         The Chase Manhattan Bank ("Chase"), 4 Chase Metrotech Center, Brooklyn, NY 11245 is custodian of each Fund's securities and cash. As custodian for a Portfolio, Chase maintains a separate account or accounts for the Portfolio; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Portfolio; and collects and receives income and other payments and distributions on account of the Portfolio's portfolio securities.





Capitalization
         The Trust currently offers three portfolios of shares. Each Portfolio currently offers four classes of shares and has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each Class. All shares have equal voting rights, except as noted below, no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable.

         Class A Shares, Class B Shares, Class C Shares and Institutional Class represent a proportionate interest in the assets of each Portfolio of the Trust and have the same voting and other rights and preferences, except that shares of Institutional Classes may not vote on matters affecting the Portfolios' Distribution Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, shareholders of Class B Shares must be given a vote on any material increase in the 12b-1 fees payable by Class A Shares under the Plans for the Portfolios. General expenses of each Portfolio will be allocated on a pro-rata basis to the Classes according to asset size, except that expenses of the 12b-1 Plans of Class A Shares, Class B Shares and Class C Shares will be allocated solely to those classes.

Noncumulative Voting
         The Trust's shares have noncumulative voting rights which means that the holders of more than 50% of the shares of the Trust voting for the election of trustees can elect all the trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any trustees.

         This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.

FINANCIAL STATEMENTS

         Ernst & Young LLP serves as the independent auditors for Delaware
Group Foundation Funds (the "Trust") and, in its capacity as such, audits the annual financial statements of the Trust. The Trust's Statements of Net Assets, Statements of Assets and Liabilities, Statements of Operations, Financial Highlights and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors, for the fiscal period December 31, 1997 through September 30, 1998 are included in the Trust's Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the report of Ernst & Young LLP listed above are incorporated by reference from the Annual Report into this Part B.

                                     PART C

                                Other Information


Item 24. Financial Statements and Exhibits

         (a) Financial Statements:

             Part A - Financial Highlights

             Part B - Statement of Net Assets
                      Statement of Assets and Liabilities
                      Statement of Operations
                      Notes to Financial Highlights
                      Accountant's Report

         (b) Exhibits:

            (1) Declaration of Trust.

                (a) Declaration of Trust incorporated into this filing by
                    reference to the initial registration statement on Form N-1A filed on October 24, 1997.

            (2) By-Laws.

                (a) By-Laws incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

            (3) Voting Trust Agreement.  Inapplicable.

            (4) Copies of All Instruments Defining the Rights of Holders.

                (a) Declaration of Trust. Declaration of Trust (October 1997)
                    incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                (b) By-Laws. By-Laws incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

            (5) Asset Allocation Agreement.

                (a) Executed Asset Allocation Agreement (December 18, 1997)
                    between Delaware Management Company, Inc. and the Registrant on behalf of the Balanced Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                (b) Executed Asset Allocation Agreement (December 18, 1997)
                    between Delaware Management Company, Inc. and the Registrant on behalf of the Growth Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

Part C - Other Information
(Continued)



                (c) Executed Asset Allocation Agreement (December 18, 1997)
                    between Delaware Management Company, Inc. and the Registrant on behalf of the Income Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                (d) Form of Asset Allocation Agreement (1998) between Delaware
                    Management Company and the Registrant on behalf of The Asset Allocation Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 2 filed on June 17, 1998.

            (6) (a) Distribution Agreement. Executed Distribution Agreement
                    (December 18, 1997) between Delaware Distributors, L.P. and the Registrant on behalf of the Balanced Portfolio in-corporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                (b) Executed Distribution Agreement (December 18, 1997) between
                    Delaware Distributors, L.P. and the Registrant on behalf of the Growth Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                (c) Executed Distribution Agreement (December 18, 1997) between
                    Delaware Distributors, L.P. and the Registrant on behalf of the Income Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                (d) Form of Distribution Agreement (1998) between Delaware
                    Distributors, L.P. and the Registrant on behalf of The Asset Allocation Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 2 filed on June 17, 1998.

                (e) Administration and Service Agreement. Form of Administration
                    and Service Agreement (as amended November 1995) (Module) incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                (f) Dealer's Agreement. Dealer's Agreement (as amended November
                    1995)(Module) incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                (g) Mutual Fund Agreement for the Delaware Group of Funds (as
                    amended November 1995) (Module) incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

Part C - Other Information
(Continued)

            (7) Bonus, Profit Sharing, Pension Contracts.

                (a) Amended and Restated Profit Sharing Plan (November 17, 1994)
                    (Module) incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                (b) Amendment to Profit Sharing Plan (December 21, 1995)
                    (Module) incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

            (8) Custodian Agreement.

                (a) Custodian Agreement (Module) with The Chase Manhattan Bank incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                    (i) Letter to add the Income Portfolio, the Balanced Portfolio and the Growth Portfolio to the Custodian Agreement with The Chase Manhattan Bank attached as Exhibit.

                    (ii) Form of Letter to add The Asset Allocation Portfolio to
                         the Custodian Agreement with The Chase Manhattan Bank incorporated into this filing by reference to Post-Effective Amendment No. 2 filed on June 17, 1998.

            (9) Other Material Contracts.

                (a) Executed Shareholders Services Agreement (December 18, 1997)
                    between Delaware Service Company, Inc. and the Registrant on behalf of the Income Portfolio, Balanced Portfolio and Growth Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                (b) Form of Shareholder Services Agreement (1998) between
                    Delaware Service Company, Inc. and the Registrant on behalf of The Asset Allocation Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 2 filed on June 17, 1998.

                (c) Executed Fund Accounting Agreement (Module) (August 19,
                    1996) with Delaware Service Company, Inc. incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                    (i) Executed Amendment No. 8 to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

                    (ii) Form of Amendment No. 11 to Delaware Group of Funds
                         Fund Accounting Agreement attached as Exhibit.

                    (iii) Form of Amendment No. 12 to Delaware Group of Funds
                          Fund Accounting Agreement attached as Exhibit.

Part C - Other Information
(Continued)

                    (iv) Form of Amendment No. 13 to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

           (10) Opinion of Counsel. Attached as Exhibit.

           (11) Consent of Auditors. Attached as Exhibit.

           (12) Inapplicable.

           (13) Subscription Agreement. Incorporated into this filing by reference to Post-Effective Amendment No. 2 filed January 21, 1998.

           (14) Inapplicable.

           (15) Plans under Rule 12b-1.

                (a) Executed Plan under Rule 12b-1 for Class A of Balanced
                    Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                (b) Executed Plan under Rule 12b-1 for Class B of Balanced
                    Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                (c) Executed Plan under Rule 12b-1 for Class C of Balanced
                    Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                (d) Executed Plan under Rule 12b-1 for Class A of Growth
                    Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                (e) Executed Plan under Rule 12b-1 for Class B of Growth
                    Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                (f) Executed Plan under Rule 12b-1 for Class C of Growth
                    Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                (g) Executed Plan under Rule 12b-1 for Class A of Income
                    Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                (h) Executed Plan under Rule 12b-1 for Class B of Income
                    Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

Part C - Other Information
(Continued)

                    (i) Executed Plan under Rule 12b-1 for Class C of Income Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

           (16) Schedules of Computation for each Performance Quotation. Inapplicable.

           (17) Financial Data Schedules. Attached as Exhibit.

           (18) Plan Under Rule 18f-3. Incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                (a) Amended Appendix A to Plan under Rule 18f-3 incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

           (19) Other: Trustees' Power of Attorney. Incorporated into this filing by reference to Post-Effective Amendment No. 2 filed on June 17, 1998.

Item 25. Persons Controlled by or under Common Control with Registrant.  None.

Item 26. Number of Holders of Securities.

                           (1)                                  (2)

                                                           Number of
         Title of Class                                    Record Holders
         --------------                                    --------------

         Delaware Group Foundation Funds
         Balanced Portfolio Series:

         Balanced Portfolio A Class
         Common Stock                                      78 Accounts as of
         No Par Value Per Share                            October 31, 1998

         Balanced Portfolio B Class
         Common Stock                                      65 Accounts as of
         No Par Value Per Share                            October 31, 1998

         Balanced Portfolio C Class
         Common Stock                                      83 Accounts as of
         No Par Value Per Share                            October 31, 1998

         Balanced Portfolio Institutional Class
         Common Stock                                      1 Account as of
         No Par Value Per Share                            October 31, 1998

Part C - Other Information
(Continued)


                (1)                                            (2)

                                                           Number of
         Title of Class                                    Record Holders
         --------------                                    --------------

         Delaware Group Foundation Funds
         Growth Portfolio Series:

         Growth Portfolio A Class
         Common Stock                                      93 Accounts as of
         No Par Value Per Share                            October 31, 1998

         Growth Portfolio B Class
         Common Stock                                      120 Accounts as of
         No Par Value Per Share                            October 31, 1998

         Growth Portfolio C Class
         Common Stock                                      40 Accounts as of
         No Par Value Per Share                            October 31, 1998

         Growth Portfolio Institutional Class
         Common Stock                                      1 Account as of
         No Par Value Per Share                            October 31, 1998

         Delaware Group Foundation Funds
         Income Portfolio Series:

         Income Portfolio A Class
         Common Stock                                      36 Accounts as of
         No Par Value Per Share                            October 31, 1998

         Income Portfolio B Class
         Common Stock                                      16 Accounts as of
         No Par Value Per Share                            October 31, 1998

         Income Portfolio C Class
         Common Stock                                      24 Accounts as of
         No Par Value Per Share                            October 31, 1998

         Income Portfolio Institutional Class
         Common Stock                                      1 Account as of
         No Par Value Per Share                            October 31, 1998

Item 27. Indemnification. Incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

Part C - Other Information
(Continued)

Item 28. Business and Other Connections of Investment Adviser.

         Delaware Management Company, a series of Delaware Management Business Trust, (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Income Funds, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Voyageur Intermediate Tax-Free Funds, Inc., Voyageur Tax-Free Funds, Inc., Voyageur Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as directors/trustees of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

Part C - Other Information
(Continued)

          The following persons serving as officers of the Manager have held the following positions during the past two years:

Name and Principal         Positions and Offices with the Manager and its
Business Address *         Affiliates and Other Positions and Offices Held

Wayne A. Stork             Chairman of the Board, President, Chief Executive
                           Officer, Chief Investment Officer and
                           Director/Trustee of Delaware Management Company, Inc.
                           and Delaware Management Business Trust; Chairman of the Board, President, Chief Executive Officer, Chief
                           Investment Officer of Delaware Management Company (a series of Delaware Management Business Trust);
                           Chairman of the Board, President, Chief Executive
                           Officer and Director of DMH Corp., Delaware
                           Distributors, Inc. and Founders Holdings, Inc.;
                           Chairman, Chief Executive Officer and Chief
                           Investment Officer of Delaware Investment Advisers
                           (a series of Delaware Management Business Trust);
                           Chairman, Chief Executive Officer and Director of
                           Delaware International Holdings Ltd. and Delaware
                           International Advisers Ltd.; Chairman of the Board and Director of the Registrant, each of the other funds in the Delaware Investments family, Delaware
                           Management Holdings, Inc., and Delaware Capital
                           Management, Inc.; Chairman of Delaware Distributors,
                           L.P.;  President and Chief Executive Officer of
                           Delvoy, Inc.; and Director and/or Trustee of Delaware
                           Service Company, Inc. and Retirement Financial
                           Services, Inc.

Richard G. Unruh, Jr.      Executive Vice President of the Registrant, each of
                           the other funds in the Delaware Investments family, Delaware Management Holdings, Inc., Delaware Capital
                           Management, Inc. and Delaware Management Company (a series of Delaware Management Business Trust);
                           Executive Vice President and Director/Trustee of
                           Delaware Management Company, Inc. and Delaware
                           Management Business Trust; President of Delaware
                           Investment Advisers (a series of Delaware Management
                           Business Trust); and Director of Delaware
                           International Advisers Ltd.

                           Board of Directors, Chairman of Finance Committee, Keystone Insurance since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, of Finance Committee, AAA Mid Atlantic, Inc. since 1989, 2040 Market, Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Drive, Reston, VA

Paul E. Suckow             Executive Vice President/Chief Investment Officer,
                           Fixed Income of Delaware Management Company, Inc.,
                           Delaware Management Company (a series of Delaware
                           Management Business Trust), Delaware Investment
                           Advisers (a series of Delaware Management Business
                           Trust), the Registrant, each of the other funds in the Delaware Investments family and Delaware
                           Management Holdings, Inc.; Executive Vice President and Director of Founders Holdings, Inc.; Executive
                           Vice President of Delaware Capital Management, Inc.
                           and Delaware Management Business Trust; and Director of Founders CBO Corporation

                           Director, HYPPCO Finance Company Ltd.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Part C - Other Information
(Continued)

Name and Principal         Positions and Offices with the Manager and its
Business Address *         Affiliates and Other Positions and Offices Held

David K. Downes            Executive Vice President, Chief Operating Officer,
                           Chief Financial Officer and Director of Delaware
                           Management Company, Inc., DMH Corp, Delaware
                           Distributors, Inc., Founders Holdings, Inc. and
                           Delvoy, Inc.; Executive Vice President, Chief
                           Financial Officer, Chief Administrative Officer and
                           Trustee of Delaware Management Business Trust;
                           Executive Vice President, Chief Operating Officer and
                           Chief Financial Officer of the Registrant and each of the other funds in the Delaware Investments family, Delaware Management Holdings, Inc., Founders CBO
                           Corporation, Delaware Capital Management, Inc.,
                           Delaware Management Company (a series of Delaware
                           Management Business Trust), Delaware Investment
                           Advisers (a series of Delaware Management Business
                           Trust) and Delaware Distributors, L.P.;  President,
                           Chief Executive Officer, Chief Financial Officer and
                           Director of Delaware Service Company, Inc.;
                           President, Chief Operating Officer, Chief Financial
                           Officer and Director of Delaware International
                           Holdings Ltd.; Chairman, Chief Executive Officer and
                           Director of Retirement Financial Services, Inc.;
                           Chairman and Director of Delaware Management Trust
                           Company; and Director of Delaware International
                           Advisers Ltd.

                           Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton Place, Newtown Square, PA

George M.                  Senior Vice President, Secretary and Director/Trustee
Chamberlain, Jr.           of Delaware Management Company, Inc., DMH Corp.,
                           Delaware Distributors, Inc., Delaware Service
                           Company, Inc., Founders Holdings, Inc., Delaware
                           Capital Management, Inc., Retirement Financial
                           Services, Inc., Delvoy, Inc. and Delaware Management
                           Business Trust; Senior Vice President, Secretary and
                           General Counsel of the Registrant and each of the other funds in the Delaware Investments family;
                           Senior Vice President and Secretary of Delaware
                           Distributors, L.P., Delaware Management Company (a series of Delaware Management Business Trust),
                           Delaware Advisers (a series of Delaware Management
                           Business Trust) and Management Holdings, Inc.; Senior
                           Vice President and Director of International Holdings
                           Ltd.; Executive Vice President, Secretary and
                           Director of Delaware Management Trust Company; and
                           Director of Delaware International Advisers Ltd.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Part C - Other Information
(Continued)

Name and Principal         Positions and Offices with the Manager and its
Business Address *         Affiliates and Other Positions and Offices Held

Richard J. Flannery        Executive Vice President and General Counsel of
                           Delaware Management Holdings, Inc., DMH Corp.,
                           Delaware Management Company, Inc., Delaware
                           Distributors, Inc., Delaware Distributors, L.P.,
                           Delaware Management Trust Company, Delaware Capital
                           Management, Inc., Delaware Service Company, Inc.,
                           Delaware Management Company (a series of Delaware
                           Management Business Trust), Delaware Investment
                           Advisers (a series of Delaware Management Business
                           Trust), Founders CBO Corporation and Retirement
                           Financial Services, Inc.; Executive Vice
                           President/General Counsel and Director of Delaware
                           International Holdings Ltd., Founders Holdings, Inc.
                           and Delvoy, Inc.; Senior Vice President of the
                           Registrant and each of the other funds in the Delaware Investments family; Director of Delaware
                           International Advisers Ltd.

                           Director, HYPPCO Finance Company Ltd.

                           Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and Member of Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA

Michael P. Bishof          Senior Vice President and Treasurer of the
                           Registrant, each of the other funds in the Delaware
                           Investments family and Founders Holdings, Inc.;
                           Senior Vice President/Investment Accounting of
                           Delaware Management Company, Inc., Delaware
                           Management Company (a series of Delaware Management
                           Business Trust) and Delaware Service Company, Inc.;
                           Senior Vice President and Treasurer/Manager,
                           Investment Accounting of Delaware Distributors, L.P.
                           and Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Senior Vice
                           President and Assistant Treasurer of Founders CBO
                           Corporation; and Senior Vice President and Manager of
                           Investment Accounting of Delaware International
                           Holdings Ltd.

Joseph H. Hastings         Senior Vice President/Corporate Controller and
                           Treasurer of Delaware Management Holdings, Inc., DMH
                           Corp., Delaware Management Company, Inc., Delaware
                           Distributors, Inc., Delaware Capital Management,
                           Inc., Delaware Distributors, L.P., Delaware Service
                           Company, Inc., Delaware International Holdings Ltd.,
                           Delaware Management Company (a series of Delaware
                           Management Business Trust), Delvoy, Inc. and Delaware
                           Management Business Trust;  Senior Vice
                           President/Corporate Controller of the Registrant, each of the other funds in the Delaware Investments family and Founders Holdings, Inc.; Executive Vice
                           President, Chief Financial Officer and Treasurer of
                           Delaware Management Trust Company; Chief Financial
                           Officer and Treasurer of Retirement Financial
                           Services, Inc.; and Senior Vice President/Assistant
                           Treasurer of Founders CBO Corporation

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Part C - Other Information
(Continued)

Name and Principal         Positions and Offices with the Manager and its
Business Address *         Affiliates and Other Positions and Offices Held

Susan L.  Hanson           Senior Vice President/Global Marketing & Client
                           Services of Delaware Management Company, Inc.,
                           Delaware Management Company (a series of Delaware
                           Management Business Trust) and Delaware Service
                           Company, Inc.

Michael T. Taggart         Vice President/Facilities Management and
                           Administrative Services of Delaware Management
                           Company, Inc. and Delaware Management Company (a series of Delaware Management Business Trust)

Douglas L. Anderson        Senior Vice President/Operations of Delaware
                           Management Company, Inc., Delaware Management Company
                           (a series of Delaware Management Business Trust),
                           Retirement Financial Services, Inc. and Delaware
                           Service Company, Inc.; Senior Vice
                           President/Operations and Director of Delaware
                           Management Trust Company

James L. Shields           Senior Vice President/Chief Information Officer of
                           Delaware Management Company, Inc., Delaware
                           Management Company (a series of Delaware Management
                           Business Trust), Delaware Service Company, Inc. and
                           Retirement Financial Services, Inc.

Eric E. Miller             Vice President, Assistant Secretary and Deputy
                           General Counsel of the Registrant and each of the other funds in the Delaware Investments family, Delaware Management Company, Inc., Delaware
                           Management Company (a series of Delaware Management
                           Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust),
                           Delaware Management Holdings, Inc., DMH Corp.,
                           Delaware Distributors, L.P., Delaware Distributors
                           Inc., Delaware Service Company, Inc., Delaware
                           Management Trust Company, Founders Holdings, Inc.,
                           Delaware Capital Management, Inc. and Retirement
                           Financial Services, Inc.; Assistant Secretary of
                           Delaware Management Business Trust; and Vice
                           President and Assistant Secretary of Delvoy, Inc.

Richelle S. Maestro        Vice President and Assistant Secretary of the
                           Registrant, each of the other funds in the Delaware
                           Investments family, Delaware Management Company,
                           Inc., Delaware Management Company (a series of
                           Delaware Management Business Trust), Delaware
                           Investment Advisers (a series of Delaware Management
                           Business Trust), Delaware Management Holdings, Inc.,
                           Delaware Distributors, L.P., Delaware Distributors,
                           Inc., Delaware Service Company, Inc., DMH Corp.,
                           Delaware Management Trust Company, Delaware Capital
                           Management, Inc., Retirement Financial Services,
                           Inc., Founders Holdings, Inc. and Delvoy, Inc.; Vice
                           President and Secretary of Delaware International
                           Holdings Ltd.; and Secretary of Founders CBO
                           Corporation

                           Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Part C - Other Information
(Continued)

Name and Principal         Positions and Offices with the Manager and its
Business Address *         Affiliates and Other Positions and Offices Held

Richard Salus(1)           Vice President/Assistant Controller of Delaware
                           Management Company, Inc., Delaware Management Company
                           (a series of Delaware Management Business Trust) and
                           Delaware Management Trust Company

Bruce A. Ulmer             Vice President/Director of LNC Internal Audit of the
                           Registrant, each of the other funds in the Delaware
                           Investments family, Delaware Management Company,
                           Inc., Delaware Management Company (a series of
                           Delaware Management Business Trust), Delaware
                           Management Holdings, Inc., DMH Corp., Delaware
                           Management Trust Company and Retirement Financial
                           Services, Inc.; Vice President/Director of Internal
                           Audit of Delvoy, Inc.

Joel A. Ettinger(2)        Vice President/Director of Taxation of the
                           Registrant, each of the other funds in the Delaware
                           Investments family, Delaware Management Company,
                           Inc., Delaware Management Company (a series of
                           Delaware Management Business Trust) and Delaware
                           Management Holdings, Inc., Founders Holdings, Inc.
                           and Founders CBO Corporation

Christopher                Adams Vice President/Business Manager, Equity
                           Department of Delaware Management Company, Inc.,
                           Delaware Management Company (a series of Delaware
                           Management Trust) and Delaware Service Company, Inc.

Dennis J. Mara(3)          Vice President/Acquisitions of Delaware Management
                           Company, Inc. and Delaware Management Company (a series of Delaware Management Business Trust)

Scott Metzger              Vice President/Business Development of Delaware
                           Management Company, Inc., Delaware Management Company
                           (a series of Delaware Management Business Trust) and
                           Delaware Service Company, Inc.

Lisa O. Brinkley           Vice President/Compliance of the Registrant, Delaware
                           Management Company, Inc., each of the other funds in the Delaware Investments family, Delaware Management
                           Company (a series of Delaware Management Business
                           Trust), DMH Corp., Delaware Distributors, L.P.,
                           Delaware Distributors, Inc., Delaware Service
                           Company, Inc., Delaware Management Trust Company,
                           Delaware Capital Management, Inc. and Retirement
                           Financial Services, Inc.; Vice President/Compliance
                           Officer of Delaware Management Business Trust; and
                           Vice President of Delvoy, Inc.

Mary Ellen Carrozza        Vice President/Client Services of Delaware Management
                           Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware
                           Investment Advisers (a series of Delaware Management
                           Business Trust) and the Registrant

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Part C - Other Information
(Continued)

Name and Principal         Positions and Offices with the Manager and its
Business Address *         Affiliates and Other Positions and Offices Held

Gerald T. Nichols          Vice President/Senior Portfolio Manager of Delaware
                           Management Company, Inc., Delaware Management Company
                           (a series of Delaware Management Business Trust),
                           Delaware Investment Advisers (a series of Delaware
                           Management Business Trust), the Registrant, 20 other investment companies in the Delaware Investments family; Vice President of Founders Holdings, Inc.;
                           and Treasurer, Assistant Secretary and Director of
                           Founders CBO Corporation

Paul A. Matlack            Vice President/Senior Portfolio Manager of Delaware
                           Management Company, Inc., Delaware Management Company
                           (a series of Delaware Management Business Trust),
                           Delaware Investment Advisers (a series of Delaware
                           Management Business Trust), 20 other investment companies in the Delaware Investments family; Vice
                           President of Founders Holdings, Inc.; and President and Director of Founders CBO Corporation

Gary A. Reed               Vice President/Senior Portfolio Manager of Delaware
                           Management Company, Inc., Delaware Management Company
                           (a series of Delaware Management Business Trust),
                           Delaware Investment Advisers (a series of Delaware
                           Management Business Trust), 17 investment companies in the Delaware Investments family and Delaware
                           Capital Management, Inc.

Patrick P.Coyne            Vice President/Senior Portfolio Manager of Delaware
                           Management Company, Inc., Management Company (a series of Delaware Management Business Trust),
                           Delaware Investment Advisers (a series of Delaware
                           Management Business Trust), the Registrant, 17 other investment companies in the Delaware Investments family and Delaware Capital Management, Inc.

Roger  A. Early            Vice President/Senior Portfolio Manager of Delaware
                           Management Company, Inc., Management Company (a series of Delaware Management Business Trust),
                           Delaware Investment Advisers (a series of Delaware
                           Management Business Trust), the Registrant, 17 other investment companies in the Delaware Investments family

Mitchell L. Conery(4)      Vice President/Senior Portfolio Manager of Delaware
                           Management Company, Inc., Delaware Management Company
                           (a series of Delaware Management Business Trust),
                           Delaware Investment Advisers (a series of Delaware
                           Management Business Trust), the Registrant, 17 other investment companies in the Delaware Investments family and Delaware Capital Management, Inc.

George H. Burwell          Vice President/Senior Portfolio Manager of Delaware
                           Management Company, Inc., Delaware Management Company
                           (a series of Delaware Management Business Trust) and
                           10 investment companies in the Delaware Investments family

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Part C - Other Information
(Continued)

Name and Principal           Positions and Offices with the Manager and its
Business Address *           Affiliates and Other Positions and Offices Held

John B. Fields               Vice President/Senior Portfolio Manager of Delaware
                             Management Company, Inc., Management Company (a series of Delaware Management Business Trust),
                             Delaware Investment Advisers (a series of Delaware
                             Management Business Trust), ten investment companies in the Delaware Investments family, Delaware Capital Management, Inc. and Trustee of
                             Delaware Management Business Trust

Gerald S. Frey               Vice President/Senior Portfolio Manager of
                             Delaware Management Company, Inc., Delaware
                             Management Company (a series of Delaware Management
                             Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and
                             10 investment companies in the Delaware Investments family

Christopher  Beck(5)         Vice President/Senior Portfolio Manager of Delaware
                             Management Company, Inc., Management Company (a series of Delaware Management Business Trust),
                             Delaware Investment Advisers (a series of Delaware
                             Management Business Trust) 10 investment companies in the Delaware Investments family

Elizabeth H. Howell(6)       Vice President/Senior Portfolio Manager of Delaware
                             Management Company, Inc., Delaware Management
                             Company (a series of Delaware Management Business
                             Trust), the Registrant and seven other investment companies in the Delaware Investments family

Andrew M. McCullagh, Jr.(7)  Vice President/Senior Portfolio Manager of Delaware
                             Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust) the Registrant and eight other investment companies in the Delaware Investments family

Babak Zenouzi                Vice President/Senior Portfolio Manager of Delaware
                             Management Company, Inc., Delaware Management
                             Company (a series of Delaware Management Business
                             Trust) and 13 investment companies in the Delaware
                             Investments family

J. Paul Dokas(8)             Vice President/Quantitative Analyst and Portfolio
                             Manager of Delaware Management Company, Inc.,
                             Delaware Management Company (a series of Delaware
                             Management Business Trust), the Registrant and one other investment company in the Delaware
                             Investments family

Cynthia Isom                 Vice President/Portfolio Manager of Delaware
                             Management Company, Inc., Delaware Management
                             Company (a series of Delaware Management Business
                             Trust), the Registrant and 17 other investment companies in the Delaware Investments family

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Part C - Other Information
(Continued)

Name and Principal           Positions and Offices with the Manager and its
Business Address *           Affiliates and Other Positions and Offices Held

Paul Grillo                  Vice President/Portfolio Manager of Delaware
                             Management Company, Inc., Management Company (a series of Delaware Management Business Trust),
                             Delaware Investment Advisers (a series of Delaware
                             Management Business Trust), Registrant and 19 other investment companies in the Delaware Investments family

Marshall  T. Bassett(9)      Vice President/Portfolio Manager of Delaware
                             Management Company, Inc., Delaware Management
                             Company (a series of Delaware Management
                             Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust), the
                             Registrant and each of the other funds in the Delaware Investments family

John A. Heffern(10)          Vice President/Portfolio Manager of Delaware
                             Management Company, Inc., Delaware Management
                             Company (a series of Delaware Management Business
                             Trust) and each of the funds in the Delaware
                             Investments family

Lori P. Wachs                Vice President/Portfolio Manager of Delaware
                             Management Company, Inc., Delaware Management
                             Company (a series of Delaware Management Business
                             Trust) and each of the funds in the Delaware
                             Investments family

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

-----------
1   SENIOR MANAGER, Ernst & Young LLP prior to December 1996.
2   TAX PRINCIPAL, Ernst & Young LLP prior to April 1998.
3   CORPORATE CONTROLLER, IIS prior to July 1997.
4   INVESTMENT OFFICER, Travelers Insurance prior to January 1997.
5   SENIOR PORTFOLIO MANAGER, Pitcairn Trust Company prior to May 1997.
6   SENIOR PORTFOLIO MANAGER, Voyageur Fund Managers, Inc. prior to May 1997.
7 SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER, Voyageur Asset Management LLC prior to May 1997.
8   DIRECTOR OF TRUST INVESTMENTS, Bell Atlantic Corporation prior to February
    1997.
9   VICE PRESIDENT, Morgan Stanley Asset Management prior to March 1997.
10 SENIOR VICE PRESIDENT, EQUITY RESEARCH, NatWest Securities Corporation prior to March 1997.

Part C - Other Information
(Continued)

Item 29. Principal Underwriters.

         (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

         (b) Information with respect to each director, officer or partner of principal underwriter:

Name and Principal                    Positions and Offices                     Positions and Offices
Business Address *                    with Underwriter                          with Registrant
------------------                    ---------------------                     ---------------------
Delaware Distributors, Inc.           General Partner                           None

Delaware Investment
Advisers                              Limited Partner                           None

Delaware Capital
Management, Inc.                      Limited Partner                           None

Wayne A. Stork                        Chairman                                  Chairman

Bruce D. Barton                       President and Chief Executive             None
                                      Officer

David K. Downes                       Executive Vice President,                 Executive Vice President, Chief
                                      Chief Operating Officer                   Operating Officer and Chief
                                      and Chief Financial Officer               Financial Officer

Richard J. Flannery                   Executive Vice President/                 Senior Vice President
                                      General Counsel

George M. Chamberlain, Jr.            Senior Vice President/Secretary           Senior Vice President/
                                                                                Secretary/General Counsel

Joseph H. Hastings                    Senior Vice President/Corporate           Senior Vice President/
                                      Controller & Treasurer                    Corporate Controller

Terrence P. Cunningham                Senior Vice President/Financial           None
                                      Institutions

Thomas E. Sawyer                      Senior Vice President/                    None
                                      National Sales Director

Mac McAuliffe                         Senior Vice President/Sales               None
                                      Manager, Western Division

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Part C - Other Information
(Continued)

Name and Principal                    Positions and Offices                     Positions and Offices
Business Address *                    with Underwriter                          with Registrant
------------------                    ---------------------                     ---------------------
J. Chris Meyer                        Senior Vice President/                    None
                                      Director Product Management

William M. Kimbrough                  Senior Vice President/Wholesaler          None

Daniel J. Brooks                      Senior Vice President/Wholesaler          None

Bradley L. Kolstoe                    Senior Vice President/Western             None
                                      Division Sales Manager

Henry W. Orvin                        Senior Vice President/Eastern             None
                                      Division Sales Manager

Michael P. Bishof                     Senior Vice President and Treasurer/      Senior Vice
                                      Manager, Investment Accounting            President/Treasurer

Eric E. Miller                        Vice President/Assistant Secretary/       Vice President/Assistant Secretary/
                                      Deputy General Counsel                    Deputy General Counsel

Richelle S. Maestro                   Vice President/                           Vice President/
                                      Assistant Secretary                       Assistant Secretary

Lisa O. Brinkley                      Vice President/Compliance                 Vice President/Compliance

Daniel H. Carlson                     Vice President/Strategic Marketing        None

Diane M. Anderson                     Vice President/Plan Record Keeping        None
                                      and Administration

Anthony J. Scalia                     Vice President/Defined Contribution       None
                                      Sales, SW Territory

Courtney S. West                      Vice President/Defined Contribution       None
                                      Sales, NE Territory

Denise F. Guerriere                   Vice President/Client Services            None

Gordon E. Searles                     Vice President/Client Services            None

Lori M. Burgess                       Vice President/Client Services            None

Julia R. Vander Els                   Vice President/Participant Services       None

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Part C - Other Information
(Continued)

Name and Principal                    Positions and Offices                     Positions and Offices
Business Address *                    with Underwriter                          with Registrant
------------------                    ---------------------                     ---------------------
Jerome J. Alrutz                      Vice President/Retail Sales               None

Scott Metzger                         Vice President/Business Development       Vice President/Business
                                                                                Development

Larry Carr                            Vice President/Sales Manager              None

Stephen C. Hall                       Vice President/Institutional Sales        None

Gregory J. McMillan                   Vice President/ National Accounts         None

Holly W. Reimel                       Senior Vice President/Manager,            None
                                      National Accounts

Christopher H. Price                  Vice President/Manager,                   None
                                      Insurance

Stephen J. DeAngelis                  Senior Vice President, National           None
                                      Director/Manager Account Services

Andrew W. Whitaker                    Vice President/Financial Institutions     None

Jessie Emery                          Vice President/Marketing                  None
                                      Communications

Darryl S. Grayson                     Vice President, Broker/Dealer             None
                                      Internal Sales

Dinah J. Huntoon                      Vice President/Product                    None
                                      Manager Equity

Soohee Lee                            Vice President/Fixed Income               None
                                      Product Management

Michael J. Woods                      Vice President/UIT Product                None
                                      Management

Ellen M. Krott                        Vice President/Marketing                  None

Dale L. Kurtz                         Vice President/Marketing Support          None

David P. Anderson                     Vice President/Wholesaler                 None

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Part C - Other Information
(Continued)

Name and Principal                    Positions and Offices                     Positions and Offices
Business Address *                    with Underwriter                          with Registrant
------------------                    ---------------------                     ---------------------
Lee D. Beck                           Vice President/Wholesaler                 None

Gabriella Bercze                      Vice President/Wholesaler                 None

Larry D. Birdwell                     Vice President/Wholesaler                 None

Terrence L. Bussard                   Vice President/Wholesaler                 None

William S. Carroll                    Vice President/Wholesaler                 None

William L. Castetter                  Vice President/Wholesaler                 None

Thomas J. Chadie                      Vice President/Wholesaler                 None

Joseph Gallagher                      Vice President/Wholesaler                 None

Thomas C. Gallagher                   Vice President/Wholesaler                 None

Douglas R. Glennon                    Vice President/Wholesaler                 None

Ronald A. Haimowitz                   Vice President/Wholesaler                 None

Edward J. Hecker                      Vice President/Wholesaler                 None

Christopher L. Johnston               Vice President/Wholesaler                 None

Michael P. Jordan                     Vice President/Wholesaler                 None

Jeffrey A. Keinert                    Vice President/Wholesaler                 None

Thomas P. Kennett                     Vice President/ Wholesaler                None

Theodore T. Malone                    Vice President/Wholesaler                 None

Debbie A. Marler                      Vice President/Wholesaler                 None

Nathan W. Medin                       Vice President/Wholesaler                 None

Roger J. Miller                       Vice President/Wholesaler                 None

Andrew Morris                         Vice President/Wholesaler                 None

Patrick L. Murphy                     Vice President/Wholesaler                 None

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Part C - Other Information
(Continued)

Name and Principal                    Positions and Offices                     Positions and Offices
Business Address *                    with Underwriter                          with Registrant
------------------                    ---------------------                     ---------------------
Scott Naughton                        Vice President/Wholesaler                 None

Stephen C. Nell                       Vice President/Wholesaler                 None

Julia A. Nye                          Vice President/Wholesaler                 None

Joseph T. Owczarek                    Vice President/Wholesaler                 None

Mary Ellen Pernice-Fadden             Vice President/Wholesaler                 None

Mark A. Pletts                        Vice President/Wholesaler                 None

Philip G. Rickards                    Vice President/Wholesaler                 None

Laura E. Roman                        Vice President/Wholesaler                 None

Linda Schulz                          Vice President/Wholesaler                 None

Edward B. Sheridan                    Vice President/Wholesaler                 None

Robert E. Stansbury                   Vice President/Wholesaler                 None

Julia A. Stanton                      Vice President/Wholesaler                 None

Larry D. Stone                        Vice President/Wholesaler                 None

Edward J. Wagner                      Vice President/Wholesaler                 None

Wayne W. Wagner                       Vice President/Wholesaler                 None

John A. Wells                         Vice President/Marketing                  None
                                      Technology

Scott Whitehouse                      Vice President/Wholesaler                 None

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

         (c) Inapplicable.

Item 30. Location of Accounts and Records.

         All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

Item 31. Management Services.  None.

Part C - Other Information
(Continued)

Item 32. Undertakings.

         (a)  Not Applicable.

         (b)  Not Applicable.

         (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's annual report to shareholders, upon request and without charge.

         (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

Part C - Other Information
(Continued)

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 25th day of November, 1998.
                                                 DELAWARE GROUP FOUNDATION FUNDS

                                                       By /s/Wayne A. Stork
                                                          --------------------
                                                            Wayne A. Stork
                                                               Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

              Signature                                      Title                                 Date
--------------------------------------            ---------------------------------            -----------------

/s/Wayne A. Stork                                 Chairman of the Board and Trustee            November 25, 1998
--------------------------------------
Wayne A. Stork
                                                  Executive Vice President/
                                                  Chief Operating Officer/
                                                  Chief Financial Officer (Principal
                                                  Financial Officer and Principal
/s/David K. Downes                                Accounting Officer)                          November 25, 1998
--------------------------------------
David K. Downes

/s/Walter P. Babich                 *             Trustee                                      November 25, 1998
--------------------------------------
Walter P. Babich

/s/John H. Durham                    *
--------------------------------------
John H. Durham                                    Trustee                                      November 25, 1998


/s/Anthony D. Knerr                  *            Trustee                                      November 25, 1998
--------------------------------------
Anthony D. Knerr

/s/Ann R. Leven                      *            Trustee                                      November 25, 1998
--------------------------------------
Ann R. Leven

/s/W. Thacher Longstreth             *            Trustee                                      November 25, 1998
--------------------------------------
W. Thacher Longstreth

/s/ Thomas F. Madison                *            Trustee                                      November 25, 1998
--------------------------------------
Thomas F. Madison

/s/Jeffrey J. Nick                   *            Trustee                                      November 25, 1998
--------------------------------------
Jeffrey J. Nick

/s/Charles E. Peck                   *            Trustee                                      November 25, 1998
--------------------------------------
Charles E. Peck

                             * By /s/Wayne A. Stork
                                 Wayne A. Stork
                               as Attorney-in-Fact
                        for each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549









                                    Exhibits

                                       to

                                    Form N-1A











             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.       Exhibit

EX-99.B8AI        Letter  to add the Income Portfolio, the Balanced Portfolio
                  and the Growth Portfolio to the Custodian Agreement

EX-99.B9CI        Executed Amendment No. 8 to Fund Accounting Agreement

EX-99.B9CII       Form of Amendment No. 11 to Fund Accounting Agreement

EX-99.B9CIII      Form of Amendment No. 12 to Fund Accounting Agreement

EX-99.B9CIV       Form of Amendment No. 13 to Fund Accounting Agreement

EX-99.B10         Opinion of Counsel

EX-99.B11         Consent of Auditors

EX-27             Financial Data Schedules